UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street Boston, MA	02116-5021
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2005

Date of reporting period: January 31, 2005

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.99%

REAL ESTATE INVESTMENT TRUSTS—99.99%
AMB Property Corp.	669,966	$24,942,834
Archstone-Smith Trust	1,593,519	54,657,702
Arden Realty Group Inc.	529,288	17,847,591
AvalonBay Communities Inc. (1)	582,752	38,997,764
Boston Properties Inc. (1)	874,488	50,527,917
CarrAmerica Realty Corp. (1)	440,014	13,354,425
Catellus Development Corp. (1)	832,439	22,326,014
CenterPoint Properties Trust (1)	389,988	16,554,991
Cousins Properties Inc. (1)	401,886	12,173,127
Developers Diversified Realty Corp.	870,749	34,612,273
Duke Realty Corp. (1)	1,149,530	35,750,383
Equity Office Properties Trust	3,257,204	91,136,568
Equity Residential	2,284,663	72,058,271
Essex Property Trust Inc. (1)	185,383	13,338,307
General Growth Properties Inc.	1,895,273	60,212,823
Health Care Property Investors Inc.	1,067,995	27,725,150
Host Marriott Corp. (1)	2,815,612	45,049,792
Kimco Realty Corp. (1)	905,271	47,961,258
Liberty Property Trust	688,845	26,899,397
Macerich Co. (The) (1)	477,849	27,337,741
Mills Corp. (1)	438,494	24,524,969
Pan Pacific Retail Properties Inc. (1)	327,442	18,955,617
ProLogis	1,472,225	56,150,661
Public Storage Inc. (1)	988,285	51,894,845
Reckson Associates Realty Corp. (1)	646,665	19,839,682
Regency Centers Corp. (1)	505,294	24,961,524
Simon Property Group Inc.	1,635,337	96,975,484
SL Green Realty Corp.	327,611	17,438,734
Vornado Realty Trust (1)	1,017,550	70,353,407
Weingarten Realty Investors (1)	718,006	25,668,715

		1,140,227,966

TOTAL COMMON STOCKS
(Cost: $1,033,662,530)		1,140,227,966

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.58%

COMMERCIAL PAPER—2.20% (2)

Bryant Park Funding LLC
2.50%, 03/16/05	$84,860	84,606
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	665,427	664,570
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	1,485,044	1,484,703
CRC Funding LLC
2.21%, 02/07/05	212,149	212,071
DEPFA Bank PLC
2.28%, 05/03/05	424,298	421,858
Edison Asset Securitization
2.26%, 05/04/05	1,060,746	1,054,619

Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	1,697,193	1,695,906
Ford Credit Auto Receivables
2.28%, 04/27/05	636,447	633,021
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	1,060,746	1,058,210
Fortis Funding LLC
2.35%, 05/09/05	1,188,035	1,180,513
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	5,515,877	5,510,680
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	895,464	895,223
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	1,060,746	1,059,278
Jupiter Securitization Corp.
2.30%, 02/01/05	424,298	424,298
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	678,877	678,510
Moat Funding LLC
2.50%, 03/23/05	169,719	169,130
Mortgage Interest Networking Trust
2.24%, 02/01/05	551,588	551,588
Nationwide Building Society
2.21%, 02/10/05	848,596	848,128
New Center Asset Trust
2.25%, 02/02/05	797,681	797,631
Nordea North America Inc.
2.74%, 07/11/05	424,298	419,131
Park Granada LLC
2.55%, 03/21/05	169,719	169,142
Preferred Receivables Funding Corp.
2.30%, 02/02/05	424,298	424,271
Santander Central Hispano
2.75%, 07/08/05	1,060,746	1,048,047
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	1,909,580	1,904,216
Solitaire Funding Ltd.
2.28%, 02/02/05	540,946	540,912
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	835,545	834,333
Windmill Funding Corp.
2.55%, 03/08/05	297,009	296,272

		25,060,867

FLOATING RATE NOTES—5.36% (2)

American Express Centurion Bank
2.48%, 01/24/06	1,272,895	1,272,895
American Express Credit Corp.
2.56%, 10/26/05	1,697,193	1,697,817
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	551,588	551,430
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (3)	3,182,237	3,182,533
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	2,885,228	2,884,595
Cancara Asset Securitisation LLC
2.44%, 02/15/05	1,502,016	1,502,016
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (3)	1,697,193	1,697,026
Commodore CDO Ltd.
2.55%, 12/12/05	212,149	212,149
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	2,545,789	2,545,334
DEPFA Bank PLC
2.47%, 12/15/05	848,596	848,596
Dorada Finance Inc.
2.66%, 07/29/05 (3)	704,335	704,232

Fairway Finance LLC
2.40%, 03/14/05	848,596	848,596
Fifth Third Bancorp
2.48%, 02/23/06 (3)	1,697,193	1,697,193
Five Finance Inc.
2.53%, 04/29/05 (3)	678,877	678,862
General Electric Capital Corp.
2.52%, 02/09/06	381,868	382,438
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	417,859	417,859
Hartford Life Global Funding Trust
2.53%, 02/15/06	848,596	848,596
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	2,545,789	2,545,788
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (3)	2,970,088	2,969,928
Leafs LLC
2.50%, 01/20/06	636,447	636,447
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (3)	3,479,246	3,480,231
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	2,121,491	2,121,308
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (3)	3,139,807	3,140,528
Norddeutsche Landesbank
2.63%, 07/27/05	848,596	848,452
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (3)	2,545,789	2,545,789
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	2,291,211	2,291,210
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (3)	466,728	466,628
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (3)	4,327,842	4,328,085
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (3)	3,086,345	3,086,211
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	2,545,789	2,545,790
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (3)	2,970,088	2,969,800
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (3)	4,641,823	4,641,427
Winston Funding Ltd.
2.75%, 04/25/05 (3)	605,898	605,898

		61,195,687

MEDIUM-TERM NOTES—0.14% (2)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (3)	1,400,184	1,400,201
WhistleJacket Capital LLC
1.32%, 02/04/05 (3)	212,149	212,149

		1,612,350

MONEY MARKET FUNDS—1.87% (2)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)	3,394,386	3,394,386
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4)	8,931,527	8,931,527
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (4)	8,485,965	8,485,965
BlackRock Temp Cash Money Market Fund	158,257	158,257
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	320,198	320,198

		21,290,333

REPURCHASE AGREEMENTS—2.23% (2)

Bank of America N.A.
2.51%, 02/01/05 (5)	$8,485,965	8,485,965
Goldman Sachs & Co.
2.50%, 02/01/05 (5)	8,485,965	8,485,965
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (5)	8,485,965	8,485,965

		25,457,895

TIME DEPOSITS—1.58% (2)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	1,442,614	1,442,599
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	1,272,895	1,272,899
BNP Paribas (New York)
2.78%, 07/11/05	848,596	848,596
First Tennessee Bank
2.31%, 02/03/05	848,596	848,596
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	1,391,698	1,391,689
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	848,596	848,596
National City Bank (Ohio)
2.50%, 02/01/05	1,136,672	1,136,672
Norddeutsche Landesbank
2.11%, 06/07/05	848,596	848,538
Royal Bank of Scotland
2.54%, 03/22/05	212,149	212,149
Societe Generale
2.51%, 02/01/05	848,596	848,596
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	3,733,825	3,733,627
UBS Finance (Connecticut)
2.67%, 11/09/05	339,439	339,413
Washington Mutual Bank
2.27-2.35%, 02/02/05	2,121,491	2,121,492
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	2,121,491	2,121,491

		18,014,953

U.S. GOVERNMENT AGENCY NOTES—0.20% (2)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	1,017,068	1,014,568
Federal National Mortgage Association
2.33%, 07/22/05	1,272,895	1,258,837

		2,273,405

TOTAL SHORT-TERM INVESTMENTS
(Cost: $154,905,490)		154,905,490

TOTAL INVESTMENTS IN SECURITIES—113.57%
(Cost: $1,188,568,020) (6)		1,295,133,456
Other Assets, Less Liabilities—(13.57%)		(154,732,884)

NET ASSETS—100.00%		$1,140,400,572

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(3)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(6)	The cost of investments for federal income tax purposes was $1,194,405,029. Net unrealized appreciation aggregated $100,728,427, of which $103,607,459 represented gross unrealized appreciation on securities and $2,879,032 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.82%

AGRICULTURE—5.12%
Altria Group Inc.	3,548,788	$226,519,138
Universal Corp.	1,216,577	57,495,429

		284,014,567

AUTO MANUFACTURERS—1.92%
General Motors Corp.	2,901,279	106,796,080

		106,796,080

BANKS—28.18%
AmSouth Bancorp	2,927,382	73,008,907
Associated Bancorp	1,973,565	65,186,852
Bank of America Corp.	4,067,794	188,623,608
Bank of Hawaii Corp.	249,613	11,958,959
BB&T Corp.	703,772	27,777,881
Citizens Banking Corp.	2,003,259	62,621,876
Colonial BancGroup Inc. (The)	1,205,724	24,331,510
Comerica Inc.	2,046,940	118,435,948
Compass Bancshares Inc.	136,473	6,391,031
Fifth Third Bancorp	12,757	592,818
First Horizon National Corp.	1,681,037	71,561,745
FirstMerit Corp.	2,934,175	77,755,637
FNB Corp. (Pennsylvania)	3,923,683	77,610,450
Hibernia Corp. Class A	1,366,121	35,956,305
Hudson United Bancorp	2,182,527	80,229,692
Huntington Bancshares Inc.	2,005,151	46,058,318
KeyCorp	2,872,206	95,989,124
National City Corp.	2,585,725	91,922,524
North Fork Bancorp Inc.	560,845	16,096,251
PNC Financial Services Group	2,371,425	127,748,665
Provident Bankshares Corp.	1,261,828	41,728,652
Regions Financial Corp.	1,765,116	56,483,712
Sky Financial Group Inc.	1,834,226	48,717,043
SunTrust Banks Inc.	203,949	14,688,407
U.S. Bancorp	456,153	13,707,398
Wells Fargo & Co.	572,840	35,115,092
Whitney Holding Corp.	1,172,977	53,464,292

		1,563,762,697

BEVERAGES—0.29%
Coca-Cola Co. (The)	386,104	16,019,455

		16,019,455

CHEMICALS—7.07%
Dow Chemical Co. (The)	1,293,740	64,298,878
Eastman Chemical Co.	1,732,182	93,797,655
Lubrizol Corp.	1,424,269	51,316,412
Lyondell Chemical Co.	1,879,909	55,306,923
PPG Industries Inc.	1,401,894	96,422,269
RPM International Inc.	1,767,081	31,153,638

		392,295,775

COMMERCIAL SERVICES—2.30%
Deluxe Corp.	1,909,966	73,094,399
Donnelley (R.R.) & Sons Co.	1,624,963	54,355,012

		127,449,411

COSMETICS & PERSONAL CARE—0.83%
Kimberly-Clark Corp.	702,513	46,021,627

		46,021,627

DISTRIBUTION & WHOLESALE—1.47%
Genuine Parts Co.	1,932,852	81,817,625

		81,817,625

DIVERSIFIED FINANCIAL SERVICES—3.34%
Citigroup Inc.	1,039,019	50,963,882
Federal National Mortgage Association	822,074	53,089,539
JP Morgan Chase & Co.	1,944,194	72,576,762
Waddell & Reed Financial Inc. Class A	396,606	8,673,773

		185,303,956

ELECTRIC—18.00%
Black Hills Corp.	2,424,180	72,216,322
DTE Energy Co.	3,317,578	145,343,092
Duquesne Light Holdings Inc.	5,456,839	101,278,932
Energy East Corp.	3,014,443	78,978,407
Entergy Corp.	398,169	27,680,709
Exelon Corp.	849,592	37,594,446
FirstEnergy Corp.	2,486,318	98,856,004
FPL Group Inc.	1,943,865	148,977,814
MDU Resources Group Inc.	211,403	5,652,916
NiSource Inc.	3,260,270	74,660,183
Pinnacle West Capital Corp.	2,847,249	118,730,283
PPL Corp.	1,172,539	63,317,106
SCANA Corp.	651,864	25,455,289

		998,741,503

ELECTRICAL COMPONENTS & EQUIPMENT—0.70%
Emerson Electric Co.	579,552	38,969,076

		38,969,076

ENVIRONMENTAL CONTROL—0.34%
Waste Management Inc.	654,790	18,988,910

		18,988,910

FOOD—1.55%
Albertson’s Inc.	1,202,207	27,506,496
General Mills Inc.	580,020	30,735,260
Sara Lee Corp.	1,184,108	27,802,856

		86,044,612

FOREST PRODUCTS & PAPER—0.62%
MeadWestvaco Corp.	1,199,191	34,644,628

		34,644,628

GAS—1.76%
Nicor Inc.	2,147,053	79,269,197
ONEOK Inc.	665,394	18,431,414

		97,700,611

HOME FURNISHINGS—1.60%
La-Z-Boy Inc.	516,601	7,201,418
Maytag Corp.	1,514,877	23,798,718
Whirlpool Corp.	844,041	57,614,239

		88,614,375

HOUSEHOLD PRODUCTS & WARES—0.52%
Avery Dennison Corp.	477,307	28,681,378

		28,681,378

INSURANCE—4.84%
Cincinnati Financial Corp.	18,945	835,853
Gallagher (Arthur J.) & Co.	983,601	29,163,770
Jefferson-Pilot Corp.	657,880	32,828,212
Lincoln National Corp.	1,940,219	89,521,705
Unitrin Inc.	2,712,574	116,179,544

		268,529,084

OFFICE & BUSINESS EQUIPMENT—0.72%
Pitney Bowes Inc.	890,870	39,857,524

		39,857,524

OIL & GAS—3.30%
ChevronTexaco Corp.	1,213,510	66,014,944
Marathon Oil Corp.	1,744,595	67,568,164
Occidental Petroleum Corp.	852,224	49,752,837

		183,335,945

PACKAGING & CONTAINERS—0.76%
Sonoco Products Co.	1,620,382	42,065,117

		42,065,117

PHARMACEUTICALS—4.00%
Abbott Laboratories	262,511	11,818,245
Bristol-Myers Squibb Co.	4,115,593	96,469,500
Lilly (Eli) & Co.	552,610	29,973,566
Merck & Co. Inc.	2,970,248	83,315,456
Pfizer Inc.	16,849	407,072

		221,983,839

PIPELINES—2.26%
Equitable Resources Inc.	888,485	50,679,184
Kinder Morgan Inc.	993,774	74,572,801

		125,251,985

RETAIL—0.75%
May Department Stores Co. (The)	1,220,802	41,385,188

		41,385,188

SAVINGS & LOANS—4.35%
New York Community Bancorp Inc.	2,302,926	41,061,171
People’s Bank	2,439,683	90,341,462
Washington Federal Inc.	1,477,426	38,486,947
Washington Mutual Inc.	1,765,881	71,253,298

		241,142,878

TELECOMMUNICATIONS—3.23%
Alltel Corp.	498,180	27,419,827
BellSouth Corp.	2,500,517	65,613,566
SBC Communications Inc.	3,632,918	86,318,132

		179,351,525

TOTAL COMMON STOCKS
(Cost: $5,423,810,871)		5,538,769,371

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	10,279,720	10,279,720

		10,279,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,279,720)		10,279,720

TOTAL INVESTMENTS IN SECURITIES —100.01%
(Cost: $5,434,090,591) (2)		5,549,049,091
Other Assets, Less Liabilities —(0.01%)		(553,161)

NET ASSETS —100.00%		$5,548,495,930

(1)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(2)	The cost of investments for federal income tax purposes was $5,438,770,741. Net unrealized appreciation aggregated $110,278,350, of which $203,662,172 represented gross unrealized appreciation on securities and $93,383,822 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.97%

AIRLINES—7.23%
Alaska Air Group Inc. (1)	20,092	$598,541
AMR Corp. (1) (2)	116,384	1,000,902
Continental Airlines Inc. Class B (1) (2)	119,665	1,246,909
Delta Air Lines Inc. (1) (2)	114,177	615,414
JetBlue Airways Corp. (1) (2)	19,216	380,285
Northwest Airlines Corp. (1) (2)	55,839	412,650
SkyWest Inc.	31,935	549,921
Southwest Airlines Co.	120,984	1,751,848

		6,556,470

TRANSPORTATION—88.76%
Alexander & Baldwin Inc.	108,888	5,008,848
Burlington Northern Santa Fe Corp.	105,348	5,075,667
CH Robinson Worldwide Inc.	81,431	4,193,696
CNF Inc.	99,670	4,675,520
CSX Corp.	119,951	4,794,441
Expeditors International Washington Inc.	128,780	7,229,709
FedEx Corp.	117,251	11,215,058
Hunt (J.B.) Transport Services Inc.	104,213	4,597,878
Norfolk Southern Corp.	122,817	4,288,770
Ryder System Inc.	119,978	5,464,998
Union Pacific Corp.	101,861	6,070,916
United Parcel Service Inc. Class B	123,869	9,250,537
USF Corp. (2)	105,116	3,464,623
Yellow Roadway Corp. (1)	90,939	5,148,966

		80,479,627

TRUCKING & LEASING—3.98%
GATX Corp.	121,211	3,609,664

		3,609,664

TOTAL COMMON STOCKS
(Cost: $88,875,018)		90,645,761

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.17%

COMMERCIAL PAPER—0.65% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$2,002	1,996
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	15,698	15,678
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	35,034	35,027
CRC Funding LLC
2.21%, 02/07/05	5,005	5,003

DEPFA Bank PLC
2.28%, 05/03/05	10,010	9,952
Edison Asset Securitization
2.26%, 05/04/05	25,024	24,880
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	40,039	40,008
Ford Credit Auto Receivables
2.28%, 04/27/05	15,015	14,934
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	25,024	24,965
Fortis Funding LLC
2.35%, 05/09/05	28,027	27,850
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	130,127	130,005
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	21,125	21,120
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	25,024	24,990
Jupiter Securitization Corp.
2.30%, 02/01/05	10,010	10,010
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	16,016	16,008
Moat Funding LLC
2.50%, 03/23/05	4,004	3,991
Mortgage Interest Networking Trust
2.24%, 02/01/05	13,013	13,013
Nationwide Building Society
2.21%, 02/10/05	20,020	20,008
New Center Asset Trust
2.25%, 02/02/05	18,818	18,817
Nordea North America Inc.
2.74%, 07/11/05	10,010	9,888
Park Granada LLC
2.55%, 03/21/05	4,004	3,990
Preferred Receivables Funding Corp.
2.30%, 02/02/05	10,010	10,009
Santander Central Hispano
2.75%, 07/08/05	25,024	24,725
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	45,050	44,923
Solitaire Funding Ltd.
2.28%, 02/02/05	12,762	12,761
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	19,712	19,683
Windmill Funding Corp.
2.55%, 03/08/05	7,007	6,989

		591,223

FLOATING RATE NOTES—1.59% (3)

American Express Centurion Bank
2.48%, 01/24/06	30,029	30,029
American Express Credit Corp.
2.56%, 10/26/05	40,039	40,054
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	13,013	13,009
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	75,073	75,081
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	68,066	68,051
Cancara Asset Securitisation LLC
2.44%, 02/15/05	35,435	35,435
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	40,039	40,036

Commodore CDO Ltd.
2.55%, 12/12/05	5,005	5,005
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	60,059	60,047
DEPFA Bank PLC
2.47%, 12/15/05	20,020	20,020
Dorada Finance Inc.
2.66%, 07/29/05 (4)	16,616	16,614
Fairway Finance LLC
2.40%, 03/14/05	20,020	20,020
Fifth Third Bancorp
2.48%, 02/23/06 (4)	40,039	40,039
Five Finance Inc.
2.53%, 04/29/05 (4)	16,016	16,015
General Electric Capital Corp.
2.52%, 02/09/06	9,009	9,022
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	9,858	9,858
Hartford Life Global Funding Trust
2.53%, 02/15/06	20,020	20,020
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	60,059	60,060
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	70,068	70,066
Leafs LLC
2.50%, 01/20/06	15,015	15,015
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	82,080	82,104
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	50,049	50,045
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	74,072	74,090
Norddeutsche Landesbank
2.63%, 07/27/05	20,020	20,016
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	60,059	60,059
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	54,053	54,053
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	11,011	11,008
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	102,100	102,104
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	72,811	72,808
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	60,059	60,058
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	70,068	70,062
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	109,507	109,499
Winston Funding Ltd.
2.75%, 04/25/05 (4)	14,294	14,294

		1,443,696

MEDIUM-TERM NOTES—0.04% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	33,032	33,032
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	5,005	5,005

		38,037

MONEY MARKET FUNDS—0.69% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	80,078	80,078
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	335,354	335,354
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	200,195	200,195
BlackRock Temp Cash Money Market Fund	3,733	3,733
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	7,554	7,554

		626,914

REPURCHASE AGREEMENTS—0.67% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$200,195	200,195
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	200,195	200,195
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	200,195	200,195

		600,585

TIME DEPOSITS—0.47% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	34,033	34,033
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	30,029	30,030
BNP Paribas (New York)
2.78%, 07/11/05	20,020	20,020
First Tennessee Bank
2.31%, 02/03/05	20,020	20,020
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	32,832	32,832
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	20,020	20,020
National City Bank (Ohio)
2.50%, 02/01/05	26,816	26,816
Norddeutsche Landesbank
2.11%, 06/07/05	20,020	20,018
Royal Bank of Scotland
2.54%, 03/22/05	5,005	5,005
Societe Generale
2.51%, 02/01/05	20,020	20,020
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	88,086	88,080
UBS Finance (Connecticut)
2.67%, 11/09/05	8,008	8,007
Washington Mutual Bank
2.27-2.35%, 02/02/05	50,049	50,049
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	50,049	50,049

		424,999

U.S. GOVERNMENT AGENCY NOTES—0.06% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	23,994	23,935
Federal National Mortgage Association
2.33%, 07/22/05	30,029	29,698

		53,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,779,087)		3,779,087

TOTAL INVESTMENTS IN SECURITIES —104.14%
(Cost: $92,654,105) (7)		94,424,848
Other Assets, Less Liabilities—(4.14%)		(3,750,719)

NET ASSETS—100.00%		$90,674,129

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $92,675,543. Net unrealized appreciation aggregated $1,749,305, of which $4,687,347 represented gross unrealized appreciation on securities and $2,938,042 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.99%

AGRICULTURE—3.89%
Monsanto Co.	253,866	$13,741,767

		13,741,767

BIOTECHNOLOGY—0.15%
Cambrex Corp. (1)	23,494	524,151

		524,151

CHEMICALS—54.39%
Air Products & Chemicals Inc.	202,475	11,927,802
Airgas Inc.	61,124	1,437,636
Albemarle Corp.	35,502	1,246,475
Ashland Inc.	66,987	4,111,662
Cabot Corp.	58,674	2,053,590
Crompton Corp. (1)	108,924	1,268,965
Cytec Industries Inc. (1)	34,309	1,749,759
Dow Chemical Co. (The)	893,125	44,388,312
Du Pont (E.I.) de Nemours and Co.	948,711	45,120,695
Eastman Chemical Co. (1)	74,101	4,012,569
Ecolab Inc.	175,978	5,921,660
Engelhard Corp.	118,236	3,552,992
Ferro Corp.	39,821	789,650
FMC Corp. (1) (2)	32,679	1,542,122
Fuller (H.B.) Co. (1)	27,180	724,891
Georgia Gulf Corp.	31,458	1,608,762
Great Lakes Chemical Corp. (1)	48,282	1,277,059
Hercules Inc. (2)	95,729	1,389,028
International Flavors & Fragrances Inc.	82,567	3,485,979
Lubrizol Corp.	62,141	2,238,940
Lyondell Chemical Co. (1)	194,367	5,718,277
MacDermid Inc. (1)	24,142	775,924
Minerals Technologies Inc. (1)	19,555	1,221,796
Mosaic Co. (The) (1) (2)	119,938	1,978,977
Olin Corp. (1)	66,358	1,477,793
OM Group Inc. (1) (2)	26,949	873,687
PPG Industries Inc.	163,298	11,231,636
Praxair Inc.	309,150	13,339,822
Rohm & Haas Co.	137,069	6,063,933
RPM International Inc. (1)	110,228	1,943,320
Schulman (A.) Inc. (1)	28,587	505,704
Sensient Technologies Corp. (1)	41,702	948,720
Sigma-Aldrich Corp.	56,295	3,538,141
Valspar Corp. (The)	45,272	2,218,328
Wellman Inc. (1)	30,285	317,993

		192,002,599

COAL—3.87%
Arch Coal Inc. (1)	58,442	2,136,055
CONSOL Energy Inc.	85,430	3,604,292
Massey Energy Co. (1)	72,137	2,736,156
Peabody Energy Corp.	61,049	5,173,903

		13,650,406

FOREST PRODUCTS & PAPER—11.86%
Bowater Inc.	52,855	2,008,490
Caraustar Industries Inc. (1) (2)	26,982	364,257
International Paper Co.	462,302	18,099,123
MeadWestvaco Corp.	191,864	5,542,951
Neenah Paper Inc. (2)	14,180	452,200
Pope & Talbot Inc. (1)	15,057	227,812
Potlatch Corp. (1)	28,050	1,290,861
Wausau-Mosinee Paper Corp. (1)	46,090	683,054
Weyerhaeuser Co.	211,735	13,212,264

		41,881,012

HOUSEHOLD PRODUCTS & WARES—1.98%
Avery Dennison Corp.	92,838	5,578,635
Scotts Co. (The) Class A (1) (2)	20,783	1,412,413

		6,991,048

IRON & STEEL—6.74%
AK Steel Holding Corp. (1) (2)	98,083	1,423,184
Allegheny Technologies Inc.	73,821	1,771,704
Carpenter Technology Corp.	19,427	1,190,098
Cleveland-Cliffs Inc. (1)	20,337	1,331,667
International Steel Group Inc. (1) (2)	70,402	2,833,681
Nucor Corp.	136,961	7,691,730
Ryerson Tull Inc. (1)	21,570	286,234
Steel Dynamics Inc. (1)	44,504	1,682,251
United States Steel Corp. (1)	108,091	5,599,114

		23,809,663

MANUFACTURING—0.12%
Tredegar Corp. (1)	24,013	407,020

		407,020

METAL FABRICATE & HARDWARE—0.39%
Worthington Industries Inc. (1)	66,602	1,364,009

		1,364,009

MINING—16.60%
Alcoa Inc.	826,963	24,403,678
Coeur d’Alene Mines Corp. (1) (2)	226,424	799,277
Freeport-McMoRan Copper & Gold Inc.	165,206	6,081,233
Meridian Gold Inc. (1) (2)	94,261	1,742,886
Newmont Mining Corp.	386,053	16,055,944
Phelps Dodge Corp.	89,368	8,606,138
RTI International Metals Inc. (1) (2)	20,092	490,245
Stillwater Mining Co. (1) (2)	41,403	438,044

		58,617,445

TOTAL COMMON STOCKS
(Cost: $332,151,546)		352,989,120

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.13%

COMMERCIAL PAPER—1.48% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$17,657	17,605
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	138,458	138,279

Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	308,998	308,927
CRC Funding LLC
2.21%, 02/07/05	44,143	44,126
DEPFA Bank PLC
2.28%, 05/03/05	88,285	87,777
Edison Asset Securitization
2.26%, 05/04/05	220,713	219,438
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	353,141	352,873
Ford Credit Auto Receivables
2.28%, 04/27/05	132,428	131,715
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	220,713	220,185
Fortis Funding LLC
2.35%, 05/09/05	247,198	245,633
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	1,147,707	1,146,626
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	186,322	186,272
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	220,713	220,408
Jupiter Securitization Corp.
2.30%, 02/01/05	88,285	88,285
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	141,256	141,181
Moat Funding LLC
2.50%, 03/23/05	35,314	35,191
Mortgage Interest Networking Trust
2.24%, 02/01/05	114,771	114,771
Nationwide Building Society
2.21%, 02/10/05	176,570	176,473
New Center Asset Trust
2.25%, 02/02/05	165,976	165,966
Nordea North America Inc.
2.74%, 07/11/05	88,285	87,210
Park Granada LLC
2.55%, 03/21/05	35,314	35,195
Preferred Receivables Funding Corp.
2.30%, 02/02/05	88,285	88,280
Santander Central Hispano
2.75%, 07/08/05	220,713	218,071
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	397,333	396,216
Solitaire Funding Ltd.
2.28%, 02/02/05	112,557	112,550
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	173,855	173,602
Windmill Funding Corp.
2.55%, 03/08/05	61,800	61,647

		5,214,502

FLOATING RATE NOTES—3.61% (3)

American Express Centurion Bank
2.48%, 01/24/06	264,856	264,856
American Express Credit Corp.
2.56%, 10/26/05	353,141	353,270
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	114,771	114,738
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	662,139	662,201
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	600,339	600,207

Cancara Asset Securitisation LLC
2.44%, 02/15/05	312,530	312,530
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	353,141	353,105
Commodore CDO Ltd.
2.55%, 12/12/05	44,143	44,143
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	529,711	529,616
DEPFA Bank PLC
2.47%, 12/15/05	176,570	176,570
Dorada Finance Inc.
2.66%, 07/29/05 (4)	146,553	146,532
Fairway Finance LLC
2.40%, 03/14/05	176,570	176,570
Fifth Third Bancorp
2.48%, 02/23/06 (4)	353,141	353,141
Five Finance Inc.
2.53%, 04/29/05 (4)	141,256	141,253
General Electric Capital Corp.
2.52%, 02/09/06	79,457	79,575
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	86,945	86,945
Hartford Life Global Funding Trust
2.53%, 02/15/06	176,570	176,570
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	529,711	529,710
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	617,996	617,964
Leafs LLC
2.50%, 01/20/06	132,428	132,428
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	723,938	724,144
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	441,426	441,388
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	653,310	653,460
Norddeutsche Landesbank
2.63%, 07/27/05	176,570	176,540
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	529,711	529,711
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	476,740	476,740
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	97,114	97,093
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	900,509	900,559
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	642,186	642,158
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	529,711	529,712
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	617,996	617,938
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	965,840	965,758
Winston Funding Ltd.
2.75%, 04/25/05 (4)	126,071	126,071

		12,733,196

MEDIUM-TERM NOTES—0.10% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	291,341	291,345
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	44,143	44,143

		335,488

MONEY MARKET FUNDS—1.25% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	706,281	706,281
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,838,130	1,838,130
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	1,765,703	1,765,703
BlackRock Temp Cash Money Market Fund	32,929	32,929
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	66,624	66,624

		4,409,667

REPURCHASE AGREEMENTS—1.50% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$1,765,703	1,765,703
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	1,765,703	1,765,703
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	1,765,703	1,765,703

		5,297,109

TIME DEPOSITS—1.06% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	300,170	300,161
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	264,856	264,857
BNP Paribas (New York)
2.78%, 07/11/05	176,570	176,570
First Tennessee Bank
2.31%, 02/03/05	176,570	176,570
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	289,575	289,573
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	176,570	176,571
National City Bank (Ohio)
2.50%, 02/01/05	236,511	236,511
Norddeutsche Landesbank
2.11%, 06/07/05	176,570	176,558
Royal Bank of Scotland
2.54%, 03/22/05	44,143	44,143
Societe Generale
2.51%, 02/01/05	176,570	176,570
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	776,909	776,869
UBS Finance (Connecticut)
2.67%, 11/09/05	70,628	70,623
Washington Mutual Bank
2.27-2.35%, 02/02/05	441,426	441,425
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	441,426	441,426

		3,748,427

U.S. GOVERNMENT AGENCY NOTES—0.13% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	211,625	211,105
Federal National Mortgage Association
2.33%, 07/22/05	264,856	261,931

		473,036

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,211,425)		32,211,425

TOTAL INVESTMENTS IN SECURITIES—109.12%
(Cost: $364,362,971) (7)		385,200,545
Other Assets, Less Liabilities—(9.12%)		(32,190,684)

NET ASSETS—100.00%		$353,009,861

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $366,245,292. Net unrealized appreciation aggregated $18,955,253, of which $31,538,253 represented gross unrealized appreciation on securities and $12,583,000 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—100.03%

ADVERTISING—1.96%
ADVO Inc.	4,185	$153,924
Catalina Marketing Corp.	6,700	172,190
Donnelley (R.H.) Corp. (1) (2)	4,345	257,224
Getty Images Inc. (1)	6,393	445,592
Harte-Hanks Inc.	6,970	184,356
Interpublic Group of Companies Inc. (1)	57,782	754,055
Lamar Advertising Co. (1)	11,472	493,067
Omnicom Group Inc.	25,695	2,181,249
ValueVision Media Inc. Class A (1) (2)	3,537	50,402

		4,692,059

AIRLINES—1.03%
AirTran Holdings Inc. (1) (2)	11,693	99,858
Alaska Air Group Inc. (1)	3,792	112,964
AMR Corp. (1) (2)	21,981	189,037
Continental Airlines Inc. Class B (1) (2)	8,799	91,686
Delta Air Lines Inc. (1) (2)	15,702	84,634
FLYi Inc. (1) (2)	6,531	11,952
JetBlue Airways Corp. (1) (2)	13,141	260,060
Northwest Airlines Corp. (1) (2)	9,980	73,752
SkyWest Inc.	7,968	137,209
Southwest Airlines Co.	96,281	1,394,149

		2,455,301

COMMERCIAL SERVICES—4.94%
ADESA Inc.	12,977	268,235
Apollo Group Inc. Class A (1)	20,710	1,619,315
ARAMARK Corp. Class B	15,162	394,060
Arbitron Inc. (1)	4,227	172,884
Block (H & R) Inc.	21,090	1,018,858
Career Education Corp. (1)	14,013	564,584
Cendant Corp.	139,462	3,284,330
Chemed Corp.	1,701	121,826
Corinthian Colleges Inc. (1) (2)	12,373	237,933
DeVry Inc. (1)	8,366	148,413
Education Management Corp. (1)	8,171	260,982
Interactive Data Corp. (1) (2)	4,841	103,210
ITT Educational Services Inc. (1)	6,255	307,246
Laureate Education Inc. (1)	5,771	256,002
McKesson Corp.	37,686	1,299,790
Pre-Paid Legal Services Inc. (2)	2,100	77,952
Rent-A-Center Inc. (1)	9,386	229,863
Service Corp. International (1)	46,233	319,008
ServiceMaster Co. (The)	39,822	513,306
Sotheby’s Holdings Inc. Class A (1)	6,236	111,874
Stewart Enterprises Inc. Class A (1) (2)	13,125	84,263
Strayer Education Inc.	1,892	203,106
Valassis Communications Inc. (1) (2)	7,098	240,977

		11,838,017

COMPUTERS—0.06%
FactSet Research Systems Inc. (2)	2,824	150,802

		150,802

DISTRIBUTION & WHOLESALE—0.44%
CDW Corp.	8,902	520,767
Fastenal Co. (2)	9,003	541,350

		1,062,117

ENTERTAINMENT—1.29%
Alliance Gaming Corp. (1) (2)	6,395	63,758
Argosy Gaming Co. (1)	3,797	175,383
GTECH Holdings Corp.	16,147	377,517
International Game Technology Inc.	47,898	1,499,207
International Speedway Corp. Class A	3,918	215,177
Metro-Goldwyn-Mayer Inc.	8,992	107,185
Penn National Gaming Inc. (1)	4,265	279,741
Pinnacle Entertainment Inc. (1)	5,588	100,863
Scientific Games Corp. Class A (1)	8,923	229,500
Six Flags Inc. (1)	10,635	45,518

		3,093,849

FOOD—3.50%
Albertson’s Inc. (2)	43,598	997,522
Kroger Co. (1) (2)	93,017	1,590,591
Performance Food Group Co. (1)	6,343	172,593
Safeway Inc. (1)	61,098	1,151,697
SUPERVALU Inc.	18,616	588,452
Sysco Corp.	87,624	3,064,211
Whole Foods Market Inc.	8,476	757,924
Wild Oats Markets Inc. (1) (2)	3,461	25,092
Winn-Dixie Stores Inc. (1) (2)	11,448	41,327

		8,389,409

HOUSEHOLD PRODUCTS & WARES—0.09%
American Greetings Corp. Class A	8,696	209,921

		209,921

INTERNET—3.92%
Amazon.com Inc. (1)	40,472	1,749,200
CNET Networks Inc. (1) (2)	18,200	200,200
DoubleClick Inc. (1)	16,256	132,649
eBay Inc. (1)	67,784	5,524,396
IAC/InterActiveCorp (1) (2)	69,199	1,676,692
NetFlix Inc. (1) (2)	3,623	41,665
Priceline.com Inc. (1) (2)	3,295	74,434

		9,399,236

LEISURE TIME—1.92%
Bally Total Fitness Holding Corp. (1) (2)	4,621	18,345
Carnival Corp.	58,345	3,360,672
Multimedia Games Inc. (1) (2)	3,808	33,548
Royal Caribbean Cruises Ltd. (2)	13,430	711,790
Sabre Holdings Corp.	18,788	396,427
WMS Industries Inc. (1) (2)	2,774	86,937

		4,607,719

LODGING—3.67%
Aztar Corp. (1) (2)	4,727	152,351
Boyd Gaming Corp. (2)	6,288	250,262
Caesars Entertainment Inc. (1)	36,850	712,311
Harrah’s Entertainment Inc.	15,321	968,900
Hilton Hotels Corp.	49,600	1,103,600
La Quinta Corp. (1) (2)	22,378	194,465
Mandalay Resort Group	9,240	652,344

Marriott International Inc. Class A	25,129	1,587,650
MGM Mirage (1)	8,108	582,235
Starwood Hotels & Resorts Worldwide Inc.	28,581	1,654,554
Station Casinos Inc. (2)	6,613	406,700
Wynn Resorts Ltd. (1)	7,918	519,104

		8,784,476

MANUFACTURING—0.06%
Matthews International Corp. Class A	4,395	152,550

		152,550

MEDIA—29.08%
Belo (A.H.) Corp.	13,388	313,145
Cablevision Systems Corp. (1)	25,833	707,566
Charter Communications Inc. Class A (1) (2)	35,894	57,789
Clear Channel Communications Inc.	73,798	2,393,269
Comcast Corp. Class A (1)	171,978	5,535,972
Comcast Corp. Class A Special (1) (2)	125,438	3,965,095
Cox Radio Inc. Class A (1)	5,243	82,630
Cumulus Media Inc. Class A (1)	7,201	99,662
Dex Media Inc.	14,011	327,717
DIRECTV Group Inc. (The) (1)	125,448	1,887,992
Dow Jones & Co. Inc.	6,175	235,391
EchoStar Communications Corp.	29,555	901,723
Emmis Communications Corp. (1)	6,883	120,934
Entercom Communications Corp. (1)	6,336	198,634
Fox Entertainment Group Inc. Class A (1)	23,923	805,009
Gannett Co. Inc.	37,371	2,991,175
Gemstar-TV Guide International Inc. (1)	34,007	187,719
Hearst-Argyle Television Inc.	3,651	94,999
Hollinger International Inc.	6,134	89,372
Insight Communications Co. Inc. (1) (2)	6,953	70,295
Knight Ridder Inc.	10,633	692,315
Lee Enterprises Inc.	4,925	219,409
Liberty Media Corp. Class A	352,644	3,681,603
Liberty Media International Inc. Class A (1)	21,299	964,419
McClatchy Co. (The) Class A	2,755	192,657
McGraw-Hill Companies Inc. (The)	26,261	2,376,621
Media General Inc. Class A	2,837	181,483
Meredith Corp.	5,511	264,693
New York Times Co. Class A	19,749	767,841
News Corp. Class A (1)	249,507	4,241,619
News Corp. Class B (1) (2)	89,211	1,568,329
Radio One Inc. Class D (1)	8,854	139,008
Readers Digest Association Inc. (The)	11,809	190,361
Scholastic Corp. (1)	3,836	131,383
Scripps (E.W.) Co. Class A (2)	11,111	515,106
Sinclair Broadcast Group Inc. Class A	6,467	53,223
Sirius Satellite Radio Inc. (1) (2)	172,671	1,143,082
Time Warner Inc. (1)	602,787	10,850,166
Tribune Co.	28,841	1,153,063
UnitedGlobalCom Inc. Class A (1)	49,926	487,777
Univision Communications Inc. Class A (1)	34,914	953,501
Viacom Inc. Class A (2)	5,330	200,568
Viacom Inc. Class B	201,448	7,522,068
Walt Disney Co. (The)	281,042	8,046,232
Washington Post Co. (The) Class B	828	757,206
Westwood One Inc. (1)	10,426	251,788
Wiley (John) & Sons Inc. Class A	5,413	182,147
XM Satellite Radio Holdings Inc. Class A (1) (2)	27,997	893,384
Young Broadcasting Inc. Class A (1)	2,429	25,067

		69,712,207

PHARMACEUTICALS—2.25%
Accredo Health Inc. (1)	6,694	199,347
AmerisourceBergen Corp.	15,393	897,104
Andrx Corp. (1)	9,960	217,526
Cardinal Health Inc.	59,044	3,325,358
Omnicare Inc.	14,252	438,249
Priority Healthcare Corp. Class B (1)	5,052	116,499
VCA Antech Inc. (1) (2)	11,202	207,797

		5,401,880

RETAIL—45.11%
Abercrombie & Fitch Co. Class A	12,984	650,758
Advance Auto Parts Inc. (1)	10,130	436,603
Aeropostale Inc. (1)	7,629	212,010
American Eagle Outfitters Inc.	7,101	360,731
AnnTaylor Stores Corp. (1)	9,452	203,124
Applebee’s International Inc.	11,270	313,982
AutoNation Inc. (1)	26,886	511,909
AutoZone Inc. (1) (2)	8,826	787,721
Barnes & Noble Inc. (1)	7,672	250,874
Bed Bath & Beyond Inc. (1)	40,969	1,650,641
Best Buy Co. Inc.	36,317	1,953,491
Big Lots Inc. (1) (2)	15,768	177,548
BJ’s Wholesale Club Inc. (1) (2)	9,536	272,825
Bob Evans Farms Inc. (2)	4,832	117,708
Borders Group Inc.	10,615	278,644
Brinker International Inc. (1)	13,194	496,226
CarMax Inc. (1) (2)	14,240	411,963
Casey’s General Store Inc. (2)	6,414	113,015
Cato Corp. Class A	2,764	84,026
CBRL Group Inc.	6,663	273,916
CEC Entertainment Inc. (1)	5,015	196,287
Charming Shoppes Inc. (1)	14,874	123,454
Cheesecake Factory (The) (1) (2)	10,634	344,223
Chico’s FAS Inc. (1) (2)	12,208	643,117
Children’s Place Retail Stores Inc. (The) (1)	1,916	72,693
Christopher & Banks Corp. (2)	5,131	91,178
Circuit City Stores Inc.	26,190	375,041
Claire’s Stores Inc.	11,208	231,221
Copart Inc. (1)	9,149	210,244
Cost Plus Inc. (1) (2)	2,978	78,113
Costco Wholesale Corp.	63,121	2,983,730
CVS Corp.	54,518	2,526,909
Darden Restaurants Inc.	20,198	597,053
Dillard’s Inc. Class A	9,483	248,834
Dollar General Corp.	41,692	842,595
Dollar Tree Stores Inc. (1) (2)	15,778	429,635
Dress Barn Inc. (1)	2,968	56,808
Family Dollar Stores Inc.	21,726	726,735
Federated Department Stores Inc.	23,703	1,346,330
Foot Locker Inc.	19,910	535,977
Fred’s Inc. (2)	5,017	82,630
GameStop Corp. Class B (1)	3,997	77,542
Gap Inc. (The)	90,080	1,982,661
Guitar Center Inc. (1)	3,454	197,742
Hollywood Entertainment Corp. (1)	7,783	109,818
Home Depot Inc.	304,428	12,560,699
Hot Topic Inc. (1) (2)	6,612	128,141
IHOP Corp.	2,762	119,125
Jack in the Box Inc. (1) (2)	4,998	172,831
Kmart Holding Corp. (1) (2)	5,161	486,063
Kohl’s Corp. (1)	41,628	1,956,932
Krispy Kreme Doughnuts Inc. (1) (2)	7,868	69,081
Limited Brands Inc. (2)	46,796	1,109,065
Linens ’n Things Inc. (1) (2)	6,171	159,829

Lone Star Steakhouse & Saloon Inc. (2)	2,666	73,315
Longs Drug Stores Corp. (2)	4,070	106,878
Lowe’s Companies Inc.	97,530	5,558,235
May Department Stores Co. (The)	39,906	1,352,813
McDonald’s Corp.	172,446	5,585,526
Men’s Wearhouse Inc. (The) (1) (2)	4,468	148,650
Michaels Stores Inc.	18,563	570,812
Neiman-Marcus Group Inc. Class A (2)	3,969	265,526
99 Cents Only Stores (1) (2)	6,667	100,005
Nordstrom Inc.	16,450	793,713
Office Depot Inc. (1)	42,879	741,378
OfficeMax Inc.	12,054	355,714
O’Reilly Automotive Inc. (1) (2)	7,540	344,804
Outback Steakhouse Inc. (2)	10,073	463,862
P.F. Chang’s China Bistro Inc. (1) (2)	3,308	183,892
Pacific Sunwear of California Inc. (1)	10,478	256,606
Panera Bread Co. Class A (1) (2)	3,918	199,818
Papa John’s International Inc. (1) (2)	1,647	52,984
Payless ShoeSource Inc. (1) (2)	9,311	109,963
Penney (J.C.) Co. Inc. (Holding Co.)	34,763	1,485,075
Pep Boys-Manny, Moe & Jack Inc. (2)	7,915	136,296
PETCO Animal Supplies Inc. (1)	5,619	213,353
PETsMART Inc.	19,777	597,859
Pier 1 Imports Inc. (2)	10,864	192,401
RadioShack Corp.	22,020	729,302
Regis Corp.	6,061	241,834
Rite Aid Corp. (1)	60,934	215,706
Ross Stores Inc.	20,707	592,634
Ruby Tuesday Inc. (2)	8,582	218,326
Ryan’s Restaurant Group Inc. (1)	5,689	78,167
Saks Inc.	17,202	244,784
Sears, Roebuck and Co.	26,922	1,352,831
ShopKo Stores Inc. (1) (2)	3,987	71,886
Sonic Corp. (1)	8,090	257,586
Sports Authority Inc. (The) (1) (2)	3,063	77,708
Staples Inc.	68,264	2,234,963
Starbucks Corp. (1)	54,523	2,944,242
Stein Mart Inc. (1)	3,633	71,679
Talbots Inc. (The)	3,226	87,328
Target Corp.	113,320	5,753,256
Tiffany & Co.	20,004	628,726
TJX Companies Inc. (2)	69,091	1,730,039
Toys R Us Inc. (1)	29,268	627,799
Tractor Supply Co. (1)	4,801	171,876
Triarc Companies Inc. Class B (2)	2,597	38,306
Tuesday Morning Corp. (1) (2)	3,623	104,089
Urban Outfitters Inc. (1)	7,871	331,133
Walgreen Co.	140,296	5,978,013
Wal-Mart Stores Inc.	361,164	18,924,994
Wendy’s International Inc.	15,548	609,793
Williams-Sonoma Inc. (1)	12,850	444,610
Yum! Brands Inc.	40,203	1,863,409
Zale Corp. (1)	7,100	188,576

		108,133,124

SOFTWARE—0.47%
Avid Technology Inc. (1)	4,359	274,835
Dun & Bradstreet Corp. (1)	9,631	559,561
Pixar Inc. (1) (2)	3,386	295,158

		1,129,554

TELECOMMUNICATIONS—0.24%
Telewest Global Inc. (1)	33,537	565,098

		565,098

TOTAL COMMON STOCKS
(Cost: $248,573,242)		239,777,319

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.82%

COMMERCIAL PAPER—1.26% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$10,240	10,210
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	80,298	80,195
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	179,203	179,163
CRC Funding LLC
2.21%, 02/07/05	25,600	25,592
DEPFA Bank PLC
2.28%, 05/03/05	51,201	50,906
Edison Asset Securitization
2.26%, 05/04/05	128,002	127,263
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	204,803	204,649
Ford Credit Auto Receivables
2.28%, 04/27/05	76,801	76,388
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	128,002	127,696
Fortis Funding LLC
2.35%, 05/09/05	143,362	142,455
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	665,611	664,984
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	108,057	108,028
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	128,002	127,825
Jupiter Securitization Corp.
2.30%, 02/01/05	51,201	51,201
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	81,921	81,877
Moat Funding LLC
2.50%, 03/23/05	20,480	20,409
Mortgage Interest Networking Trust
2.24%, 02/01/05	66,561	66,561
Nationwide Building Society
2.21%, 02/10/05	102,402	102,345
New Center Asset Trust
2.25%, 02/02/05	96,258	96,252
Nordea North America Inc.
2.74%, 07/11/05	51,201	50,577
Park Granada LLC
2.55%, 03/21/05	20,480	20,411
Preferred Receivables Funding Corp.
2.30%, 02/02/05	51,201	51,198
Santander Central Hispano
2.75%, 07/08/05	128,002	126,470
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	230,432	229,785
Solitaire Funding Ltd.
2.28%, 02/02/05	65,277	65,273
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	100,827	100,681
Windmill Funding Corp.
2.55%, 03/08/05	35,841	35,752

		3,024,146

FLOATING RATE NOTES—3.08% (3)

American Express Centurion Bank
2.48%, 01/24/06	153,602	153,602
American Express Credit Corp.
2.56%, 10/26/05	204,803	204,879
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	66,561	66,542
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	384,006	384,042
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	348,166	348,090
Cancara Asset Securitisation LLC
2.44%, 02/15/05	181,251	181,251
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	204,803	204,783
Commodore CDO Ltd.
2.55%, 12/12/05	25,600	25,600
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	307,205	307,150
DEPFA Bank PLC
2.47%, 12/15/05	102,402	102,402
Dorada Finance Inc.
2.66%, 07/29/05 (4)	84,993	84,981
Fairway Finance LLC
2.40%, 03/14/05	102,402	102,402
Fifth Third Bancorp
2.48%, 02/23/06 (4)	204,803	204,803
Five Finance Inc.
2.53%, 04/29/05 (4)	81,921	81,919
General Electric Capital Corp.
2.52%, 02/09/06	46,081	46,150
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	50,424	50,424
Hartford Life Global Funding Trust
2.53%, 02/15/06	102,402	102,402
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	307,205	307,206
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	358,406	358,387
Leafs LLC
2.50%, 01/20/06	76,801	76,801
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	419,847	419,967
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	256,004	255,983
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	378,886	378,974
Norddeutsche Landesbank
2.63%, 07/27/05	102,402	102,384
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	307,205	307,205
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	276,484	276,485
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	56,321	56,309
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	522,248	522,277
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	372,435	372,419

Wachovia Asset Securitization Inc.
2.52%, 02/25/05	307,205	307,204
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	358,406	358,371
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	560,137	560,088
Winston Funding Ltd.
2.75%, 04/25/05 (4)	73,115	73,115

		7,384,597

MEDIUM-TERM NOTES—0.08% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	168,963	168,965
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	25,600	25,600

		194,565

MONEY MARKET FUNDS—1.10% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	409,607	409,607
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,136,676	1,136,676
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	1,024,016	1,024,016
BlackRock Temp Cash Money Market Fund	19,097	19,097
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	38,639	38,639

		2,628,035

REPURCHASE AGREEMENTS—1.28% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$1,024,016	1,024,016
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	1,024,016	1,024,016
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	1,024,016	1,024,016

		3,072,048

TIME DEPOSITS—0.91% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	174,083	174,082
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	153,602	153,603
BNP Paribas (New York)
2.78%, 07/11/05	102,402	102,402
First Tennessee Bank
2.31%, 02/03/05	102,402	102,402
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	167,939	167,938
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	102,402	102,401
National City Bank (Ohio)
2.50%, 02/01/05	137,164	137,164
Norddeutsche Landesbank
2.11%, 06/07/05	102,402	102,395
Royal Bank of Scotland
2.54%, 03/22/05	25,600	25,600
Societe Generale
2.51%, 02/01/05	102,402	102,402
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	450,567	450,543

UBS Finance (Connecticut)
2.67%, 11/09/05	40,961	40,958
Washington Mutual Bank
2.27-2.35%, 02/02/05	256,004	256,005
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	256,004	256,004

		2,173,899

U.S. GOVERNMENT AGENCY NOTES—0.11% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	122,731	122,430
Federal National Mortgage Association
2.33%, 07/22/05	153,602	151,906

		274,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,751,626)		18,751,626

TOTAL INVESTMENTS IN SECURITIES—107.85%
(Cost: $267,324,868) (7)		258,528,945
Other Assets, Less Liabilities—(7.85%)		(18,813,092)

NET ASSETS—100.00%		$239,715,853

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $268,447,780. Net unrealized depreciation aggregated $9,918,835, of which $8,672,787 represented gross unrealized appreciation on securities and $18,591,622 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.92%

AGRICULTURE—13.07%
Altria Group Inc.	706,729	$45,110,512
Bunge Ltd. (1)	37,976	2,147,163
Loews Corp. - Carolina Group (1)	18,576	583,101
Reynolds American Inc. (1)	29,682	2,387,026
Universal Corp. (1)	8,898	420,519
UST Inc.	57,025	2,888,886

		53,537,207

APPAREL—4.31%
Coach Inc. (2)	64,912	3,641,563
Jones Apparel Group Inc.	42,998	1,446,023
Kellwood Co. (1)	9,397	271,949
Liz Claiborne Inc.	37,143	1,557,777
Nike Inc. Class B	59,568	5,160,376
Phillips-Van Heusen Corp. (1)	8,618	234,496
Polo Ralph Lauren Corp.	19,740	768,873
Quiksilver Inc. (1) (2)	20,054	599,013
Reebok International Ltd. (1)	16,960	755,229
Russell Corp. (1)	9,675	174,150
Stride Rite Corp. (1)	13,416	164,212
Timberland Co. Class A (2)	7,379	485,095
Tommy Hilfiger Corp. (1) (2)	31,457	308,908
Unifi Inc. (2)	17,176	56,853
VF Corp.	30,117	1,600,719
Wolverine World Wide Inc. (1)	13,428	422,042

		17,647,278

AUTO MANUFACTURERS—3.38%
Ford Motor Co.	606,369	7,985,880
General Motors Corp. (1)	159,319	5,864,532

		13,850,412

AUTO PARTS & EQUIPMENT—2.81%
American Axle & Manufacturing Holdings Inc.	15,165	407,180
ArvinMeritor Inc. (1)	23,833	453,780
BorgWarner Inc.	19,230	1,032,459
Cooper Tire & Rubber Co.	25,704	555,463
Dana Corp.	51,407	815,829
Delphi Corp.	171,215	1,299,522
Goodyear Tire & Rubber Co. (The) (1) (2)	60,374	932,175
Johnson Controls Inc.	65,454	3,872,259
Lear Corp.	23,661	1,277,694
Modine Manufacturing Co. (1)	10,528	331,948
Superior Industries International Inc. (1)	7,374	185,604
Visteon Corp.	44,467	329,945

		11,493,858

BEVERAGES—20.49%
Anheuser-Busch Companies Inc.	275,854	13,566,500
Brown-Forman Corp. Class B	13,873	669,095
Coca-Cola Co. (The)	774,440	32,131,516
Coca-Cola Enterprises Inc.	85,432	1,875,232

Constellation Brands Inc. (2)	32,678	1,696,642
Coors (Adolph) Co. Class B (1)	9,090	678,114
Pepsi Bottling Group Inc.	53,082	1,451,793
PepsiAmericas Inc.	23,957	509,086
PepsiCo Inc.	583,489	31,333,359

		83,911,337

BIOTECHNOLOGY—0.13%
Martek Biosciences Corp. (1) (2)	10,038	530,207

		530,207

COMMERCIAL SERVICES—0.17%
Weight Watchers International Inc. (1) (2)	14,543	681,485

		681,485

COMPUTERS—0.02%
Lexar Media Inc. (1) (2)	25,559	98,147

		98,147

COSMETICS & PERSONAL CARE—22.82%
Alberto-Culver Co.	28,011	1,519,597
Avon Products Inc.	162,807	6,873,712
Colgate-Palmolive Co.	182,866	9,607,780
Estee Lauder Companies Inc. Class A	42,215	1,905,585
Gillette Co. (The)	313,946	15,923,341
Kimberly-Clark Corp.	167,957	11,002,863
Procter & Gamble Co.	875,672	46,612,021

		93,444,899

DISTRIBUTION & WHOLESALE—0.76%
Genuine Parts Co.	60,399	2,556,690
SCP Pool Corp. (1)	18,161	539,745

		3,096,435

ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
Energizer Holdings Inc. (2)	26,750	1,514,317

		1,514,317

ELECTRONICS—0.49%
Garmin Ltd. (1)	19,980	1,098,900
Gentex Corp. (1)	26,664	902,043

		2,000,943

FOOD—13.51%
American Italian Pasta Co. Class A (1)	6,429	174,226
Archer-Daniels-Midland Co.	204,297	4,943,987
Campbell Soup Co.	87,794	2,574,120
Chiquita Brands International Inc. (1)	13,577	311,592
ConAgra Foods Inc.	181,950	5,367,525
Corn Products International Inc.	24,289	713,125
Dean Foods Co. (2)	54,165	1,908,233
Del Monte Foods Co. (2)	67,974	766,747
Dreyer’s Grand Ice Cream Holdings Inc.	9,606	774,436
Flowers Foods Inc.	14,105	430,344
General Mills Inc.	122,527	6,492,706
Hain Celestial Group Inc. (1) (2)	10,507	211,401
Heinz (H.J.) Co.	121,266	4,585,067
Hershey Foods Corp.	59,705	3,492,145
Hormel Foods Corp.	25,504	803,376
Kellogg Co.	81,549	3,640,347
Kraft Foods Inc. (1)	89,845	3,052,933
McCormick & Co. Inc. NVS	38,754	1,440,486
Ralcorp Holdings Inc.	10,209	449,196
Sara Lee Corp.	272,098	6,388,861
Smithfield Foods Inc. (2)	29,821	902,682

Smucker (J.M.) Co. (The) (1)	19,942	930,294
Tootsie Roll Industries Inc. (1)	7,647	246,004
Tyson Foods Inc. Class A	80,840	1,388,023
Wrigley (William Jr.) Co.	47,549	3,346,974

		55,334,830

HAND & MACHINE TOOLS—1.03%
Black & Decker Corp.	27,668	2,279,843
Snap-On Inc.	18,217	603,165
Stanley Works (The) (1)	28,007	1,332,013

		4,215,021

HEALTH CARE-PRODUCTS—0.03%
Oakley Inc.	8,781	112,660

		112,660

HOME BUILDERS—4.91%
Beazer Homes USA Inc. (1)	4,387	651,469
Centex Corp.	42,707	2,618,366
Champion Enterprises Inc. (1) (2)	24,077	259,791
D.R. Horton Inc.	75,769	3,014,091
Fleetwood Enterprises Inc. (1) (2)	18,921	166,126
Hovnanian Enterprises Inc. Class A (2)	11,687	610,529
KB Home	12,763	1,386,700
Lennar Corp. Class A	42,443	2,396,756
Lennar Corp. Class B	3,790	196,360
M.D.C. Holdings Inc.	10,541	767,385
Monaco Coach Corp. (1)	9,302	172,180
NVR Inc. (2)	2,002	1,584,082
Pulte Homes Inc.	36,201	2,392,162
Ryland Group Inc.	16,337	1,059,781
Standard-Pacific Corp.	10,449	695,172
Thor Industries Inc. (1)	13,368	461,864
Toll Brothers Inc. (1) (2)	16,327	1,274,649
Winnebago Industries Inc.	11,629	401,084

		20,108,547

HOME FURNISHINGS—1.89%
Ethan Allen Interiors Inc.	12,809	451,389
Furniture Brands International Inc. (1)	17,398	412,333
Harman International Industries Inc.	22,748	2,767,294
La-Z-Boy Inc. (1)	17,991	250,795
Leggett & Platt Inc.	65,838	1,876,383
Maytag Corp. (1)	25,242	396,552
Whirlpool Corp.	22,897	1,562,949

		7,717,695

HOUSEHOLD PRODUCTS & WARES—1.41%
Blyth Inc.	11,667	366,460
Church & Dwight Co. Inc. (1)	21,128	727,437
Clorox Co.	53,672	3,189,190
Fossil Inc. (2)	13,217	368,754
Tupperware Corp. (1)	18,208	366,163
WD-40 Co. (1)	5,419	175,684
Yankee Candle Co. Inc. (The) (1) (2)	17,290	566,420

		5,760,108

HOUSEWARES—0.50%
Newell Rubbermaid Inc. (1)	94,890	2,042,033

		2,042,033

LEISURE TIME—1.86%
Callaway Golf Co. (1)	22,234	295,934
Harley-Davidson Inc.	101,599	6,107,116
Nautilus Group Inc. (The)	10,510	219,974
Polaris Industries Inc.	14,943	1,008,652

		7,631,676

MACHINERY—0.17%
Briggs & Stratton Corp. (1)	17,732	687,824

		687,824

MANUFACTURING—1.39%
Actuant Corp. Class A (1) (2)	9,124	476,729
Eastman Kodak Co. (1)	98,876	3,271,807
Lancaster Colony Corp. (1)	9,836	416,161
Pentair Inc.	34,578	1,532,497

		5,697,194

OFFICE FURNISHINGS—0.41%
Herman Miller Inc. (1)	24,499	654,613
HNI Corp.	16,096	649,474
Interface Inc. Class A (1) (2)	15,283	144,119
Steelcase Inc. Class A	17,015	231,744

		1,679,950

PHARMACEUTICALS—0.14%
NBTY Inc. (1) (2)	21,102	577,773

		577,773

RETAIL—0.18%
Genesco Inc. (1) (2)	7,516	217,513
Kenneth Cole Productions Inc. Class A	3,149	84,047
Nu Skin Enterprises Inc. Class A (1)	18,391	429,982

		731,542

SOFTWARE—2.09%
Activision Inc. (2)	47,646	1,076,800
Electronic Arts Inc. (2)	102,923	6,622,066
Take-Two Interactive Software Inc. (1) (2)	15,426	543,766
THQ Inc. (1) (2)	13,403	298,217

		8,540,849

TEXTILES—0.47%
G&K Services Inc. Class A (1)	6,615	294,963
Mohawk Industries Inc. (1) (2)	18,566	1,643,277

		1,938,240

TOYS, GAMES & HOBBIES—1.11%
Hasbro Inc.	54,566	1,069,494
Jakks Pacific Inc. (1) (2)	8,885	193,871
Marvel Enterprises Inc. (1) (2)	28,308	505,581
Mattel Inc.	142,903	2,779,463

		4,548,409

TOTAL COMMON STOCKS
(Cost: $394,958,712)		409,130,876

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.72%

COMMERCIAL PAPER—1.25% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$17,336	17,285
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	135,940	135,766

Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	303,380	303,310
CRC Funding LLC
2.21%, 02/07/05	43,340	43,324
DEPFA Bank PLC
2.28%, 05/03/05	86,680	86,181
Edison Asset Securitization
2.26%, 05/04/05	216,700	215,448
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	346,720	346,457
Ford Credit Auto Receivables
2.28%, 04/27/05	130,020	129,320
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	216,700	216,182
Fortis Funding LLC
2.35%, 05/09/05	242,704	241,167
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	1,126,838	1,125,777
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	182,934	182,884
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	216,700	216,400
Jupiter Securitization Corp.
2.30%, 02/01/05	86,680	86,680
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	138,688	138,613
Moat Funding LLC
2.50%, 03/23/05	34,672	34,552
Mortgage Interest Networking Trust
2.24%, 02/01/05	112,684	112,684
Nationwide Building Society
2.21%, 02/10/05	173,360	173,264
New Center Asset Trust
2.25%, 02/02/05	162,958	162,948
Nordea North America Inc.
2.74%, 07/11/05	86,680	85,624
Park Granada LLC
2.55%, 03/21/05	34,672	34,554
Preferred Receivables Funding Corp.
2.30%, 02/02/05	86,680	86,674
Santander Central Hispano
2.75%, 07/08/05	216,700	214,106
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	390,108	389,012
Solitaire Funding Ltd.
2.28%, 02/02/05	110,510	110,503
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	170,693	170,446
Windmill Funding Corp.
2.55%, 03/08/05	60,676	60,525

		5,119,686

FLOATING RATE NOTES—3.05% (3)

American Express Centurion Bank
2.48%, 01/24/06	260,040	260,040
American Express Credit Corp.
2.56%, 10/26/05	346,720	346,847
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	112,684	112,652
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	650,099	650,160
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	589,423	589,294

Cancara Asset Securitisation LLC
2.44%, 02/15/05	306,847	306,847
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	346,720	346,685
Commodore CDO Ltd.
2.55%, 12/12/05	43,340	43,340
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	520,079	519,987
DEPFA Bank PLC
2.47%, 12/15/05	173,360	173,360
Dorada Finance Inc.
2.66%, 07/29/05 (4)	143,889	143,867
Fairway Finance LLC
2.40%, 03/14/05	173,360	173,360
Fifth Third Bancorp
2.48%, 02/23/06 (4)	346,720	346,720
Five Finance Inc.
2.53%, 04/29/05 (4)	138,688	138,685
General Electric Capital Corp.
2.52%, 02/09/06	78,012	78,128
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	85,364	85,364
Hartford Life Global Funding Trust
2.53%, 02/15/06	173,360	173,360
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	520,079	520,080
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	606,759	606,727
Leafs LLC
2.50%, 01/20/06	130,020	130,020
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	710,775	710,977
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	433,399	433,363
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	641,431	641,579
Norddeutsche Landesbank
2.63%, 07/27/05	173,360	173,330
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	520,079	520,080
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	468,071	468,072
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	95,348	95,328
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	884,135	884,185
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	630,509	630,482
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	520,079	520,080
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	606,759	606,702
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	948,278	948,198
Winston Funding Ltd.
2.75%, 04/25/05 (4)	123,779	123,779

		12,501,678

MEDIUM-TERM NOTES—0.08% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	286,044	286,047
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	43,340	43,340

		329,387

MONEY MARKET FUNDS—1.06% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	693,439	693,439
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,730,915	1,730,915
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	1,821,252	1,821,252
BlackRock Temp Cash Money Market Fund	32,330	32,330
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	65,413	65,413

		4,343,349

REPURCHASE AGREEMENTS—1.27% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$1,733,598	1,733,598
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	1,733,598	1,733,598
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	1,733,598	1,733,598

		5,200,794

TIME DEPOSITS—0.90% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	294,712	294,709
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	260,040	260,041
BNP Paribas (New York)
2.78%, 07/11/05	173,360	173,360
First Tennessee Bank
2.31%, 02/03/05	173,360	173,360
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	284,310	284,308
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	173,360	173,360
National City Bank (Ohio)
2.50%, 02/01/05	232,211	232,211
Norddeutsche Landesbank
2.11%, 06/07/05	173,360	173,348
Royal Bank of Scotland
2.54%, 03/22/05	43,340	43,340
Societe Generale
2.51%, 02/01/05	173,360	173,360
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	762,783	762,746
UBS Finance (Connecticut)
2.67%, 11/09/05	69,344	69,339
Washington Mutual Bank
2.27-2.35%, 02/02/05	433,399	433,400
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	433,399	433,400

		3,680,282

U.S. GOVERNMENT AGENCY NOTES—0.11% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	207,777	207,267
Federal National Mortgage Association
2.33%, 07/22/05	260,040	257,168

		464,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,639,611)	31,639,611

TOTAL INVESTMENTS IN SECURITIES —107.64%
(Cost: $426,598,323) (7)	440,770,487
Other Assets, Less Liabilities —(7.64%)	(31,301,170)

NET ASSETS —100.00%	$409,469,317

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $427,897,362. Net unrealized appreciation aggregated $12,873,125, of which $25,624,422 represented gross unrealized appreciation on securities and $12,751,297 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—100.00%

OIL & GAS—84.55%
Amerada Hess Corp.	69,513	$6,023,301
Anadarko Petroleum Corp. (1)	180,378	11,942,827
Apache Corp.	234,324	12,751,912
Burlington Resources Inc.	361,612	15,806,061
Cabot Oil & Gas Corp. (1)	25,795	1,214,429
Chesapeake Energy Corp.	36,177	635,630
ChevronTexaco Corp.	2,005,489	109,098,602
Cimarex Energy Co. (2)	22,130	802,212
ConocoPhillips	285,580	26,498,968
Devon Energy Corp.	310,502	12,628,116
Diamond Offshore Drilling Inc. (1)	56,870	2,489,200
ENSCO International Inc.	68,426	2,342,222
EOG Resources Inc.	98,533	7,316,075
Exxon Mobil Corp.	2,401,630	123,924,108
Forest Oil Corp. (1) (2)	13,741	462,934
GlobalSantaFe Corp. (1)	99,406	3,514,996
Helmerich & Payne Inc. (1)	40,219	1,524,300
Kerr-McGee Corp.	100,143	6,183,830
Marathon Oil Corp.	215,078	8,329,971
Murphy Oil Corp. (1)	133,043	11,878,079
Nabors Industries Ltd. (2)	100,881	5,084,402
Newfield Exploration Co. (2)	35,490	2,171,988
Noble Corp. (2)	78,738	4,200,672
Noble Energy Inc. (1)	48,604	2,875,899
Occidental Petroleum Corp.	399,371	23,315,279
Patterson-UTI Energy Inc.	4,235	82,371
Pioneer Natural Resources Co. (1)	95,363	3,660,986
Rowan Companies Inc. (2)	4,229	119,089
Stone Energy Corp. (1) (2)	16,122	690,022
Sunoco Inc.	42,987	3,760,933
Transocean Inc. (2)	200,716	8,831,504
Unocal Corp.	240,981	11,463,466
Valero Energy Corp.	101,198	5,265,332
Vintage Petroleum Inc. (1)	28,785	696,885
XTO Energy Inc.	89,221	3,203,926

		440,790,527

OIL & GAS SERVICES—12.77%
Baker Hughes Inc. (1)	284,288	12,309,670
BJ Services Co.	98,579	4,736,721
Cooper Cameron Corp. (1) (2)	27,556	1,554,434
Global Industries Ltd. (2)	1,133	9,143
Grant Prideco Inc. (1) (2)	54,466	1,067,534
Halliburton Co.	255,219	10,497,157
Hanover Compressor Co. (1) (2)	37,154	526,844
Key Energy Services Inc. (1) (2)	56,276	698,385
Lone Star Technologies Inc. (1) (2)	16,611	677,563
National-Oilwell Inc. (1) (2)	38,788	1,430,501
Schlumberger Ltd.	347,419	23,638,389
Seacor Holdings Inc. (1) (2)	5,018	280,958
Smith International Inc. (1) (2)	57,160	3,383,872

Tidewater Inc. (1)	25,804	1,000,163
Varco International Inc. (2)	28,529	873,273
Veritas DGC Inc. (1) (2)	15,220	380,348
Weatherford International Ltd. (1) (2)	64,222	3,485,328

		66,550,283

PIPELINES—2.68%
El Paso Corp.	107,670	1,170,373
Kinder Morgan Inc.	86,199	6,468,373
Williams Companies Inc.	376,566	6,330,074

		13,968,820

TOTAL COMMON STOCKS
(Cost: $395,143,477)		521,309,630

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.69%

COMMERCIAL PAPER—1.07% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$18,956	18,899
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	148,642	148,450
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	331,726	331,650
CRC Funding LLC
2.21%, 02/07/05	47,389	47,372
DEPFA Bank PLC
2.28%, 05/03/05	94,779	94,234
Edison Asset Securitization
2.26%, 05/04/05	236,947	235,579
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	379,115	378,828
Ford Credit Auto Receivables
2.28%, 04/27/05	142,168	141,403
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	236,947	236,381
Fortis Funding LLC
2.35%, 05/09/05	265,381	263,700
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	1,232,125	1,230,965
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	200,027	199,974
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	236,947	236,619
Jupiter Securitization Corp.
2.30%, 02/01/05	94,779	94,779
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	151,646	151,563
Moat Funding LLC
2.50%, 03/23/05	37,912	37,780
Mortgage Interest Networking Trust
2.24%, 02/01/05	123,213	123,213
Nationwide Building Society
2.21%, 02/10/05	189,558	189,453
New Center Asset Trust
2.25%, 02/02/05	178,184	178,173
Nordea North America Inc.
2.74%, 07/11/05	94,779	93,625

Park Granada LLC
2.55%, 03/21/05	37,912	37,783
Preferred Receivables Funding Corp.
2.30%, 02/02/05	94,779	94,773
Santander Central Hispano
2.75%, 07/08/05	236,947	234,111
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	426,558	425,360
Solitaire Funding Ltd.
2.28%, 02/02/05	120,835	120,828
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	186,642	186,372
Windmill Funding Corp.
2.55%, 03/08/05	66,345	66,181

		5,598,048

FLOATING RATE NOTES—2.62% (3)

American Express Centurion Bank
2.48%, 01/24/06	284,337	284,337
American Express Credit Corp.
2.56%, 10/26/05	379,115	379,255
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	123,213	123,178
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	710,841	710,908
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	644,496	644,355
Cancara Asset Securitisation LLC
2.44%, 02/15/05	335,517	335,517
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	379,115	379,078
Commodore CDO Ltd.
2.55%, 12/12/05	47,389	47,389
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	568,673	568,572
DEPFA Bank PLC
2.47%, 12/15/05	189,558	189,558
Dorada Finance Inc.
2.66%, 07/29/05 (4)	157,333	157,310
Fairway Finance LLC
2.40%, 03/14/05	189,558	189,558
Fifth Third Bancorp
2.48%, 02/23/06 (4)	379,115	379,115
Five Finance Inc.
2.53%, 04/29/05 (4)	151,646	151,643
General Electric Capital Corp.
2.52%, 02/09/06	85,301	85,429
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	93,341	93,341
Hartford Life Global Funding Trust
2.53%, 02/15/06	189,558	189,558
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	568,673	568,674
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	663,452	663,417
Leafs LLC
2.50%, 01/20/06	142,168	142,168
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	777,187	777,406
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	473,894	473,853
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	701,364	701,525

Norddeutsche Landesbank
2.63%, 07/27/05	189,558	189,526
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	568,673	568,673
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	511,806	511,806
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	104,257	104,235
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	966,744	966,799
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	689,421	689,392
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	568,673	568,674
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	663,452	663,388
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	1,036,881	1,036,792
Winston Funding Ltd.
2.75%, 04/25/05 (4)	135,344	135,345

		13,669,774

MEDIUM-TERM NOTES—0.07% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	312,770	312,774
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	47,389	47,389

		360,163

MONEY MARKET FUNDS—0.97% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	758,231	758,231
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	2,282,568	2,282,568
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	1,895,577	1,895,577
BlackRock Temp Cash Money Market Fund	35,351	35,351
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	71,525	71,525

		5,043,252

REPURCHASE AGREEMENTS—1.09% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$1,895,577	1,895,577
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	1,895,577	1,895,577
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	1,895,577	1,895,577

		5,686,731

TIME DEPOSITS—0.77% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	322,248	322,245
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	284,337	284,337
BNP Paribas (New York)
2.78%, 07/11/05	189,558	189,558
First Tennessee Bank
2.31%, 02/03/05	189,558	189,558
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	310,875	310,873
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	189,558	189,557

National City Bank (Ohio)
2.50%, 02/01/05	253,907	253,907
Norddeutsche Landesbank
2.11%, 06/07/05	189,558	189,545
Royal Bank of Scotland
2.54%, 03/22/05	47,389	47,389
Societe Generale
2.51%, 02/01/05	189,558	189,558
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	834,054	834,010
UBS Finance (Connecticut)
2.67%, 11/09/05	75,823	75,817
Washington Mutual Bank
2.27-2.35%, 02/02/05	473,894	473,894
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	473,894	473,895

		4,024,143

U.S. GOVERNMENT AGENCY NOTES—0.10% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	227,191	226,632
Federal National Mortgage Association
2.33%, 07/22/05	284,337	281,196

		507,828

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,889,939)		34,889,939

TOTAL INVESTMENTS IN SECURITIES—106.69%
(Cost: $430,033,416) (7)		556,199,569
Other Assets, Less Liabilities—(6.69%)		(34,871,089)

NET ASSETS—100.00%		$521,328,480

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $431,700,931. Net unrealized appreciation aggregated $124,498,638, of which $126,217,453 represented gross unrealized appreciation on securities and $1,718,815 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

BANKS—30.99%
AMCORE Financial Inc.	2,678	$81,465
AmSouth Bancorp (1)	40,134	1,000,942
Associated Bancorp	13,755	454,328
Assurant Inc.	13,294	432,454
BancorpSouth Inc.	8,316	181,289
Bank of America Corp.	462,970	21,467,919
Bank of Hawaii Corp.	6,069	290,766
Bank of New York Co. Inc. (The)	88,438	2,627,493
Banknorth Group Inc.	19,486	698,768
BB&T Corp. (1)	63,021	2,487,439
Cathay General Bancorp	4,840	175,837
Chittenden Corp. (1)	5,289	143,385
Citizens Banking Corp. (1)	4,210	131,605
City National Corp.	5,204	363,187
Colonial BancGroup Inc. (The)	15,295	308,653
Comerica Inc.	19,549	1,131,105
Commerce Bancorp Inc. (1)	8,894	511,761
Commerce Bancshares Inc.	7,829	376,340
Compass Bancshares Inc.	13,893	650,609
Cullen/Frost Bankers Inc.	5,868	275,561
East West Bancorp Inc.	5,822	226,709
Fifth Third Bancorp	56,561	2,628,390
First BanCorp (Puerto Rico) (1)	4,194	226,853
First Horizon National Corp.	13,981	595,171
First Marblehead Corp. (The) (2)	3,683	236,927
First Midwest Bancorp Inc.	5,372	185,334
FirstMerit Corp. (1)	8,261	218,916
FNB Corp. (Pennsylvania) (1)	4,824	95,419
Fremont General Corp. (1)	7,588	185,830
Fulton Financial Corp. (1)	13,706	299,202
Genworth Financial Inc. Class A (1)	16,635	441,327
Greater Bay Bancorp (1)	5,809	158,411
Hibernia Corp. Class A	17,577	462,627
Hudson United Bancorp	5,122	188,285
Huntington Bancshares Inc.	24,951	573,124
Investors Financial Services Corp. (1)	7,554	380,797
KeyCorp	46,203	1,544,104
M&T Bank Corp. (1)	9,492	971,601
Marshall & Ilsley Corp.	21,735	930,475
Mellon Financial Corp.	48,151	1,413,232
Mercantile Bankshares Corp.	9,028	457,088
National City Corp.	66,052	2,348,149
North Fork Bancorp Inc.	49,555	1,422,229
Northern Trust Corp.	22,078	963,484
Old National Bancorp (1)	8,009	174,356
Pacific Capital Bancorp	4,977	152,694
Park National Corp. (1)	1,346	163,243
PNC Financial Services Group	32,077	1,727,988
Popular Inc.	27,691	738,796
Provident Bankshares Corp.	3,725	123,186
Regions Financial Corp.	52,497	1,679,904

Republic Bancorp Inc. (1)	8,115	115,801
Silicon Valley Bancshares (1) (2)	4,090	178,488
Sky Financial Group Inc.	12,018	319,198
South Financial Group Inc. (The)	8,054	245,969
Southwest Bancorp of Texas Inc. (1)	7,432	146,931
State Street Corp.	38,202	1,711,832
Sterling Bancshares Inc.	5,172	75,977
SunTrust Banks Inc.	40,726	2,933,086
Susquehanna Bancshares Inc. (1)	5,375	132,709
Synovus Financial Corp.	29,434	798,544
TCF Financial Corp.	15,081	423,927
Texas Regional Bancshares Inc. Class A	5,126	158,624
TrustCo Bank Corp. NY	8,490	106,040
Trustmark Corp. (1)	5,808	160,707
U.S. Bancorp	214,096	6,433,585
UCBH Holdings Inc. (1)	5,171	227,886
UnionBanCal Corp.	6,557	403,780
United Bancshares Inc. (1)	4,667	159,145
Valley National Bancorp (1)	11,380	293,604
W Holding Co. Inc. (1)	14,099	183,851
Wachovia Corp.	182,720	10,022,192
Wells Fargo & Co.	192,053	11,772,849
Westamerica Bancorp (1)	3,596	186,704
Whitney Holding Corp.	4,625	210,807
Wilmington Trust Corp.	7,561	262,896
Zions Bancorporation	10,159	688,983

		94,058,872

COMMERCIAL SERVICES—0.60%
Equifax Inc.	15,470	437,801
MoneyGram International Inc.	10,129	196,503
Moody’s Corp.	14,335	1,200,986

		1,835,290

DIVERSIFIED FINANCIAL SERVICES—35.16%
Affiliated Managers Group Inc. (2)	3,347	212,233
American Express Co.	127,855	6,821,064
AmeriCredit Corp. (1) (2)	17,745	435,640
Ameritrade Holding Corp. (2)	32,760	423,587
Bear Stearns Companies Inc. (The)	11,700	1,182,402
Capital One Financial Corp. (1)	27,247	2,132,895
CapitalSource Inc. (1) (2)	7,505	177,193
Chicago Mercantile Exchange Holdings Inc. (1)	3,116	668,382
CIT Group Inc.	23,922	965,731
Citigroup Inc.	588,633	28,872,449
Countrywide Financial Corp.	63,994	2,367,778
Doral Financial Corp.	10,520	454,990
E*TRADE Financial Corp. (2)	41,513	570,804
Eaton Vance Corp. (1)	13,646	341,559
Edwards (A.G.) Inc.	8,942	381,466
Federal Home Loan Mortgage Corp.	78,452	5,122,131
Federal National Mortgage Association	110,260	7,120,591
Federated Investors Inc. Class B	10,939	321,388
Franklin Resources Inc.	15,919	1,080,263
Friedman, Billings, Ramsey Group Inc. Class A (1)	16,291	320,607
Goldman Sachs Group Inc. (The)	46,953	5,063,881
IndyMac Bancorp Inc.	7,036	260,051
Investment Technology Group Inc. (2)	5,258	104,687
Janus Capital Group Inc.	27,369	405,882
Jefferies Group Inc.	5,697	222,183
JP Morgan Chase & Co.	405,400	15,133,582
Knight Trading Group Inc. (2)	13,135	130,168
LaBranche & Co. Inc. (1) (2)	6,063	60,509
Legg Mason Inc.	11,420	881,967

Lehman Brothers Holdings Inc.	30,930	2,820,507
MBNA Corp.	128,739	3,421,883
Merrill Lynch & Co. Inc.	98,097	5,892,687
Morgan Stanley	114,127	6,386,547
Piper Jaffray Companies Inc. (1) (2)	2,240	88,659
Providian Financial Corp. (2)	33,114	552,342
Raymond James Financial Inc.	6,887	214,668
Schwab (Charles) Corp. (The)	126,353	1,420,208
SLM Corp. (1)	49,701	2,494,493
SWS Group Inc.	1,825	37,084
T. Rowe Price Group Inc. (1)	14,544	870,458
W.P. Stewart & Co. Ltd. (1)	2,412	60,107
Waddell & Reed Financial Inc. Class A	9,384	205,228

		106,700,934

INSURANCE—20.89%
ACE Ltd.	32,267	1,400,388
AFLAC Inc.	57,636	2,277,198
Allmerica Financial Corp. (2)	6,121	199,851
Allstate Corp. (The)	78,971	3,983,297
Ambac Financial Group Inc.	12,379	951,698
American Financial Group Inc.	4,285	131,935
American International Group Inc.	260,476	17,266,954
American National Insurance Co.	1,803	190,505
AmerUs Group Co. (1)	4,455	198,559
AON Corp.	29,515	671,171
Axis Capital Holdings Ltd.	16,229	444,025
Berkley (W.R.) Corp.	8,236	392,857
Brown & Brown Inc.	6,362	275,220
Chubb Corp.	21,696	1,615,918
Cincinnati Financial Corp.	17,960	792,395
CNA Financial Corp. (1) (2)	3,779	99,917
Commerce Group Inc.	3,459	225,907
Conseco Inc. (2)	17,300	329,565
Delphi Financial Group Inc. Class A	3,081	138,460
Endurance Specialty Holdings Ltd.	4,197	144,377
Erie Indemnity Co. Class A	3,354	178,668
Everest Re Group Ltd.	6,352	551,989
Fidelity National Financial Inc.	18,350	804,097
First American Corp.	8,964	331,489
Gallagher (Arthur J.) & Co.	10,487	310,940
Hartford Financial Services Group Inc.	33,109	2,227,905
HCC Insurance Holdings Inc.	7,436	244,421
Hilb, Rogal & Hobbs Co. (1)	3,539	125,847
Horace Mann Educators Corp. (1)	4,798	88,379
IPC Holdings Ltd.	4,120	173,905
Jefferson-Pilot Corp.	15,597	778,290
Lincoln National Corp.	19,961	921,001
Loews Corp.	14,222	967,096
Markel Corp. (1) (2)	1,045	356,345
Marsh & McLennan Companies Inc.	56,034	1,821,105
MBIA Inc.	16,253	970,954
Mercury General Corp.	3,062	174,228
MetLife Inc.	47,574	1,891,066
MGIC Investment Corp.	11,259	719,450
Montpelier Re Holdings Ltd.	5,394	202,005
Nationwide Financial Services Inc.	6,424	237,367
Ohio Casualty Corp. (1) (2)	7,163	164,677
Old Republic International Corp.	19,539	453,305
PartnerRe Ltd.	6,057	383,832
Philadelphia Consolidated Holding Corp. (1) (2)	2,183	146,414
Phoenix Companies Inc. (1)	10,229	133,693
Platinum Underwriters Holdings Ltd. (1)	3,689	108,936
PMI Group Inc. (The) (1)	10,957	435,760

Presidential Life Corp. (1)	2,310	38,207
Principal Financial Group Inc.	35,588	1,444,161
Progressive Corp. (The) (1)	19,941	1,668,065
Protective Life Corp.	7,378	303,678
Prudential Financial Inc.	59,156	3,189,100
Radian Group Inc.	10,598	508,068
Reinsurance Group of America Inc. (1)	3,795	178,441
RenaissanceRe Holdings Ltd. (1)	8,062	404,793
SAFECO Corp.	15,875	735,012
Selective Insurance Group Inc. (1)	3,215	138,792
St. Paul Travelers Companies Inc. (1)	76,234	2,861,824
StanCorp Financial Group Inc.	3,278	278,630
Torchmark Corp. (1)	12,425	678,405
Transatlantic Holdings Inc. (1)	3,033	184,255
Unitrin Inc.	5,067	217,020
UNUMProvident Corp. (1)	33,716	578,904
White Mountains Insurance Group Ltd.	901	532,491
Willis Group Holdings Ltd.	16,481	637,485
XL Capital Ltd. Class A (1)	15,740	1,177,037

		63,387,729

INTERNET—0.02%
NetBank Inc.	5,353	51,121

		51,121

REAL ESTATE—0.23%
LNR Property Corp. (1)	2,317	145,971
St. Joe Co. (The)	8,034	552,739

		698,710

REAL ESTATE INVESTMENT TRUSTS—8.39%
Alexandria Real Estate Equities Inc.	2,200	146,432
AMB Property Corp.	9,329	347,319
American Financial Realty Trust (1)	12,539	188,712
Annaly Mortgage Management Inc. (1)	13,655	267,638
Apartment Investment & Management Co. Class A	10,805	387,899
Archstone-Smith Trust	22,363	767,051
Arden Realty Group Inc.	7,551	254,620
AvalonBay Communities Inc. (1)	8,146	545,130
Boston Properties Inc.	12,269	708,903
Brandywine Realty Trust (1)	6,145	170,216
BRE Properties Inc. Class A	5,745	211,244
Camden Property Trust (1)	4,579	207,474
Capital Automotive (1)	5,038	164,591
CarrAmerica Realty Corp. (1)	6,188	187,806
Catellus Development Corp.	10,112	271,204
CBL & Associates Properties Inc. (1)	3,316	228,074
CenterPoint Properties Trust	5,428	230,419
Colonial Properties Trust (1)	3,127	113,510
Cousins Properties Inc. (1)	4,415	133,730
Crescent Real Estate Equities Co.	11,401	188,915
CRT Properties Inc.	3,689	84,699
Developers Diversified Realty Corp.	11,571	459,947
Duke Realty Corp.	16,267	505,904
Equity Inns Inc.	5,564	60,648
Equity Lifestyle Properties Inc. (1)	2,362	80,969
Equity Office Properties Trust	45,746	1,279,973
Equity Residential	31,799	1,002,940
Essex Property Trust Inc.	2,392	172,104
Federal Realty Investment Trust	5,938	280,155
FelCor Lodging Trust Inc. (1) (2)	5,133	71,657
First Industrial Realty Trust Inc. (1)	4,682	183,160
Gables Residential Trust (1)	3,417	114,333
General Growth Properties Inc.	24,802	787,960

Glenborough Realty Trust Inc. (1)	4,249	81,836
Health Care Property Investors Inc.	15,156	393,450
Health Care REIT Inc.	5,872	196,712
Healthcare Realty Trust Inc. (1)	5,394	196,719
Highwoods Properties Inc. (1)	6,133	150,259
Home Properties Inc.	3,823	154,449
Hospitality Properties Trust	7,187	306,526
Host Marriott Corp.	36,673	586,768
HRPT Properties Trust	20,215	240,761
Impac Mortgage Holdings Inc. (1)	8,379	191,376
iStar Financial Inc.	12,585	526,682
Kilroy Realty Corp. (1)	3,244	126,776
Kimco Realty Corp.	10,707	567,257
Liberty Property Trust	9,689	378,355
Macerich Co. (The)	6,778	387,769
Mack-Cali Realty Corp.	6,972	292,685
Meristar Hospitality Corp. (2)	9,819	75,803
Mills Corp.	6,142	343,522
Nationwide Health Properties Inc.	7,729	167,642
New Century Financial Corp.	5,423	324,783
New Plan Excel Realty Trust Inc. (1)	11,520	291,110
Novastar Financial Inc. (1)	3,024	139,316
Pan Pacific Retail Properties Inc.	4,653	269,362
Pennsylvania Real Estate Investment Trust (1)	3,899	156,038
Plum Creek Timber Co. Inc.	20,783	742,369
Post Properties Inc.	4,505	142,718
Prentiss Properties Trust (1)	4,535	162,489
ProLogis	20,779	792,511
Public Storage Inc.	9,944	522,159
Rayonier Inc.	5,720	254,540
Realty Income Corp. (1)	9,140	213,053
Reckson Associates Realty Corp. (1)	9,161	281,059
Redwood Trust Inc.	2,579	146,126
Regency Centers Corp.	6,971	344,367
Shurgard Storage Centers Inc. Class A	5,230	213,907
Simon Property Group Inc.	25,107	1,488,845
SL Green Realty Corp.	4,412	234,851
Taubman Centers Inc. (1)	5,444	147,042
Thornburg Mortgage Inc. (1)	9,585	266,942
Trizec Properties Inc.	10,357	183,422
United Dominion Realty Trust Inc. (1)	15,028	333,922
Ventas Inc.	9,700	248,320
Vornado Realty Trust	13,356	923,434
Washington Real Estate Investment Trust (1)	4,840	146,555
Weingarten Realty Investors	9,074	324,396

		25,464,319

SAVINGS & LOANS—3.54%
Anchor BanCorp Wisconsin Inc.	2,412	65,124
Astoria Financial Corp.	8,020	301,873
Commercial Capital Bancorp Inc.	5,487	109,136
Commercial Federal Corp. (1)	4,586	128,775
Dime Community Bancshares (1)	3,947	64,928
Downey Financial Corp.	2,364	150,823
First Niagara Financial Group Inc. (1)	12,469	170,202
FirstFed Financial Corp. (2)	1,817	96,664
Golden West Financial Corp.	34,723	2,243,800
Harbor Florida Bancshares Inc. (1)	2,406	81,804
Hudson City Bancorp Inc.	7,827	275,276
Independence Community Bank Corp.	8,866	348,434
MAF Bancorp Inc. (1)	3,740	165,158
New York Community Bancorp Inc. (1)	27,177	484,566
OceanFirst Financial Corp. (1)	1,100	26,400
People’s Bank	10,736	397,554

PFF Bancorp Inc.	1,671	71,753
Provident Financial Services Inc. (1)	8,573	154,922
Sovereign Bancorp Inc. (1)	39,163	890,567
Washington Federal Inc. (1)	8,944	232,991
Washington Mutual Inc.	99,433	4,012,122
Webster Financial Corp.	6,147	275,693

		10,748,565

SOFTWARE—0.11%
Safeguard Scientifics Inc. (2)	14,001	24,082
SEI Investments Co.	7,999	298,843

		322,925

TOTAL COMMON STOCKS
(Cost: $266,746,066)		303,268,465

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.42%

COMMERCIAL PAPER—1.19% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$12,227	12,191
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	95,878	95,755
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	213,973	213,924
CRC Funding LLC
2.21%, 02/07/05	30,568	30,556
DEPFA Bank PLC
2.28%, 05/03/05	61,135	60,784
Edison Asset Securitization
2.26%, 05/04/05	152,838	151,955
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	244,541	244,356
Ford Credit Auto Receivables
2.28%, 04/27/05	91,703	91,209
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	152,838	152,473
Fortis Funding LLC
2.35%, 05/09/05	171,179	170,095
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	794,758	794,009
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	129,023	128,989
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	152,838	152,627
Jupiter Securitization Corp.
2.30%, 02/01/05	61,135	61,135
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	97,816	97,764
Moat Funding LLC
2.50%, 03/23/05	24,454	24,369
Mortgage Interest Networking Trust
2.24%, 02/01/05	79,476	79,476
Nationwide Building Society
2.21%, 02/10/05	122,270	122,203
New Center Asset Trust
2.25%, 02/02/05	114,934	114,927
Nordea North America Inc.
2.74%, 07/11/05	61,135	60,391

Park Granada LLC
2.55%, 03/21/05	24,454	24,371
Preferred Receivables Funding Corp.
2.30%, 02/02/05	61,135	61,131
Santander Central Hispano
2.75%, 07/08/05	152,838	151,008
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	275,143	274,370
Solitaire Funding Ltd.
2.28%, 02/02/05	77,943	77,938
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	120,390	120,216
Windmill Funding Corp.
2.55%, 03/08/05	42,795	42,689

		3,610,911

FLOATING RATE NOTES—2.91% (3)

American Express Centurion Bank
2.48%, 01/24/06	183,406	183,406
American Express Credit Corp.
2.56%, 10/26/05	244,541	244,631
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	79,476	79,453
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	458,514	458,557
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	415,720	415,628
Cancara Asset Securitisation LLC
2.44%, 02/15/05	216,419	216,419
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	244,541	244,517
Commodore CDO Ltd.
2.55%, 12/12/05	30,568	30,568
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	366,811	366,746
DEPFA Bank PLC
2.47%, 12/15/05	122,270	122,270
Dorada Finance Inc.
2.66%, 07/29/05 (4)	101,484	101,470
Fairway Finance LLC
2.40%, 03/14/05	122,270	122,270
Fifth Third Bancorp
2.48%, 02/23/06 (4)	244,541	244,541
Five Finance Inc.
2.53%, 04/29/05 (4)	97,816	97,814
General Electric Capital Corp.
2.52%, 02/09/06	55,022	55,104
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	60,207	60,207
Hartford Life Global Funding Trust
2.53%, 02/15/06	122,270	122,270
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	366,811	366,810
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	427,947	427,923
Leafs LLC
2.50%, 01/20/06	91,703	91,703
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	501,309	501,452
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	305,676	305,649
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	452,401	452,504

Norddeutsche Landesbank
2.63%, 07/27/05	122,270	122,250
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	366,811	366,811
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	330,130	330,130
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	67,249	67,234
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	623,579	623,615
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	444,698	444,678
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	366,811	366,812
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	427,947	427,904
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	668,819	668,763
Winston Funding Ltd.
2.75%, 04/25/05 (4)	87,301	87,301

		8,817,410

MEDIUM-TERM NOTES—0.08% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	201,746	201,750
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	30,568	30,568

		232,318

MONEY MARKET FUNDS—1.07% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	489,082	489,082
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,473,038	1,473,038
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	1,222,704	1,222,704
BlackRock Temp Cash Money Market Fund	22,803	22,803
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	46,136	46,136

		3,253,763

REPURCHASE AGREEMENTS—1.21% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$1,222,704	1,222,704
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	1,222,704	1,222,704
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	1,222,704	1,222,704

		3,668,112

TIME DEPOSITS—0.85% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	207,860	207,857
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	183,406	183,406
BNP Paribas (New York)
2.78%, 07/11/05	122,270	122,270
First Tennessee Bank
2.31%, 02/03/05	122,270	122,270
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	200,524	200,522

Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	122,270	122,271
National City Bank (Ohio)
2.50%, 02/01/05	163,778	163,778
Norddeutsche Landesbank
2.11%, 06/07/05	122,270	122,262
Royal Bank of Scotland
2.54%, 03/22/05	30,568	30,568
Societe Generale
2.51%, 02/01/05	122,270	122,270
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	537,990	537,963
UBS Finance (Connecticut)
2.67%, 11/09/05	48,908	48,904
Washington Mutual Bank
2.27-2.35%, 02/02/05	305,676	305,676
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	305,676	305,676

		2,595,693

U.S. GOVERNMENT AGENCY NOTES—0.11% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	146,545	146,184
Federal National Mortgage Association
2.33%, 07/22/05	183,406	181,380

		327,564

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,505,771)		22,505,771

TOTAL INVESTMENTS IN SECURITIES—107.35%
(Cost: $289,251,837) (7)		325,774,236
Other Assets, Less Liabilities—(7.35%)		(22,298,127)

NET ASSETS—100.00%		$303,476,109

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $291,142,841. Net unrealized appreciation aggregated $34,631,395, of which $42,297,266 represented gross unrealized appreciation on securities and $7,665,871 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

BANKS—43.37%
AMCORE Financial Inc.	1,578	$48,003
AmSouth Bancorp (1)	24,673	615,345
Associated Bancorp	8,421	278,146
BancorpSouth Inc.	5,114	111,485
Bank of America Corp.	284,463	13,190,549
Bank of Hawaii Corp.	3,667	175,686
Bank of New York Co. Inc. (The)	54,315	1,613,699
Banknorth Group Inc.	12,062	432,543
BB&T Corp. (1)	38,737	1,528,949
Cathay General Bancorp	3,015	109,535
Chittenden Corp. (1)	3,259	88,351
Citizens Banking Corp. (1)	2,558	79,963
City National Corp.	3,175	221,583
Colonial BancGroup Inc. (The)	9,318	188,037
Comerica Inc.	11,958	691,890
Commerce Bancorp Inc. (1)	5,499	316,412
Commerce Bancshares Inc.	4,868	234,005
Compass Bancshares Inc.	8,594	402,457
Cullen/Frost Bankers Inc.	3,614	169,713
East West Bancorp Inc.	3,522	137,147
Fifth Third Bancorp	34,757	1,615,158
First BanCorp (Puerto Rico) (1)	2,596	140,418
First Horizon National Corp.	8,657	368,528
First Marblehead Corp. (The) (2)	2,242	144,228
First Midwest Bancorp Inc.	3,226	111,297
FirstMerit Corp. (1)	5,094	134,991
FNB Corp. (Pennsylvania) (1)	3,023	59,795
Fremont General Corp. (1)	4,664	114,221
Fulton Financial Corp.	8,482	185,162
Greater Bay Bancorp (1)	3,599	98,145
Hibernia Corp. Class A	10,867	286,019
Hudson United Bancorp	3,174	116,676
Huntington Bancshares Inc.	15,293	351,280
Investors Financial Services Corp. (1)	4,625	233,146
KeyCorp	28,407	949,362
M&T Bank Corp. (1)	5,838	597,578
Marshall & Ilsley Corp. (1)	13,371	572,413
Mellon Financial Corp.	29,606	868,936
Mercantile Bankshares Corp.	5,503	278,617
National City Corp.	40,602	1,443,401
North Fork Bancorp Inc.	30,470	874,489
Northern Trust Corp.	13,578	592,544
Old National Bancorp (1)	4,819	104,910
Pacific Capital Bancorp	2,994	91,856
Park National Corp. (1)	807	97,873
PNC Financial Services Group	19,721	1,062,370
Popular Inc.	17,112	456,548
Provident Bankshares Corp.	2,314	76,524
Regions Financial Corp.	32,274	1,032,768
Republic Bancorp Inc. (1)	4,998	71,321
Silicon Valley Bancshares (1) (2)	2,473	107,922

Sky Financial Group Inc.	7,444	197,713
South Financial Group Inc. (The)	4,946	151,051
Southwest Bancorp of Texas Inc. (1)	4,542	89,795
State Street Corp.	23,486	1,052,408
Sterling Bancshares Inc.	3,176	46,655
SunTrust Banks Inc.	25,081	1,806,334
Susquehanna Bancshares Inc.	3,209	79,230
Synovus Financial Corp.	18,098	490,999
TCF Financial Corp.	9,218	259,118
Texas Regional Bancshares Inc. Class A	3,137	97,074
TrustCo Bank Corp. NY	5,154	64,373
Trustmark Corp.	3,599	99,584
U.S. Bancorp	131,515	3,952,026
UCBH Holdings Inc. (1)	3,197	140,892
UnionBanCal Corp.	4,057	249,830
United Bancshares Inc. (1)	2,894	98,685
Valley National Bancorp (1)	6,881	177,530
W Holding Co. Inc. (1)	8,574	111,805
Wachovia Corp.	112,275	6,158,284
Wells Fargo & Co.	118,008	7,233,890
Westamerica Bancorp (1)	2,228	115,678
Whitney Holding Corp.	2,838	129,356
Wilmington Trust Corp.	4,697	163,315
Zions Bancorporation	6,278	425,774

		57,263,393

COMMERCIAL SERVICES—0.85%
Equifax Inc.	9,569	270,803
MoneyGram International Inc.	6,233	120,920
Moody’s Corp. (1)	8,767	734,499

		1,126,222

DIVERSIFIED FINANCIAL SERVICES—49.51%
Affiliated Managers Group Inc. (2)	2,069	131,195
American Express Co.	78,632	4,195,017
AmeriCredit Corp. (2)	10,976	269,461
Ameritrade Holding Corp. (2)	19,973	258,251
Bear Stearns Companies Inc. (The)	7,195	727,127
Capital One Financial Corp. (1)	16,749	1,311,112
CapitalSource Inc. (1) (2)	4,684	110,589
Chicago Mercantile Exchange Holdings Inc. (1)	1,900	407,550
CIT Group Inc.	14,711	593,883
Citigroup Inc.	361,670	17,739,913
Countrywide Financial Corp.	39,429	1,458,873
Doral Financial Corp. (1)	6,506	281,385
E*TRADE Financial Corp. (2)	25,684	353,155
Eaton Vance Corp. (1)	8,438	211,203
Edwards (A.G.) Inc.	5,534	236,080
Federal Home Loan Mortgage Corp.	48,190	3,146,325
Federal National Mortgage Association	67,730	4,374,003
Federated Investors Inc. Class B	6,687	196,464
Franklin Resources Inc.	9,786	664,078
Goldman Sachs Group Inc. (The) (1)	28,841	3,110,502
IndyMac Bancorp Inc.	4,280	158,189
Investment Technology Group Inc. (2)	3,209	63,891
Janus Capital Group Inc. (1)	16,731	248,121
Jefferies Group Inc.	3,490	136,110
JP Morgan Chase & Co.	249,096	9,298,754
Knight Trading Group Inc. (2)	8,046	79,736
LaBranche & Co. Inc. (1) (2)	3,956	39,481
Legg Mason Inc.	7,070	546,016
Lehman Brothers Holdings Inc.	18,998	1,732,428
MBNA Corp.	79,072	2,101,734
Merrill Lynch & Co. Inc.	60,258	3,619,698

Morgan Stanley	70,105	3,923,076
Piper Jaffray Companies Inc. (1) (2)	1,337	52,918
Providian Financial Corp. (2)	20,510	342,107
Raymond James Financial Inc.	4,146	129,231
Schwab (Charles) Corp. (The)	77,686	873,191
SLM Corp. (1)	30,524	1,532,000
SWS Group Inc. (1)	1,204	24,465
T. Rowe Price Group Inc.	8,874	531,109
W.P. Stewart & Co. Ltd. (1)	1,494	37,230
Waddell & Reed Financial Inc. Class A	5,739	125,512

		65,371,163

INSURANCE—1.01%
MGIC Investment Corp.	6,919	442,124
Principal Financial Group Inc.	21,882	887,972

		1,330,096

INTERNET—0.02%
NetBank Inc.	3,161	30,188

		30,188

SAVINGS & LOANS—5.00%
Anchor BanCorp Wisconsin Inc.	1,565	42,255
Astoria Financial Corp.	4,852	182,629
Commercial Capital Bancorp Inc.	3,451	68,640
Commercial Federal Corp. (1)	2,745	77,080
Dime Community Bancshares (1)	2,368	38,954
Downey Financial Corp.	1,465	93,467
First Niagara Financial Group Inc. (1)	7,659	104,545
FirstFed Financial Corp. (2)	1,175	62,510
Golden West Financial Corp.	21,344	1,379,249
Harbor Florida Bancshares Inc. (1)	1,498	50,932
Hudson City Bancorp Inc.	4,742	166,776
Independence Community Bank Corp.	5,482	215,443
MAF Bancorp Inc. (1)	2,303	101,700
New York Community Bancorp Inc. (1)	16,804	299,615
OceanFirst Financial Corp. (1)	649	15,576
People’s Bank	6,549	242,509
PFF Bancorp Inc.	1,066	45,774
Provident Financial Services Inc.	5,354	96,747
Sovereign Bancorp Inc.	23,932	544,214
Washington Federal Inc.	5,458	142,181
Washington Mutual Inc.	61,074	2,464,336
Webster Financial Corp.	3,789	169,937

		6,605,069

SOFTWARE—0.15%
Safeguard Scientifics Inc. (2)	8,705	14,973
SEI Investments Co.	4,846	181,047

		196,020

TOTAL COMMON STOCKS
(Cost: $119,516,145)		131,922,151

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.18%

COMMERCIAL PAPER—1.31% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$5,869	5,851
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	46,022	45,964
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	102,707	102,685
CRC Funding LLC
2.21%, 02/07/05	14,672	14,668
DEPFA Bank PLC
2.28%, 05/03/05	29,345	29,176
Edison Asset Securitization
2.26%, 05/04/05	73,362	72,939
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	117,380	117,291
Ford Credit Auto Receivables
2.28%, 04/27/05	44,017	43,781
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	73,362	73,188
Fortis Funding LLC
2.35%, 05/09/05	82,166	81,646
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	381,485	381,126
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	61,931	61,915
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	73,362	73,261
Jupiter Securitization Corp.
2.30%, 02/01/05	29,345	29,345
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	46,952	46,927
Moat Funding LLC
2.50%, 03/23/05	11,738	11,697
Mortgage Interest Networking Trust
2.24%, 02/01/05	38,148	38,148
Nationwide Building Society
2.21%, 02/10/05	58,690	58,658
New Center Asset Trust
2.25%, 02/02/05	55,169	55,165
Nordea North America Inc.
2.74%, 07/11/05	29,345	28,988
Park Granada LLC
2.55%, 03/21/05	11,738	11,698
Preferred Receivables Funding Corp.
2.30%, 02/02/05	29,345	29,343
Santander Central Hispano
2.75%, 07/08/05	73,362	72,484
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	132,069	131,698
Solitaire Funding Ltd.
2.28%, 02/02/05	37,413	37,410
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	57,787	57,704
Windmill Funding Corp.
2.55%, 03/08/05	20,541	20,491

		1,733,247

FLOATING RATE NOTES—3.21% (3)

American Express Centurion Bank
2.48%, 01/24/06	88,035	88,035
American Express Credit Corp.
2.56%, 10/26/05	117,380	117,423
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	38,148	38,137
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	220,087	220,109

Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	199,546	199,502
Cancara Asset Securitisation LLC
2.44%, 02/15/05	103,881	103,881
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	117,380	117,368
Commodore CDO Ltd.
2.55%, 12/12/05	14,672	14,672
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	176,070	176,039
DEPFA Bank PLC
2.47%, 12/15/05	58,690	58,690
Dorada Finance Inc.
2.66%, 07/29/05 (4)	48,713	48,706
Fairway Finance LLC
2.40%, 03/14/05	58,690	58,690
Fifth Third Bancorp
2.48%, 02/23/06 (4)	117,380	117,380
Five Finance Inc.
2.53%, 04/29/05 (4)	46,952	46,951
General Electric Capital Corp.
2.52%, 02/09/06	26,410	26,450
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	28,900	28,900
Hartford Life Global Funding Trust
2.53%, 02/15/06	58,690	58,690
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	176,070	176,070
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	205,415	205,403
Leafs LLC
2.50%, 01/20/06	44,017	44,017
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	240,629	240,697
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	146,725	146,712
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	217,153	217,202
Norddeutsche Landesbank
2.63%, 07/27/05	58,690	58,680
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	176,070	176,070
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	158,463	158,462
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	32,279	32,272
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	299,319	299,336
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	213,455	213,446
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	176,070	176,070
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	205,415	205,395
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	321,034	321,008
Winston Funding Ltd.
2.75%, 04/25/05 (4)	41,905	41,905

		4,232,368

MEDIUM-TERM NOTES—0.09% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	96,838	96,840
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	14,672	14,672

		111,512

MONEY MARKET FUNDS—1.18% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	234,760	234,760
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	699,658	699,658
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	586,900	586,900
BlackRock Temp Cash Money Market Fund	10,945	10,945
Short-Term Investment Co.—Prime Money Market Portfolio, Institutional Shares	22,145	22,145

		1,554,408

REPURCHASE AGREEMENTS—1.33% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$586,900	586,900
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	586,900	586,900
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	586,900	586,900

		1,760,700

TIME DEPOSITS—0.94% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	99,773	99,764
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	88,035	88,035
BNP Paribas (New York)
2.78%, 07/11/05	58,690	58,690
First Tennessee Bank
2.31%, 02/03/05	58,690	58,690
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	96,252	96,251
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	58,690	58,689
National City Bank (Ohio)
2.50%, 02/01/05	78,614	78,614
Norddeutsche Landesbank
2.11%, 06/07/05	58,690	58,686
Royal Bank of Scotland
2.54%, 03/22/05	14,672	14,672
Societe Generale
2.51%, 02/01/05	58,690	58,690
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	258,236	258,223
UBS Finance (Connecticut)
2.67%, 11/09/05	23,476	23,475
Washington Mutual Bank
2.27-2.35%, 02/02/05	146,725	146,725
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	146,725	146,725

		1,245,929

U.S. GOVERNMENT AGENCY NOTES—0.12% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	70,342	70,169
Federal National Mortgage Association
2.33%, 07/22/05	88,035	87,063

		157,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,795,396)	10,795,396

TOTAL INVESTMENTS IN SECURITIES—108.09%
(Cost: $130,311,541) (7)	142,717,547
Other Assets, Less Liabilities—(8.09%)	(10,676,131)

NET ASSETS—100.00%	$132,041,416

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $131,602,090. Net unrealized appreciation aggregated $11,115,457, of which $13,584,249 represented gross unrealized appreciation on securities and $2,468,792 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

AGRICULTURE—0.07%
Delta & Pine Land Co. (1)	24,642	$725,460

		725,460

BIOTECHNOLOGY—11.84%
Affymetrix Inc. (1) (2)	38,739	1,594,497
Alexion Pharmaceuticals Inc. (1) (2)	17,320	428,497
Amgen Inc. (2)	811,118	50,483,984
Applera Corp. - Celera Genomics Group (1) (2)	46,808	621,142
Biogen Idec Inc. (2)	216,851	14,086,641
Bio-Rad Laboratories Inc. Class A (1) (2)	10,345	608,183
Celgene Corp. (2)	105,010	2,870,973
Cell Genesys Inc. (1) (2)	28,591	200,137
Charles River Laboratories International Inc. (1) (2)	39,027	1,849,099
Chiron Corp. (2)	70,108	2,303,048
CuraGen Corp. (1) (2)	25,974	155,974
Enzo Biochem Inc. (1) (2)	19,724	357,596
Enzon Pharmaceuticals Inc. (2)	28,062	362,000
Gene Logic Inc. (1) (2)	20,114	61,348
Genentech Inc. (2)	297,931	14,214,288
Genzyme Corp. (2)	146,083	8,503,491
Human Genome Sciences Inc. (1) (2)	83,468	997,443
ICOS Corp. (1) (2)	37,204	931,216
Immunomedics Inc. (1) (2)	24,955	88,341
Incyte Corp. (1) (2)	52,906	474,038
InterMune Inc. (1) (2)	17,843	203,589
Invitrogen Corp. (1) (2)	33,790	2,321,711
Lexicon Genetics Inc. (1) (2)	27,169	182,032
Maxygen Inc. (1) (2)	16,986	186,761
MedImmune Inc. (2)	159,362	3,769,708
Millennium Pharmaceuticals Inc. (2)	195,678	1,802,194
Millipore Corp. (2)	31,797	1,384,123
Myriad Genetics Inc. (1) (2)	19,604	485,395
Nektar Therapeutics (2)	53,570	902,654
Protein Design Labs Inc. (1) (2)	60,381	1,217,885
Regeneron Pharmaceuticals Inc. (1) (2)	24,327	175,154
Savient Pharmaceuticals Inc. (1) (2)	38,520	124,034
Telik Inc. (1) (2)	28,002	532,598
Transkaryotic Therapies Inc. (1) (2)	15,988	383,392
Vertex Pharmaceuticals Inc. (1) (2)	51,261	521,324
XOMA Ltd. (1) (2)	54,646	107,653

		115,492,143

COMMERCIAL SERVICES—0.19%
Albany Molecular Research Inc. (1) (2)	13,319	146,509
PAREXEL International Corp. (1) (2)	16,719	396,575
Pharmaceutical Product Development Inc. (1) (2)	31,954	1,324,493

		1,867,577
DISTRIBUTION & WHOLESALE—0.07%
Owens & Minor Inc. (1)	25,220	720,031

		720,031

ELECTRONICS—0.76%
Applera Corp. - Applied Biosystems Group	129,193	2,590,320
Fisher Scientific International Inc. (2)	73,620	4,649,103
Molecular Devices Corp. (1) (2)	9,009	170,991

		7,410,414

HEALTH CARE-PRODUCTS—30.84%
Advanced Medical Optics Inc. (2)	22,863	976,021
Alcon Inc.	50,007	3,960,554
ArthroCare Corp. (1) (2)	13,822	411,205
Bard (C.R.) Inc.	66,409	4,502,530
Bausch & Lomb Inc.	33,894	2,470,534
Baxter International Inc.	393,975	13,300,596
Beckman Coulter Inc. (1)	39,239	2,629,013
Becton, Dickinson & Co.	150,918	8,549,505
Biomet Inc.	151,253	6,425,227
Biosite Inc. (1) (2)	10,192	591,136
Boston Scientific Corp. (2)	386,518	12,778,285
Cooper Companies Inc. (1)	25,907	1,987,067
Cyberonics Inc. (1) (2)	10,701	269,344
Cytyc Corp. (1) (2)	71,227	1,784,236
Dade Behring Holdings Inc. (2)	27,816	1,589,684
Datascope Corp. (1)	7,945	314,145
DENTSPLY International Inc.	45,642	2,559,147
Diagnostic Products Corp. (1)	14,584	740,430
Edwards Lifesciences Corp. (1) (2)	38,288	1,558,322
Gen-Probe Inc. (2)	31,808	1,552,548
Guidant Corp.	201,577	14,612,317
Haemonetics Corp. (2)	16,150	627,751
Henry Schein Inc. (1) (2)	27,960	1,902,958
Hillenbrand Industries Inc. (1)	37,380	2,030,855
IDEXX Laboratories Inc. (1) (2)	21,958	1,273,784
INAMED Corp. (2)	22,827	1,579,628
Invacare Corp. (1)	19,261	896,407
Johnson & Johnson	1,901,653	123,036,949
Medtronic Inc.	774,844	40,671,562
Mentor Corp. (1)	23,819	745,773
Patterson Companies Inc. (1) (2)	74,563	3,473,145
PolyMedica Corp. (1)	17,479	654,239
PSS World Medical Inc. (1) (2)	41,480	520,574
ResMed Inc. (1) (2)	21,694	1,112,902
Respironics Inc. (2)	22,516	1,303,676
St. Jude Medical Inc. (2)	229,111	8,999,480
Steris Corp. (1) (2)	44,254	1,049,705
Stryker Corp.	177,718	8,733,063
Sybron Dental Specialties Inc. (1) (2)	24,951	942,150
TECHNE Corp. (1) (2)	24,962	870,425
Varian Medical Systems Inc. (2)	87,575	3,304,205
Viasys Healthcare Inc. (1) (2)	17,162	313,893
VISX Inc. (2)	31,730	852,902
Zimmer Holdings Inc. (2)	156,367	12,329,538

		300,787,410

HEALTH CARE-SERVICES—14.04%
Aetna Inc.	98,416	12,503,753
AMERIGROUP Corp. (1) (2)	31,928	1,312,560
Apria Healthcare Group Inc. (1) (2)	32,048	1,051,174
Beverly Enterprises Inc. (2)	69,296	847,490
Community Health Systems Inc. (2)	55,875	1,619,258
Covance Inc. (2)	40,153	1,706,503
Coventry Health Care Inc. (2)	58,085	3,305,044
DaVita Inc. (2)	63,683	2,672,139
HCA Inc. (1)	256,092	11,401,216

Health Management Associates Inc. Class A (1)	147,785	3,263,093
Health Net Inc. (2)	71,811	2,088,982
Humana Inc. (2)	102,020	3,496,225
Laboratory Corp. of America Holdings (1) (2)	89,477	4,281,474
LifePoint Hospitals Inc. (1) (2)	23,060	871,668
Lincare Holdings Inc. (1) (2)	63,965	2,654,548
Manor Care Inc.	56,002	1,934,869
OCA Inc. (1) (2)	30,284	167,773
Odyssey Healthcare Inc. (1) (2)	23,470	272,956
PacifiCare Health Systems Inc. (1) (2)	55,067	3,388,273
Pediatrix Medical Group Inc. (1) (2)	15,379	1,027,163
Province Healthcare Co. (2)	30,223	684,249
Quest Diagnostics Inc.	50,321	4,795,591
Renal Care Group Inc. (1) (2)	43,018	1,641,567
Select Medical Corp.	64,992	1,152,308
Sierra Health Services Inc. (1) (2)	15,407	846,307
Sunrise Senior Living Inc. (1) (2)	11,700	536,211
Tenet Healthcare Corp. (2)	297,537	2,954,542
Triad Hospitals Inc. (1) (2)	49,252	2,004,064
UnitedHealth Group Inc.	425,846	37,857,709
Universal Health Services Inc. Class B	35,029	1,507,648
WellPoint Inc. (2)	190,065	23,092,898

		136,939,255

INSURANCE—0.73%
CIGNA Corp.	88,131	7,072,513

		7,072,513

INTERNET—0.04%
eResearch Technology Inc. (1) (2)	30,415	373,496

		373,496

PHARMACEUTICALS—41.35%
Abbott Laboratories	1,000,208	45,029,364
Abgenix Inc. (1) (2)	50,038	439,334
Alkermes Inc. (1) (2)	57,484	728,322
Allergan Inc.	84,407	6,410,712
Alpharma Inc. Class A (1)	26,131	393,272
American Pharmaceutical Partners Inc. (1) (2)	25,855	1,279,823
Amylin Pharmaceuticals Inc. (1) (2)	60,646	1,359,077
Barr Pharmaceuticals Inc. (2)	57,492	2,733,745
Bristol-Myers Squibb Co.	1,246,200	29,210,928
Caremark Rx Inc. (2)	291,303	11,389,947
Cell Therapeutics Inc. (1) (2)	34,568	331,853
Cephalon Inc. (1) (2)	36,340	1,787,928
Cubist Pharmaceuticals Inc. (1) (2)	31,837	363,579
CV Therapeutics Inc. (1) (2)	20,228	416,899
Express Scripts Inc. (2)	41,991	3,115,312
Forest Laboratories Inc. (2)	237,282	9,854,321
Gilead Sciences Inc. (2)	275,913	9,132,720
Hospira Inc. (2)	99,896	2,885,995
ImClone Systems Inc. (2)	42,483	1,782,162
Impax Laboratories Inc. (1) (2)	31,444	539,107
IVAX Corp. (1) (2)	135,468	2,036,084
King Pharmaceuticals Inc. (2)	154,922	1,628,230
Ligand Pharmaceuticals Inc. Class B (1) (2)	47,194	491,290
Lilly (Eli) & Co.	618,335	33,538,490
Medarex Inc. (1) (2)	50,808	483,184
Medco Health Solutions Inc. (2)	173,182	7,372,358
Medicines Co. (The) (1) (2)	28,725	790,225
Medicis Pharmaceutical Corp. Class A (1)	35,902	1,296,062
Merck & Co. Inc.	1,421,462	39,872,009
MGI Pharma Inc. (1) (2)	45,293	1,027,698
Mylan Laboratories Inc. (1)	155,523	2,586,348

Nabi Biopharmaceuticals (1) (2)	37,371	482,460
Neurocrine Biosciences Inc. (1) (2)	23,339	1,067,759
Noven Pharmaceuticals Inc. (1) (2)	14,987	272,988
NPS Pharmaceuticals Inc. (1) (2)	24,752	408,408
Onyx Pharmaceuticals Inc. (1) (2)	21,246	616,984
OSI Pharmaceuticals Inc. (1) (2)	29,791	1,939,394
Par Pharmaceutical Companies Inc. (2)	21,773	825,197
Perrigo Co. (1)	39,457	676,688
Pfizer Inc.	4,837,794	116,881,103
Schering-Plough Corp.	943,240	17,506,534
Sepracor Inc. (1) (2)	56,083	3,206,826
Taro Pharmaceutical Industries Ltd. (2)	15,473	464,809
Trimeris Inc. (1) (2)	10,349	124,395
United Therapeutics Inc. (1) (2)	13,742	586,371
Valeant Pharmaceuticals International (1)	53,848	1,344,585
Vicuron Pharmaceuticals Inc. (1) (2)	38,334	580,760
Watson Pharmaceuticals Inc. (2)	70,192	2,093,827
Wyeth	854,533	33,865,143

		403,250,609

TOTAL COMMON STOCKS
(Cost: $998,230,549)		974,638,908

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.04%

COMMERCIAL PAPER—1.13% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$37,419	37,307
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	293,420	293,043
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	654,831	654,681
CRC Funding LLC
2.21%, 02/07/05	93,547	93,513
DEPFA Bank PLC
2.28%, 05/03/05	187,095	186,019
Edison Asset Securitization
2.26%, 05/04/05	467,736	465,035
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	748,378	747,811
Ford Credit Auto Receivables
2.28%, 04/27/05	280,642	279,131
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	467,736	466,619
Fortis Funding LLC
2.35%, 05/09/05	523,865	520,548
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	2,432,230	2,429,938
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	394,856	394,748
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	467,736	467,090
Jupiter Securitization Corp.
2.30%, 02/01/05	187,095	187,095
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	299,351	299,189
Moat Funding LLC
2.50%, 03/23/05	74,838	74,578

Mortgage Interest Networking Trust
2.24%, 02/01/05	243,223	243,223
Nationwide Building Society
2.21%, 02/10/05	374,189	373,982
New Center Asset Trust
2.25%, 02/02/05	351,738	351,716
Nordea North America Inc.
2.74%, 07/11/05	187,095	184,816
Park Granada LLC
2.55%, 03/21/05	74,838	74,583
Preferred Receivables Funding Corp.
2.30%, 02/02/05	187,095	187,083
Santander Central Hispano
2.75%, 07/08/05	467,736	462,137
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	842,030	839,665
Solitaire Funding Ltd.
2.28%, 02/02/05	238,531	238,516
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	368,434	367,900
Windmill Funding Corp.
2.55%, 03/08/05	130,966	130,642

		11,050,608

FLOATING RATE NOTES—2.77% (3)

American Express Centurion Bank
2.48%, 01/24/06	561,284	561,284
American Express Credit Corp.
2.56%, 10/26/05	748,378	748,653
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	243,223	243,153
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	1,403,209	1,403,340
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	1,272,243	1,271,963
Cancara Asset Securitisation LLC
2.44%, 02/15/05	662,315	662,315
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	748,378	748,304
Commodore CDO Ltd.
2.55%, 12/12/05	93,547	93,547
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	1,122,567	1,122,366
DEPFA Bank PLC
2.47%, 12/15/05	374,189	374,189
Dorada Finance Inc.
2.66%, 07/29/05 (4)	310,577	310,531
Fairway Finance LLC
2.40%, 03/14/05	374,189	374,189
Fifth Third Bancorp
2.48%, 02/23/06 (4)	748,378	748,378
Five Finance Inc.
2.53%, 04/29/05 (4)	299,351	299,344
General Electric Capital Corp.
2.52%, 02/09/06	168,385	168,636
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	184,255	184,255
Hartford Life Global Funding Trust
2.53%, 02/15/06	374,189	374,189
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	1,122,567	1,122,567
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	1,309,662	1,309,592

Leafs LLC
2.50%, 01/20/06	280,642	280,642
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	1,534,176	1,534,610
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	935,473	935,392
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	1,384,500	1,384,818
Norddeutsche Landesbank
2.63%, 07/27/05	374,189	374,126
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	1,122,567	1,122,567
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	1,010,311	1,010,310
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	205,804	205,760
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	1,908,365	1,908,471
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	1,360,926	1,360,866
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	1,122,567	1,122,568
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	1,309,662	1,309,535
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	2,046,815	2,046,641
Winston Funding Ltd.
2.75%, 04/25/05 (4)	267,171	267,171

		26,984,272

MEDIUM-TERM NOTES—0.07% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	617,412	617,419
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	93,547	93,547

		710,966

MONEY MARKET FUNDS—1.00% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	1,496,757	1,496,757
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	4,271,125	4,271,125
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	3,741,892	3,741,892
BlackRock Temp Cash Money Market Fund	69,784	69,784
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	141,191	141,191

		9,720,749

REPURCHASE AGREEMENTS—1.15% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$3,741,892	3,741,892
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	3,741,892	3,741,892
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	3,741,892	3,741,892

		11,225,676

TIME DEPOSITS—0.82% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	636,122	636,114

Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	561,284	561,286
BNP Paribas (New York)
2.78%, 07/11/05	374,189	374,189
First Tennessee Bank
2.31%, 02/03/05	374,189	374,189
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	613,670	613,666
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	374,189	374,189
National City Bank (Ohio)
2.50%, 02/01/05	501,216	501,216
Norddeutsche Landesbank
2.11%, 06/07/05	374,189	374,164
Royal Bank of Scotland
2.54%, 03/22/05	93,547	93,547
Societe Generale
2.51%, 02/01/05	374,189	374,189
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	1,646,432	1,646,347
UBS Finance (Connecticut)
2.67%, 11/09/05	149,676	149,664
Washington Mutual Bank
2.27-2.35%, 02/02/05	935,473	935,473
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	935,473	935,473

		7,943,706

U.S. GOVERNMENT AGENCY NOTES—0.10% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	448,477	447,374
Federal National Mortgage Association
2.33%, 07/22/05	561,284	555,085

		1,002,459

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,638,436)		68,638,436

TOTAL INVESTMENTS IN SECURITIES—106.97%
(Cost: $1,066,868,985) (7)		1,043,277,344
Other Assets, Less Liabilities—(6.97%)		(68,016,074)

NET ASSETS—100.00%		$975,261,270

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $1,074,718,668. Net unrealized depreciation aggregated $31,441,324, of which $88,226,533 represented gross unrealized appreciation on securities and $119,667,857 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—100.02%

AEROSPACE & DEFENSE—12.01%
AAR Corp. (1) (2)	4,874	$56,782
Alliant Techsystems Inc. (1)	5,758	383,368
Armor Holdings Inc. (1) (2)	4,657	204,768
Boeing Co. (The)	109,838	5,557,803
Curtiss-Wright Corp. Class B	934	46,700
Engineered Support Systems Inc. (2)	4,057	235,347
Esterline Technologies Corp. (1)	3,708	111,277
General Dynamics Corp.	25,718	2,655,383
Goodrich (B.F.) Co.	18,247	625,872
Kaman Corp. Class A	3,178	37,659
L-3 Communications Holdings Inc. (2)	17,742	1,266,956
Lockheed Martin Corp.	54,509	3,151,165
Northrop Grumman Corp.	55,183	2,862,894
Raytheon Co.	69,429	2,596,645
Rockwell Collins Inc.	24,905	1,068,424
Titan Corp. (The) (1)	13,159	221,071
United Defense Industries Inc. (1)	7,422	355,736
United Technologies Corp.	78,767	7,930,262

		29,368,112

AUTO MANUFACTURERS—1.13%
Navistar International Corp. (1)	9,486	369,195
Oshkosh Truck Corp.	5,247	385,077
PACCAR Inc.	26,774	1,891,851
Wabash National Corp. (1) (2)	4,583	116,317

		2,762,440

BUILDING MATERIALS—2.58%
American Standard Companies Inc. (1)	27,835	1,114,513
Eagle Materials Inc. (2)	1,453	115,891
Eagle Materials Inc. Class B	1,319	102,420
ElkCorp	2,792	113,020
Florida Rock Industries Inc.	5,741	358,525
Lafarge North America Inc.	4,672	253,409
Martin Marietta Materials Inc. (2)	7,390	399,208
Masco Corp.	68,354	2,515,427
Texas Industries Inc.	3,331	211,652
USG Corp. (1) (2)	4,912	157,675
Vulcan Materials Co.	13,162	743,390
York International Corp. (2)	6,452	234,337

		6,319,467

CHEMICALS—0.32%
Sherwin-Williams Co. (The) (2)	18,399	794,837

		794,837

COMMERCIAL SERVICES—4.27%
Accenture Ltd. (1)	69,248	1,803,910
Alliance Data Systems Corp. (1)	6,935	301,118
Banta Corp.	3,897	168,779
Bowne & Co. Inc. (2)	5,281	78,423

ChoicePoint Inc. (1) (2)	13,604	625,784
Convergys Corp. (1)	22,014	314,580
Corporate Executive Board Co. (The)	5,982	382,250
Corrections Corp. of America (1)	4,916	201,998
Deluxe Corp.	7,781	297,779
Donnelley (R.R.) & Sons Co.	33,746	1,128,804
Forrester Research Inc. (1)	2,297	36,867
FTI Consulting Inc. (1) (2)	6,461	125,343
Hewitt Associates Inc. Class A (1)	6,551	195,875
Hudson Highland Group Inc. (1) (2)	1,560	45,536
Iron Mountain Inc. (1) (2)	16,906	476,749
Manpower Inc.	13,856	674,094
MPS Group Inc. (1) (2)	16,300	184,027
Navigant Consulting Inc. (1) (2)	7,155	171,219
NCO Group Inc. (1) (2)	4,437	101,075
Paychex Inc.	52,001	1,585,510
PHH Corp. (1)	7,835	172,370
PRG-Schultz International Inc. (1)	7,748	43,001
Quanta Services Inc. (1)	14,298	106,949
Robert Half International Inc.	26,629	807,924
Spherion Corp. (1)	9,327	72,751
TeleTech Holdings Inc. (1) (2)	6,191	65,748
United Rentals Inc. (1)	10,053	171,002
Viad Corp.	3,498	97,139

		10,436,604

COMPUTERS—0.71%
Affiliated Computer Services Inc. Class A (1)	18,811	1,019,368
BISYS Group Inc. (The) (1)	18,385	282,577
Ceridian Corp. (1)	22,784	403,277
Echelon Corp. (1)	4,798	34,258

		1,739,480

DISTRIBUTION & WHOLESALE—0.43%
Grainger (W.W.) Inc.	12,528	766,839
Hughes Supply Inc.	9,478	287,942

		1,054,781

ELECTRIC—0.18%
MDU Resources Group Inc.	16,681	446,050

		446,050

ELECTRICAL COMPONENTS & EQUIPMENT—2.60%
AMETEK Inc.	10,591	404,576
Artesyn Technologies Inc. (1) (2)	6,260	63,727
Belden CDT Inc. (2)	7,124	144,688
C&D Technologies Inc.	4,049	61,504
Emerson Electric Co.	64,942	4,366,700
General Cable Corp. (1) (2)	5,865	70,791
GrafTech International Ltd. (1)	14,753	120,089
Hubbell Inc. Class B (2)	7,682	380,413
Littelfuse Inc. (1) (2)	3,498	111,341
Molex Inc.	8,998	258,423
Molex Inc. Class A (2)	11,465	292,587
Power-One Inc. (1)	11,008	81,789

		6,356,628

ELECTRONICS—5.53%
Agilent Technologies Inc. (1)	68,552	1,515,685
Amphenol Corp. Class A (1)	13,451	529,028
Arrow Electronics Inc. (1)	17,661	416,976
Avnet Inc. (1)	18,720	335,462
AVX Corp. (2)	8,196	95,074
Benchmark Electronics Inc. (1)	6,271	200,484

Checkpoint Systems Inc. (1) (2)	5,658	88,038
Coherent Inc. (1)	4,602	138,060
CTS Corp. (2)	5,488	73,045
Dionex Corp. (1) (2)	3,280	194,143
Electro Scientific Industries Inc. (1) (2)	4,467	78,932
Flextronics International Ltd. (1) (2)	86,179	1,219,433
FLIR Systems Inc. (1) (2)	5,170	315,111
Jabil Circuit Inc. (1)	25,239	594,883
KEMET Corp. (1)	13,607	114,979
Methode Electronics Inc.	5,289	66,271
Mettler Toledo International Inc. (1)	6,698	335,972
Orbotech Ltd. (1)	5,074	106,047
Park Electrochemical Corp. (2)	2,799	54,720
Parker Hannifin Corp.	18,456	1,202,593
PerkinElmer Inc.	18,472	424,671
Photon Dynamics Inc. (1) (2)	2,691	58,099
Plexus Corp. (1)	6,839	78,785
Sanmina-SCI Corp. (1)	80,003	494,419
Solectron Corp. (1)	148,015	735,635
Symbol Technologies Inc.	36,731	672,177
Taser International Inc. (1) (2)	8,553	153,783
Technitrol Inc. (1) (2)	5,822	103,282
Tektronix Inc.	14,154	407,918
Thermo Electron Corp. (1)	25,073	750,686
Thomas & Betts Corp. (1)	9,176	268,031
Trimble Navigation Ltd. (1)	7,819	278,044
Varian Inc. (1)	5,410	216,021
Vishay Intertechnology Inc. (1) (2)	22,616	295,591
Waters Corp. (1)	18,667	916,176

		13,528,254

ENERGY - ALTERNATE SOURCES—0.03%
FuelCell Energy Inc. (1) (2)	7,024	64,059

		64,059

ENGINEERING & CONSTRUCTION—0.65%
EMCOR Group Inc. (1) (2)	2,371	101,858
Fluor Corp. (2)	12,809	685,794
Granite Construction Inc.	5,075	126,367
Insituform Technologies Inc. Class A (1) (2)	4,219	66,280
Jacobs Engineering Group Inc. (1) (2)	8,633	438,470
Shaw Group Inc. (The) (1) (2)	9,688	162,855

		1,581,624

ENVIRONMENTAL CONTROL—1.80%
Allied Waste Industries Inc. (1)	31,824	264,457
Casella Waste Systems Inc. Class A (1)	2,526	35,945
Ionics Inc. (1) (2)	2,753	120,747
Republic Services Inc.	20,574	678,325
Stericycle Inc. (1) (2)	6,919	355,844
Tetra Tech Inc. (1) (2)	8,823	130,845
Waste Connections Inc. (1) (2)	7,335	230,759
Waste Management Inc.	89,249	2,588,221

		4,405,143

FOREST PRODUCTS & PAPER—0.85%
Georgia-Pacific Corp.	35,097	1,126,614
Louisiana-Pacific Corp.	15,726	402,586
Temple-Inland Inc.	8,562	544,543

		2,073,743

HAND & MACHINE TOOLS—0.16%
Kennametal Inc.	5,579	273,036
Regal-Beloit Corp. (2)	3,626	109,288

		382,324

HEALTH CARE-PRODUCTS—0.01%
Bioveris Corp. (1)	3,931	25,945

		25,945

HOUSEHOLD PRODUCTS & WARES—0.76%
Fortune Brands Inc.	22,224	1,866,372

		1,866,372

HOUSEWARES—0.13%
Toro Co.	3,719	309,607

		309,607

INTERNET—0.53%
CheckFree Corp. (1) (2)	10,035	391,365
Monster Worldwide Inc. (1)	16,267	508,994
Stamps.com Inc.	2,680	34,545
WebMD Corp. (1) (2)	47,856	361,313

		1,296,217

LEISURE TIME—0.28%
Brunswick Corp.	14,701	678,010

		678,010

MACHINERY—4.85%
AGCO Corp. (1)	13,818	283,684
Albany International Corp. Class A	4,277	146,060
Astec Industries Inc. (1)	2,199	37,999
Caterpillar Inc.	52,760	4,700,916
Cognex Corp.	6,205	162,013
Cummins Inc. (2)	6,088	472,855
Deere & Co. (2)	38,315	2,660,210
Flowserve Corp. (1) (2)	8,616	214,969
Graco Inc.	10,618	378,532
IDEX Corp. (2)	7,556	291,284
Joy Global Inc. (2)	10,644	297,287
Kadant Inc. (1) (2)	2,040	39,372
Manitowoc Co. Inc. (The)	4,062	147,857
Nordson Corp.	4,093	154,020
Rockwell Automation Inc.	25,788	1,460,890
Stewart & Stevenson Services Inc.	4,169	85,214
Terex Corp. (1)	7,571	325,932

		11,859,094

MANUFACTURING—41.58%
Acuity Brands Inc.	6,646	182,566
AptarGroup Inc.	5,263	255,203
Brink’s Co. (The)	8,817	312,210
Carlisle Companies Inc.	4,772	300,970
CLARCOR Inc. (2)	3,876	211,126
Cooper Industries Ltd.	14,161	984,189
Crane Co.	7,986	227,601
Danaher Corp.	39,480	2,166,662
Donaldson Co. Inc. (2)	11,196	349,091
Dover Corp.	31,393	1,202,352
Eaton Corp.	23,377	1,589,402
General Electric Co.	1,625,638	58,734,301
Harsco Corp.	6,391	348,885
Honeywell International Inc.	121,020	4,354,300
Illinois Tool Works Inc.	39,966	3,476,243
Ingersoll-Rand Co. Class A	27,053	2,012,202
ITT Industries Inc.	14,246	1,215,041
Jacuzzi Brands Inc. (1)	11,908	120,271

Pall Corp.	19,197	516,975
Roper Industries Inc.	6,462	375,184
SPX Corp. (2)	11,674	489,141
Teleflex Inc.	5,653	286,890
Textron Inc.	18,069	1,300,607
3M Co.	110,629	9,332,662
Trinity Industries Inc. (2)	6,150	186,038
Tyco International Ltd.	309,269	11,176,982

		101,707,094

METAL FABRICATE & HARDWARE—0.54%
Kaydon Corp.	4,424	137,277
Mueller Industries Inc.	4,954	157,042
Precision Castparts Corp. (2)	9,985	701,946
Timken Co. (The)	12,514	322,361

		1,318,626

MINING—0.15%
Owens-Illinois Inc. (1)	15,785	358,635

		358,635

PACKAGING & CONTAINERS—1.61%
Ball Corp.	16,035	685,015
Bemis Co. Inc.	16,404	475,716
Chesapeake Corp.	2,918	70,820
Crown Holdings Inc. (1)	25,327	341,661
Packaging Corporation of America	9,611	214,421
Pactiv Corp. (1)	23,064	512,251
Sealed Air Corp. (1)	12,892	661,360
Smurfit-Stone Container Corp.	39,021	586,876
Sonoco Products Co.	15,028	390,127

		3,938,247

RETAIL—0.10%
MSC Industrial Direct Co. Inc. Class A	7,288	252,311

		252,311

SEMICONDUCTORS—0.03%
Veeco Instruments Inc. (1)	4,049	70,817

		70,817

SOFTWARE—5.19%
Acxiom Corp. (2)	13,362	308,395
Automatic Data Processing Inc.	90,893	3,952,028
Certegy Inc.	9,709	339,815
eFunds Corp. (1)	7,541	168,164
First Data Corp. (2)	132,001	5,377,721
Fiserv Inc. (1)	30,149	1,153,199
Global Payments Inc. (2)	5,798	332,167
IMS Health Inc.	35,990	841,446
NDCHealth Corp. (2)	5,678	88,350
Total System Services Inc.	5,703	134,648

		12,695,933

TELECOMMUNICATIONS—0.24%
Aeroflex Inc. (1)	11,254	108,263
Anaren Inc. (1)	2,982	35,695
Black Box Corp.	2,651	123,351
CommScope Inc. (1) (2)	8,213	123,441
Newport Corp. (1)	6,241	81,133
Powerwave Technologies Inc. (1)	14,012	110,274
Tollgrade Communications Inc. (1)	1,817	18,679

		600,836

TEXTILES—0.38%
Cintas Corp.	21,140	919,590

		919,590

TRANSPORTATION—10.31%
Alexander & Baldwin Inc.	6,286	289,156
Arkansas Best Corp.	3,409	136,940
Burlington Northern Santa Fe Corp.	57,318	2,761,581
CH Robinson Worldwide Inc. (2)	12,395	638,343
CNF Inc.	7,809	366,320
CSX Corp.	33,159	1,325,365
EGL Inc. (1)	5,341	161,458
Expeditors International Washington Inc. (2)	16,365	918,731
FedEx Corp.	46,181	4,417,213
General Maritime Corp. (1) (2)	5,438	249,604
Hunt (J.B.) Transport Services Inc.	9,838	434,053
Kansas City Southern Industries Inc. (1) (2)	9,525	166,307
Landstar System Inc. (1) (2)	9,412	327,349
Norfolk Southern Corp.	61,081	2,132,949
OMI Corp.	14,075	246,313
Overseas Shipholding Group Inc.	4,159	232,114
Ryder System Inc.	9,893	450,626
SCS Transportation Inc. (1)	2,412	56,489
Swift Transportation Co. Inc. (1)	8,269	184,399
Union Pacific Corp.	39,979	2,382,748
United Parcel Service Inc. Class B	88,677	6,622,398
USF Corp.	4,348	143,310
Werner Enterprises Inc.	8,834	188,341
Yellow Roadway Corp. (1) (2)	6,850	387,847

		25,219,954

TRUCKING & LEASING—0.08%
GATX Corp. (2)	6,618	197,084

		197,084

TOTAL COMMON STOCKS
(Cost: $230,008,944)		244,627,918

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.14%

COMMERCIAL PAPER—1.15% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$9,543	9,515
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	74,832	74,736
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	167,004	166,966
CRC Funding LLC
2.21%, 02/07/05	23,858	23,849
DEPFA Bank PLC
2.28%, 05/03/05	47,715	47,442
Edison Asset Securitization
2.26%, 05/04/05	119,288	118,600
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	190,862	190,717
Ford Credit Auto Receivables
2.28%, 04/27/05	71,573	71,188
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	119,288	119,003

Fortis Funding LLC
2.35%, 05/09/05	133,603	132,757
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	620,300	619,716
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	100,701	100,674
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	119,288	119,123
Jupiter Securitization Corp.
2.30%, 02/01/05	47,715	47,715
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	76,345	76,303
Moat Funding LLC
2.50%, 03/23/05	19,086	19,020
Mortgage Interest Networking Trust
2.24%, 02/01/05	62,030	62,030
Nationwide Building Society
2.21%, 02/10/05	95,431	95,378
New Center Asset Trust
2.25%, 02/02/05	89,705	89,699
Nordea North America Inc.
2.74%, 07/11/05	47,715	47,134
Park Granada LLC
2.55%, 03/21/05	19,086	19,021
Preferred Receivables Funding Corp.
2.30%, 02/02/05	47,715	47,712
Santander Central Hispano
2.75%, 07/08/05	119,288	117,860
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	214,746	214,143
Solitaire Funding Ltd.
2.28%, 02/02/05	60,833	60,829
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	93,963	93,826
Windmill Funding Corp.
2.55%, 03/08/05	33,401	33,318

		2,818,274

FLOATING RATE NOTES—2.81% (3)

American Express Centurion Bank
2.48%, 01/24/06	143,146	143,146
American Express Credit Corp.
2.56%, 10/26/05	190,862	190,932
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	62,030	62,012
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	357,865	357,900
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	324,465	324,394
Cancara Asset Securitisation LLC
2.44%, 02/15/05	168,913	168,913
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	190,862	190,843
Commodore CDO Ltd.
2.55%, 12/12/05	23,858	23,858
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	286,292	286,242
DEPFA Bank PLC
2.47%, 12/15/05	95,431	95,431
Dorada Finance Inc.
2.66%, 07/29/05 (4)	79,208	79,196
Fairway Finance LLC
2.40%, 03/14/05	95,431	95,431

Fifth Third Bancorp
2.48%, 02/23/06 (4)	190,862	190,862
Five Finance Inc.
2.53%, 04/29/05 (4)	76,345	76,343
General Electric Capital Corp.
2.52%, 02/09/06	42,944	43,008
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	46,991	46,991
Hartford Life Global Funding Trust
2.53%, 02/15/06	95,431	95,431
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	286,292	286,293
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	334,008	333,990
Leafs LLC
2.50%, 01/20/06	71,573	71,573
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	391,266	391,377
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	238,577	238,557
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	353,094	353,176
Norddeutsche Landesbank
2.63%, 07/27/05	95,431	95,415
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	286,292	286,293
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	257,663	257,663
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	52,487	52,476
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	486,697	486,726
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	347,082	347,066
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	286,292	286,292
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	334,008	333,975
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	522,006	521,963
Winston Funding Ltd.
2.75%, 04/25/05 (4)	68,138	68,138

		6,881,906

MEDIUM-TERM NOTES—0.07% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	157,461	157,463
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	23,858	23,858

		181,321

MONEY MARKET FUNDS—1.00% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	381,723	381,723
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,052,155	1,052,155
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	954,308	954,308
BlackRock Temp Cash Money Market Fund	17,797	17,797
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	36,008	36,008

		2,441,991

REPURCHASE AGREEMENTS—1.17% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$954,308	954,308
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	954,308	954,308
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	954,308	954,308

		2,862,924

TIME DEPOSITS—0.83% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	162,232	162,230
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	143,146	143,147
BNP Paribas (New York)
2.78%, 07/11/05	95,431	95,431
First Tennessee Bank
2.31%, 02/03/05	95,431	95,431
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	156,506	156,506
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	95,431	95,431
National City Bank (Ohio)
2.50%, 02/01/05	127,827	127,827
Norddeutsche Landesbank
2.11%, 06/07/05	95,431	95,424
Royal Bank of Scotland
2.54%, 03/22/05	23,858	23,858
Societe Generale
2.51%, 02/01/05	95,431	95,431
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	419,895	419,874
UBS Finance (Connecticut)
2.67%, 11/09/05	38,172	38,169
Washington Mutual Bank
2.27-2.35%, 02/02/05	238,577	238,576
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	238,577	238,577

		2,025,912

U.S. GOVERNMENT AGENCY NOTES—0.11% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	114,377	114,095
Federal National Mortgage Association
2.33%, 07/22/05	143,146	141,565

		255,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,467,988)		17,467,988

TOTAL INVESTMENTS IN SECURITIES—107.16%
(Cost: $247,476,932) (7)		262,095,906
Other Assets, Less Liabilities—(7.16%)		(17,512,257)

NET ASSETS—100.00%		$244,583,649

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $250,211,441. Net unrealized appreciation aggregated $11,884,465, of which $20,488,181 represented gross unrealized appreciation on securities and $8,603,716 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.97%

DIVERSIFIED FINANCIAL SERVICES—1.21%
Friedman, Billings, Ramsey Group Inc. Class A (1)	759,511	$14,947,176

		14,947,176

REAL ESTATE—2.63%
LNR Property Corp. (1)	106,429	6,705,027
St. Joe Co. (The) (1)	374,557	25,769,522

		32,474,549

REAL ESTATE INVESTMENT TRUSTS—96.13%
Alexandria Real Estate Equities Inc.	103,121	6,863,734
AMB Property Corp.	439,455	16,360,910
American Financial Realty Trust (1)	586,371	8,824,884
Annaly Mortgage Management Inc. (1)	640,532	12,554,427

Apartment Investment & Management Co. Class A	503,131	18,062,403
Archstone-Smith Trust	1,040,336	35,683,525
Arden Realty Group Inc.	348,589	11,754,421
AvalonBay Communities Inc. (1)	382,541	25,599,644
Boston Properties Inc. (1)	575,461	33,250,137
Brandywine Realty Trust (1)	284,717	7,886,661
BRE Properties Inc. Class A (1)	266,358	9,793,984
Camden Property Trust (1)	212,136	9,611,882
Capital Automotive (1)	230,799	7,540,203
CarrAmerica Realty Corp. (1)	288,884	8,767,629
Catellus Development Corp.	467,206	12,530,465
CBL & Associates Properties Inc. (1)	155,442	10,691,301
CenterPoint Properties Trust (1)	256,832	10,902,518
Colonial Properties Trust (1)	144,705	5,252,792
Cousins Properties Inc.	208,132	6,304,318
Crescent Real Estate Equities Co. (1)	528,372	8,755,124
CRT Properties Inc. (1)	166,268	3,817,513
Developers Diversified Realty Corp. (1)	543,690	21,611,678
Duke Realty Corp.	756,024	23,512,346
Equity Inns Inc.	266,369	2,903,422
Equity Lifestyle Properties Inc. (1)	112,008	3,839,634
Equity Office Properties Trust	2,142,288	59,941,218
Equity Residential	1,489,641	46,983,277
Essex Property Trust Inc.	111,363	8,012,568
Federal Realty Investment Trust	275,547	13,000,307
FelCor Lodging Trust Inc. (1) (2)	247,829	3,459,693
First Industrial Realty Trust Inc. (1)	219,137	8,572,639
Gables Residential Trust (1)	155,875	5,215,578
General Growth Properties Inc.	1,162,774	36,941,330
Glenborough Realty Trust Inc. (1)	191,403	3,686,422
Health Care Property Investors Inc.	705,432	18,313,015
Health Care REIT Inc. (1)	274,475	9,194,913
Healthcare Realty Trust Inc. (1)	250,215	9,125,341
Highwoods Properties Inc. (1)	285,125	6,985,563
Home Properties Inc.	176,958	7,149,103
Hospitality Properties Trust	332,216	14,169,012
Host Marriott Corp. (1)	1,704,078	27,265,248

HRPT Properties Trust	943,343	11,235,215
Impac Mortgage Holdings Inc. (1)	395,629	9,036,166
iStar Financial Inc. (1)	591,039	24,734,982
Kilroy Realty Corp. (1)	151,085	5,904,402
Kimco Realty Corp.	502,693	26,632,675
Liberty Property Trust	450,148	17,578,279
Macerich Co. (The)	314,371	17,985,165
Mack-Cali Realty Corp.	322,144	13,523,605
Meristar Hospitality Corp. (2)	462,573	3,571,064
Mills Corp. (1)	285,382	15,961,415
Nationwide Health Properties Inc.	353,438	7,666,070
New Century Financial Corp.	253,105	15,158,458
New Plan Excel Realty Trust Inc. (1)	544,106	13,749,559
Novastar Financial Inc. (1)	143,186	6,596,579
Pan Pacific Retail Properties Inc.	215,227	12,459,491
Pennsylvania Real Estate Investment Trust (1)	178,807	7,155,856
Plum Creek Timber Co. Inc.	974,660	34,814,855
Post Properties Inc. (1)	211,429	6,698,071
Prentiss Properties Trust (1)	207,108	7,420,680
ProLogis	966,619	36,866,849
Public Storage Inc.	467,131	24,529,049
Rayonier Inc. (1)	264,191	11,756,500
Realty Income Corp. (1)	421,117	9,816,237
Reckson Associates Realty Corp.	428,535	13,147,454
Redwood Trust Inc. (1)	122,278	6,928,271
Regency Centers Corp. (1)	323,906	16,000,956
Shurgard Storage Centers Inc. Class A	244,593	10,003,854
Simon Property Group Inc.	1,175,285	69,694,401
SL Green Realty Corp.	206,225	10,977,357
Taubman Centers Inc.	248,783	6,719,629
Thornburg Mortgage Inc. (1)	441,831	12,304,993
Trizec Properties Inc.	484,610	8,582,443
United Dominion Realty Trust Inc.	705,215	15,669,877
Ventas Inc.	447,785	11,463,296
Vornado Realty Trust	626,072	43,286,618
Washington Real Estate Investment Trust (1)	221,987	6,721,766
Weingarten Realty Investors (1)	422,711	15,111,918

		1,188,154,837

TOTAL COMMON STOCKS
(Cost: $1,297,000,493)		1,235,576,562

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.59%

COMMERCIAL PAPER—1.71% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$71,756	71,541
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	562,673	561,949
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	1,255,726	1,255,437
CRC Funding LLC
2.21%, 02/07/05	179,389	179,323
DEPFA Bank PLC
2.28%, 05/03/05	358,779	356,715
Edison Asset Securitization
2.26%, 05/04/05	896,947	891,766
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	1,435,115	1,434,027

Ford Credit Auto Receivables
2.28%, 04/27/05	538,168	535,271
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	896,947	894,803
Fortis Funding LLC
2.35%, 05/09/05	1,004,580	998,219
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	4,664,123	4,659,729
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	757,188	756,983
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	896,947	895,706
Jupiter Securitization Corp.
2.30%, 02/01/05	358,779	358,779
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	574,046	573,735
Moat Funding LLC
2.50%, 03/23/05	143,511	143,013
Mortgage Interest Networking Trust
2.24%, 02/01/05	466,412	466,412
Nationwide Building Society
2.21%, 02/10/05	717,557	717,161
New Center Asset Trust
2.25%, 02/02/05	674,504	674,462
Nordea North America Inc.
2.74%, 07/11/05	358,779	354,410
Park Granada LLC
2.55%, 03/21/05	143,511	143,024
Preferred Receivables Funding Corp.
2.30%, 02/02/05	358,779	358,756
Santander Central Hispano
2.75%, 07/08/05	896,947	886,209
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	1,614,705	1,610,169
Solitaire Funding Ltd.
2.28%, 02/02/05	457,414	457,385
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	706,521	705,498
Windmill Funding Corp.
2.55%, 03/08/05	251,145	250,522

		21,191,004

FLOATING RATE NOTES—4.19% (3)

American Express Centurion Bank
2.48%, 01/24/06	1,076,336	1,076,336
American Express Credit Corp.
2.56%, 10/26/05	1,435,115	1,435,642
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	466,412	466,279
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	2,690,840	2,691,091
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	2,439,695	2,439,160
Cancara Asset Securitisation LLC
2.44%, 02/15/05	1,270,077	1,270,077
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	1,435,115	1,434,973
Commodore CDO Ltd.
2.55%, 12/12/05	179,389	179,389
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	2,152,672	2,152,288
DEPFA Bank PLC
2.47%, 12/15/05	717,557	717,557

Dorada Finance Inc.
2.66%, 07/29/05 (4)	595,573	595,486
Fairway Finance LLC
2.40%, 03/14/05	717,557	717,557
Fifth Third Bancorp
2.48%, 02/23/06 (4)	1,435,115	1,435,115
Five Finance Inc.
2.53%, 04/29/05 (4)	574,046	574,032
General Electric Capital Corp.
2.52%, 02/09/06	322,901	323,383
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	353,334	353,334
Hartford Life Global Funding Trust
2.53%, 02/15/06	717,557	717,557
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	2,152,672	2,152,671
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	2,511,451	2,511,315
Leafs LLC
2.50%, 01/20/06	538,168	538,168
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	2,941,985	2,942,820
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	1,793,894	1,793,739
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	2,654,963	2,655,572
Norddeutsche Landesbank
2.63%, 07/27/05	717,557	717,436
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	2,152,672	2,152,672
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	1,937,405	1,937,405
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	394,657	394,572
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	3,659,543	3,659,751
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	2,609,756	2,609,643
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	2,152,672	2,152,672
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	2,511,451	2,511,208
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	3,925,039	3,924,705
Winston Funding Ltd.
2.75%, 04/25/05 (4)	512,336	512,336

		51,745,941

MEDIUM-TERM NOTES—0.11% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	1,183,970	1,183,983
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	179,389	179,389

		1,363,372

MONEY MARKET FUNDS—1.45% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	2,870,230	2,870,230
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	7,532,356	7,532,356
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	7,175,574	7,175,574
BlackRock Temp Cash Money Market Fund	133,819	133,819
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	270,753	270,753

		17,982,732

REPURCHASE AGREEMENTS—1.74% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$7,175,574	7,175,574
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	7,175,574	7,175,574
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	7,175,574	7,175,574

		21,526,722

TIME DEPOSITS—1.23% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	1,219,848	1,219,833
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	1,076,336	1,076,340
BNP Paribas (New York)
2.78%, 07/11/05	717,557	717,557
First Tennessee Bank
2.31%, 02/03/05	717,557	717,557
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	1,176,794	1,176,786
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	717,557	717,558
National City Bank (Ohio)
2.50%, 02/01/05	961,148	961,148
Norddeutsche Landesbank
2.11%, 06/07/05	717,557	717,508
Royal Bank of Scotland
2.54%, 03/22/05	179,389	179,389
Societe Generale
2.51%, 02/01/05	717,557	717,557
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	3,157,253	3,157,086
UBS Finance (Connecticut)
2.67%, 11/09/05	287,023	287,001
Washington Mutual Bank
2.27-2.35%, 02/02/05	1,793,894	1,793,894
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	1,793,894	1,793,893

		15,233,107

U.S. GOVERNMENT AGENCY NOTES—0.16% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	860,014	857,900
Federal National Mortgage Association
2.33%, 07/22/05	1,076,336	1,064,449

		1,922,349

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,965,227)		130,965,227

TOTAL INVESTMENTS IN SECURITIES—110.56%
(Cost: $1,427,965,720) (7)		1,366,541,789
Other Assets, Less Liabilities—(10.56%)		(130,554,350)

NET ASSETS—100.00%		$1,235,987,439

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $1,428,147,893. Net unrealized depreciation aggregated $61,606,104, of which $1,886,704 represented gross unrealized appreciation on securities and $63,492,808 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—100.05%

CHEMICALS—0.04%
Cabot Microelectronics Corp. (1) (2)	6,110	$185,927

		185,927

COMMERCIAL SERVICES—0.08%
BearingPoint Inc. (1) (2)	41,863	330,299

		330,299

COMPUTERS—28.35%
Advanced Digital Information Corp. (1) (2)	15,650	163,699
Agilysys Inc.	7,818	131,811
Apple Computer Inc. (1)	94,592	7,274,125
Brocade Communications Systems Inc. (1)	64,709	401,196
CACI International Inc. Class A (1)	7,269	379,078
Cadence Design Systems Inc. (1) (2)	68,121	908,053
CIBER Inc. (1) (2)	13,981	117,720
Cognizant Technology Solutions Corp. (1)	33,120	1,255,248
Computer Sciences Corp. (1)	46,702	2,406,087
Dell Inc. (1)	553,076	23,096,454
Diebold Inc.	17,865	961,852
DST Systems Inc. (1)	16,700	809,616
Electronic Data Systems Corp.	126,722	2,714,385
Electronics For Imaging Inc. (1) (2)	13,207	224,519
EMC Corp. (1)	601,969	7,885,794
Gateway Inc. (1)	57,155	270,343
Henry (Jack) & Associates Inc.	18,829	391,455
Hewlett-Packard Co.	681,175	13,344,218
Hutchinson Technology Inc. (1) (2)	6,543	230,968
Imation Corp. (2)	8,857	305,478
InFocus Corp. (1) (2)	9,599	70,553
Intergraph Corp. (1) (2)	9,026	268,162
International Business Machines Corp.	428,004	39,984,134
Iomega Corp. (1) (2)	13,083	68,555
Kronos Inc. (1) (2)	7,634	410,480
Lexmark International Inc. (1)	32,246	2,687,704
Maxtor Corp. (1)	61,478	290,791
McDATA Corp. Class A (1) (2)	20,539	86,264
McDATA Corp. Class B (1)	6,150	24,046
Mentor Graphics Corp. (1) (2)	18,703	260,533
Mercury Computer Systems Inc. (1) (2)	5,182	160,487
MICROS Systems Inc. (1)	4,558	318,604
M-Systems Flash Disk Pioneers Ltd. (1) (2)	8,204	164,982
National Instruments Corp. (2)	12,955	354,190
NCR Corp. (1)	46,920	1,603,726
Network Appliance Inc. (1)	89,089	2,836,594
PalmOne Inc. (1) (2)	10,329	267,263
Perot Systems Corp. Class A (1) (2)	18,925	279,144
Quantum Corp. (1) (2)	45,804	136,038
RadiSys Corp. (1) (2)	4,843	84,510
Reynolds & Reynolds Co. (The) Class A	16,129	439,838
SanDisk Corp. (1) (2)	40,355	996,768
Seagate Technology	52,492	888,165

Silicon Graphics Inc. (1) (2)	61,449	81,113
Silicon Storage Technology Inc. (1)	20,760	95,288
Storage Technology Corp. (1)	27,840	876,682
Sun Microsystems Inc. (1)	827,909	3,609,683
SunGard Data Systems Inc. (1)	71,815	1,931,105
Synopsys Inc. (1)	38,888	661,096
Unisys Corp. (1)	82,697	649,171
Western Digital Corp. (1)	51,179	551,198

		124,408,966

DISTRIBUTION & WHOLESALE—0.35%
Ingram Micro Inc. Class A (1)	31,272	577,907
Tech Data Corp. (1)	14,469	608,132
United Stationers Inc. (1) (2)	8,249	358,089

		1,544,128

ELECTRICAL COMPONENTS & EQUIPMENT—0.23%
American Power Conversion Corp.	46,774	994,883

		994,883

ELECTRONICS—0.06%
Cymer Inc. (1) (2)	9,218	244,461

		244,461

ENGINEERING & CONSTRUCTION—0.07%
Dycom Industries Inc. (1) (2)	11,971	325,252

		325,252

ENTERTAINMENT—0.07%
Macrovision Corp. (1) (2)	12,202	284,673

		284,673

INTERNET—5.76%
Agile Software Corp. (1) (2)	12,221	89,336
Akamai Technologies Inc. (1) (2)	29,191	382,402
Ariba Inc. (1)	15,331	212,794
Ask Jeeves Inc. (1)	14,050	398,458
Avocent Corp. (1)	12,169	444,290
Check Point Software Technologies Ltd. (1)	44,842	1,088,764
Digital River Inc. (1) (2)	8,036	314,288
E.piphany Inc. (1)	18,758	80,472
EarthLink Inc. (1)	35,825	359,325
Entrust Inc. (1) (2)	13,888	48,886
F5 Networks Inc. (1) (2)	8,054	386,109
Google Inc. Class A (1)	9,066	1,773,582
InfoSpace Inc. (1) (2)	7,169	338,448
Internet Security Systems Inc. (1) (2)	10,687	238,854
Interwoven Inc. (1)	9,036	82,318
Keynote Systems Inc. (1)	4,180	52,125
Macromedia Inc. (1) (2)	17,234	590,092
MatrixOne Inc. (1)	12,659	68,612
McAfee Inc. (1)	38,921	1,006,108
Openwave Systems Inc. (1) (2)	15,857	215,972
PC-Tel Inc. (1)	5,153	39,678
RealNetworks Inc. (1) (2)	27,635	167,744
RSA Security Inc. (1) (2)	15,715	276,741
S1 Corp. (1) (2)	16,848	139,249
SonicWALL Inc. (1)	18,099	116,920
Symantec Corp. (1)	156,898	3,663,568
TIBCO Software Inc. (1)	42,881	471,262
United Online Inc. (1)	15,348	165,451
VeriSign Inc. (1) (2)	63,612	1,643,734
Verity Inc. (1)	9,387	113,301
Vignette Corp. (1)	72,744	95,295

WatchGuard Technologies Inc. (1)	8,333	33,832
webMethods Inc. (1)	13,120	75,440
Yahoo! Inc. (1)	286,995	10,105,094

		25,278,544

MACHINERY—0.28%
Presstek Inc. (1) (2)	7,008	58,377
Unova Inc. (1) (2)	11,769	271,393
Zebra Technologies Corp. Class A (1)	17,879	910,577

		1,240,347

OFFICE & BUSINESS EQUIPMENT—1.55%
IKON Office Solutions Inc. (2)	30,878	331,938
Imagistics International Inc. (1) (2)	4,076	139,603
Pitney Bowes Inc.	57,545	2,574,563
Xerox Corp. (1)	237,373	3,769,483

		6,815,587

PHARMACEUTICALS—0.01%
Accelrys Inc. (1) (2)	5,951	33,742

		33,742

RETAIL—0.05%
Insight Enterprises Inc. (1) (2)	11,970	231,619

		231,619

SEMICONDUCTORS—21.68%
Actel Corp. (1)	6,322	106,905
Advanced Micro Devices Inc. (1)	88,382	1,396,436
Agere Systems Inc. Class A (1)	197,690	284,674
Agere Systems Inc. Class B (1)	226,918	326,762
Altera Corp. (1)	92,573	1,777,402
Amkor Technology Inc. (1)	22,616	100,189
Analog Devices Inc.	93,049	3,339,529
Applied Materials Inc. (1) (2)	421,735	6,705,586
Applied Micro Circuits Corp. (1)	76,696	253,864
Asyst Technologies Inc. (1)	11,629	51,168
Atmel Corp. (1) (2)	109,048	333,687
ATMI Inc. (1) (2)	7,934	180,340
Axcelis Technologies Inc. (1) (2)	24,589	183,680
Broadcom Corp. Class A (1) (2)	65,230	2,076,271
Brooks Automation Inc. (1) (2)	10,954	167,487
Cirrus Logic Inc. (1) (2)	18,799	86,287
Cohu Inc. (2)	4,933	83,220
Conexant Systems Inc. (1)	115,904	190,083
Credence Systems Corp. (1) (2)	23,731	189,848
Cree Inc. (1) (2)	18,274	439,124
Cypress Semiconductor Corp. (1) (2)	30,941	352,727
DSP Group Inc. (1)	7,137	177,069
DuPont Photomasks Inc. (1) (2)	3,630	96,449
Emulex Corp. (1)	20,421	334,292
ESS Technology Inc. (1) (2)	8,490	51,364
Exar Corp. (1)	10,163	146,042

Fairchild Semiconductor International Inc. Class A (1)	29,499	420,951
Freescale Semiconductor Inc. Class A (1) (2)	32,407	554,160
Freescale Semiconductor Inc. Class B (1)	64,484	1,126,535
Helix Technology Corp. (2)	6,576	96,470
Integrated Circuit Systems Inc. (1)	18,025	342,475
Integrated Device Technology Inc. (1)	26,451	310,535
Intel Corp.	1,595,901	35,827,977
International Rectifier Corp. (1)	16,602	649,968
Intersil Corp. Class A	34,898	517,537
KLA-Tencor Corp. (1)	48,945	2,263,706
Kopin Corp. (1) (2)	17,861	66,264

Kulicke & Soffa Industries Inc. (1) (2)	12,687	84,622
Lam Research Corp. (1)	33,399	893,757
Lattice Semiconductor Corp. (1) (2)	26,861	120,606
Linear Technology Corp.	77,033	2,907,225
LSI Logic Corp. (1)	95,111	581,128
LTX Corp. (1)	14,781	85,878
Marvell Technology Group Ltd. (1)	47,419	1,586,166
Maxim Integrated Products Inc. (2)	81,168	3,166,364
Micrel Inc. (1) (2)	16,673	144,055
Microchip Technology Inc.	51,280	1,335,844
Micron Technology Inc. (1)	152,510	1,587,629
Mindspeed Technologies Inc. (1) (2)	25,152	58,478
Mykrolis Corp. (1)	10,388	137,018
National Semiconductor Corp.	89,353	1,512,746
Novellus Systems Inc.	35,580	930,417
NVIDIA Corp. (1)	38,975	893,307
OmniVision Technologies Inc. (1) (2)	14,144	229,557
Photronics Inc. (1) (2)	7,353	110,295
PMC-Sierra Inc. (1) (2)	44,036	452,690
Power Integrations Inc. (1) (2)	7,832	143,326
QLogic Corp. (1)	23,622	904,250
Rambus Inc. (1)	23,732	428,125
Semtech Corp. (1)	18,364	337,530
Silicon Image Inc. (1) (2)	18,630	221,883
Silicon Laboratories Inc. (1) (2)	9,815	334,692
Siliconix Inc. (1)	1,539	46,586
Skyworks Solutions Inc. (1)	38,426	291,653
Teradyne Inc. (1)	48,390	678,912
Texas Instruments Inc.	430,597	9,994,156
Transmeta Corp. (1) (2)	44,619	49,081
TriQuint Semiconductor Inc. (1) (2)	33,410	112,926
Ultratech Inc. (1) (2)	5,364	79,441

Varian Semiconductor Equipment Associates Inc. (1)	8,985	308,006
Vitesse Semiconductor Corp. (1) (2)	54,105	156,905
Xilinx Inc. (2)	86,413	2,522,395
Zoran Corp. (1) (2)	10,626	108,279

		95,142,991

SOFTWARE—23.01%
Actuate Corp. (1) (2)	14,408	36,452
Adobe Systems Inc.	59,404	3,380,088
Advent Software Inc. (1) (2)	6,590	126,858
Ascential Software Corp. (1) (2)	14,756	211,158
Autodesk Inc.	56,176	1,649,889
BEA Systems Inc. (1)	96,186	819,505
BMC Software Inc. (1)	55,584	935,479
Borland Software Corp. (1)	19,833	170,167
Cerner Corp. (1) (2)	6,977	347,106
Citrix Systems Inc. (1)	42,146	904,032
Computer Associates International Inc. (2)	116,602	3,170,408
Compuware Corp. (1)	86,123	594,249
CSG Systems International Inc. (1)	12,018	217,766
Dendrite International Inc. (1) (2)	9,420	170,408
Fair Isaac Corp. (2)	17,583	607,493
FileNET Corp. (1) (2)	9,728	217,421
Hyperion Solutions Corp. (1) (2)	9,635	462,865
IDX Systems Corp. (1)	5,409	167,787
Informatica Corp. (1) (2)	21,910	169,583
Inter-Tel Inc. (2)	4,966	131,549
Intuit Inc. (1)	43,749	1,706,211
JDA Software Group Inc. (1)	7,246	87,097
Keane Inc. (1) (2)	13,488	176,288
Manugistics Group Inc. (1) (2)	16,074	34,398
Mercury Interactive Corp. (1)	23,209	1,015,858

Micromuse Inc. (1)	19,450	99,973
Microsoft Corp.	2,405,516	63,216,960
MRO Software Inc. (1)	4,986	63,871
NetIQ Corp. (1)	13,861	163,005
Novell Inc. (1)	93,736	540,857
Oracle Corp. (1)	981,798	13,519,358
Packeteer Inc. (1)	8,086	117,894
Parametric Technology Corp. (1)	66,239	377,562
Quest Software Inc. (1) (2)	12,677	180,013
Red Hat Inc. (1) (2)	42,972	466,246
Retek Inc. (1)	13,450	84,466
SERENA Software Inc. (1) (2)	7,339	157,789
Siebel Systems Inc. (1) (2)	112,840	982,836
Sybase Inc. (1)	23,715	461,731
Veritas Software Corp. (1)	107,756	2,771,484
Wind River Systems Inc. (1) (2)	19,221	241,224

		100,955,384

TELECOMMUNICATIONS—18.46%
Adaptec Inc. (1) (2)	27,108	162,648
ADC Telecommunications Inc. (1) (2)	201,808	518,647
ADTRAN Inc.	10,749	192,515
Amdocs Ltd. (1)	46,494	1,383,197
American Tower Corp. Class A (1) (2)	55,921	1,013,289
Andrew Corp. (1) (2)	36,903	481,953
Arris Group Inc. (1) (2)	20,658	127,873
Aspect Communications Corp. (1)	10,694	119,345
Audiovox Corp. Class A (1) (2)	4,646	76,194
Avaya Inc. (1)	103,642	1,487,263
C-COR Inc. (1) (2)	10,492	83,621
CIENA Corp. (1)	141,869	361,766
Cisco Systems Inc. (1)	1,682,088	30,344,868
Computer Network Technology Corp. (1)	6,653	35,527
Comverse Technology Inc. (1)	45,596	1,019,071
Corning Inc. (1)	346,907	3,795,163
Crown Castle International Corp. (1)	56,165	921,106
Extreme Networks Inc. (1)	27,053	173,139
Finisar Corp. (1) (2)	44,423	77,740
Foundry Networks Inc. (1)	29,591	304,195
Harmonic Inc. (1)	18,135	206,739
Harris Corp.	16,583	1,074,081
InterDigital Communications Corp. (1)	13,452	240,253
JDS Uniphase Corp. (1) (2)	343,342	734,752
Juniper Networks Inc. (1) (2)	122,927	3,089,156
Lucent Technologies Inc. (1) (2)	1,072,740	3,497,132
Motorola Inc.	583,102	9,178,025
MRV Communications Inc. (1) (2)	25,546	92,477
Plantronics Inc. (2)	11,846	440,790
Polycom Inc. (1)	24,798	428,509
QUALCOMM Inc.	404,925	15,079,407
REMEC Inc. (1)	15,580	110,618
RF Micro Devices Inc. (1) (2)	46,334	253,447
Scientific-Atlanta Inc.	37,994	1,151,598
SpectraSite Inc. (1) (2)	11,362	665,813
Stratex Networks Inc. (1)	20,669	47,125
Sycamore Networks Inc. (1) (2)	46,501	160,893
Tekelec (1) (2)	15,519	283,222
Tellabs Inc. (1) (2)	105,561	751,594
3Com Corp. (1)	97,197	356,713
UTStarcom Inc. (1) (2)	24,827	407,908
Wireless Facilities Inc. (1)	11,882	101,235

		81,030,607
TOTAL COMMON STOCKS
(Cost: $463,567,172)		439,047,410

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.09%

COMMERCIAL PAPER—1.14% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$16,970	16,920
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	133,073	132,902
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	296,982	296,914
CRC Funding LLC
2.21%, 02/07/05	42,426	42,410
DEPFA Bank PLC
2.28%, 05/03/05	84,852	84,364
Edison Asset Securitization
2.26%, 05/04/05	212,130	210,905
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	339,408	339,150
Ford Credit Auto Receivables
2.28%, 04/27/05	127,278	126,593
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	212,130	211,623
Fortis Funding LLC
2.35%, 05/09/05	237,585	236,081
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	1,103,075	1,102,036
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	179,077	179,027
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	212,130	211,837
Jupiter Securitization Corp.
2.30%, 02/01/05	84,852	84,852
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	135,763	135,689
Moat Funding LLC
2.50%, 03/23/05	33,941	33,823
Mortgage Interest Networking Trust
2.24%, 02/01/05	110,308	110,308
Nationwide Building Society
2.21%, 02/10/05	169,704	169,610
New Center Asset Trust
2.25%, 02/02/05	159,522	159,512
Nordea North America Inc.
2.74%, 07/11/05	84,852	83,819
Park Granada LLC
2.55%, 03/21/05	33,941	33,825
Preferred Receivables Funding Corp.
2.30%, 02/02/05	84,852	84,847
Santander Central Hispano
2.75%, 07/08/05	212,130	209,590
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	381,881	380,809
Solitaire Funding Ltd.
2.28%, 02/02/05	108,179	108,173
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	167,094	166,852
Windmill Funding Corp.
2.55%, 03/08/05	59,396	59,249

		5,011,720

FLOATING RATE NOTES—2.79% (3)

American Express Centurion Bank
2.48%, 01/24/06	254,556	254,556
American Express Credit Corp.
2.56%, 10/26/05	339,408	339,533
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	110,308	110,276
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	636,390	636,448
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	576,993	576,867
Cancara Asset Securitisation LLC
2.44%, 02/15/05	300,376	300,376
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	339,408	339,375
Commodore CDO Ltd.
2.55%, 12/12/05	42,426	42,426
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	509,112	509,020
DEPFA Bank PLC
2.47%, 12/15/05	169,704	169,704
Dorada Finance Inc.
2.66%, 07/29/05 (4)	140,854	140,834
Fairway Finance LLC
2.40%, 03/14/05	169,704	169,704
Fifth Third Bancorp
2.48%, 02/23/06 (4)	339,408	339,408
Five Finance Inc.
2.53%, 04/29/05 (4)	135,763	135,760
General Electric Capital Corp.
2.52%, 02/09/06	76,367	76,481
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	83,564	83,564
Hartford Life Global Funding Trust
2.53%, 02/15/06	169,704	169,704
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	509,112	509,112
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	593,964	593,932
Leafs LLC
2.50%, 01/20/06	127,278	127,278
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	695,786	695,983
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	424,260	424,223
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	627,904	628,049
Norddeutsche Landesbank
2.63%, 07/27/05	169,704	169,676
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	509,112	509,112
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	458,201	458,201
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	93,337	93,317
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	865,490	865,540
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	617,213	617,186
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	509,112	509,112

WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	593,964	593,907
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	928,280	928,201
Winston Funding Ltd.
2.75%, 04/25/05 (4)	121,169	121,169

		12,238,034

MEDIUM-TERM NOTES—0.07% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	280,011	280,015
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	42,426	42,426

		322,441

MONEY MARKET FUNDS—1.00% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	678,816	678,816
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,924,718	1,924,718
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	1,697,039	1,697,039
BlackRock Temp Cash Money Market Fund	31,648	31,648
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	64,034	64,034

		4,396,255

REPURCHASE AGREEMENTS—1.16% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$1,697,039	1,697,039
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	1,697,039	1,697,039
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	1,697,039	1,697,039

		5,091,117

TIME DEPOSITS—0.82% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	288,497	288,494
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	254,556	254,557
BNP Paribas (New York)
2.78%, 07/11/05	169,704	169,704
First Tennessee Bank
2.31%, 02/03/05	169,704	169,704
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	278,314	278,313
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	169,704	169,704
National City Bank (Ohio)
2.50%, 02/01/05	227,314	227,314
Norddeutsche Landesbank
2.11%, 06/07/05	169,704	169,692
Royal Bank of Scotland
2.54%, 03/22/05	42,426	42,426
Societe Generale
2.51%, 02/01/05	169,704	169,704
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	746,697	746,659
UBS Finance (Connecticut)
2.67%, 11/09/05	67,882	67,877

Washington Mutual Bank
2.27-2.35%, 02/02/05	424,260	424,260
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	424,260	424,260

		3,602,668

U.S. GOVERNMENT AGENCY NOTES—0.11% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	203,395	202,895
Federal National Mortgage Association
2.33%, 07/22/05	254,556	251,745

		454,640

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,116,875)		31,116,875

TOTAL INVESTMENTS IN SECURITIES—107.14%
(Cost: $494,684,047) (7)		470,164,285
Other Assets, Less Liabilities—(7.14%)		(31,321,022)

NET ASSETS—100.00%		$438,843,263

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $524,784,641. Net unrealized depreciation aggregated $54,620,356, of which $28,866,891 represented gross unrealized appreciation on securities and $83,487,247 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%

HOLDING COMPANIES - DIVERSIFIED—1.24%
Leucadia National Corp.	120,208	$4,352,732

		4,352,732

TELECOMMUNICATIONS—98.63%
Alltel Corp.	295,752	16,278,190
AT&T Corp.	881,990	16,925,388
BCE Inc. (1)	638,677	15,226,060
BellSouth Corp.	858,208	22,519,378
CenturyTel Inc.	397,636	12,962,934
Cincinnati Bell Inc. (1) (2)	633,822	2,693,743
Citizens Communications Co.	613,138	8,271,232
IDT Corp. (2)	57,278	815,066
IDT Corp. Class B (1) (2)	205,820	3,013,205
Level 3 Communications Inc. (1) (2)	383,022	1,049,480
MCI Inc. (1)	371,832	7,172,639
Nextel Communications Inc. Class A (2)	609,133	17,476,026
Nextel Partners Inc. Class A (1) (2)	156,507	3,112,924
NII Holdings Inc. Class B (1) (2)	92,996	5,003,185
NTL Inc. (2)	43,636	2,968,557
Qwest Communications International Inc. (1) (2)	1,647,995	6,921,579
SBC Communications Inc.	2,677,938	63,627,807
Sprint Corp. (FON Group)	748,542	17,837,756
Telephone & Data Systems Inc.	189,017	15,559,879
United States Cellular Corp. (1) (2)	165,665	7,438,358
Verizon Communications Inc.	2,143,483	76,286,560
Vodafone Group PLC ADR (1)	522,474	13,573,875
Western Wireless Corp. Class A (2)	199,214	7,526,305
Wireless Facilities Inc. (1) (2)	84,722	721,831

		344,981,957

TOTAL COMMON STOCKS
(Cost: $353,394,442)		349,334,689

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.80%

COMMERCIAL PAPER—1.43% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$16,887	16,837
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	132,423	132,252
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	295,530	295,462
CRC Funding LLC
2.21%, 02/07/05	42,219	42,203
DEPFA Bank PLC
2.28%, 05/03/05	84,437	83,952

Edison Asset Securitization
2.26%, 05/04/05	211,093	209,874
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	337,748	337,492
Ford Credit Auto Receivables
2.28%, 04/27/05	126,656	125,974
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	211,093	210,588
Fortis Funding LLC
2.35%, 05/09/05	236,424	234,927
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	1,097,682	1,096,648
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	178,201	178,153
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	211,093	210,801
Jupiter Securitization Corp.
2.30%, 02/01/05	84,437	84,437
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	135,099	135,026
Moat Funding LLC
2.50%, 03/23/05	33,775	33,658
Mortgage Interest Networking Trust
2.24%, 02/01/05	109,768	109,769
Nationwide Building Society
2.21%, 02/10/05	168,874	168,781
New Center Asset Trust
2.25%, 02/02/05	158,742	158,732
Nordea North America Inc.
2.74%, 07/11/05	84,437	83,409
Park Granada LLC
2.55%, 03/21/05	33,775	33,660
Preferred Receivables Funding Corp.
2.30%, 02/02/05	84,437	84,432
Santander Central Hispano
2.75%, 07/08/05	211,093	208,566
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	380,014	378,947
Solitaire Funding Ltd.
2.28%, 02/02/05	107,651	107,644
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	166,277	166,036
Windmill Funding Corp.
2.55%, 03/08/05	59,106	58,959

		4,987,219

FLOATING RATE NOTES—3.48% (3)

American Express Centurion Bank
2.48%, 01/24/06	253,311	253,311
American Express Credit Corp.
2.56%, 10/26/05	337,748	337,872
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	109,768	109,737
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	633,278	633,336
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	574,172	574,047
Cancara Asset Securitisation LLC
2.44%, 02/15/05	298,907	298,907
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	337,748	337,715
Commodore CDO Ltd.
2.55%, 12/12/05	42,219	42,219

Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	506,622	506,533
DEPFA Bank PLC
2.47%, 12/15/05	168,874	168,874
Dorada Finance Inc.
2.66%, 07/29/05 (4)	140,166	140,145
Fairway Finance LLC
2.40%, 03/14/05	168,874	168,874
Fifth Third Bancorp
2.48%, 02/23/06 (4)	337,748	337,748
Five Finance Inc.
2.53%, 04/29/05 (4)	135,099	135,097
General Electric Capital Corp.
2.52%, 02/09/06	75,993	76,107
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	83,156	83,156
Hartford Life Global Funding Trust
2.53%, 02/15/06	168,874	168,874
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	506,622	506,622
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	591,060	591,029
Leafs LLC
2.50%, 01/20/06	126,656	126,656
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	692,384	692,581
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	422,185	422,149
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	624,834	624,978
Norddeutsche Landesbank
2.63%, 07/27/05	168,874	168,845
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	506,622	506,622
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	455,960	455,960
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	92,881	92,861
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	861,258	861,307
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	614,195	614,169
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	506,622	506,622
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	591,060	591,002
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	923,742	923,663
Winston Funding Ltd.
2.75%, 04/25/05 (4)	120,576	120,576

		12,178,194

MEDIUM-TERM NOTES—0.09% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	278,642	278,646
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	42,219	42,218

		320,864

MONEY MARKET FUNDS—1.20% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	675,497	675,497

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,731,378	1,731,378
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	1,688,742	1,688,742
BlackRock Temp Cash Money Market Fund	31,494	31,494
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	63,721	63,721

		4,190,832

REPURCHASE AGREEMENTS—1.45% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$1,688,742	1,688,742
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	1,688,742	1,688,742
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	1,688,742	1,688,742

		5,066,226

TIME DEPOSITS—1.02% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	287,086	287,083
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	253,311	253,312
BNP Paribas (New York)
2.78%, 07/11/05	168,874	168,874
First Tennessee Bank
2.31%, 02/03/05	168,874	168,874
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	276,954	276,952
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	168,874	168,875
National City Bank (Ohio)
2.50%, 02/01/05	226,202	226,202
Norddeutsche Landesbank
2.11%, 06/07/05	168,874	168,863
Royal Bank of Scotland
2.54%, 03/22/05	42,219	42,219
Societe Generale
2.51%, 02/01/05	168,874	168,874
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	743,046	743,007
UBS Finance (Connecticut)
2.67%, 11/09/05	67,550	67,545
Washington Mutual Bank
2.27-2.35%, 02/02/05	422,185	422,186
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	422,185	422,185

		3,585,051

U.S. GOVERNMENT AGENCY NOTES—0.13% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	202,401	201,904
Federal National Mortgage Association
2.33%, 07/22/05	253,311	250,514

		452,418

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,780,804)		30,780,804

TOTAL INVESTMENTS IN SECURITIES—108.67%
(Cost: $384,175,246) (7)		380,115,493
Other Assets, Less Liabilities—(8.67%)		(30,329,216)

NET ASSETS—100.00%		$349,786,277

ADR	- American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $390,570,057. Net unrealized depreciation aggregated $10,454,564, of which $12,422,385 represented gross unrealized appreciation on securities and $22,876,949 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.95%

ADVERTISING—0.27%
ADVO Inc.	1,091	$40,125
Catalina Marketing Corp.	1,793	46,080
Donnelley (R.H.) Corp. (1) (2)	1,050	62,160
Getty Images Inc. (1) (2)	1,528	106,502
Harte-Hanks Inc. (2)	1,833	48,483
Interpublic Group of Companies Inc. (1)	14,478	188,938
Lamar Advertising Co. (1) (2)	2,812	120,860
Omnicom Group Inc.	6,235	529,289
ValueVision Media Inc. Class A (1) (2)	1,030	14,677

		1,157,114

AEROSPACE & DEFENSE—1.52%
AAR Corp. (1) (2)	1,047	12,198
Alliant Techsystems Inc. (1) (2)	1,334	88,818
Armor Holdings Inc. (1) (2)	938	41,244
Boeing Co. (The)	23,876	1,208,126
Curtiss-Wright Corp. Class B	287	14,350
Engineered Support Systems Inc.	885	51,339
Esterline Technologies Corp. (1)	752	22,568
General Dynamics Corp.	5,645	582,846
Goodrich (B.F.) Co.	4,026	138,092
Kaman Corp. Class A	760	9,006
L-3 Communications Holdings Inc.	3,833	273,715
Lockheed Martin Corp.	11,913	688,691
Northrop Grumman Corp.	12,100	627,748
Raytheon Co. (2)	15,222	569,303
Rockwell Collins Inc.	5,509	236,336
Titan Corp. (The) (1)	2,772	46,570
United Defense Industries Inc. (1)	1,566	75,058
United Technologies Corp.	17,245	1,736,227

		6,422,235

AGRICULTURE—1.36%
Altria Group Inc.	69,023	4,405,738
Bunge Ltd.	3,758	212,477
Delta & Pine Land Co.	1,196	35,210
Loews Corp. - Carolina Group	1,825	57,287
Monsanto Co.	9,004	487,387
Reynolds American Inc. (2)	2,908	233,861
Universal Corp.	883	41,731
UST Inc.	5,459	276,553

		5,750,244

AIRLINES—0.14%
AirTran Holdings Inc. (1) (2)	3,037	25,936
Alaska Air Group Inc. (1)	898	26,751
AMR Corp. (1) (2)	5,261	45,245
Continental Airlines Inc. Class B (1) (2)	2,094	21,819
Delta Air Lines Inc. (1) (2)	3,748	20,202
FLYi Inc. (1) (2)	1,348	2,467
JetBlue Airways Corp. (1) (2)	3,082	60,993

Northwest Airlines Corp. (1) (2)	2,397	17,714
SkyWest Inc.	2,070	35,645
Southwest Airlines Co.	23,711	343,335

		600,107

APPAREL—0.41%
Coach Inc. (1)	6,345	355,954
Jones Apparel Group Inc.	4,295	144,441
Kellwood Co. (2)	873	25,265
Liz Claiborne Inc.	3,607	151,278
Nike Inc. Class B	5,763	499,249
Phillips-Van Heusen Corp.	886	24,108
Polo Ralph Lauren Corp.	1,837	71,551
Quiksilver Inc. (1)	2,056	61,413
Reebok International Ltd.	1,656	73,742
Russell Corp.	884	15,912
Stride Rite Corp.	1,515	18,544
Timberland Co. Class A (1)	785	51,606
Tommy Hilfiger Corp. (1)	2,860	28,085
Unifi Inc. (1) (2)	1,961	6,491
VF Corp.	2,874	152,753
Wolverine World Wide Inc.	1,327	41,708

		1,722,100

AUTO MANUFACTURERS—0.46%
Ford Motor Co.	58,765	773,935
General Motors Corp. (2)	15,539	571,991
Navistar International Corp. (1)	2,119	82,471
Oshkosh Truck Corp.	1,200	88,068
PACCAR Inc.	5,848	413,220
Wabash National Corp. (1)	901	22,867

		1,952,552

AUTO PARTS & EQUIPMENT—0.26%
American Axle & Manufacturing Holdings Inc.	1,406	37,751
ArvinMeritor Inc. (2)	2,268	43,183
BorgWarner Inc.	1,810	97,179
Cooper Tire & Rubber Co. (2)	2,559	55,300
Dana Corp.	5,102	80,969
Delphi Corp.	16,608	126,055
Goodyear Tire & Rubber Co. (The) (1) (2)	5,693	87,900
Johnson Controls Inc.	6,429	380,340
Lear Corp.	2,326	125,604
Modine Manufacturing Co. (2)	1,031	32,507
Superior Industries International Inc. (2)	738	18,575
Visteon Corp.	4,509	33,457

		1,118,820

BANKS—6.58%
AMCORE Financial Inc.	902	27,439
AmSouth Bancorp	11,951	298,058
Associated Bancorp	4,172	137,801
Assurant Inc.	4,036	131,291
BancorpSouth Inc.	2,505	54,609
Bank of America Corp.	136,798	6,343,323
Bank of Hawaii Corp.	1,774	84,992
Bank of New York Co. Inc. (The)	26,113	775,817
Banknorth Group Inc.	5,899	211,538
BB&T Corp.	18,515	730,787
Cathay General Bancorp	1,415	51,407
Chittenden Corp. (2)	1,470	39,852
Citizens Banking Corp. (2)	1,359	42,482
City National Corp.	1,523	106,290
Colonial BancGroup Inc. (The)	4,541	91,637
Comerica Inc.	5,719	330,901

Commerce Bancorp Inc. (2)	2,683	154,380
Commerce Bancshares Inc.	2,321	111,570
Compass Bancshares Inc.	4,173	195,422
Cullen/Frost Bankers Inc. (2)	1,777	83,448
East West Bancorp Inc.	1,748	68,067
Fifth Third Bancorp	16,635	773,028
First BanCorp (Puerto Rico) (2)	1,247	67,450
First Horizon National Corp. (2)	4,109	174,920
First Marblehead Corp. (The) (1) (2)	1,144	73,594
First Midwest Bancorp Inc.	1,652	56,994
FirstMerit Corp.	2,568	68,052
FNB Corp. (Pennsylvania) (2)	1,606	31,767
Fremont General Corp. (2)	2,242	54,907
Fulton Financial Corp. (2)	4,059	88,608
Genworth Financial Inc. Class A	4,783	126,893
Greater Bay Bancorp (2)	1,738	47,395
Hibernia Corp. Class A	5,292	139,285
Hudson United Bancorp	1,507	55,397
Huntington Bancshares Inc.	7,389	169,725
Investors Financial Services Corp. (2)	2,314	116,649
KeyCorp	13,775	460,360
M&T Bank Corp.	2,820	288,655
Marshall & Ilsley Corp.	6,458	276,467
Mellon Financial Corp.	14,348	421,114
Mercantile Bankshares Corp.	2,740	138,726
National City Corp.	19,398	689,599
North Fork Bancorp Inc.	14,763	423,698
Northern Trust Corp.	6,558	286,191
Old National Bancorp (2)	2,358	51,334
Pacific Capital Bancorp	1,582	48,536
Park National Corp. (2)	386	46,814
PNC Financial Services Group	9,558	514,889
Popular Inc.	8,228	219,523
Provident Bankshares Corp.	1,225	40,511
Regions Financial Corp.	15,394	492,608
Republic Bancorp Inc. (2)	2,103	30,010
Silicon Valley Bancshares (1) (2)	1,228	53,590
Sky Financial Group Inc.	3,581	95,111
South Financial Group Inc. (The)	2,332	71,219
Southwest Bancorp of Texas Inc. (2)	2,098	41,477
State Street Corp.	11,201	501,917
Sterling Bancshares Inc. (2)	1,512	22,211
SunTrust Banks Inc.	12,045	867,481
Susquehanna Bancshares Inc. (2)	1,664	41,084
Synovus Financial Corp.	8,610	233,589
TCF Financial Corp.	4,516	126,945
Texas Regional Bancshares Inc. Class A	1,526	47,222
TrustCo Bank Corp. NY (2)	2,357	29,439
Trustmark Corp.	1,789	49,502
U.S. Bancorp	63,331	1,903,097
UCBH Holdings Inc. (2)	1,464	64,518
UnionBanCal Corp.	1,883	115,955
United Bancshares Inc. (2)	1,348	45,967
Valley National Bancorp (2)	3,464	89,371
W Holding Co. Inc. (2)	4,287	55,903
Wachovia Corp.	54,036	2,963,875
Wells Fargo & Co.	56,779	3,480,553
Westamerica Bancorp (2)	1,084	56,281
Whitney Holding Corp.	1,342	61,168
Wilmington Trust Corp.	2,270	78,928
Zions Bancorporation	3,044	206,444

		27,847,657

BEVERAGES—1.94%
Anheuser-Busch Companies Inc.	27,015	1,328,598
Brown-Forman Corp. Class B	1,328	64,049
Coca-Cola Co. (The)	75,659	3,139,092
Coca-Cola Enterprises Inc.	8,383	184,007
Constellation Brands Inc. (1)	3,245	168,480
Coors (Adolph) Co. Class B	907	67,662
Pepsi Bottling Group Inc.	5,329	145,748
PepsiAmericas Inc.	2,161	45,921
PepsiCo Inc.	57,008	3,061,330

		8,204,887

BIOTECHNOLOGY—1.45%
Affymetrix Inc. (1) (2)	1,935	79,645
Alexion Pharmaceuticals Inc. (1) (2)	883	21,845
Amgen Inc. (1)	42,609	2,651,984
Applera Corp. - Celera Genomics Group (1)	2,387	31,675
Biogen Idec Inc. (1)	11,297	733,853
Bio-Rad Laboratories Inc. Class A (1)	489	28,748
Cambrex Corp.	891	19,878
Celgene Corp. (1)	5,566	152,174
Cell Genesys Inc. (1) (2)	1,203	8,421
Charles River Laboratories International Inc. (1)	2,134	101,109
Chiron Corp. (1)	3,761	123,549
CuraGen Corp. (1) (2)	1,348	8,095
Enzo Biochem Inc. (1) (2)	829	15,030
Enzon Pharmaceuticals Inc. (1)	1,491	19,234
Gene Logic Inc. (1) (2)	904	2,757
Genentech Inc. (1)	15,698	748,952
Genzyme Corp. (1) (2)	7,653	445,481
Human Genome Sciences Inc. (1)	4,365	52,162
ICOS Corp. (1) (2)	1,956	48,959
Immunomedics Inc. (1) (2)	1,361	4,818
Incyte Corp. (1) (2)	3,186	28,547
InterMune Inc. (1) (2)	1,046	11,935
Invitrogen Corp. (1)	1,774	121,892
Lexicon Genetics Inc. (1) (2)	1,915	12,830
Martek Biosciences Corp. (1) (2)	962	50,813
Maxygen Inc. (1)	1,039	11,424
MedImmune Inc. (1)	8,378	198,182
Millennium Pharmaceuticals Inc. (1)	10,202	93,960
Millipore Corp. (1) (2)	1,647	71,694
Myriad Genetics Inc. (1) (2)	1,003	24,834
Nektar Therapeutics (1)	2,965	49,960
Protein Design Labs Inc. (1) (2)	3,293	66,420
Regeneron Pharmaceuticals Inc. (1) (2)	1,179	8,489
Savient Pharmaceuticals Inc. (1) (2)	1,940	6,247
Telik Inc. (1) (2)	1,297	24,669
Transkaryotic Therapies Inc. (1) (2)	816	19,568
Vertex Pharmaceuticals Inc. (1)	2,552	25,954
XOMA Ltd. (1) (2)	2,409	4,746

		6,130,533

BUILDING MATERIALS—0.33%
American Standard Companies Inc. (1)	6,017	240,921
Eagle Materials Inc. (2)	316	25,204
Eagle Materials Inc. Class B	313	24,304
ElkCorp	601	24,328
Florida Rock Industries Inc.	1,339	83,621
Lafarge North America Inc.	1,042	56,518
Martin Marietta Materials Inc.	1,651	89,187
Masco Corp.	14,956	550,381
Texas Industries Inc.	745	47,337
USG Corp. (1) (2)	1,070	34,347
Vulcan Materials Co.	2,820	159,274
York International Corp.	1,341	48,705

		1,384,127

CHEMICALS—1.65%
Air Products & Chemicals Inc.	7,078	416,965
Airgas Inc.	2,249	52,896
Albemarle Corp.	1,200	42,132
Ashland Inc.	2,422	148,662
Cabot Corp.	2,078	72,730
Cabot Microelectronics Corp. (1) (2)	894	27,204
Crompton Corp.	4,041	47,078
Cytec Industries Inc.	1,185	60,435
Dow Chemical Co. (The)	31,672	1,574,098
Du Pont (E.I.) de Nemours and Co.	33,642	1,600,014
Eastman Chemical Co.	2,566	138,949
Ecolab Inc.	6,291	211,692
Engelhard Corp.	4,217	126,721
Ferro Corp. (2)	1,472	29,190
FMC Corp. (1)	1,072	50,588
Fuller (H.B.) Co.	916	24,430
Georgia Gulf Corp.	1,184	60,550
Great Lakes Chemical Corp. (2)	1,728	45,706
Hercules Inc. (1)	3,451	50,074
International Flavors & Fragrances Inc.	2,934	123,873
Lubrizol Corp.	2,313	83,337
Lyondell Chemical Co. (2)	6,882	202,468
MacDermid Inc.	875	28,122
Minerals Technologies Inc.	725	45,298
Mosaic Co. (The) (1) (2)	4,223	69,679
Olin Corp.	2,358	52,513
OM Group Inc. (1)	911	29,535
PPG Industries Inc.	5,704	392,321
Praxair Inc.	10,821	466,926
Rohm & Haas Co.	4,899	216,732
RPM International Inc.	3,912	68,969
Schulman (A.) Inc.	1,077	19,052
Sensient Technologies Corp. (2)	1,500	34,125
Sherwin-Williams Co. (The)	4,054	175,133
Sigma-Aldrich Corp.	1,939	121,866
Valspar Corp. (The)	1,646	80,654
Wellman Inc.	1,194	12,537

		7,003,254

COAL—0.12%
Arch Coal Inc. (2)	2,196	80,264
CONSOL Energy Inc.	3,048	128,595
Massey Energy Co.	2,553	96,835
Peabody Energy Corp.	2,138	181,195

		486,889

COMMERCIAL SERVICES—1.40%
Accenture Ltd. (1)	15,079	392,808
ADESA Inc.	2,990	61,803
Albany Molecular Research Inc. (1) (2)	749	8,239
Alliance Data Systems Corp. (1)	1,515	65,781
Apollo Group Inc. Class A (1)	5,099	398,691
ARAMARK Corp. Class B	3,743	97,281
Arbitron Inc. (1)	1,045	42,740
Banta Corp.	894	38,719
BearingPoint Inc. (1)	6,165	48,642
Block (H & R) Inc.	5,242	253,241
Bowne & Co. Inc.	1,207	17,924
Career Education Corp. (1)	3,325	133,964
Cendant Corp.	34,245	806,470
Chemed Corp.	350	25,067
ChoicePoint Inc. (1) (2)	2,973	136,758
Convergys Corp. (1)	4,817	68,835

Corinthian Colleges Inc. (1) (2)	3,030	58,267
Corporate Executive Board Co. (The)	1,325	84,667
Corrections Corp. of America (1)	1,089	44,747
Deluxe Corp.	1,772	67,814
DeVry Inc. (1) (2)	2,087	37,023
Donnelley (R.R.) & Sons Co.	7,233	241,944
Education Management Corp. (1)	2,050	65,477
Equifax Inc.	4,576	129,501
Forrester Research Inc. (1)	581	9,325
FTI Consulting Inc. (1) (2)	1,483	28,770
Hewitt Associates Inc. Class A (1)	1,433	42,847
Hudson Highland Group Inc. (1) (2)	278	8,115
Interactive Data Corp. (1) (2)	1,202	25,627
Iron Mountain Inc. (1) (2)	3,787	106,793
ITT Educational Services Inc. (1) (2)	1,495	73,434
Laureate Education Inc. (1) (2)	1,479	65,608
Manpower Inc.	3,046	148,188
McKesson Corp.	9,215	317,825
MoneyGram International Inc. (2)	3,137	60,858
Moody’s Corp.	4,228	354,222
MPS Group Inc. (1) (2)	3,461	39,075
Navigant Consulting Inc. (1) (2)	1,418	33,933
NCO Group Inc. (1) (2)	1,149	26,174
PAREXEL International Corp. (1)	906	21,490
Paychex Inc.	11,300	344,537
Pharmaceutical Product Development Inc. (1)	1,658	68,724
Pre-Paid Legal Services Inc. (2)	478	17,743
PRG-Schultz International Inc. (1)	2,104	11,677
Quanta Services Inc. (1) (2)	3,225	24,123
Rent-A-Center Inc. (1)	2,288	56,033
Robert Half International Inc.	5,681	172,362
Service Corp. International (1)	11,690	80,661
ServiceMaster Co. (The)	10,031	129,300
Sotheby’s Holdings Inc. Class A (1)	1,499	26,892
Spherion Corp. (1)	1,940	15,132
Stewart Enterprises Inc. Class A (1) (2)	3,155	20,255
Strayer Education Inc.	457	49,059
TeleTech Holdings Inc. (1) (2)	1,217	12,925
United Rentals Inc. (1) (2)	2,400	40,824
Valassis Communications Inc. (1)	1,657	56,255
Viad Corp.	783	21,744
Weight Watchers International Inc. (1) (2)	1,500	70,290

		5,907,223

COMPUTERS—4.07%
Advanced Digital Information Corp. (1)	2,115	22,123
Affiliated Computer Services Inc. Class A (1)	4,114	222,938
Agilysys Inc.	1,185	19,979
Apple Computer Inc. (1)	12,831	986,704
BISYS Group Inc. (The) (1)	4,061	62,418
Brocade Communications Systems Inc. (1)	8,865	54,963
CACI International Inc. Class A (1)	987	51,472
Cadence Design Systems Inc. (1)	9,173	122,276
Ceridian Corp. (1)	5,210	92,217
CIBER Inc. (1) (2)	1,936	16,301
Cognizant Technology Solutions Corp. (1)	4,452	168,731
Computer Sciences Corp. (1)	6,340	326,637
Dell Inc. (1)	74,813	3,124,191
Diebold Inc.	2,414	129,970
DST Systems Inc. (1)	2,167	105,056
Echelon Corp. (1)	1,204	8,597
Electronic Data Systems Corp.	17,029	364,761
Electronics For Imaging Inc. (1)	1,801	30,617
EMC Corp. (1)	80,961	1,060,589
FactSet Research Systems Inc. (2)	718	38,341

Gateway Inc. (1)	7,901	37,372
Henry (Jack) & Associates Inc.	2,539	52,786
Hewlett-Packard Co.	92,291	1,807,981
Hutchinson Technology Inc. (1) (2)	896	31,629
Imation Corp. (2)	1,220	42,078
InFocus Corp. (1)	1,348	9,908
Intergraph Corp. (1)	1,232	36,603
International Business Machines Corp.	57,864	5,405,655
Iomega Corp. (1)	1,639	8,588
Kronos Inc. (1)	1,091	58,663
Lexar Media Inc. (1) (2)	2,304	8,847
Lexmark International Inc. (1)	4,387	365,656
Maxtor Corp. (1)	8,581	40,588
McDATA Corp. Class A (1)	2,853	11,983
McDATA Corp. Class B (1)	733	2,866
Mentor Graphics Corp. (1)	2,591	36,093
Mercury Computer Systems Inc. (1) (2)	743	23,011
MICROS Systems Inc. (1)	609	42,569
M-Systems Flash Disk Pioneers Ltd. (1) (2)	1,034	20,794
National Instruments Corp. (2)	1,741	47,599
NCR Corp. (1) (2)	6,202	211,984
Network Appliance Inc. (1)	12,069	384,277
PalmOne Inc. (1) (2)	1,334	34,517
Perot Systems Corp. Class A (1)	2,391	35,267
Quantum Corp. (1)	5,544	16,466
RadiSys Corp. (1)	586	10,226
Reynolds & Reynolds Co. (The) Class A	2,215	60,403
SanDisk Corp. (1) (2)	5,408	133,578
Seagate Technology	7,072	119,658
Silicon Graphics Inc. (1) (2)	6,164	8,136
Silicon Storage Technology Inc. (1) (2)	2,847	13,068
Storage Technology Corp. (1)	3,905	122,968
Sun Microsystems Inc. (1)	110,856	483,332
SunGard Data Systems Inc. (1)	9,749	262,151
Synopsys Inc. (1)	5,293	89,981
Unisys Corp. (1)	11,086	87,025
Western Digital Corp. (1)	6,856	73,839

		17,247,026

COSMETICS & PERSONAL CARE—2.15%
Alberto-Culver Co.	2,699	146,421
Avon Products Inc.	15,957	673,705
Colgate-Palmolive Co.	17,746	932,375
Estee Lauder Companies Inc. Class A	4,061	183,314
Gillette Co. (The)	30,740	1,559,133
Kimberly-Clark Corp.	16,310	1,068,468
Procter & Gamble Co.	85,515	4,551,963

		9,115,379

DISTRIBUTION & WHOLESALE—0.25%
CDW Corp.	2,159	126,301
Fastenal Co. (2)	2,270	136,495
Genuine Parts Co.	5,964	252,456
Grainger (W.W.) Inc.	2,742	167,838
Hughes Supply Inc. (2)	2,170	65,925
Ingram Micro Inc. Class A (1)	4,306	79,575
Owens & Minor Inc. (2)	1,197	34,174
SCP Pool Corp. (2)	1,761	52,337
Tech Data Corp. (1)	1,931	81,160
United Stationers Inc. (1)	1,194	51,832

		1,048,093

DIVERSIFIED FINANCIAL SERVICES—7.45%
Affiliated Managers Group Inc. (1)	941	59,669
American Express Co.	37,831	2,018,284

AmeriCredit Corp. (1) (2)	5,122	125,745
Ameritrade Holding Corp. (1)	9,630	124,516
Bear Stearns Companies Inc. (The)	3,505	354,215
Capital One Financial Corp.	8,099	633,990
CapitalSource Inc. (1) (2)	2,277	53,760
Chicago Mercantile Exchange Holdings Inc. (2)	918	196,911
CIT Group Inc.	7,106	286,869
Citigroup Inc.	173,901	8,529,844
Countrywide Financial Corp.	19,033	704,221
Doral Financial Corp.	3,123	135,070
E*TRADE Financial Corp. (1)	12,451	171,201
Eaton Vance Corp. (2)	3,996	100,020
Edwards (A.G.) Inc.	2,715	115,822
Federal Home Loan Mortgage Corp.	23,215	1,515,707
Federal National Mortgage Association	32,583	2,104,210
Federated Investors Inc. Class B	3,192	93,781
Franklin Resources Inc.	4,649	315,481
Friedman, Billings, Ramsey Group Inc. Class A (2)	4,898	96,393
Goldman Sachs Group Inc. (The)	13,895	1,498,576
IndyMac Bancorp Inc. (2)	1,989	73,513
Investment Technology Group Inc. (1)	1,669	33,230
Janus Capital Group Inc.	7,941	117,765
Jefferies Group Inc.	1,678	65,442
JP Morgan Chase & Co.	119,819	4,472,843
Knight Trading Group Inc. (1)	3,639	36,062
LaBranche & Co. Inc. (1) (2)	1,789	17,854
Legg Mason Inc.	3,323	256,635
Lehman Brothers Holdings Inc.	9,061	826,273
MBNA Corp.	37,775	1,004,059
Merrill Lynch & Co. Inc.	29,023	1,743,412
Morgan Stanley	33,763	1,889,377
Piper Jaffray Companies Inc. (1) (2)	648	25,648
Providian Financial Corp. (1)	10,041	167,484
Raymond James Financial Inc.	2,039	63,556
Schwab (Charles) Corp. (The)	37,642	423,096
SLM Corp.	14,710	738,295
SWS Group Inc. (2)	603	12,253
T. Rowe Price Group Inc.	4,204	251,609
W.P. Stewart & Co. Ltd. (2)	910	22,677
Waddell & Reed Financial Inc. Class A	2,687	58,765

		31,534,133

ELECTRIC—3.03%
AES Corp. (The) (1)	21,495	302,005
Allegheny Energy Inc. (1) (2)	4,351	84,148
ALLETE Inc.	897	37,109
Alliant Energy Corp.	3,831	105,352
Ameren Corp.	6,490	325,279
American Electric Power Co. Inc.	13,162	463,960
Aquila Inc. (1)	9,208	34,070
Avista Corp.	1,659	29,315
Black Hills Corp. (2)	1,046	31,160
Calpine Corp. (1) (2)	14,106	46,973
CenterPoint Energy Inc.	9,306	104,692
Cinergy Corp.	5,696	229,492
Cleco Corp.	1,638	32,318
CMS Energy Corp. (1) (2)	6,465	68,076
Consolidated Edison Inc. (2)	8,065	353,812
Constellation Energy Group Inc.	5,966	298,300
Dominion Resources Inc. (2)	11,432	793,152
DPL Inc.	3,920	101,881
DTE Energy Co.	5,878	257,515
Duke Energy Corp.	31,626	847,261
Duquesne Light Holdings Inc. (2)	2,685	49,834
Edison International	9,914	321,908

El Paso Electric Co. (1)	1,801	35,011
Energy East Corp.	4,964	130,057
Entergy Corp.	7,608	528,908
Exelon Corp.	22,239	984,076
FirstEnergy Corp.	10,967	436,048
FPL Group Inc.	5,703	437,078
Great Plains Energy Inc.	2,631	79,746
Hawaiian Electric Industries Inc. (2)	2,846	82,847
IDACORP Inc. (2)	1,346	40,770
MDU Resources Group Inc. (2)	3,686	98,564
NiSource Inc.	8,989	205,848
Northeast Utilities	4,470	83,589
NRG Energy Inc. (1) (2)	2,818	98,630
NSTAR	1,801	101,360
OGE Energy Corp. (2)	2,972	77,718
Pepco Holdings Inc.	6,068	132,586
PG&E Corp. (1)	13,414	469,490
Pinnacle West Capital Corp.	3,151	131,397
PNM Resources Inc. (2)	2,015	50,839
PPL Corp.	6,311	340,794
Progress Energy Inc.	8,322	368,248
Public Service Enterprise Group Inc. (2)	7,953	419,521
Puget Energy Inc.	3,518	84,502
Reliant Energy Inc. (1)	9,870	122,881
SCANA Corp. (2)	3,460	135,113
Sierra Pacific Resources Corp. (1) (2)	3,582	35,247
Southern Co. (The)	24,868	839,792
TECO Energy Inc.	6,292	100,735
TXU Corp. (2)	9,899	685,011
UniSource Energy Corp.	1,192	36,356
Westar Energy Inc.	3,022	70,413
Wisconsin Energy Corp.	4,050	138,429
WPS Resources Corp. (2)	1,181	60,349
Xcel Energy Inc.	13,492	245,419

		12,804,984

ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
American Power Conversion Corp.	6,513	138,532
AMETEK Inc.	2,384	91,069
Artesyn Technologies Inc. (1) (2)	1,355	13,794
Belden CDT Inc. (2)	1,530	31,074
C&D Technologies Inc.	908	13,793
Emerson Electric Co.	14,104	948,353
Energizer Holdings Inc. (1)	2,709	153,356
General Cable Corp. (1) (2)	1,057	12,758
GrafTech International Ltd. (1)	3,311	26,952
Hubbell Inc. Class B (2)	1,660	82,203
Littelfuse Inc. (1)	744	23,682
Molex Inc. (2)	1,928	55,372
Molex Inc. Class A	2,463	62,856
Power-One Inc. (1)	2,401	17,839

		1,671,633

ELECTRONICS—0.84%
Agilent Technologies Inc. (1)	15,028	332,269
Amphenol Corp. Class A (1)	2,843	111,815
Applera Corp. - Applied Biosystems Group	7,000	140,350
Arrow Electronics Inc. (1)	3,861	91,158
Avnet Inc. (1)	4,178	74,870
AVX Corp. (2)	1,947	22,585
Benchmark Electronics Inc. (1)	1,333	42,616
Checkpoint Systems Inc. (1) (2)	1,189	18,501
Coherent Inc. (1)	1,044	31,320
CTS Corp. (2)	1,045	13,909
Cymer Inc. (1)	1,201	31,851

Dionex Corp. (1) (2)	758	44,866
Electro Scientific Industries Inc. (1)	910	16,080
Fisher Scientific International Inc. (1)	3,887	245,464
Flextronics International Ltd. (1) (2)	18,799	266,006
FLIR Systems Inc. (1) (2)	1,072	65,338
Garmin Ltd. (2)	1,949	107,195
Gentex Corp. (2)	2,551	86,300
Jabil Circuit Inc. (1)	5,554	130,908
KEMET Corp. (1)	3,008	25,418
Methode Electronics Inc.	1,221	15,299
Mettler Toledo International Inc. (1)	1,440	72,230
Molecular Devices Corp. (1)	598	11,350
Orbotech Ltd. (1)	1,055	22,049
Park Electrochemical Corp.	601	11,750
Parker Hannifin Corp.	4,047	263,703
PerkinElmer Inc.	4,196	96,466
Photon Dynamics Inc. (1) (2)	600	12,954
Plexus Corp. (1)	1,489	17,153
Sanmina-SCI Corp. (1)	16,977	104,918
Solectron Corp. (1)	31,574	156,923
Symbol Technologies Inc.	8,040	147,132
Taser International Inc. (1) (2)	1,772	31,861
Technitrol Inc. (1)	1,201	21,306
Tektronix Inc.	3,035	87,469
Thermo Electron Corp. (1)	5,379	161,047
Thomas & Betts Corp. (1)	1,951	56,989
Trimble Navigation Ltd. (1)	1,624	57,749
Varian Inc. (1)	1,197	47,796
Vishay Intertechnology Inc. (1) (2)	4,958	64,801
Waters Corp. (1)	4,067	199,608

		3,559,372

ENERGY—ALTERNATE SOURCES—0.00%
FuelCell Energy Inc. (1) (2)	1,196	10,908

		10,908

ENGINEERING & CONSTRUCTION—0.10%
Dycom Industries Inc. (1) (2)	1,654	44,939
EMCOR Group Inc. (1)	581	24,960
Fluor Corp. (2)	2,836	151,839
Granite Construction Inc.	1,210	30,129
Insituform Technologies Inc. Class A (1) (2)	899	14,123
Jacobs Engineering Group Inc. (1)	1,885	95,739
McDermott International Inc. (1)	2,106	38,961
Shaw Group Inc. (The) (1) (2)	2,207	37,100

		437,790

ENTERTAINMENT—0.19%
Alliance Gaming Corp. (1) (2)	1,446	14,417
Argosy Gaming Co. (1)	845	39,031
GTECH Holdings Corp.	3,872	90,527
International Game Technology Inc.	11,850	370,905
International Speedway Corp. Class A	887	48,714
Macrovision Corp. (1)	1,827	42,624
Metro-Goldwyn-Mayer Inc.	2,107	25,115
Penn National Gaming Inc. (1)	972	63,753
Pinnacle Entertainment Inc. (1)	1,164	21,010
Scientific Games Corp. Class A (1) (2)	2,095	53,883
Six Flags Inc. (1)	3,292	14,090

		784,069

ENVIRONMENTAL CONTROL—0.23%
Allied Waste Industries Inc. (1)	6,828	56,741
Casella Waste Systems Inc. Class A (1) (2)	769	10,943
Ionics Inc. (1)	606	26,579

Republic Services Inc.	4,369	144,046
Stericycle Inc. (1) (2)	1,504	77,351
Tetra Tech Inc. (1) (2)	1,983	29,408
Waste Connections Inc. (1) (2)	1,681	52,884
Waste Management Inc.	19,324	560,396

		958,348

FOOD—1.76%
Albertson’s Inc. (2)	10,824	247,653
American Italian Pasta Co. Class A (2)	607	16,450
Archer-Daniels-Midland Co.	20,063	485,525
Campbell Soup Co.	8,639	253,295
Chiquita Brands International Inc.	1,357	31,143
ConAgra Foods Inc.	17,587	518,816
Corn Products International Inc.	2,380	69,877
Dean Foods Co. (1)	5,231	184,288
Del Monte Foods Co. (1)	7,012	79,095
Dreyer’s Grand Ice Cream Holdings Inc.	889	71,671
Flowers Foods Inc.	1,343	40,975
General Mills Inc. (2)	11,934	632,383
Hain Celestial Group Inc. (1) (2)	1,034	20,804
Heinz (H.J.) Co.	11,711	442,793
Hershey Foods Corp.	5,870	343,336
Hormel Foods Corp.	2,561	80,671
Kellogg Co.	7,841	350,022
Kraft Foods Inc. (2)	8,790	298,684
Kroger Co. (1) (2)	22,561	385,793
McCormick & Co. Inc. NVS	3,798	141,172
Performance Food Group Co. (1)	1,518	41,305
Ralcorp Holdings Inc.	1,048	46,112
Safeway Inc. (1)	15,101	284,654
Sara Lee Corp.	26,359	618,909
Smithfield Foods Inc. (1)	3,030	91,718
Smucker (J.M.) Co. (The)	1,937	90,361
SUPERVALU Inc.	4,649	146,955
Sysco Corp.	21,355	746,784
Tootsie Roll Industries Inc.	785	25,253
Tyson Foods Inc. Class A	8,109	139,232
Whole Foods Market Inc. (2)	2,089	186,798
Wild Oats Markets Inc. (1)	756	5,481
Winn-Dixie Stores Inc. (1) (2)	2,735	9,873
Wrigley (William Jr.) Co.	4,645	326,962

		7,454,843

FOREST PRODUCTS & PAPER—0.46%
Bowater Inc.	1,947	73,986
Caraustar Industries Inc. (1)	1,050	14,175
Georgia-Pacific Corp.	7,534	241,841
International Paper Co.	16,363	640,611
Louisiana-Pacific Corp.	3,299	84,454
MeadWestvaco Corp.	6,897	199,254
Neenah Paper Inc. (1)	507	16,168
Pope & Talbot Inc.	442	6,687
Potlatch Corp.	1,040	47,861
Temple-Inland Inc.	1,885	119,886
Wausau-Mosinee Paper Corp. (2)	1,461	21,652
Weyerhaeuser Co.	7,495	467,688

		1,934,263

GAS—0.30%
AGL Resources Inc. (2)	2,520	87,318
Atmos Energy Corp.	2,732	75,676
Energen Corp. (2)	1,051	61,631
KeySpan Corp. (2)	5,388	212,664
New Jersey Resources Corp.	868	38,062

Nicor Inc. (2)	1,495	55,195
Northwest Natural Gas Co. (2)	902	30,623
ONEOK Inc. (2)	3,248	89,970
Peoples Energy Corp.	1,201	51,439
Piedmont Natural Gas Co. (2)	2,589	60,142
Sempra Energy	6,963	259,163
Southern Union Co. (1) (2)	2,292	53,449
UGI Corp.	1,731	72,131
Vectren Corp. (2)	2,692	74,326
WGL Holdings Inc. (2)	1,646	49,973

		1,271,762

HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	2,744	226,106
Kennametal Inc.	1,237	60,539
Regal-Beloit Corp. (2)	722	21,761
Snap-On Inc.	1,778	58,870
Stanley Works (The)	2,837	134,928

		502,204

HEALTH CARE-PRODUCTS—3.74%
Advanced Medical Optics Inc. (1)	1,305	55,710
Alcon Inc.	2,644	209,405
ArthroCare Corp. (1) (2)	615	18,296
Bard (C.R.) Inc.	3,493	236,825
Bausch & Lomb Inc.	1,784	130,036
Baxter International Inc.	20,668	697,752
Beckman Coulter Inc.	2,111	141,437
Becton, Dickinson & Co.	7,833	443,739
Biomet Inc.	7,964	338,311
Biosite Inc. (1) (2)	525	30,450
Bioveris Corp. (1)	734	4,844
Boston Scientific Corp. (1)	20,132	665,564
Cooper Companies Inc. (2)	1,405	107,763
Cyberonics Inc. (1) (2)	607	15,278
Cytyc Corp. (1)	3,771	94,464
Dade Behring Holdings Inc. (1)	1,415	80,867
Datascope Corp.	458	18,109
DENTSPLY International Inc.	2,406	134,904
Diagnostic Products Corp.	799	40,565
Edwards Lifesciences Corp. (1) (2)	2,093	85,185
Gen-Probe Inc. (1)	1,689	82,440
Guidant Corp.	10,503	761,362
Haemonetics Corp. (1)	900	34,983
Henry Schein Inc. (1)	1,501	102,158
Hillenbrand Industries Inc. (2)	1,942	105,509
IDEXX Laboratories Inc. (1)	1,194	69,264
INAMED Corp. (1)	1,198	82,902
Invacare Corp.	1,042	48,495
Johnson & Johnson	99,822	6,458,483
Medtronic Inc.	40,722	2,137,498
Mentor Corp. (2)	1,175	36,789
Oakley Inc.	894	11,470
Patterson Companies Inc. (1) (2)	3,910	182,128
PolyMedica Corp.	916	34,286
PSS World Medical Inc. (1) (2)	2,395	30,057
ResMed Inc. (1) (2)	1,089	55,866
Respironics Inc. (1)	1,224	70,870
St. Jude Medical Inc. (1)	12,019	472,106
Steris Corp. (1)	2,405	57,047
Stryker Corp.	9,354	459,656
Sybron Dental Specialties Inc. (1)	1,354	51,127
TECHNE Corp. (1) (2)	1,234	43,030
Varian Medical Systems Inc. (1)	4,599	173,520
Viasys Healthcare Inc. (1)	903	16,516
VISX Inc. (1)	1,511	40,616
Zimmer Holdings Inc. (1) (2)	8,246	650,197

		15,817,879

HEALTH CARE-SERVICES—1.70%
Aetna Inc.	5,122	650,750
AMERIGROUP Corp. (1)	1,662	68,325
Apria Healthcare Group Inc. (1)	1,812	59,434
Beverly Enterprises Inc. (1)	3,454	42,242
Community Health Systems Inc. (1)	3,078	89,200
Covance Inc. (1)	2,207	93,797
Coventry Health Care Inc. (1)	3,072	174,776
DaVita Inc. (1)	3,451	144,804
HCA Inc. (2)	13,475	599,907
Health Management Associates Inc. Class A (2)	7,763	171,407
Health Net Inc. (1) (2)	3,923	114,120
Humana Inc. (1)	5,360	183,687
Laboratory Corp. of America Holdings (1)	4,703	225,039
LifePoint Hospitals Inc. (1)	1,113	42,071
Lincare Holdings Inc. (1)	3,323	137,904
Manor Care Inc.	2,912	100,610
OCA Inc. (1) (2)	1,494	8,277
Odyssey Healthcare Inc. (1)	1,167	13,572
PacifiCare Health Systems Inc. (1)	2,893	178,006
Pediatrix Medical Group Inc. (1)	752	50,226
Province Healthcare Co. (1)	1,632	36,948
Quest Diagnostics Inc.	2,646	252,164
Renal Care Group Inc. (1)	2,158	82,349
Select Medical Corp.	3,383	59,981
Sierra Health Services Inc. (1) (2)	736	40,428
Sunrise Senior Living Inc. (1) (2)	599	27,452
Tenet Healthcare Corp. (1)	15,883	157,718
Triad Hospitals Inc. (1) (2)	2,687	109,334
UnitedHealth Group Inc.	22,382	1,989,760
Universal Health Services Inc. Class B	1,909	82,163
WellPoint Inc. (1)	9,925	1,205,887

		7,192,338

HOLDING COMPANIES - DIVERSIFIED—0.02%
Leucadia National Corp.	2,226	80,603

		80,603

HOME BUILDERS—0.47%
Beazer Homes USA Inc. (2)	428	63,558
Centex Corp.	4,216	258,483
Champion Enterprises Inc. (1) (2)	2,384	25,723
D.R. Horton Inc. (2)	7,323	291,309
Fleetwood Enterprises Inc. (1) (2)	1,921	16,866
Hovnanian Enterprises Inc. Class A (1)	1,184	61,852
KB Home	1,245	135,269
Lennar Corp. Class A	4,206	237,513
Lennar Corp. Class B	320	16,579
M.D.C. Holdings Inc.	1,098	79,934
Monaco Coach Corp. (2)	1,046	19,361
NVR Inc. (1)	192	151,920
Pulte Homes Inc. (2)	3,545	234,254
Ryland Group Inc.	1,674	108,592
Standard-Pacific Corp.	1,064	70,788
Thor Industries Inc. (2)	1,220	42,151
Toll Brothers Inc. (1) (2)	1,604	125,224
Winnebago Industries Inc. (2)	1,182	40,767

		1,980,143

HOME FURNISHINGS—0.18%
Ethan Allen Interiors Inc. (2)	1,211	42,676
Furniture Brands International Inc. (2)	1,792	42,470
Harman International Industries Inc.	2,231	271,401
La-Z-Boy Inc. (2)	1,770	24,674
Leggett & Platt Inc.	6,493	185,050
Maytag Corp. (2)	2,587	40,642
Whirlpool Corp.	2,179	148,739

		755,652

HOUSEHOLD PRODUCTS & WARES—0.30%
American Greetings Corp. Class A	2,105	50,815
Avery Dennison Corp.	3,292	197,816
Blyth Inc.	1,190	37,378
Church & Dwight Co. Inc. (2)	2,029	69,859
Clorox Co.	5,149	305,954
Fortune Brands Inc.	4,816	404,448
Fossil Inc. (1)	1,365	38,084
Scotts Co. (The) Class A (1) (2)	721	48,999
Tupperware Corp. (2)	1,808	36,359
WD-40 Co.	586	18,998
Yankee Candle Co. Inc. (The) (1)	1,697	55,594

		1,264,304

HOUSEWARES—0.06%
Newell Rubbermaid Inc. (2)	9,344	201,083
Toro Co.	829	69,014

		270,097

INSURANCE—4.51%
ACE Ltd.	9,440	409,696
AFLAC Inc.	17,044	673,408
Allmerica Financial Corp. (1)	1,803	58,868
Allstate Corp. (The)	23,183	1,169,351
Ambac Financial Group Inc.	3,590	275,999
American Financial Group Inc.	1,203	37,040
American International Group Inc.	76,979	5,102,938
American National Insurance Co.	490	51,773
AmerUs Group Co. (2)	1,399	62,353
AON Corp.	8,635	196,360
Axis Capital Holdings Ltd.	4,667	127,689
Berkley (W.R.) Corp.	2,395	114,242
Brown & Brown Inc.	1,934	83,665
Chubb Corp.	6,411	477,491
CIGNA Corp.	4,659	373,885
Cincinnati Financial Corp.	5,287	233,262
CNA Financial Corp. (1)	1,034	27,339
Commerce Group Inc.	1,053	68,771
Conseco Inc. (1)	5,256	100,127
Delphi Financial Group Inc. Class A	909	40,850
Endurance Specialty Holdings Ltd.	1,341	46,130
Erie Indemnity Co. Class A	916	48,795
Everest Re Group Ltd.	1,908	165,805
Fidelity National Financial Inc.	5,356	234,700
First American Corp.	2,760	102,065
Gallagher (Arthur J.) & Co.	3,151	93,427
Hartford Financial Services Group Inc.	9,720	654,059
HCC Insurance Holdings Inc.	2,198	72,248
Hilb, Rogal & Hobbs Co. (2)	1,008	35,844
Horace Mann Educators Corp. (2)	1,349	24,849
IPC Holdings Ltd.	1,220	51,496
Jefferson-Pilot Corp. (2)	4,597	229,390
Lincoln National Corp.	5,981	275,963
Loews Corp.	4,242	288,456
Markel Corp. (1) (2)	320	109,120
Marsh & McLennan Companies Inc.	16,533	537,322
MBIA Inc.	4,828	288,425

Mercury General Corp.	902	51,324
MetLife Inc.	14,044	558,249
MGIC Investment Corp.	3,337	213,234
Montpelier Re Holdings Ltd.	1,672	62,616
Nationwide Financial Services Inc.	1,972	72,865
Ohio Casualty Corp. (1)	1,950	44,831
Old Republic International Corp.	5,838	135,442
PartnerRe Ltd.	1,786	113,179
Philadelphia Consolidated Holding Corp. (1) (2)	627	42,053
Phoenix Companies Inc. (2)	2,803	36,635
Platinum Underwriters Holdings Ltd. (2)	1,021	30,150
PMI Group Inc. (The)	3,256	129,491
Presidential Life Corp. (2)	751	12,422
Principal Financial Group Inc. (2)	10,571	428,971
Progressive Corp. (The)	5,922	495,375
Protective Life Corp.	2,235	91,993
Prudential Financial Inc.	17,347	935,177
Radian Group Inc.	3,141	150,580
Reinsurance Group of America Inc. (2)	1,163	54,684
RenaissanceRe Holdings Ltd.	2,341	117,542
SAFECO Corp. (2)	4,707	217,934
Selective Insurance Group Inc. (2)	894	38,594
St. Paul Travelers Companies Inc.	22,337	838,531
StanCorp Financial Group Inc.	917	77,945
Torchmark Corp.	3,699	201,965
Transatlantic Holdings Inc. (2)	923	56,072
Unitrin Inc. (2)	1,508	64,588
UNUMProvident Corp. (2)	9,759	167,562
White Mountains Insurance Group Ltd.	261	154,251
Willis Group Holdings Ltd.	4,855	187,791
XL Capital Ltd. Class A	4,677	349,746

		19,074,993

INTERNET—1.43%
Agile Software Corp. (1)	1,506	11,009
Akamai Technologies Inc. (1) (2)	3,929	51,470
Amazon.com Inc. (1)	10,001	432,243
Ariba Inc. (1)	1,851	25,692
Ask Jeeves Inc. (1) (2)	2,008	56,947
Avocent Corp. (1)	1,664	60,753
Check Point Software Technologies Ltd. (1)	6,025	146,287
CheckFree Corp. (1) (2)	2,284	89,076
CNET Networks Inc. (1) (2)	4,187	46,057
Digital River Inc. (1) (2)	1,076	42,082
DoubleClick Inc. (1)	4,484	36,589
E.piphany Inc. (1)	2,547	10,927
EarthLink Inc. (1)	4,836	48,505
eBay Inc. (1)	16,667	1,358,361
Entrust Inc. (1)	1,666	5,864
eResearch Technology Inc. (1) (2)	1,560	19,157
F5 Networks Inc. (1) (2)	1,042	49,953
Google Inc. Class A (1)	1,206	235,930
IAC/InterActiveCorp (1) (2)	16,911	409,754
InfoSpace Inc. (1)	888	41,922
Internet Security Systems Inc. (1)	1,476	32,989
Interwoven Inc. (1)	1,385	12,617
Keynote Systems Inc. (1)	843	10,512
Macromedia Inc. (1)	2,446	83,751
MatrixOne Inc. (1)	1,499	8,125
McAfee Inc. (1)	5,412	139,900
Monster Worldwide Inc. (1) (2)	3,649	114,177
NetBank Inc. (2)	1,647	15,729
NetFlix Inc. (1) (2)	887	10,201
Openwave Systems Inc. (1) (2)	2,157	29,378
PC-Tel Inc. (1)	599	4,612

Priceline.com Inc. (1) (2)	713	16,107
RealNetworks Inc. (1)	3,760	22,823
RSA Security Inc. (1)	1,949	34,322
S1 Corp. (1) (2)	2,243	18,538
SonicWALL Inc. (1) (2)	1,811	11,699
Stamps.com Inc. (2)	764	9,848
Symantec Corp. (1)	20,991	490,140
TIBCO Software Inc. (1)	5,978	65,698
United Online Inc. (1)	2,123	22,886
VeriSign Inc. (1) (2)	8,449	218,322
Verity Inc. (1)	1,196	14,436
Vignette Corp. (1)	8,699	11,396
WatchGuard Technologies Inc. (1)	758	3,077
WebMD Corp. (1) (2)	10,611	80,113
webMethods Inc. (1)	1,657	9,528
Yahoo! Inc. (1)	38,911	1,370,056

		6,039,558

IRON & STEEL—0.20%
AK Steel Holding Corp. (1)	3,607	52,338
Allegheny Technologies Inc.	2,591	62,184
Carpenter Technology Corp.	619	37,920
Cleveland-Cliffs Inc. (2)	708	46,360
International Steel Group Inc. (1) (2)	2,395	96,399
Nucor Corp.	4,844	272,039
Ryerson Tull Inc. (2)	906	12,023
Steel Dynamics Inc. (2)	1,579	59,686
United States Steel Corp. (2)	3,797	196,685

		835,634

LEISURE TIME—0.48%
Bally Total Fitness Holding Corp. (1)	1,057	4,196
Brunswick Corp.	3,269	150,766
Callaway Golf Co. (2)	2,371	31,558
Carnival Corp. (2)	14,237	820,051
Harley-Davidson Inc.	9,957	598,515
Multimedia Games Inc. (1) (2)	759	6,687
Nautilus Group Inc. (The) (2)	1,194	24,990
Polaris Industries Inc. (2)	1,392	93,960
Royal Caribbean Cruises Ltd. (2)	3,276	173,628
Sabre Holdings Corp.	4,565	96,322
WMS Industries Inc. (1) (2)	568	17,801

		2,018,474

LODGING—0.51%
Aztar Corp. (1)	1,180	38,031
Boyd Gaming Corp. (2)	1,433	57,033
Caesars Entertainment Inc. (1)	9,281	179,402
Harrah's Entertainment Inc.	3,785	239,363
Hilton Hotels Corp.	12,181	271,027
La Quinta Corp. (1)	5,089	44,223
Mandalay Resort Group	2,238	158,003
Marriott International Inc. Class A	6,190	391,084
MGM Mirage (1)	1,991	142,974
Starwood Hotels & Resorts Worldwide Inc.	6,917	400,425
Station Casinos Inc. (2)	1,625	99,938
Wynn Resorts Ltd. (1) (2)	1,952	127,973

		2,149,476

MACHINERY—0.66%
AGCO Corp. (1)	3,183	65,347
Albany International Corp. Class A (2)	882	30,120
Astec Industries Inc. (1)	450	7,776
Briggs & Stratton Corp. (2)	1,636	63,460
Caterpillar Inc.	11,463	1,021,353

Cognex Corp. (2)	1,349	35,222
Cummins Inc. (2)	1,287	99,961
Deere & Co.	8,392	582,657
Flowserve Corp. (1)	1,808	45,110
Graco Inc.	2,289	81,603
IDEX Corp.	1,675	64,571
Joy Global Inc.	2,346	65,524
Kadant Inc. (1)	460	8,878
Manitowoc Co. Inc. (The) (2)	892	32,469
Nordson Corp.	890	33,491
Presstek Inc. (1) (2)	1,067	8,888
Rockwell Automation Inc.	5,641	319,563
Stewart & Stevenson Services Inc.	905	18,498
Terex Corp. (1)	1,690	72,755
Unova Inc. (1)	1,453	33,506
Zebra Technologies Corp. Class A (1)	2,397	122,079

		2,812,831

MANUFACTURING—5.39%
Actuant Corp. Class A (1) (2)	878	45,876
Acuity Brands Inc.	1,351	37,112
AptarGroup Inc.	1,207	58,527
Brink’s Co. (The)	1,812	64,163
Carlisle Companies Inc.	1,042	65,719
CLARCOR Inc.	779	42,432
Cooper Industries Ltd.	3,131	217,605
Crane Co.	1,705	48,593
Danaher Corp.	8,574	470,541
Donaldson Co. Inc. (2)	2,446	76,266
Dover Corp.	6,878	263,427
Eastman Kodak Co. (2)	9,730	321,966
Eaton Corp.	5,026	341,718
General Electric Co.	355,278	12,836,194
Harsco Corp.	1,356	74,024
Honeywell International Inc.	26,525	954,370
Illinois Tool Works Inc.	8,672	754,291
Ingersoll-Rand Co. Class A	5,836	434,082
ITT Industries Inc.	3,047	259,879
Jacuzzi Brands Inc. (1)	2,677	27,038
Lancaster Colony Corp. (2)	1,045	44,214
Matthews International Corp. Class A	1,091	37,869
Pall Corp.	4,335	116,742
Pentair Inc.	3,328	147,497
Roper Industries Inc.	1,390	80,703
SPX Corp. (2)	2,572	107,767
Teleflex Inc.	1,181	59,936
Textron Inc.	3,930	282,881
3M Co.	24,196	2,041,175
Tredegar Corp.	895	15,170
Trinity Industries Inc. (2)	1,325	40,081
Tyco International Ltd.	67,618	2,443,715

		22,811,573

MEDIA—4.04%
Belo (A.H.) Corp.	3,298	77,140
Cablevision Systems Corp. (1)	6,313	172,913
Charter Communications Inc. Class A (1) (2)	8,573	13,803
Clear Channel Communications Inc.	17,930	581,470
Comcast Corp. Class A (1)	42,355	1,363,407
Comcast Corp. Class A Special (1) (2)	30,815	974,062
Cox Radio Inc. Class A (1) (2)	1,191	18,770
Cumulus Media Inc. Class A (1)	1,801	24,926
Dex Media Inc.	3,585	83,853
DIRECTV Group Inc. (The) (1)	30,643	461,177
Dow Jones & Co. Inc. (2)	1,588	60,535

EchoStar Communications Corp.	7,120	217,231
Emmis Communications Corp. (1)	1,638	28,780
Entercom Communications Corp. (1)	1,519	47,621
Fox Entertainment Group Inc. Class A (1)	5,856	197,054
Gannett Co. Inc.	9,197	736,128
Gemstar-TV Guide International Inc. (1)	9,070	50,066
Hearst-Argyle Television Inc.	881	22,924
Hollinger International Inc.	1,321	19,247
Insight Communications Co. Inc. (1) (2)	1,792	18,117
Knight Ridder Inc. (2)	2,631	171,304
Lee Enterprises Inc.	1,194	53,193
Liberty Media Corp. Class A	86,634	904,459
Liberty Media International Inc. Class A (1)	5,161	233,690
McClatchy Co. (The) Class A	713	49,860
McGraw-Hill Companies Inc. (The)	6,461	584,721
Media General Inc. Class A	742	47,466
Meredith Corp.	1,320	63,400
New York Times Co. Class A	4,829	187,752
News Corp. Class A (1)	60,960	1,036,320
News Corp. Class B (1) (2)	21,596	379,658
Radio One Inc. Class D (1)	2,396	37,617
Readers Digest Association Inc. (The) (2)	2,641	42,573
Scholastic Corp. (1)	845	28,941
Scripps (E.W.) Co. Class A (2)	2,682	124,338
Sinclair Broadcast Group Inc. Class A	1,361	11,201
Sirius Satellite Radio Inc. (1) (2)	42,625	282,178
Time Warner Inc. (1)	148,118	2,666,124
Tribune Co.	7,172	286,737
UnitedGlobalCom Inc. Class A (1) (2)	12,244	119,624
Univision Communications Inc. Class A (1)	8,488	231,807
Viacom Inc. Class A	1,238	46,586
Viacom Inc. Class B	49,577	1,851,205
Walt Disney Co. (The)	69,156	1,979,936
Washington Post Co. (The) Class B	209	191,131
Westwood One Inc. (1)	2,645	63,877
Wiley (John) & Sons Inc. Class A	1,299	43,711
XM Satellite Radio Holdings Inc. Class A (1) (2)	6,802	217,052
Young Broadcasting Inc. Class A (1)	591	6,099

		17,111,784

METAL FABRICATE & HARDWARE—0.08%
Kaydon Corp.	1,050	32,582
Mueller Industries Inc.	1,091	34,585
Precision Castparts Corp.	2,250	158,175
Timken Co. (The)	2,853	73,493
Worthington Industries Inc. (2)	2,534	51,896

		350,731

MINING—0.51%
Alcoa Inc.	29,068	857,797
Coeur d’Alene Mines Corp. (1) (2)	7,282	25,705
Freeport-McMoRan Copper & Gold Inc.	5,789	213,093
Meridian Gold Inc. (1) (2)	3,577	66,139
Newmont Mining Corp. (2)	13,735	571,239
Owens-Illinois Inc. (1)	3,403	77,316
Phelps Dodge Corp.	3,114	299,878
RTI International Metals Inc. (1)	599	14,616
Stillwater Mining Co. (1) (2)	1,354	14,325

		2,140,108

OFFICE & BUSINESS EQUIPMENT—0.22%
IKON Office Solutions Inc. (2)	4,352	46,784
Imagistics International Inc. (1) (2)	477	16,337
Pitney Bowes Inc.	7,793	348,659
Xerox Corp. (1) (2)	32,261	512,305

		924,085

OFFICE FURNISHINGS—0.04%
Herman Miller Inc. (2)	2,379	63,567
HNI Corp.	1,678	67,707
Interface Inc. Class A (1)	1,657	15,626
Steelcase Inc. Class A (2)	1,609	21,915

		168,815

OIL & GAS—6.30%
Amerada Hess Corp.	2,813	243,746
Anadarko Petroleum Corp.	8,408	556,694
Apache Corp.	10,862	591,110
Atwood Oceanics Inc. (1)	517	31,537
Burlington Resources Inc.	13,315	581,999
Cabot Oil & Gas Corp.	1,053	49,575
Chesapeake Energy Corp.	9,159	160,924
ChevronTexaco Corp.	71,667	3,898,685
Cimarex Energy Co. (1)	1,402	50,823
ConocoPhillips	21,055	1,953,693
Denbury Resources Inc. (1)	1,730	50,516
Devon Energy Corp.	15,490	629,978
Diamond Offshore Drilling Inc. (2)	2,171	95,025
ENSCO International Inc.	5,079	173,854
EOG Resources Inc.	3,899	289,501
Exxon Mobil Corp.	219,898	11,346,737
Forest Oil Corp. (1)	1,845	62,158
GlobalSantaFe Corp.	6,455	228,249
Grey Wolf Inc. (1) (2)	6,437	34,116
Helmerich & Payne Inc.	1,516	57,456
Houston Exploration Co. (1)	1,030	55,836
Kerr-McGee Corp.	4,227	261,017
Marathon Oil Corp.	11,594	449,036
Murphy Oil Corp.	2,980	266,054
Nabors Industries Ltd. (1)	4,914	247,666
Newfield Exploration Co. (1)	2,022	123,746
Noble Corp. (1)	4,509	240,555
Noble Energy Inc.	1,991	117,807
Occidental Petroleum Corp.	13,216	771,550
Parker Drilling Co. (1)	3,448	14,930
Patina Oil & Gas Corp.	2,214	81,210
Patterson-UTI Energy Inc.	5,642	109,737
Pioneer Natural Resources Co. (2)	4,895	187,919
Plains Exploration & Production Co. (1)	2,482	71,432
Pogo Producing Co.	1,970	83,784
Premcor Inc.	2,710	130,080
Pride International Inc. (1) (2)	4,040	94,496
Rowan Companies Inc. (1)	3,755	105,741
Southwestern Energy Co. (1)	1,138	58,379
Stone Energy Corp. (1)	897	38,392
Sunoco Inc.	2,558	223,799
Tesoro Corp. (1) (2)	2,362	75,206
Transocean Inc. (1)	10,841	477,004
Unit Corp. (1)	1,352	49,402
Unocal Corp.	8,790	418,140
Valero Energy Corp.	8,607	447,822
Vintage Petroleum Inc. (2)	1,787	43,263
XTO Energy Inc.	8,856	318,019

		26,648,398

OIL & GAS SERVICES—0.96%
Baker Hughes Inc.	11,108	480,976
BJ Services Co.	5,403	259,614
Cal Dive International Inc. (1) (2)	1,100	48,070
Cooper Cameron Corp. (1)	1,901	107,235

Core Laboratories NV (1)	1,060	22,885
FMC Technologies Inc. (1)	2,006	61,444
Global Industries Ltd. (1)	2,250	18,158
Grant Prideco Inc. (1)	3,950	77,420
Halliburton Co.	14,717	605,310
Hanover Compressor Co. (1) (2)	2,219	31,465
Input/Output Inc. (1) (2)	2,571	16,197
Key Energy Services Inc. (1)	4,186	51,948
Lone Star Technologies Inc. (1)	900	36,711
Maverick Tube Corp. (1) (2)	1,358	46,253
National-Oilwell Inc. (1) (2)	2,847	104,997
Newpark Resources Inc. (1) (2)	2,408	12,522
Oceaneering International Inc. (1) (2)	755	28,773
Schlumberger Ltd.	19,915	1,355,017
Seacor Holdings Inc. (1) (2)	562	31,466
Smith International Inc. (1) (2)	3,468	205,306
Superior Energy Services Inc. (1)	2,571	40,930
Tidewater Inc. (2)	1,801	69,807
Varco International Inc. (1)	3,303	101,105
Veritas DGC Inc. (1)	1,054	26,339
Weatherford International Ltd. (1)	4,453	241,664

		4,081,612

PACKAGING & CONTAINERS—0.20%
Ball Corp.	3,544	151,400
Bemis Co. Inc.	3,544	102,776
Chesapeake Corp.	632	15,339
Crown Holdings Inc. (1)	5,530	74,600
Packaging Corporation of America	2,098	46,806
Pactiv Corp. (1)	5,048	112,116
Sealed Air Corp. (1)	2,868	147,128
Smurfit-Stone Container Corp.	8,603	129,389
Sonoco Products Co.	3,284	85,253

		864,807

PHARMACEUTICALS—5.33%
Abbott Laboratories	52,549	2,365,756
Abgenix Inc. (1) (2)	2,559	22,468
Accelrys Inc. (1)	746	4,230
Accredo Health Inc. (1)	1,673	49,822
Alkermes Inc. (1) (2)	2,849	36,097
Allergan Inc.	4,370	331,902
Alpharma Inc. Class A	1,496	22,515
American Pharmaceutical Partners Inc. (1) (2)	1,361	67,370
AmerisourceBergen Corp.	3,788	220,765
Amylin Pharmaceuticals Inc. (1) (2)	2,716	60,866
Andrx Corp. (1)	2,520	55,037
Barr Pharmaceuticals Inc. (1)	2,989	142,127
Bristol-Myers Squibb Co.	65,577	1,537,125
Cardinal Health Inc.	14,529	818,273
Caremark Rx Inc. (1)	15,339	599,755
Cell Therapeutics Inc. (1) (2)	2,139	20,534
Cephalon Inc. (1) (2)	1,936	95,251
Cubist Pharmaceuticals Inc. (1)	1,531	17,484
CV Therapeutics Inc. (1) (2)	917	18,899
Express Scripts Inc. (1)	2,182	161,883
Forest Laboratories Inc. (1) (2)	12,479	518,253
Gilead Sciences Inc. (1)	14,334	474,455
Hospira Inc. (1)	5,287	152,741
ImClone Systems Inc. (1) (2)	2,287	95,940
Impax Laboratories Inc. (1) (2)	1,454	24,929
IVAX Corp. (1)	7,145	107,389
King Pharmaceuticals Inc. (1)	8,106	85,194
Ligand Pharmaceuticals Inc. Class B (1) (2)	2,364	24,609
Lilly (Eli) & Co.	32,529	1,764,373

Medarex Inc. (1) (2)	2,391	22,738
Medco Health Solutions Inc. (1)	8,968	381,768
Medicines Co. (The) (1) (2)	1,480	40,715
Medicis Pharmaceutical Corp. Class A	1,985	71,659
Merck & Co. Inc.	74,685	2,094,914
MGI Pharma Inc. (1) (2)	2,442	55,409
Mylan Laboratories Inc. (2)	8,163	135,751
Nabi Biopharmaceuticals (1)	1,690	21,818
NBTY Inc. (1)	2,151	58,894
Neurocrine Biosciences Inc. (1) (2)	1,159	53,024
Noven Pharmaceuticals Inc. (1)	764	13,916
NPS Pharmaceuticals Inc. (1) (2)	1,328	21,912
Omnicare Inc.	3,439	105,749
Onyx Pharmaceuticals Inc. (1)	1,059	30,753
OSI Pharmaceuticals Inc. (1)	1,501	97,715
Par Pharmaceutical Companies Inc. (1)	1,172	44,419
Perrigo Co.	2,111	36,204
Pfizer Inc.	253,933	6,135,021
Priority Healthcare Corp. Class B (1) (2)	1,193	27,511
Schering-Plough Corp.	49,223	913,579
Sepracor Inc. (1) (2)	2,979	170,339
Taro Pharmaceutical Industries Ltd. (1)	892	26,796
Trimeris Inc. (1)	573	6,887
United Therapeutics Inc. (1) (2)	731	31,192
Valeant Pharmaceuticals International	2,846	71,065
VCA Antech Inc. (1) (2)	2,853	52,923
Vicuron Pharmaceuticals Inc. (1) (2)	2,000	30,300
Watson Pharmaceuticals Inc. (1)	3,737	111,475
Wyeth	44,949	1,781,329

		22,541,817

PIPELINES—0.28%
Dynegy Inc. Class A (1) (2)	9,334	41,536
El Paso Corp. (2)	20,893	227,107
Equitable Resources Inc.	2,001	114,137
Kinder Morgan Inc.	3,311	248,457
National Fuel Gas Co. (2)	2,702	76,196
Questar Corp.	2,843	144,424
Western Gas Resources Inc.	1,903	57,946
Williams Companies Inc.	17,317	291,099

		1,200,902

REAL ESTATE—0.05%
LNR Property Corp. (2)	609	38,367
St. Joe Co. (The)	2,368	162,918

		201,285

REAL ESTATE INVESTMENT TRUSTS—1.78%
Alexandria Real Estate Equities Inc.	599	39,869
AMB Property Corp.	2,861	106,515
American Financial Realty Trust	3,552	53,458
Annaly Mortgage Management Inc. (2)	3,993	78,263

Apartment Investment & Management Co. Class A	3,195	114,701
Archstone-Smith Trust	6,529	223,945
Arden Realty Group Inc.	2,105	70,981
AvalonBay Communities Inc.	2,439	163,218
Boston Properties Inc. (2)	3,662	211,590
Brandywine Realty Trust (2)	1,665	46,121
BRE Properties Inc. Class A (2)	1,612	59,273
Camden Property Trust (2)	1,379	62,482
Capital Automotive (2)	1,557	50,867
CarrAmerica Realty Corp.	1,783	54,114
Catellus Development Corp.	3,096	83,035
CBL & Associates Properties Inc.	1,012	69,605
CenterPoint Properties Trust	1,709	72,547

Colonial Properties Trust (2)	852	30,928
Cousins Properties Inc. (2)	1,354	41,013
Crescent Real Estate Equities Co.	3,261	54,035
CRT Properties Inc.	884	20,297
Developers Diversified Realty Corp.	3,439	136,700
Duke Realty Corp.	4,651	144,646
Equity Inns Inc.	1,344	14,650
Equity Lifestyle Properties Inc. (2)	619	21,219
Equity Office Properties Trust	13,587	380,164
Equity Residential	9,391	296,192
Essex Property Trust Inc.	703	50,581
Federal Realty Investment Trust (2)	1,695	79,970
FelCor Lodging Trust Inc. (1)	1,484	20,717
First Industrial Realty Trust Inc. (2)	1,387	54,259
Gables Residential Trust (2)	985	32,958
General Growth Properties Inc.	7,476	237,513
Glenborough Realty Trust Inc.	1,029	19,819
Health Care Property Investors Inc.	4,568	118,585
Health Care REIT Inc. (2)	1,849	61,942
Healthcare Realty Trust Inc. (2)	1,641	59,847
Highwoods Properties Inc. (2)	1,806	44,247
Home Properties Inc.	1,204	48,642
Hospitality Properties Trust	2,182	93,062
Host Marriott Corp.	10,615	169,840
HRPT Properties Trust	5,870	69,912
Impac Mortgage Holdings Inc. (2)	2,328	53,172
iStar Financial Inc.	3,715	155,473
Kilroy Realty Corp. (2)	866	33,843
Kimco Realty Corp. (2)	3,178	168,370
Liberty Property Trust	2,743	107,114
Macerich Co. (The)	2,004	114,649
Mack-Cali Realty Corp.	1,952	81,945
Meristar Hospitality Corp. (1)	3,028	23,376
Mills Corp.	1,759	98,381
Nationwide Health Properties Inc.	2,090	45,332
New Century Financial Corp.	1,669	99,956
New Plan Excel Realty Trust Inc. (2)	3,454	87,283
Novastar Financial Inc. (2)	846	38,975
Pan Pacific Retail Properties Inc.	1,322	76,531
Pennsylvania Real Estate Investment Trust	1,230	49,225
Plum Creek Timber Co. Inc.	6,265	223,786
Post Properties Inc. (2)	1,226	38,840
Prentiss Properties Trust (2)	1,421	50,914
ProLogis	6,188	236,010
Public Storage Inc. (2)	2,990	157,005
Rayonier Inc.	1,758	78,231
Realty Income Corp. (2)	2,828	65,921
Reckson Associates Realty Corp. (2)	2,812	86,272
Redwood Trust Inc.	796	45,101
Regency Centers Corp. (2)	2,073	102,406
Shurgard Storage Centers Inc. Class A	1,533	62,700
Simon Property Group Inc.	7,438	441,073
SL Green Realty Corp. (2)	1,375	73,191
Taubman Centers Inc.	1,695	45,782
Thornburg Mortgage Inc. (2)	2,703	75,279
Trizec Properties Inc.	3,280	58,089
United Dominion Realty Trust Inc. (2)	4,369	97,079
Ventas Inc.	2,822	72,243
Vornado Realty Trust	3,927	271,513
Washington Real Estate Investment Trust (2)	1,451	43,936
Weingarten Realty Investors	2,762	98,742

		7,520,060

RETAIL—6.31%
Abercrombie & Fitch Co. Class A	3,265	163,642
Advance Auto Parts Inc. (1)	2,422	104,388
Aeropostale Inc. (1)	1,809	50,272
American Eagle Outfitters Inc.	1,828	92,862
AnnTaylor Stores Corp. (1)	2,274	48,868
Applebee’s International Inc.	2,895	80,655
AutoNation Inc. (1)	6,423	122,294
AutoZone Inc. (1)	2,190	195,458
Barnes & Noble Inc. (1)	1,818	59,449
Bed Bath & Beyond Inc. (1)	10,087	406,405
Best Buy Co. Inc.	8,814	474,105
Big Lots Inc. (1) (2)	4,034	45,423
BJ’s Wholesale Club Inc. (1) (2)	2,245	64,229
Bob Evans Farms Inc. (2)	1,211	29,500
Borders Group Inc.	2,713	71,216
Brinker International Inc. (1)	3,363	126,482
CarMax Inc. (1) (2)	3,616	104,611
Casey’s General Store Inc. (2)	1,654	29,143
Cato Corp. Class A	594	18,058
CBRL Group Inc.	1,612	66,269
CEC Entertainment Inc. (1) (2)	1,339	52,408
Charming Shoppes Inc. (1)	3,767	31,266
Cheesecake Factory (The) (1) (2)	2,636	85,327
Chico’s FAS Inc. (1) (2)	2,992	157,619
Children’s Place Retail Stores Inc. (The) (1)	491	18,629
Christopher & Banks Corp.	1,191	21,164
Circuit City Stores Inc.	6,403	91,691
Claire’s Stores Inc.	2,690	55,495
Copart Inc. (1)	2,162	49,683
Cost Plus Inc. (1) (2)	740	19,410
Costco Wholesale Corp.	15,555	735,285
CVS Corp.	13,244	613,859
Darden Restaurants Inc.	4,975	147,061
Dillard’s Inc. Class A	2,203	57,807
Dollar General Corp.	10,009	202,282
Dollar Tree Stores Inc. (1) (2)	3,903	106,279
Dress Barn Inc. (1)	588	11,254
Family Dollar Stores Inc.	5,472	183,038
Federated Department Stores Inc.	5,821	330,633
Foot Locker Inc.	4,804	129,324
Fred’s Inc. (2)	1,033	17,014
GameStop Corp. Class B (1)	1,006	19,516
Gap Inc. (The)	21,823	480,324
Genesco Inc. (1) (2)	738	21,358
Guitar Center Inc. (1)	777	44,483
Hollywood Entertainment Corp. (1)	1,926	27,176
Home Depot Inc.	74,795	3,086,042
Hot Topic Inc. (1)	1,505	29,167
IHOP Corp. (2)	735	31,701
Insight Enterprises Inc. (1) (2)	1,502	29,064
Jack in the Box Inc. (1) (2)	1,235	42,706
Kenneth Cole Productions Inc. Class A	305	8,140
Kmart Holding Corp. (1) (2)	1,312	123,564
Kohl’s Corp. (1)	10,200	479,502
Krispy Kreme Doughnuts Inc. (1) (2)	2,051	18,008
Limited Brands Inc.	11,542	273,545
Linens ’n Things Inc. (1)	1,403	36,338
Lone Star Steakhouse & Saloon Inc. (2)	610	16,775
Longs Drug Stores Corp. (2)	1,155	30,330
Lowe’s Companies Inc.	24,022	1,369,014
May Department Stores Co. (The)	9,866	334,457
McDonald’s Corp.	42,472	1,375,668
Men’s Wearhouse Inc. (The) (1) (2)	1,001	33,303
Michaels Stores Inc.	4,512	138,744
MSC Industrial Direct Co. Inc. Class A	1,488	51,515
Neiman-Marcus Group Inc. Class A	1,007	67,368

99 Cents Only Stores (1) (2)	1,672	25,080
Nordstrom Inc.	3,967	191,408
Nu Skin Enterprises Inc. Class A (2)	1,815	42,435
Office Depot Inc. (1)	10,663	184,363
OfficeMax Inc.	2,998	88,471
O’Reilly Automotive Inc. (1) (2)	1,784	81,582
Outback Steakhouse Inc. (2)	2,507	115,447
P.F. Chang’s China Bistro Inc. (1)	755	41,970
Pacific Sunwear of California Inc. (1)	2,688	65,829
Panera Bread Co. Class A (1) (2)	942	48,042
Papa John’s International Inc. (1) (2)	322	10,359
Payless ShoeSource Inc. (1) (2)	2,265	26,750
Penney (J.C.) Co. Inc. (Holding Co.)	8,545	365,042
Pep Boys-Manny, Moe & Jack Inc. (2)	2,119	36,489
PETCO Animal Supplies Inc. (1)	1,308	49,665
PETsMART Inc.	4,968	150,183
Pier 1 Imports Inc. (2)	2,493	44,151
RadioShack Corp.	5,452	180,570
Regis Corp.	1,520	60,648
Rite Aid Corp. (1)	14,805	52,410
Ross Stores Inc.	5,197	148,738
Ruby Tuesday Inc. (2)	2,251	57,265
Ryan’s Restaurant Group Inc. (1)	1,648	22,644
Saks Inc.	4,181	59,496
Sears, Roebuck and Co.	6,631	333,208
ShopKo Stores Inc. (1)	903	16,281
Sonic Corp. (1)	2,033	64,731
Sports Authority Inc. (The) (1) (2)	745	18,901
Staples Inc.	16,571	542,535
Starbucks Corp. (1) (2)	13,386	722,844
Stein Mart Inc. (1)	907	17,895
Talbots Inc. (The)	728	19,707
Target Corp.	27,908	1,416,889
Tiffany & Co.	5,058	158,973
TJX Companies Inc.	16,848	421,874
Toys R Us Inc. (1)	7,206	154,569
Tractor Supply Co. (1) (2)	1,269	45,430
Triarc Companies Inc. Class B (2)	930	13,718
Tuesday Morning Corp. (1) (2)	856	24,593
Urban Outfitters Inc. (1)	1,925	80,985
Walgreen Co. (2)	34,547	1,472,048
Wal-Mart Stores Inc.	88,696	4,647,670
Wendy’s International Inc.	3,725	146,095
Williams-Sonoma Inc. (1)	3,170	109,682
Yum! Brands Inc.	9,892	458,494
Zale Corp. (1)	1,834	48,711

		26,722,535

SAVINGS & LOANS—0.75%
Anchor BanCorp Wisconsin Inc.	748	20,196
Astoria Financial Corp.	2,432	91,540
Commercial Capital Bancorp Inc.	1,474	29,318
Commercial Federal Corp. (2)	1,446	40,604
Dime Community Bancshares (2)	1,086	17,865
Downey Financial Corp.	748	47,722
First Niagara Financial Group Inc. (2)	3,937	53,740
FirstFed Financial Corp. (1)	591	31,441
Golden West Financial Corp.	10,312	666,361
Harbor Florida Bancshares Inc. (2)	734	24,956
Hudson City Bancorp Inc.	2,304	81,032
Independence Community Bank Corp.	2,655	104,341
MAF Bancorp Inc.	1,190	52,550
New York Community Bancorp Inc. (2)	7,929	141,374
OceanFirst Financial Corp. (2)	451	10,824
People’s Bank	3,141	116,311

PFF Bancorp Inc.	420	18,035
Provident Financial Services Inc. (2)	2,618	47,307
Sovereign Bancorp Inc.	11,580	263,329
Washington Federal Inc. (2)	2,757	71,820
Washington Mutual Inc.	29,193	1,177,938
Webster Financial Corp.	1,804	80,909

		3,189,513

SEMICONDUCTORS—3.04%
Actel Corp. (1)	888	15,016
Advanced Micro Devices Inc. (1)	11,865	187,467
Agere Systems Inc. Class A (1)	28,475	41,004
Agere Systems Inc. Class B (1)	31,369	45,171
Altera Corp. (1)	12,523	240,442
Amkor Technology Inc. (1)	2,866	12,696
Analog Devices Inc.	12,432	446,184
Applied Materials Inc. (1)	56,639	900,560
Applied Micro Circuits Corp. (1)	10,490	34,722
Asyst Technologies Inc. (1)	1,218	5,359
Atmel Corp. (1)	15,147	46,350
ATMI Inc. (1) (2)	1,045	23,753
Axcelis Technologies Inc. (1)	3,442	25,712
Broadcom Corp. Class A (1)	8,851	281,727
Brooks Automation Inc. (1) (2)	1,494	22,843
Cirrus Logic Inc. (1)	2,552	11,714
Cohu Inc.	599	10,105
Conexant Systems Inc. (1)	15,957	26,169
Credence Systems Corp. (1) (2)	2,875	23,000
Cree Inc. (1) (2)	2,552	61,325
Cypress Semiconductor Corp. (1) (2)	4,040	46,056
DSP Group Inc. (1)	901	22,354
DuPont Photomasks Inc. (1)	465	12,355
Emulex Corp. (1)	2,851	46,671
ESS Technology Inc. (1)	1,037	6,274
Exar Corp. (1)	1,353	19,443

Fairchild Semiconductor International Inc. Class A (1)	3,997	57,037
Freescale Semiconductor Inc. Class A (1)	4,142	70,828
Freescale Semiconductor Inc. Class B (1)	8,763	153,090
Helix Technology Corp.	913	13,394
Integrated Circuit Systems Inc. (1)	2,516	47,804
Integrated Device Technology Inc. (1)	3,615	42,440
Intel Corp.	215,776	4,844,171
International Rectifier Corp. (1) (2)	2,318	90,750
Intersil Corp. Class A	4,667	69,212
KLA-Tencor Corp. (1) (2)	6,606	305,528
Kopin Corp. (1)	2,262	8,392
Kulicke & Soffa Industries Inc. (1)	1,639	10,932
Lam Research Corp. (1)	4,661	124,728
Lattice Semiconductor Corp. (1) (2)	3,451	15,495
Linear Technology Corp.	10,381	391,779
LSI Logic Corp. (1)	12,739	77,835
LTX Corp. (1)	2,288	13,293
Marvell Technology Group Ltd. (1)	6,433	215,184
Maxim Integrated Products Inc.	11,004	429,266
Micrel Inc. (1) (2)	2,388	20,632
Microchip Technology Inc.	7,060	183,913
Micron Technology Inc. (1)	20,458	212,968
Mindspeed Technologies Inc. (1) (2)	2,966	6,896
Mykrolis Corp. (1)	1,369	18,057
National Semiconductor Corp.	12,173	206,089
Novellus Systems Inc.	4,797	125,442
NVIDIA Corp. (1)	5,242	120,147
OmniVision Technologies Inc. (1) (2)	1,748	28,370
Photronics Inc. (1) (2)	910	13,650
PMC-Sierra Inc. (1)	6,084	62,544

Power Integrations Inc. (1)	1,034	18,922
QLogic Corp. (1)	3,191	122,151
Rambus Inc. (1) (2)	3,353	60,488
Semtech Corp. (1)	2,441	44,866
Silicon Image Inc. (1)	2,533	30,168
Silicon Laboratories Inc. (1) (2)	1,457	49,684
Siliconix Inc. (1)	154	4,662
Skyworks Solutions Inc. (1)	5,184	39,347
Teradyne Inc. (1)	6,607	92,696
Texas Instruments Inc.	58,382	1,355,046
Transmeta Corp. (1) (2)	3,867	4,254
TriQuint Semiconductor Inc. (1)	4,195	14,179
Ultratech Inc. (1) (2)	859	12,722
Varian Semiconductor Equipment Associates Inc. (1)	1,188	40,725
Veeco Instruments Inc. (1)	900	15,741
Vitesse Semiconductor Corp. (1)	6,884	19,964
Xilinx Inc.	11,681	340,968
Zoran Corp. (1) (2)	1,334	13,593

		12,874,514

SOFTWARE—4.17%
Activision Inc. (1)	4,512	101,971
Actuate Corp. (1) (2)	2,097	5,305
Acxiom Corp. (2)	2,811	64,878
Adobe Systems Inc.	8,050	458,045
Advent Software Inc. (1) (2)	1,058	20,367
Ascential Software Corp. (1)	1,984	28,391
Autodesk Inc.	7,548	221,685
Automatic Data Processing Inc.	19,933	866,687
Avid Technology Inc. (1)	1,047	66,013
BEA Systems Inc. (1)	13,210	112,549
BMC Software Inc. (1)	7,614	128,144
Borland Software Corp. (1)	2,706	23,217
Cerner Corp. (1) (2)	910	45,273
Certegy Inc.	2,054	71,890
Citrix Systems Inc. (1)	5,566	119,391
Computer Associates International Inc.	15,757	428,433
Compuware Corp. (1)	11,280	77,832
CSG Systems International Inc. (1)	1,787	32,380
Dendrite International Inc. (1) (2)	1,337	24,186
Dun & Bradstreet Corp. (1)	2,398	139,324
eFunds Corp. (1)	1,645	36,684
Electronic Arts Inc. (1)	10,086	648,933
Fair Isaac Corp.	2,288	79,050
FileNET Corp. (1)	1,208	26,999
First Data Corp.	28,688	1,168,749
Fiserv Inc. (1)	6,593	252,182
Global Payments Inc. (2)	1,346	77,112
Hyperion Solutions Corp. (1)	1,408	67,640
IDX Systems Corp. (1)	617	19,139
IMS Health Inc.	7,870	184,001
Informatica Corp. (1)	2,986	23,112
Inter-Tel Inc.	731	19,364
Intuit Inc. (1)	5,860	228,540
JDA Software Group Inc. (1)	1,091	13,114
Keane Inc. (1)	1,952	25,513
Manugistics Group Inc. (1)	1,967	4,209
Mercury Interactive Corp. (1)	3,113	136,256
Micromuse Inc. (1)	2,377	12,218
Microsoft Corp.	325,140	8,544,679
MRO Software Inc. (1)	599	7,673
NDCHealth Corp. (2)	1,190	18,516
NetIQ Corp. (1)	1,809	21,274
Novell Inc. (1)	12,739	73,504
Oracle Corp. (1)	133,016	1,831,630

Packeteer Inc. (1)	1,047	15,265
Parametric Technology Corp. (1)	9,296	52,987
Pixar Inc. (1) (2)	882	76,884
Quest Software Inc. (1)	1,787	25,375
Red Hat Inc. (1) (2)	5,691	61,747
Retek Inc. (1)	1,668	10,475
Safeguard Scientifics Inc. (1)	3,907	6,720
SEI Investments Co.	2,392	89,365
SERENA Software Inc. (1) (2)	954	20,511
Siebel Systems Inc. (1)	15,259	132,906
Sybase Inc. (1)	3,416	66,510
Take-Two Interactive Software Inc. (1) (2)	1,461	51,500
THQ Inc. (1) (2)	1,349	30,015
Total System Services Inc.	1,342	31,685
Veritas Software Corp. (1)	14,588	375,203
Wind River Systems Inc. (1)	2,414	30,296

		17,633,496

TELECOMMUNICATIONS—5.49%
Adaptec Inc. (1)	3,615	21,690
ADC Telecommunications Inc. (1)	27,318	70,207
ADTRAN Inc.	1,500	26,865
Aeroflex Inc. (1)	2,243	21,578
Alltel Corp. (2)	10,419	573,462
Amdocs Ltd. (1)	6,134	182,487
American Tower Corp. Class A (1)	7,780	140,974
Anaren Inc. (1)	767	9,181
Andrew Corp. (1)	5,273	68,865
Arris Group Inc. (1) (2)	2,602	16,106
Aspect Communications Corp. (1)	1,095	12,220
AT&T Corp.	26,300	504,697
Audiovox Corp. Class A (1) (2)	599	9,824
Avaya Inc. (1)	14,117	202,579
BellSouth Corp.	61,714	1,619,375
Black Box Corp. (2)	615	28,616
C-COR Inc. (1)	1,707	13,605
CenturyTel Inc.	4,293	139,952
CIENA Corp. (1)	18,968	48,368
Cincinnati Bell Inc. (1)	8,398	35,692
Cisco Systems Inc. (1)	227,452	4,103,234
Citizens Communications Co.	9,894	133,470
CommScope Inc. (1) (2)	1,608	24,168
Computer Network Technology Corp. (1)	1,043	5,570
Comverse Technology Inc. (1)	6,280	140,358
Corning Inc. (1)	46,428	507,922
Crown Castle International Corp. (1)	7,594	124,542
Extreme Networks Inc. (1)	4,036	25,830
Finisar Corp. (1) (2)	4,952	8,666
Foundry Networks Inc. (1)	3,769	38,745
Harmonic Inc. (1)	2,089	23,815
Harris Corp.	2,280	147,676
IDT Corp. (1)	895	12,736
IDT Corp. Class B (1)	1,632	23,892
InterDigital Communications Corp. (1)	1,803	32,202
JDS Uniphase Corp. (1)	45,272	96,882
Juniper Networks Inc. (1)	16,545	415,776
Level 3 Communications Inc. (1) (2)	21,008	57,562
Lucent Technologies Inc. (1) (2)	144,768	471,944
MCI Inc.	8,392	161,882
Motorola Inc.	78,460	1,234,960
MRV Communications Inc. (1) (2)	2,841	10,284
Newport Corp. (1)	1,345	17,485
Nextel Communications Inc. Class A (1)	36,048	1,034,217
Nextel Partners Inc. Class A (1) (2)	1,295	25,758
NII Holdings Inc. Class B (1)	1,887	101,521

NTL Inc. (1)	2,361	160,619
Plantronics Inc.	1,703	63,369
Polycom Inc. (1)	3,422	59,132
Powerwave Technologies Inc. (1)	3,045	23,964
QUALCOMM Inc.	54,795	2,040,566
Qwest Communications International Inc. (1)	48,030	201,726
REMEC Inc. (1) (2)	2,120	15,052
RF Micro Devices Inc. (1) (2)	6,627	36,250
SBC Communications Inc.	111,457	2,648,218
Scientific-Atlanta Inc.	5,232	158,582
SpectraSite Inc. (1)	1,512	88,603
Sprint Corp. (FON Group)	42,147	1,004,363
Stratex Networks Inc. (1)	2,696	6,147
Sycamore Networks Inc. (1)	6,602	22,843
Tekelec (1)	2,070	37,778
Telephone & Data Systems Inc.	1,758	144,719
Telewest Global Inc. (1)	8,009	134,952
Tellabs Inc. (1)	14,471	103,034
3Com Corp. (1)	12,920	47,416
Tollgrade Communications Inc. (1)	451	4,636
United States Cellular Corp. (1)	609	27,344
UTStarcom Inc. (1) (2)	3,508	57,636
Verizon Communications Inc.	93,141	3,314,888
Western Wireless Corp. Class A (1)	2,607	98,492
Wireless Facilities Inc. (1)	1,833	15,617

		23,243,386

TEXTILES—0.09%
Cintas Corp.	4,633	201,536
G&K Services Inc. Class A	735	32,774
Mohawk Industries Inc. (1) (2)	1,792	158,610

		392,920

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	5,362	105,095
Jakks Pacific Inc. (1) (2)	758	16,540
Marvel Enterprises Inc. (1) (2)	2,692	48,079
Mattel Inc.	13,953	271,386

		441,100

TRANSPORTATION—1.30%
Alexander & Baldwin Inc.	1,350	62,100
Arkansas Best Corp.	755	30,328
Burlington Northern Santa Fe Corp.	12,415	598,155
CH Robinson Worldwide Inc. (2)	2,676	137,814
CNF Inc.	1,655	77,636
CSX Corp.	7,216	288,424
EGL Inc. (1)	1,210	36,578
Expeditors International Washington Inc. (2)	3,606	202,441
FedEx Corp.	10,030	959,370
General Maritime Corp. (1) (2)	1,106	50,765
Hunt (J.B.) Transport Services Inc.	2,176	96,005
Kansas City Southern Industries Inc. (1) (2)	2,230	38,936
Landstar System Inc. (1) (2)	2,056	71,508
Norfolk Southern Corp.	13,331	465,519
Offshore Logistics Inc. (1)	771	24,603
OMI Corp.	2,874	50,295
Overseas Shipholding Group Inc.	966	53,912
Ryder System Inc.	2,125	96,794
SCS Transportation Inc. (1)	460	10,773
Swift Transportation Co. Inc. (1) (2)	1,954	43,574
Union Pacific Corp.	8,714	519,354
United Parcel Service Inc. Class B	19,291	1,440,652
USF Corp.	909	29,961
Werner Enterprises Inc.	2,048	43,663
Yellow Roadway Corp. (1)	1,513	85,666

		5,514,826

TRUCKING & LEASING—0.01%
GATX Corp. (2)	1,594	47,469

		47,469

WATER—0.02%
Aqua America Inc. (2)	3,246	78,001

		78,001

TOTAL COMMON STOCKS
(Cost: $364,243,485)		423,018,268
Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.71%

COMMERCIAL PAPER—1.07% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$15,348	15,303
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	120,355	120,201
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	268,597	268,536
CRC Funding LLC
2.21%, 02/07/05	38,371	38,357
DEPFA Bank PLC
2.28%, 05/03/05	76,742	76,301
Edison Asset Securitization
2.26%, 05/04/05	191,855	190,747
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	306,968	306,735
Ford Credit Auto Receivables
2.28%, 04/27/05	115,113	114,493
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	191,855	191,397
Fortis Funding LLC
2.35%, 05/09/05	214,878	213,517
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	997,647	996,708
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	161,961	161,918
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	191,855	191,590
Jupiter Securitization Corp.
2.30%, 02/01/05	76,742	76,742
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	122,787	122,722
Moat Funding LLC
2.50%, 03/23/05	30,697	30,590
Mortgage Interest Networking Trust
2.24%, 02/01/05	99,765	99,765
Nationwide Building Society
2.21%, 02/10/05	153,484	153,399
New Center Asset Trust
2.25%, 02/02/05	144,275	144,266
Nordea North America Inc.
2.74%, 07/11/05	76,742	75,808
Park Granada LLC
2.55%, 03/21/05	30,697	30,592

Preferred Receivables Funding Corp.
2.30%, 02/02/05	76,742	76,737
Santander Central Hispano
2.75%, 07/08/05	191,855	189,559
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	345,382	344,412
Solitaire Funding Ltd.
2.28%, 02/02/05	97,840	97,834
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	151,124	150,904
Windmill Funding Corp.
2.55%, 03/08/05	53,719	53,587

		4,532,720

FLOATING RATE NOTES—2.61% (3)

American Express Centurion Bank
2.48%, 01/24/06	230,226	230,226
American Express Credit Corp.
2.56%, 10/26/05	306,968	307,081
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	99,765	99,736
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	575,566	575,619
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	521,846	521,732
Cancara Asset Securitisation LLC
2.44%, 02/15/05	271,667	271,667
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	306,968	306,938
Commodore CDO Ltd.
2.55%, 12/12/05	38,371	38,371
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	460,453	460,371
DEPFA Bank PLC
2.47%, 12/15/05	153,484	153,484
Dorada Finance Inc.
2.66%, 07/29/05 (4)	127,392	127,373
Fairway Finance LLC
2.40%, 03/14/05	153,484	153,484
Fifth Third Bancorp
2.48%, 02/23/06 (4)	306,968	306,968
Five Finance Inc.
2.53%, 04/29/05 (4)	122,787	122,784
General Electric Capital Corp.
2.52%, 02/09/06	69,068	69,172
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	75,577	75,577
Hartford Life Global Funding Trust
2.53%, 02/15/06	153,484	153,484
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	460,453	460,452
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	537,195	537,167
Leafs LLC
2.50%, 01/20/06	115,113	115,113
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	629,285	629,464
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	383,711	383,677
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	567,892	568,021
Norddeutsche Landesbank
2.63%, 07/27/05	153,484	153,458
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	460,453	460,452

Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	414,407	414,407
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	84,416	84,399
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	782,770	782,814
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	558,222	558,198
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	460,453	460,452
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	537,195	537,144
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	839,559	839,489
Winston Funding Ltd.
2.75%, 04/25/05 (4)	109,588	109,588

		11,068,362

MEDIUM-TERM NOTES—0.07% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	253,249	253,252
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	38,371	38,371

		291,623

MONEY MARKET FUNDS—1.00% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	613,937	613,937
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,995,690	1,995,690
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	1,534,842	1,534,842
BlackRock Temp Cash Money Market Fund	28,624	28,624
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	57,913	57,913

		4,231,006

REPURCHASE AGREEMENTS—1.09% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$1,534,842	1,534,842
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	1,534,842	1,534,842
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	1,534,842	1,534,842

		4,604,526

TIME DEPOSITS—0.77% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	260,923	260,920
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	230,226	230,227
BNP Paribas (New York)
2.78%, 07/11/05	153,484	153,484
First Tennessee Bank
2.31%, 02/03/05	153,484	153,484
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	251,714	251,712
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	153,484	153,484
National City Bank (Ohio)
2.50%, 02/01/05	205,588	205,588

Norddeutsche Landesbank
2.11%, 06/07/05	153,484	153,474
Royal Bank of Scotland
2.54%, 03/22/05	38,371	38,371
Societe Generale
2.51%, 02/01/05	153,484	153,484
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	675,331	675,295
UBS Finance (Connecticut)
2.67%, 11/09/05	61,394	61,389
Washington Mutual Bank
2.27-2.35%, 02/02/05	383,711	383,711
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	383,711	383,710

		3,258,333

U.S. GOVERNMENT AGENCY NOTES—0.10% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	183,955	183,503
Federal National Mortgage Association
2.33%, 07/22/05	230,226	227,684

		411,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,397,757)		28,397,757

TOTAL INVESTMENTS IN SECURITIES—106.66%
(Cost: $392,641,242) (7)		451,416,025
Other Assets, Less Liabilities—(6.66%)		(28,179,555)

NET ASSETS—100.00%		$423,236,470

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $400,625,964. Net unrealized appreciation aggregated $50,790,061, of which $78,504,368 represented gross unrealized appreciation on securities and $27,714,307 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.96%

ELECTRIC—88.29%
AES Corp. (The) (1)	881,045	$12,378,682
Allegheny Energy Inc. (1) (2)	173,135	3,348,431
ALLETE Inc.	36,057	1,491,678
Alliant Energy Corp.	154,044	4,236,210
Ameren Corp.	264,788	13,271,175
American Electric Power Co. Inc.	539,240	19,008,210
Aquila Inc. (1) (2)	321,814	1,190,712
Avista Corp.	66,101	1,168,005
Black Hills Corp. (2)	44,320	1,320,293
Calpine Corp. (1) (2)	607,135	2,021,759
CenterPoint Energy Inc. (2)	369,286	4,154,467
Cinergy Corp.	229,396	9,242,365
Cleco Corp.	67,428	1,330,354
CMS Energy Corp. (1) (2)	259,436	2,731,861
Consolidated Edison Inc. (2)	329,083	14,436,871
Constellation Energy Group Inc.	239,156	11,957,800
Dominion Resources Inc.	463,676	32,169,841
DPL Inc. (2)	163,327	4,244,869
DTE Energy Co.	236,793	10,373,901
Duke Energy Corp.	1,278,045	34,238,825
Duquesne Light Holdings Inc. (2)	104,469	1,938,945
Edison International	407,874	13,243,669
El Paso Electric Co. (1)	64,981	1,263,231
Energy East Corp.	199,997	5,239,921
Entergy Corp.	309,248	21,498,921
Exelon Corp.	899,669	39,810,353
FirstEnergy Corp.	449,534	17,873,472
FPL Group Inc.	232,190	17,795,042
Great Plains Energy Inc. (2)	101,157	3,066,069
Hawaiian Electric Industries Inc. (2)	109,481	3,186,992
IDACORP Inc. (2)	51,781	1,568,446
NiSource Inc.	359,154	8,224,627
Northeast Utilities	174,667	3,266,273
NRG Energy Inc. (1) (2)	114,362	4,002,670
NSTAR	72,227	4,064,936
Pepco Holdings Inc.	253,102	5,530,279
PG&E Corp. (1)	546,394	19,123,790
Pinnacle West Capital Corp. (2)	124,488	5,191,150
PNM Resources Inc. (2)	74,443	1,878,197
PPL Corp.	257,472	13,903,488
Progress Energy Inc.	336,362	14,884,018
Public Service Enterprise Group Inc.	323,321	17,055,183
Puget Energy Inc.	135,508	3,254,902
Reliant Energy Inc. (1) (2)	406,712	5,063,564
SCANA Corp.	137,540	5,370,937
Sierra Pacific Resources Corp. (1) (2)	159,190	1,566,430
Southern Co. (The)	1,005,773	33,964,954
TECO Energy Inc. (2)	256,787	4,111,160
TXU Corp. (2)	404,509	27,992,023
UniSource Energy Corp.	43,838	1,337,059
Westar Energy Inc.	116,509	2,714,660

Wisconsin Energy Corp.	160,327	5,479,977
WPS Resources Corp. (2)	50,805	2,596,135
Xcel Energy Inc.	544,962	9,912,859

		511,290,641

GAS—8.82%
AGL Resources Inc.	96,810	3,354,466
Atmos Energy Corp.	104,238	2,887,393
Energen Corp.	44,650	2,618,276
KeySpan Corp.	218,329	8,617,446
New Jersey Resources Corp. (2)	37,536	1,645,954
Nicor Inc. (2)	60,100	2,218,892
Northwest Natural Gas Co. (2)	37,274	1,265,452
ONEOK Inc. (2)	131,114	3,631,858
Peoples Energy Corp.	51,325	2,198,250
Piedmont Natural Gas Co. (2)	98,174	2,280,582
Sempra Energy	277,805	10,339,902
Southern Union Co. (1)	98,070	2,286,992
UGI Corp.	69,165	2,882,106
Vectren Corp.	103,491	2,857,386
WGL Holdings Inc. (2)	66,357	2,014,598

		51,099,553

PIPELINES—2.31%
Equitable Resources Inc.	79,805	4,552,077
National Fuel Gas Co. (2)	106,464	3,002,285
Questar Corp.	114,499	5,816,549

		13,370,911

WATER—0.54%
Aqua America Inc.	129,347	3,108,208

		3,108,208

TOTAL COMMON STOCKS
(Cost: $472,008,447)		578,869,313

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—14.35%

COMMERCIAL PAPER—2.31% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$45,277	45,142
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	355,042	354,584
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	792,352	792,171
CRC Funding LLC
2.21%, 02/07/05	113,193	113,152
DEPFA Bank PLC
2.28%, 05/03/05	226,386	225,084
Edison Asset Securitization
2.26%, 05/04/05	565,966	562,697
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	905,545	904,859
Ford Credit Auto Receivables
2.28%, 04/27/05	339,579	337,751
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	565,966	564,613
Fortis Funding LLC
2.35%, 05/09/05	633,882	629,868

General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	2,943,021	2,940,250
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	477,779	477,649
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	565,966	565,182
Jupiter Securitization Corp.
2.30%, 02/01/05	226,386	226,386
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	362,218	362,022
Moat Funding LLC
2.50%, 03/23/05	90,555	90,240
Mortgage Interest Networking Trust
2.24%, 02/01/05	294,302	294,302
Nationwide Building Society
2.21%, 02/10/05	452,773	452,522
New Center Asset Trust
2.25%, 02/02/05	425,606	425,580
Nordea North America Inc.
2.74%, 07/11/05	226,386	223,629
Park Granada LLC
2.55%, 03/21/05	90,555	90,247
Preferred Receivables Funding Corp.
2.30%, 02/02/05	226,386	226,372
Santander Central Hispano
2.75%, 07/08/05	565,966	559,190
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	1,018,865	1,016,003
Solitaire Funding Ltd.
2.28%, 02/02/05	288,624	288,606
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	445,809	445,163
Windmill Funding Corp.
2.55%, 03/08/05	158,470	158,078

		13,371,342

FLOATING RATE NOTES—5.64% (3)

American Express Centurion Bank
2.48%, 01/24/06	679,159	679,159
American Express Credit Corp.
2.56%, 10/26/05	905,545	905,878
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	294,302	294,219
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	1,697,897	1,698,055
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	1,539,427	1,539,089
Cancara Asset Securitisation LLC
2.44%, 02/15/05	801,407	801,407
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	905,545	905,457
Commodore CDO Ltd.
2.55%, 12/12/05	113,193	113,193
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	1,358,318	1,358,074
DEPFA Bank PLC
2.47%, 12/15/05	452,773	452,773
Dorada Finance Inc.
2.66%, 07/29/05 (4)	375,801	375,746
Fairway Finance LLC
2.40%, 03/14/05	452,773	452,773
Fifth Third Bancorp
2.48%, 02/23/06 (4)	905,545	905,545

Five Finance Inc.
2.53%, 04/29/05 (4)	362,218	362,209
General Electric Capital Corp.
2.52%, 02/09/06	203,748	204,052
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	222,951	222,951
Hartford Life Global Funding Trust
2.53%, 02/15/06	452,773	452,773
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	1,358,318	1,358,319
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	1,584,704	1,584,620
Leafs LLC
2.50%, 01/20/06	339,579	339,579
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	1,856,367	1,856,894
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	1,131,931	1,131,834
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	1,675,258	1,675,644
Norddeutsche Landesbank
2.63%, 07/27/05	452,773	452,696
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	1,358,318	1,358,318
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	1,222,486	1,222,487
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	249,025	248,972
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	2,309,140	2,309,269
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	1,646,734	1,646,662
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	1,358,318	1,358,318
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	1,584,704	1,584,550
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	2,476,666	2,476,454
Winston Funding Ltd.
2.75%, 04/25/05 (4)	323,280	323,280

		32,651,249

MEDIUM-TERM NOTES—0.15% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	747,075	747,083
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	113,193	113,193

		860,276

MONEY MARKET FUNDS—2.03% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	1,811,090	1,811,090
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	5,176,564	5,176,564
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	4,527,725	4,527,725
BlackRock Temp Cash Money Market Fund	84,439	84,439
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	170,843	170,843

		11,770,661

REPURCHASE AGREEMENTS—2.35% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$4,527,725	4,527,725
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	4,527,725	4,527,725
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	4,527,725	4,527,725

		13,583,175

TIME DEPOSITS—1.66% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	769,713	769,703
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	679,159	679,161
BNP Paribas (New York)
2.78%, 07/11/05	452,773	452,773
First Tennessee Bank
2.31%, 02/03/05	452,773	452,773
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	742,547	742,543
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	452,773	452,772
National City Bank (Ohio)
2.50%, 02/01/05	606,476	606,476
Norddeutsche Landesbank
2.11%, 06/07/05	452,773	452,742
Royal Bank of Scotland
2.54%, 03/22/05	113,193	113,193
Societe Generale
2.51%, 02/01/05	452,773	452,773
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	1,992,199	1,992,093
UBS Finance (Connecticut)
2.67%, 11/09/05	181,109	181,095
Washington Mutual Bank
2.27-2.35%, 02/02/05	1,131,931	1,131,931
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	1,131,931	1,131,932

		9,611,960

U.S. GOVERNMENT AGENCY NOTES—0.21% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	542,661	541,328
Federal National Mortgage Association
2.33%, 07/22/05	679,159	671,658

		1,212,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,061,649)		83,061,649

TOTAL INVESTMENTS IN SECURITIES—114.31%
(Cost: $555,070,096) (7)		661,930,962
Other Assets, Less Liabilities—(14.31%)		(82,843,495)

NET ASSETS—100.00%		$579,087,467

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $565,900,194. Net unrealized appreciation aggregated $96,030,768, of which $109,403,320 represented gross unrealized appreciation on securities and $13,372,552 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.12%
Getty Images Inc. (1) (2)	248	$17,286
Lamar Advertising Co. (1)	152	6,533

		23,819

AEROSPACE & DEFENSE—1.35%
Boeing Co. (The)	864	43,718
Raytheon Co.	472	17,653
Rockwell Collins Inc.	296	12,698
United Technologies Corp.	1,960	197,333

		271,402

AIRLINES—0.45%
JetBlue Airways Corp. (1) (2)	96	1,900
Southwest Airlines Co.	6,168	89,313

		91,213

APPAREL—0.13%
Nike Inc. Class B	192	16,633
Reebok International Ltd.	112	4,987
Timberland Co. Class A (1)	72	4,733

		26,353

AUTO MANUFACTURERS—0.16%
Ford Motor Co.	2,384	31,397

		31,397

AUTO PARTS & EQUIPMENT—0.39%
Cooper Tire & Rubber Co.	96	2,075
Delphi Corp.	5,392	40,925
Johnson Controls Inc.	608	35,969

		78,969

BANKS—12.22%
Bank of America Corp.	12,064	559,408
Bank of Hawaii Corp.	104	4,983
Banknorth Group Inc.	2,504	89,793
Comerica Inc.	1,296	74,987
First Horizon National Corp.	5,296	225,451
M&T Bank Corp.	2,152	220,279
National City Corp.	1,032	36,688
Northern Trust Corp.	1,464	63,889
PNC Financial Services Group	2,272	122,393
Regions Financial Corp.	872	27,904
State Street Corp.	752	33,697
U.S. Bancorp	1,784	53,609
Wells Fargo & Co.	15,464	947,943

		2,461,024

BEVERAGES—1.22%
Coca-Cola Enterprises Inc.	144	3,161
Coors (Adolph) Co. Class B	184	13,726
PepsiCo Inc.	4,248	228,118

		245,005

BIOTECHNOLOGY—2.66%
Amgen Inc. (1)	5,312	330,619
Biogen Idec Inc. (1)	520	33,779
Genentech Inc. (1)	2,232	106,489
Genzyme Corp. (1)	328	19,093
MedImmune Inc. (1)	104	2,460
Millipore Corp. (1)	952	41,441
Nektar Therapeutics (1)	112	1,887

		535,768

BUILDING MATERIALS—0.17%
Florida Rock Industries Inc.	560	34,972

		34,972

CHEMICALS—2.52%
Ecolab Inc.	8,672	291,813
Praxair Inc.	2,232	96,311
Rohm & Haas Co.	2,712	119,979

		508,103

COMMERCIAL SERVICES—0.27%
BearingPoint Inc. (1)	352	2,777
Convergys Corp. (1)	232	3,315
Deluxe Corp.	440	16,839
Laureate Education Inc. (1)	112	4,968
Moody’s Corp.	96	8,043
Paychex Inc.	312	9,513
Service Corp. International (1)	504	3,478
ServiceMaster Co. (The)	464	5,981

		54,914

COMPUTERS—2.75%
Cadence Design Systems Inc. (1)	448	5,972
Electronic Data Systems Corp.	1,176	25,190
EMC Corp. (1)	1,288	16,873
Hewlett-Packard Co.	14,168	277,551
International Business Machines Corp.	912	85,199
Lexmark International Inc. (1)	592	49,343
Maxtor Corp. (1)	424	2,005
National Instruments Corp.	1,488	40,682
Network Appliance Inc. (1)	504	16,047
Sun Microsystems Inc. (1)	5,080	22,149
SunGard Data Systems Inc. (1)	496	13,337

		554,348

COSMETICS & PERSONAL CARE—4.43%
Avon Products Inc.	2,912	122,945
Colgate-Palmolive Co.	128	6,725
Gillette Co. (The)	2,040	103,469
Procter & Gamble Co.	12,384	659,200

		892,339

DISTRIBUTION & WHOLESALE—0.22%
Fastenal Co. (2)	744	44,737

		44,737

DIVERSIFIED FINANCIAL SERVICES—8.43%
Countrywide Financial Corp.	608	22,496
Doral Financial Corp.	896	38,752
Federal Home Loan Mortgage Corp.	4,440	289,888
Federal National Mortgage Association	13,144	848,840

Instinet Group Inc. (1)	608	3,745
MBNA Corp.	7,768	206,473
Nuveen Investments Inc. Class A	5,936	220,226
Schwab (Charles) Corp. (The)	2,544	28,595
SLM Corp.	760	38,144

		1,697,159

ELECTRIC—0.18%
Calpine Corp. (1)	848	2,824
Northeast Utilities	216	4,039
Pinnacle West Capital Corp.	584	24,353
Reliant Energy Inc. (1)	400	4,980
TXU Corp.	8	554

		36,750

ELECTRONICS—1.01%
Agilent Technologies Inc. (1)	904	19,987
Applera Corp. - Applied Biosystems Group	600	12,030
Arrow Electronics Inc. (1)	2,480	58,553
Avnet Inc. (1)	328	5,878
PerkinElmer Inc.	208	4,782
Sanmina-SCI Corp. (1)	800	4,944
Thermo Electron Corp. (1)	3,280	98,203

		204,377

ENTERTAINMENT—0.04%
Metro-Goldwyn-Mayer Inc.	696	8,296

		8,296

FOOD—3.55%
General Mills Inc.	12,272	650,293
SUPERVALU Inc.	504	15,931
Whole Foods Market Inc.	544	48,644

		714,868

FOREST PRODUCTS & PAPER—0.30%
International Paper Co.	456	17,852
Temple-Inland Inc.	664	42,230

		60,082

HEALTH CARE-PRODUCTS—5.59%
Baxter International Inc.	8,472	286,015
Becton, Dickinson & Co.	432	24,473
Boston Scientific Corp. (1)	760	25,126
Edwards Lifesciences Corp. (1)	144	5,861
Guidant Corp.	1,584	114,824
Johnson & Johnson	7,200	465,840
Medtronic Inc.	2,776	145,712
Zimmer Holdings Inc. (1)	744	58,664

		1,126,515

HEALTH CARE-SERVICES—0.57%
PacifiCare Health Systems Inc. (1)	152	9,353
UnitedHealth Group Inc.	496	44,094
WellPoint Inc. (1)	512	62,208

		115,655

HOME BUILDERS—0.14%
Centex Corp.	48	2,943
D.R. Horton Inc.	480	19,094
Pulte Homes Inc.	80	5,286

		27,323

HOME FURNISHINGS—1.18%
Harman International Industries Inc.	240	29,196
Whirlpool Corp.	3,056	208,603

		237,799

HOUSEHOLD PRODUCTS & WARES—0.20%
Avery Dennison Corp.	656	39,419

		39,419

INSURANCE—5.46%
CIGNA Corp.	480	38,520
Cincinnati Financial Corp.	4,056	178,951
Hartford Financial Services Group Inc.	1,048	70,520
MBIA Inc.	704	42,057
Nationwide Financial Services Inc.	3,224	119,127
Principal Financial Group Inc.	528	21,426
Prudential Financial Inc.	1,952	105,232
SAFECO Corp.	1,632	75,562
St. Paul Travelers Companies Inc.	11,584	434,863
UNUMProvident Corp.	496	8,516
Wesco Financial Corp.	16	6,080

		1,100,854

INTERNET—1.64%
Amazon.com Inc. (1)	1,576	68,115
eBay Inc. (1)	968	78,892
IAC/InterActiveCorp (1)	832	20,159
Symantec Corp. (1)	3,144	73,412
Yahoo! Inc. (1)	2,576	90,701

		331,279

INVESTMENT COMPANIES—0.08%
Allied Capital Corp. (2)	624	15,981

		15,981

IRON & STEEL—0.12%
Nucor Corp.	264	14,826
United States Steel Corp.	184	9,531

		24,357

LEISURE TIME—0.15%
Harley-Davidson Inc.	416	25,006
Sabre Holdings Corp.	208	4,389

		29,395

LODGING—1.56%
Caesars Entertainment Inc. (1)	480	9,278
Marriott International Inc. Class A	4,824	304,780

		314,058

MACHINERY—1.22%
Cummins Inc.	1,368	106,253
Deere & Co.	1,584	109,977
Graco Inc.	856	30,516

		246,746

MANUFACTURING—4.41%
Donaldson Co. Inc.	1,392	43,403
Eastman Kodak Co.	424	14,030
General Electric Co.	12,104	437,318
SPX Corp.	24	1,006
3M Co.	4,648	392,105

		887,862

MEDIA—3.58%
Comcast Corp. Class A (1)	5,256	169,191
Liberty Media Corp. Class A	4,448	46,437
New York Times Co. Class A	5,840	227,059
Radio One Inc. Class D (1)	120	1,884
Sirius Satellite Radio Inc. (1) (2)	2,728	18,059
UnitedGlobalCom Inc. Class A (1)	440	4,299
Univision Communications Inc. Class A (1)	6,624	180,901
Washington Post Co. (The) Class B	80	73,160

		720,990

METAL FABRICATE & HARDWARE—0.27%
Worthington Industries Inc.	2,648	54,231

		54,231

MINING—0.01%
Alcoa Inc.	96	2,833

		2,833

OFFICE & BUSINESS EQUIPMENT—1.62%
IKON Office Solutions Inc.	232	2,494
Pitney Bowes Inc.	3,984	178,244
Xerox Corp. (1)	9,152	145,334

		326,072

OFFICE FURNISHINGS—0.14%
Herman Miller Inc.	1,056	28,216

		28,216

OIL & GAS—4.53%
Apache Corp.	1,888	102,745
Chesapeake Energy Corp.	408	7,169
ChevronTexaco Corp.	2,704	147,098
Devon Energy Corp.	504	20,498
EOG Resources Inc.	272	20,196
Exxon Mobil Corp.	5,600	288,960
Marathon Oil Corp.	560	21,689
Newfield Exploration Co. (1)	496	30,355
Noble Energy Inc.	600	35,502
Patina Oil & Gas Corp.	728	26,703
Pioneer Natural Resources Co.	2,880	110,563
Pogo Producing Co.	104	4,423
Pride International Inc. (1) (2)	232	5,426
Transocean Inc. (1)	448	19,712
Valero Energy Corp.	1,112	57,857
XTO Energy Inc.	408	14,651

		913,547

OIL & GAS SERVICES—0.37%
Schlumberger Ltd.	208	14,152
Smith International Inc. (1)	896	53,043
Tidewater Inc.	88	3,411
Varco International Inc. (1)	160	4,898

		75,504

PHARMACEUTICALS—3.29%
Bristol-Myers Squibb Co.	11,920	279,405
Caremark Rx Inc. (1)	168	6,569
Eon Labs Inc. (1)	72	1,847
Forest Laboratories Inc. (1)	872	36,214
Lilly (Eli) & Co.	32	1,736
Medco Health Solutions Inc. (1)	440	18,731
Merck & Co. Inc.	3,056	85,721
OSI Pharmaceuticals Inc. (1)	64	4,166
Pfizer Inc.	9,376	226,524
VCA Antech Inc. (1)	48	890

		661,803

PIPELINES—0.60%
Kinder Morgan Inc.	1,608	120,664

		120,664

REAL ESTATE INVESTMENT TRUSTS—0.11%
Duke Realty Corp.	216	6,718
General Growth Properties Inc.	344	10,929
HRPT Properties Trust	288	3,430
Trizec Properties Inc.	16	283

		21,360

RETAIL—3.65%
Barnes & Noble Inc. (1)	112	3,662
Bed Bath & Beyond Inc. (1)	480	19,339
Borders Group Inc.	136	3,570
CVS Corp.	568	26,327
Darden Restaurants Inc.	448	13,243
Dollar General Corp.	3,296	66,612
Family Dollar Stores Inc.	1,600	53,520
Gap Inc. (The)	2,960	65,150
Lowe’s Companies Inc.	288	16,413
McDonald’s Corp.	560	18,138
MSC Industrial Direct Co. Inc. Class A	64	2,216
Nordstrom Inc.	544	26,248
Office Depot Inc. (1)	560	9,682
Penney (J.C.) Co. Inc. (Holding Co.)	520	22,214
PETsMART Inc.	960	29,021
Ruby Tuesday Inc.	120	3,053
Staples Inc.	5,696	186,487
Starbucks Corp. (1)	2,112	114,048
Target Corp.	8	406
TJX Companies Inc.	896	22,436
Toys R Us Inc. (1)	368	7,894
Wendy’s International Inc.	648	25,415

		735,094

SAVINGS & LOANS—1.20%
Golden West Financial Corp.	584	37,738
Sovereign Bancorp Inc.	928	21,103
Washington Mutual Inc.	4,520	182,382

		241,223

SEMICONDUCTORS—3.30%
Advanced Micro Devices Inc. (1)	136	2,149
Agere Systems Inc. Class B (1)	1,288	1,855
Altera Corp. (1)	24	461
Applied Materials Inc. (1)	4,384	69,706
Atmel Corp. (1)	680	2,081
Intel Corp.	18,128	406,974
Lam Research Corp. (1)	176	4,710
LSI Logic Corp. (1)	520	3,177
Microchip Technology Inc.	800	20,840
Micron Technology Inc. (1)	808	8,411
Rambus Inc. (1)	144	2,598
Texas Instruments Inc.	4,528	105,095
Xilinx Inc.	1,232	35,962

		664,019

SOFTWARE—6.58%
Acxiom Corp.	136	3,139
Adobe Systems Inc.	672	38,237

Autodesk Inc.	920	27,020
Automatic Data Processing Inc.	496	21,566
BEA Systems Inc. (1)	9,472	80,701
BMC Software Inc. (1)	368	6,193
Citrix Systems Inc. (1)	232	4,976
Compuware Corp. (1)	680	4,692
Electronic Arts Inc. (1)	1,416	91,105
Microsoft Corp.	28,808	757,074
Novell Inc. (1)	2,328	13,433
Oracle Corp. (1)	8,576	118,092
Pixar Inc. (1) (2)	1,624	141,564
Red Hat Inc. (1) (2)	208	2,257
Siebel Systems Inc. (1)	800	6,968
Total System Services Inc.	320	7,555

		1,324,572

TELECOMMUNICATIONS—4.77%
ADC Telecommunications Inc. (1)	1,272	3,269
American Tower Corp. Class A (1)	352	6,378
AT&T Corp.	1,648	31,625
Avaya Inc. (1)	584	8,380
BellSouth Corp.	448	11,756
CIENA Corp. (1)	1,072	2,734
Cisco Systems Inc. (1)	15,976	288,207
Corning Inc. (1)	1,872	20,480
Crown Castle International Corp. (1)	400	6,560
JDS Uniphase Corp. (1)	2,112	4,520
Juniper Networks Inc. (1)	824	20,707
Level 3 Communications Inc. (1) (2)	800	2,192
Lucent Technologies Inc. (1)	9,872	32,183
Motorola Inc.	5,240	82,478
Nextel Communications Inc. Class A (1)	1,952	56,003
Nextel Partners Inc. Class A (1) (2)	496	9,865
Plantronics Inc.	288	10,716
QUALCOMM Inc.	2,656	98,909
Tellabs Inc. (1)	8,544	60,833
3Com Corp. (1)	704	2,584
United States Cellular Corp. (1)	120	5,388
Verizon Communications Inc.	5,496	195,603

		961,370

TRANSPORTATION—1.02%
FedEx Corp.	2,144	205,074

		205,074

TOTAL COMMON STOCKS
(Cost: $19,866,232)		20,129,710

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.36%

COMMERCIAL PAPER—0.05% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$35	35
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	277	277
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	618	619
CRC Funding LLC
2.21%, 02/07/05	88	88

DEPFA Bank PLC
2.28%, 05/03/05	177	176
Edison Asset Securitization
2.26%, 05/04/05	441	439
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	706	706
Ford Credit Auto Receivables
2.28%, 04/27/05	265	263
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	441	440
Fortis Funding LLC
2.35%, 05/09/05	494	491
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	2,295	2,292
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	373	372
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	441	441
Jupiter Securitization Corp.
2.30%, 02/01/05	177	177
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	282	282
Moat Funding LLC
2.50%, 03/23/05	71	70
Mortgage Interest Networking Trust
2.24%, 02/01/05	229	229
Nationwide Building Society
2.21%, 02/10/05	353	353
New Center Asset Trust
2.25%, 02/02/05	332	332
Nordea North America Inc.
2.74%, 07/11/05	177	174
Park Granada LLC
2.55%, 03/21/05	71	70
Preferred Receivables Funding Corp.
2.30%, 02/02/05	177	177
Santander Central Hispano
2.75%, 07/08/05	441	436
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	794	793
Solitaire Funding Ltd.
2.28%, 02/02/05	225	225
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	348	347
Windmill Funding Corp.
2.55%, 03/08/05	124	123

		10,427

FLOATING RATE NOTES—0.13% (3)

American Express Centurion Bank
2.48%, 01/24/06	530	530
American Express Credit Corp.
2.56%, 10/26/05	706	706
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	229	229
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	1,324	1,325
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	1,200	1,200
Cancara Asset Securitisation LLC
2.44%, 02/15/05	625	625
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	706	706

Commodore CDO Ltd.
2.55%, 12/12/05	88	88
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	1,059	1,059
DEPFA Bank PLC
2.47%, 12/15/05	353	353
Dorada Finance Inc.
2.66%, 07/29/05 (4)	293	293
Fairway Finance LLC
2.40%, 03/14/05	353	353
Fifth Third Bancorp
2.48%, 02/23/06 (4)	706	706
Five Finance Inc.
2.53%, 04/29/05 (4)	282	282
General Electric Capital Corp.
2.52%, 02/09/06	159	160
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	174	174
Hartford Life Global Funding Trust
2.53%, 02/15/06	353	353
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	1,059	1,059
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	1,236	1,237
Leafs LLC
2.50%, 01/20/06	265	265
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	1,447	1,447
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	883	884
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	1,306	1,306
Norddeutsche Landesbank
2.63%, 07/27/05	353	353
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	1,059	1,059
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	953	954
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	194	195
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	1,801	1,802
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	1,284	1,285
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	1,059	1,060
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	1,236	1,237
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	1,931	1,935
Winston Funding Ltd.
2.75%, 04/25/05 (4)	252	252

		25,472

MEDIUM-TERM NOTES—0.00% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	583	582
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	88	88

		670

MONEY MARKET FUNDS—0.08% (3)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	1,412	1,412
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	11,525	11,525
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	3,530	3,530
BlackRock Temp Cash Money Market Fund	66	66
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	133	133

		16,666

REPURCHASE AGREEMENTS—0.05% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$3,530	3,530
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	3,530	3,530
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	3,530	3,530

		10,590

TIME DEPOSITS—0.04% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	600	586
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	530	530
BNP Paribas (New York)
2.78%, 07/11/05	353	353
First Tennessee Bank
2.31%, 02/03/05	353	353
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	579	579
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	353	353
National City Bank (Ohio)
2.50%, 02/01/05	473	473
Norddeutsche Landesbank
2.11%, 06/07/05	353	353
Royal Bank of Scotland
2.54%, 03/22/05	88	88
Societe Generale
2.51%, 02/01/05	353	353
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	1,553	1,555
UBS Finance (Connecticut)
2.67%, 11/09/05	141	142
Washington Mutual Bank
2.27-2.35%, 02/02/05	883	883
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	883	883

		7,484

U.S. GOVERNMENT AGENCY NOTES—0.01% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	423	422
Federal National Mortgage Association
2.33%, 07/22/05	530	524

		946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,255)		72,255

TOTAL INVESTMENTS IN SECURITIES—100.29%
(Cost: $19,938,487) (7)		20,201,965
Other Assets, Less Liabilities — (0.29%)		(57,986)

NET ASSETS—100.00%		$20,143,979

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $19,938,487. Net unrealized appreciation aggregated $263,478, of which $374,802 represented gross unrealized appreciation on securities and $111,324 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.46%
Omnicom Group Inc.	2,431	$206,368

		206,368

AEROSPACE & DEFENSE—4.15%
Boeing Co. (The)	9,266	468,860
General Dynamics Corp.	2,168	223,846
Lockheed Martin Corp.	4,618	266,967
Raytheon Co.	5,882	219,987
United Technologies Corp. (1)	6,646	669,119

		1,848,779

AGRICULTURE—0.42%
Monsanto Co.	3,485	188,643

		188,643

APPAREL—0.44%
Nike Inc. Class B	2,243	194,311

		194,311

AUTO MANUFACTURERS—0.36%
PACCAR Inc.	2,252	159,126

		159,126

BANKS—5.43%
Fifth Third Bancorp	6,458	300,103
M&T Bank Corp. (1)	1,088	111,368
Mellon Financial Corp.	5,501	161,454
Northern Trust Corp.	2,524	110,147
Regions Financial Corp. (1)	6,030	192,960
State Street Corp.	4,363	195,506
Wells Fargo & Co.	21,970	1,346,761

		2,418,299

BEVERAGES—6.69%
Anheuser-Busch Companies Inc.	10,402	511,570
Coca-Cola Co. (The)	29,275	1,214,620
Coca-Cola Enterprises Inc.	3,218	70,635
PepsiCo Inc. (1)	22,056	1,184,407

		2,981,232

BUILDING MATERIALS—0.48%
Masco Corp.	5,758	211,894

		211,894

CHEMICALS—1.79%
Du Pont (E.I.) de Nemours and Co.	12,961	616,425
Praxair Inc.	4,217	181,964

		798,389

COMMERCIAL SERVICES—1.04%
Accenture Ltd. (2)	5,824	151,715
Cendant Corp.	13,269	312,485

		464,200

COMPUTERS—5.12%
International Business Machines Corp.	22,391	2,091,767
Sun Microsystems Inc. (2)	43,383	189,150

		2,280,917

COSMETICS & PERSONAL CARE—4.77%
Colgate-Palmolive Co.	6,920	363,577
Procter & Gamble Co. (1)	33,090	1,761,381

		2,124,958

DIVERSIFIED FINANCIAL SERVICES—4.07%
American Express Co.	14,638	780,937
Capital One Financial Corp.	3,126	244,703
Countrywide Financial Corp.	7,345	271,765
Franklin Resources Inc.	1,821	123,573
MBNA Corp.	14,668	389,875

		1,810,853

ELECTRIC—0.60%
TXU Corp. (1)	3,873	268,012

		268,012

ELECTRONICS—0.29%
Agilent Technologies Inc. (2)	5,766	127,486

		127,486

ENVIRONMENTAL CONTROL—0.49%
Waste Management Inc.	7,519	218,051

		218,051

FOOD—1.26%
Hershey Foods Corp.	2,249	131,544
Kellogg Co.	3,067	136,911
Sysco Corp.	8,334	291,440

		559,895

HEALTH CARE-PRODUCTS—6.61%
Baxter International Inc.	8,018	270,688
Becton, Dickinson & Co.	3,055	173,066
Johnson & Johnson	38,627	2,499,167

		2,942,921

HEALTH CARE-SERVICES—2.14%
Aetna Inc.	1,990	252,829
HCA Inc. (1)	5,182	230,703
WellPoint Inc. (2)	3,852	468,018

		951,550

HOUSEHOLD PRODUCTS & WARES—0.62%
Clorox Co.	2,018	119,910
Fortune Brands Inc.	1,871	157,127

		277,037

INSURANCE—5.45%
AFLAC Inc.	6,612	261,240
American International Group Inc.	29,787	1,974,580
Progressive Corp. (The)	2,278	190,555

		2,426,375

LODGING—0.34%
Marriott International Inc. Class A	2,382	150,495

		150,495

MACHINERY—0.89%
Caterpillar Inc.	4,451	396,584

		396,584

MANUFACTURING—14.31%
General Electric Co.	137,376	4,963,395
Illinois Tool Works Inc.	3,386	294,514
Ingersoll-Rand Co. Class A	2,277	169,363
Tyco International Ltd.	26,162	945,495

		6,372,767

MEDIA—3.72%
Clear Channel Communications Inc.	7,014	227,464
Fox Entertainment Group Inc. Class A (2)	2,291	77,092
Gannett Co. Inc.	3,554	284,462
McGraw-Hill Companies Inc. (The)	2,481	224,531
Tribune Co.	2,734	109,305
Viacom Inc. Class A	514	19,342
Viacom Inc. Class B	19,164	715,584

		1,657,780

MINING—1.24%
Alcoa Inc.	11,294	333,286
Newmont Mining Corp.	5,295	220,219

		553,505

OFFICE & BUSINESS EQUIPMENT—0.44%
Xerox Corp. (2)	12,366	196,372

		196,372

OIL & GAS—1.06%
Apache Corp.	4,228	230,088
Devon Energy Corp. (1)	5,980	243,207

		473,295

OIL & GAS SERVICES—0.53%
Halliburton Co.	5,726	235,510

		235,510

PHARMACEUTICALS—9.98%
Abbott Laboratories	20,331	915,302
Cardinal Health Inc.	5,611	316,012
Medco Health Solutions Inc. (2)	3,510	149,421
Pfizer Inc.	98,267	2,374,131
Wyeth	17,375	688,571

		4,443,437

REAL ESTATE INVESTMENT TRUSTS—0.38%
Simon Property Group Inc.	2,868	170,072

		170,072

RETAIL—6.14%
CVS Corp.	5,152	238,795
Gap Inc. (The) (1)	8,513	187,371
Home Depot Inc.	28,940	1,194,064
Limited Brands Inc.	4,467	105,868
McDonald’s Corp.	16,354	529,706
Penney (J.C.) Co. Inc. (Holding Co.)	3,313	141,531
TJX Companies Inc.	6,528	163,461
Yum! Brands Inc.	3,798	176,037

		2,736,833

SAVINGS & LOANS—0.57%
Golden West Financial Corp.	3,962	256,024

		256,024

SOFTWARE—2.33%
Automatic Data Processing Inc.	7,667	333,361
Oracle Corp. (2)	51,264	705,905

		1,039,266

TELECOMMUNICATIONS—2.83%
Corning Inc. (2)	18,075	197,741
Lucent Technologies Inc. (1) (2)	55,892	182,208
Motorola Inc.	30,440	479,126
Nextel Communications Inc. Class A (2)	13,997	401,574

		1,260,649

TRANSPORTATION—2.49%
FedEx Corp.	3,894	372,461
Norfolk Southern Corp.	5,167	180,432
United Parcel Service Inc. Class B	7,480	558,606

		1,111,499

TOTAL COMMON STOCKS
(Cost: $43,498,168)		44,513,384

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.36%

COMMERCIAL PAPER—1.03% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$1,546	1,542
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	12,126	12,110
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	27,061	27,054
CRC Funding LLC
2.21%, 02/07/05	3,866	3,865
DEPFA Bank PLC
2.28%, 05/03/05	7,732	7,687
Edison Asset Securitization
2.26%, 05/04/05	19,329	19,218
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	30,927	30,903
Ford Credit Auto Receivables
2.28%, 04/27/05	11,597	11,535
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	19,329	19,282
Fortis Funding LLC
2.35%, 05/09/05	21,649	21,512
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	100,511	100,417
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	16,317	16,313
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	19,329	19,302
Jupiter Securitization Corp.
2.30%, 02/01/05	7,732	7,732
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	12,371	12,364

Moat Funding LLC
2.50%, 03/23/05	3,093	3,082
Mortgage Interest Networking Trust
2.24%, 02/01/05	10,051	10,051
Nationwide Building Society
2.21%, 02/10/05	15,463	15,455
New Center Asset Trust
2.25%, 02/02/05	14,536	14,535
Nordea North America Inc.
2.74%, 07/11/05	7,732	7,638
Park Granada LLC
2.55%, 03/21/05	3,093	3,082
Preferred Receivables Funding Corp.
2.30%, 02/02/05	7,732	7,731
Santander Central Hispano
2.75%, 07/08/05	19,329	19,098
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	34,797	34,699
Solitaire Funding Ltd.
2.28%, 02/02/05	9,857	9,857
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	15,225	15,203
Windmill Funding Corp.
2.55%, 03/08/05	5,412	5,399

		456,666

FLOATING RATE NOTES—2.50% (3)

American Express Centurion Bank
2.48%, 01/24/06	23,195	23,195
American Express Credit Corp.
2.56%, 10/26/05	30,927	30,938
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	10,051	10,049
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	57,987	57,993
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	52,575	52,563
Cancara Asset Securitisation LLC
2.44%, 02/15/05	27,370	27,370
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	30,927	30,924
Commodore CDO Ltd.
2.55%, 12/12/05	3,866	3,866
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	46,390	46,382
DEPFA Bank PLC
2.47%, 12/15/05	15,463	15,464
Dorada Finance Inc.
2.66%, 07/29/05 (4)	12,835	12,833
Fairway Finance LLC
2.40%, 03/14/05	15,463	15,464
Fifth Third Bancorp
2.48%, 02/23/06 (4)	30,927	30,927
Five Finance Inc.
2.53%, 04/29/05 (4)	12,371	12,370
General Electric Capital Corp.
2.52%, 02/09/06	6,958	6,969
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	7,614	7,614
Hartford Life Global Funding Trust
2.53%, 02/15/06	15,463	15,464
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	46,390	46,392

K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	54,122	54,119
Leafs LLC
2.50%, 01/20/06	11,597	11,597
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	63,400	63,418
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	38,658	38,656
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	57,214	57,228
Norddeutsche Landesbank
2.63%, 07/27/05	15,463	15,461
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	46,390	46,391
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	41,751	41,751
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	8,505	8,503
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	78,863	78,867
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	56,240	56,237
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	46,390	46,390
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	54,122	54,118
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	84,584	84,577
Winston Funding Ltd.
2.75%, 04/25/05 (4)	11,041	11,041

		1,115,131

MEDIUM-TERM NOTES—0.07% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	25,514	25,516
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	3,866	3,866

		29,382

MONEY MARKET FUNDS—0.89% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	61,853	61,853
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	154,394	154,394
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	171,454	171,454
BlackRock Temp Cash Money Market Fund	2,884	2,884
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	5,835	5,835

		396,420

REPURCHASE AGREEMENTS—1.04% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$154,633	154,633
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	154,633	154,633
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	154,633	154,633

		463,899

TIME DEPOSITS—0.74% (3)
Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	26,288	26,288
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	23,195	23,195
BNP Paribas (New York)
2.78%, 07/11/05	15,463	15,464
First Tennessee Bank
2.31%, 02/03/05	15,463	15,464
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	25,360	25,360
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	15,463	15,463
National City Bank (Ohio)
2.50%, 02/01/05	20,713	20,713
Norddeutsche Landesbank
2.11%, 06/07/05	15,463	15,462
Royal Bank of Scotland
2.54%, 03/22/05	3,866	3,866
Societe Generale
2.51%, 02/01/05	15,463	15,464
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	68,039	68,035
UBS Finance (Connecticut)
2.67%, 11/09/05	6,185	6,185
Washington Mutual Bank
2.27-2.35%, 02/02/05	38,658	38,658
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	38,658	38,659

		328,276

U.S. GOVERNMENT AGENCY NOTES—0.09% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	18,533	18,487
Federal National Mortgage Association
2.33%, 07/22/05	23,195	22,939

		41,426

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,831,200)		2,831,200

TOTAL INVESTMENTS IN SECURITIES—106.29%
(Cost: $46,329,368) (7)		47,344,584
Other Assets, Less Liabilities—(6.29%)		(2,800,816)

NET ASSETS—100.00%		$44,543,768

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $46,336,021. Net unrealized appreciation aggregated $1,008,563, of which $1,696,649 represented gross unrealized appreciation on securities and $688,086 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.96%

AIRLINES—0.40%
Southwest Airlines Co.	10,230	$148,130

		148,130

BIOTECHNOLOGY—5.30%
Amgen Inc. (1)	18,419	1,146,399
Biogen Idec Inc. (1)	4,924	319,863
Genentech Inc. (1)	6,764	322,711
Genzyme Corp. (1)	3,316	193,024

		1,981,997

COMMERCIAL SERVICES—1.27%
Apollo Group Inc. Class A (1)	2,199	171,940
Moody’s Corp.	1,830	153,317
Paychex Inc.	4,902	149,462

		474,719

COMPUTERS—6.40%
Apple Computer Inc. (1)	5,528	425,103
Dell Inc. (1)	32,345	1,350,727
EMC Corp. (1)	35,207	461,212
Lexmark International Inc. (1)	1,884	157,031

		2,394,073

COSMETICS & PERSONAL CARE—2.79%
Avon Products Inc.	6,879	290,431
Estee Lauder Companies Inc. Class A	1,779	80,304
Gillette Co. (The)	13,262	672,649

		1,043,384

DIVERSIFIED FINANCIAL SERVICES—1.34%
Schwab (Charles) Corp. (The)	16,186	181,931
SLM Corp. (2)	6,343	318,355

		500,286

ENTERTAINMENT—0.42%
International Game Technology Inc.	5,074	158,816

		158,816

FOOD—0.38%
Wrigley (William Jr.) Co.	2,004	141,062

		141,062

HEALTH CARE-PRODUCTS—6.59%
Alcon Inc.	1,135	89,892
Biomet Inc.	3,434	145,876
Boston Scientific Corp. (1)	8,775	290,102
Guidant Corp.	4,576	331,714
Medtronic Inc.	17,593	923,457
St. Jude Medical Inc. (1)	5,201	204,295
Stryker Corp.	4,033	198,182
Zimmer Holdings Inc. (1)	3,550	279,918

		2,463,436

HEALTH CARE-SERVICES—2.30%
UnitedHealth Group Inc.	9,671	859,752

		859,752

INTERNET—4.97%
Amazon.com Inc. (1)	4,288	185,327
eBay Inc. (1)	7,201	586,882
Google Inc. Class A (1)	531	103,880
IAC/InterActiveCorp (1) (2)	7,334	177,703
Symantec Corp. (1)	9,168	214,073
Yahoo! Inc. (1)	16,785	591,000

		1,858,865

LEISURE TIME—1.65%
Carnival Corp. (2)	6,201	357,178
Harley-Davidson Inc. (2)	4,292	257,992

		615,170

LODGING—0.47%
Starwood Hotels & Resorts Worldwide Inc.	3,029	175,349

		175,349

MANUFACTURING—2.91%
Danaher Corp.	3,722	204,263
3M Co.	10,454	881,899

		1,086,162

MEDIA—10.18%
Comcast Corp. Class A (1)	18,274	588,240
Comcast Corp. Class A Special (1) (2)	13,328	421,298
DIRECTV Group Inc. (The) (1)	13,297	200,120
EchoStar Communications Corp.	3,142	95,862
Liberty Media Corp. Class A	37,477	391,260
Time Warner Inc. (1)	64,034	1,152,612
Univision Communications Inc. Class A (1)	3,708	101,266
Walt Disney Co. (The) (2)	29,858	854,835

		3,805,493

OIL & GAS—0.55%
Transocean Inc. (1)	4,667	205,348

		205,348

OIL & GAS SERVICES—2.13%
Baker Hughes Inc.	4,853	210,135
Schlumberger Ltd.	8,592	584,600

		794,735

PHARMACEUTICALS—4.27%
Allergan Inc.	1,915	145,444
Caremark Rx Inc. (1)	6,614	258,607
Forest Laboratories Inc. (1)	5,385	223,639
Gilead Sciences Inc. (1)	6,265	207,372
Lilly (Eli) & Co.	14,041	761,584

		1,596,646

RETAIL—14.19%
Bed Bath & Beyond Inc. (1)	4,341	174,899
Best Buy Co. Inc.	3,850	207,092
Costco Wholesale Corp.	6,709	317,134
Kohl’s Corp. (1) (2)	4,411	207,361
Lowe’s Companies Inc.	10,362	590,530
Staples Inc.	7,238	236,972

Starbucks Corp. (1)	5,783	312,282
Target Corp.	12,039	611,220
Walgreen Co. (2)	14,907	635,187
Wal-Mart Stores Inc.	38,362	2,010,169

		5,302,846

SEMICONDUCTORS—10.41%
Analog Devices Inc. (2)	5,437	195,134
Applied Materials Inc. (1) (2)	24,651	391,951
Broadcom Corp. Class A (1) (2)	3,810	121,272
Intel Corp.	93,329	2,095,236
Linear Technology Corp. (2)	4,500	169,830
Maxim Integrated Products Inc.	4,744	185,063
Texas Instruments Inc.	25,183	584,497
Xilinx Inc.	5,048	147,351

		3,890,334

SOFTWARE—13.45%
Adobe Systems Inc.	3,471	197,500
Computer Associates International Inc.	6,800	184,892
Electronic Arts Inc. (1)	4,351	279,943
First Data Corp.	12,476	508,272
Microsoft Corp.	140,673	3,696,886
Veritas Software Corp. (1)	6,295	161,907

		5,029,400

TELECOMMUNICATIONS—7.59%
Cisco Systems Inc. (1)	98,370	1,774,595
Juniper Networks Inc. (1)	7,185	180,559
QUALCOMM Inc.	23,683	881,955

		2,837,109

TOTAL COMMON STOCKS
(Cost: $37,730,425)		37,363,112

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.36%

COMMERCIAL PAPER—1.02% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$1,293	1,290
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	10,138	10,125
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	22,625	22,620
CRC Funding LLC
2.21%, 02/07/05	3,232	3,231
DEPFA Bank PLC
2.28%, 05/03/05	6,464	6,427
Edison Asset Securitization
2.26%, 05/04/05	16,161	16,068
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	25,857	25,838
Ford Credit Auto Receivables
2.28%, 04/27/05	9,697	9,645
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	16,161	16,122
Fortis Funding LLC
2.35%, 05/09/05	18,100	17,986
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	84,036	83,958

Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	13,643	13,639
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	16,161	16,139
Jupiter Securitization Corp.
2.30%, 02/01/05	6,464	6,464
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	10,343	10,338
Moat Funding LLC
2.50%, 03/23/05	2,586	2,577
Mortgage Interest Networking Trust
2.24%, 02/01/05	8,404	8,404
Nationwide Building Society
2.21%, 02/10/05	12,929	12,922
New Center Asset Trust
2.25%, 02/02/05	12,153	12,152
Nordea North America Inc.
2.74%, 07/11/05	6,464	6,386
Park Granada LLC
2.55%, 03/21/05	2,586	2,577
Preferred Receivables Funding Corp.
2.30%, 02/02/05	6,464	6,464
Santander Central Hispano
2.75%, 07/08/05	16,161	15,967
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	29,093	29,011
Solitaire Funding Ltd.
2.28%, 02/02/05	8,242	8,241
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	12,730	12,711
Windmill Funding Corp.
2.55%, 03/08/05	4,525	4,514

		381,816

FLOATING RATE NOTES—2.50% (3)

American Express Centurion Bank
2.48%, 01/24/06	19,393	19,393
American Express Credit Corp.
2.56%, 10/26/05	25,857	25,867
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	8,404	8,402
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	48,482	48,487
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	43,957	43,948
Cancara Asset Securitisation LLC
2.44%, 02/15/05	22,884	22,884
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	25,857	25,855
Commodore CDO Ltd.
2.55%, 12/12/05	3,232	3,232
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	38,786	38,779
DEPFA Bank PLC
2.47%, 12/15/05	12,929	12,929
Dorada Finance Inc.
2.66%, 07/29/05 (4)	10,731	10,729
Fairway Finance LLC
2.40%, 03/14/05	12,929	12,929
Fifth Third Bancorp
2.48%, 02/23/06 (4)	25,857	25,857

Five Finance Inc.
2.53%, 04/29/05 (4)	10,343	10,343
General Electric Capital Corp.
2.52%, 02/09/06	5,818	5,827
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	6,366	6,366
Hartford Life Global Funding Trust
2.53%, 02/15/06	12,929	12,929
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	38,786	38,787
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	45,250	45,249
Leafs LLC
2.50%, 01/20/06	9,697	9,697
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	53,008	53,022
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	32,322	32,319
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	47,836	47,847
Norddeutsche Landesbank
2.63%, 07/27/05	12,929	12,926
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	38,786	38,786
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	34,907	34,908
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	7,111	7,109
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	65,936	65,940
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	47,022	47,020
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	38,786	38,786
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	45,250	45,246
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	70,720	70,715
Winston Funding Ltd.
2.75%, 04/25/05 (4)	9,231	9,231

		932,344

MEDIUM-TERM NOTES—0.07% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	21,332	21,332
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	3,232	3,232

		24,564

MONEY MARKET FUNDS—0.91% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	51,715	51,715
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	129,087	129,087
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	152,456	152,456
BlackRock Temp Cash Money Market Fund	2,411	2,411
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	4,878	4,878

		340,547

REPURCHASE AGREEMENTS—1.04% (3)
Bank of America N.A.
2.51%, 02/01/05 (6)	$129,287	129,287
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	129,287	129,287
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	129,287	129,287

		387,861

TIME DEPOSITS—0.73% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	21,979	21,978
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	19,393	19,394
BNP Paribas (New York)
2.78%, 07/11/05	12,929	12,929
First Tennessee Bank
2.31%, 02/03/05	12,929	12,929
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	21,203	21,203
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	12,929	12,929
National City Bank (Ohio)
2.50%, 02/01/05	17,318	17,318
Norddeutsche Landesbank
2.11%, 06/07/05	12,929	12,928
Royal Bank of Scotland
2.54%, 03/22/05	3,232	3,232
Societe Generale
2.51%, 02/01/05	12,929	12,929
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	56,886	56,883
UBS Finance (Connecticut)
2.67%, 11/09/05	5,171	5,171
Washington Mutual Bank
2.27-2.35%, 02/02/05	32,322	32,321
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	32,322	32,322

		274,466

U.S. GOVERNMENT AGENCY NOTES—0.09% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	15,495	15,457
Federal National Mortgage Association
2.33%, 07/22/05	19,393	19,179

		34,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,376,234)		2,376,234

TOTAL INVESTMENTS IN SECURITIES—106.32%
(Cost: $40,106,659) (7)		39,739,346
Other Assets, Less Liabilities—(6.32%)		(2,360,642)

NET ASSETS—100.00%		$37,378,704

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $40,119,761. Net unrealized depreciation aggregated $380,415, of which $1,234,741 represented gross unrealized appreciation on securities and $1,615,156 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—0.56%
Northrop Grumman Corp.	4,224	$219,141

		219,141

AGRICULTURE—3.99%
Altria Group Inc.	24,312	1,551,835

		1,551,835

AUTO MANUFACTURERS—1.22%
Ford Motor Co.	20,735	273,080
General Motors Corp. (1)	5,450	200,615

		473,695

AUTO PARTS & EQUIPMENT—0.34%
Johnson Controls Inc.	2,258	133,583

		133,583

BANKS—14.24%
Bank of America Corp.	48,192	2,234,663
Bank of New York Co. Inc. (The)	9,145	271,698
BB&T Corp.	6,535	257,937
Comerica Inc.	2,038	117,919
Genworth Financial Inc. Class A	1,747	46,348
KeyCorp	4,834	161,552
National City Corp.	6,849	243,482
PNC Financial Services Group	3,355	180,734
SunTrust Banks Inc.	4,252	306,229
U.S. Bancorp	22,252	668,673
Wachovia Corp.	19,005	1,042,424

		5,531,659

CHEMICALS—2.17%
Air Products & Chemicals Inc.	2,531	149,101
Dow Chemical Co. (The)	11,139	553,608
PPG Industries Inc.	2,041	140,380

		843,089

COMPUTERS—1.97%
Electronic Data Systems Corp.	5,998	128,477
Hewlett-Packard Co.	32,424	635,186

		763,663

COSMETICS & PERSONAL CARE—0.97%
Kimberly-Clark Corp.	5,773	378,189

		378,189

DIVERSIFIED FINANCIAL SERVICES—20.77%
Bear Stearns Companies Inc. (The)	1,214	122,687
Citigroup Inc.	61,266	3,005,097
Federal Home Loan Mortgage Corp.	8,165	533,093
Federal National Mortgage Association	11,459	740,022
Goldman Sachs Group Inc. (The)	4,887	527,063

JP Morgan Chase & Co.	42,207	1,575,587
Lehman Brothers Holdings Inc.	3,199	291,717
Merrill Lynch & Co. Inc.	10,208	613,195
Morgan Stanley	11,863	663,854

		8,072,315

ELECTRIC—6.61%
American Electric Power Co. Inc.	4,701	165,710
Consolidated Edison Inc.	2,844	124,766
Dominion Resources Inc.	4,039	280,226
Duke Energy Corp. (1)	11,131	298,200
Edison International	3,520	114,294
Entergy Corp.	2,696	187,426
Exelon Corp.	7,833	346,610
FirstEnergy Corp.	3,920	155,859
FPL Group Inc.	2,025	155,196
PG&E Corp. (1) (2)	4,763	166,705
Progress Energy Inc.	2,932	129,741
Public Service Enterprise Group Inc. (1)	2,819	148,702
Southern Co. (The)	8,699	293,765

		2,567,200

ELECTRICAL COMPONENTS & EQUIPMENT—0.87%
Emerson Electric Co.	5,006	336,603

		336,603

FOOD—3.31%
Archer-Daniels-Midland Co.	7,048	170,562
Campbell Soup Co.	3,025	88,693
ConAgra Foods Inc.	6,277	185,172
General Mills Inc.	4,203	222,717
Heinz (H.J.) Co.	4,184	158,197
Kraft Foods Inc. (1)	3,096	105,202
Kroger Co. (2)	8,074	138,065
Sara Lee Corp.	9,310	218,599

		1,287,207

FOREST PRODUCTS & PAPER—1.00%
International Paper Co.	5,728	224,251
Weyerhaeuser Co.	2,647	165,173

		389,424

INSURANCE—6.05%
ACE Ltd.	3,376	146,518
Allstate Corp. (The)	8,220	414,617
Chubb Corp.	2,269	168,995
Hartford Financial Services Group Inc.	3,432	230,939
Loews Corp.	1,490	101,320
Marsh & McLennan Companies Inc.	5,823	189,248
MetLife Inc.	4,975	197,756
Principal Financial Group Inc.	3,723	151,079
Prudential Financial Inc.	6,158	331,978
St. Paul Travelers Companies Inc.	7,910	296,941
XL Capital Ltd. Class A	1,647	123,163

		2,352,554

MACHINERY—0.53%
Deere & Co.	2,941	204,194

		204,194

MANUFACTURING—1.18%
Eaton Corp.	1,785	121,362
Honeywell International Inc.	9,328	335,621

		456,983

OFFICE & BUSINESS EQUIPMENT—0.32%
Pitney Bowes Inc.	2,747	122,901

		122,901

OIL & GAS—18.51%
Anadarko Petroleum Corp.	2,973	196,842
Burlington Resources Inc.	4,664	203,863
ChevronTexaco Corp.	25,209	1,371,370
ConocoPhillips	7,407	687,296
Exxon Mobil Corp.	77,476	3,997,762
Marathon Oil Corp.	4,112	159,258
Occidental Petroleum Corp.	4,617	269,541
Unocal Corp.	3,120	148,418
Valero Energy Corp.	3,013	156,766

		7,191,116

PHARMACEUTICALS—4.12%
Bristol-Myers Squibb Co.	23,064	540,620
Merck & Co. Inc.	26,266	736,761
Schering-Plough Corp.	17,470	324,243

		1,601,624

REAL ESTATE INVESTMENT TRUSTS—0.34%
Equity Office Properties Trust	4,788	133,968

		133,968

SAVINGS & LOANS—1.07%
Washington Mutual Inc.	10,349	417,582

		417,582

TELECOMMUNICATIONS—8.76%
Alltel Corp. (1)	3,631	199,850
AT&T Corp.	9,383	180,060
BellSouth Corp.	21,707	569,592
SBC Communications Inc.	39,201	931,416
Sprint Corp. (FON Group)	14,917	355,472
Verizon Communications Inc.	32,761	1,165,964

		3,402,354

TRANSPORTATION—1.02%
Burlington Northern Santa Fe Corp.	4,387	211,366
Union Pacific Corp.	3,080	183,568

		394,934

TOTAL COMMON STOCKS
(Cost: $37,557,930)		38,825,813

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.65%

COMMERCIAL PAPER—0.25% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$327	326
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	2,566	2,563
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	5,726	5,725
CRC Funding LLC
2.21%, 02/07/05	818	818

DEPFA Bank PLC
2.28%, 05/03/05	1,636	1,627
Edison Asset Securitization
2.26%, 05/04/05	4,090	4,067
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	6,544	6,539
Ford Credit Auto Receivables
2.28%, 04/27/05	2,454	2,441
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	4,090	4,080
Fortis Funding LLC
2.35%, 05/09/05	4,581	4,552
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	21,269	21,249
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	3,453	3,452
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	4,090	4,084
Jupiter Securitization Corp.
2.30%, 02/01/05	1,636	1,636
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	2,618	2,617
Moat Funding LLC
2.50%, 03/23/05	654	652
Mortgage Interest Networking Trust
2.24%, 02/01/05	2,127	2,127
Nationwide Building Society
2.21%, 02/10/05	3,272	3,270
New Center Asset Trust
2.25%, 02/02/05	3,076	3,076
Nordea North America Inc.
2.74%, 07/11/05	1,636	1,616
Park Granada LLC
2.55%, 03/21/05	654	652
Preferred Receivables Funding Corp.
2.30%, 02/02/05	1,636	1,636
Santander Central Hispano
2.75%, 07/08/05	4,090	4,041
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	7,363	7,342
Solitaire Funding Ltd.
2.28%, 02/02/05	2,086	2,086
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	3,222	3,217
Windmill Funding Corp.
2.55%, 03/08/05	1,145	1,143

		96,634

FLOATING RATE NOTES—0.61% (3)

American Express Centurion Bank
2.48%, 01/24/06	4,908	4,908
American Express Credit Corp.
2.56%, 10/26/05	6,544	6,547
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	2,127	2,126
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	12,270	12,272
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	11,125	11,122
Cancara Asset Securitisation LLC
2.44%, 02/15/05	5,792	5,792
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	6,544	6,544

Commodore CDO Ltd.
2.55%, 12/12/05	818	818
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	9,816	9,815
DEPFA Bank PLC
2.47%, 12/15/05	3,272	3,272
Dorada Finance Inc.
2.66%, 07/29/05 (4)	2,716	2,715
Fairway Finance LLC
2.40%, 03/14/05	3,272	3,272
Fifth Third Bancorp
2.48%, 02/23/06 (4)	6,544	6,544
Five Finance Inc.
2.53%, 04/29/05 (4)	2,618	2,618
General Electric Capital Corp.
2.52%, 02/09/06	1,472	1,475
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	1,611	1,611
Hartford Life Global Funding Trust
2.53%, 02/15/06	3,272	3,272
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	9,816	9,816
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	11,452	11,452
Leafs LLC
2.50%, 01/20/06	2,454	2,454
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	13,416	13,420
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	8,180	8,180
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	12,107	12,109
Norddeutsche Landesbank
2.63%, 07/27/05	3,272	3,272
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	9,816	9,816
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	8,835	8,834
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	1,800	1,799
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	16,688	16,688
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	11,901	11,900
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	9,816	9,816
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	11,452	11,452
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	17,898	17,898
Winston Funding Ltd.
2.75%, 04/25/05 (4)	2,336	2,336

		235,965

MEDIUM-TERM NOTES—0.02% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	5,399	5,400
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	818	818

		6,218

MONEY MARKET FUNDS—0.32% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	13,088	13,088
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	32,671	32,671
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	79,029	79,029
BlackRock Temp Cash Money Market Fund	610	610
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	1,235	1,235

		126,633

REPURCHASE AGREEMENTS—0.25% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$32,721	32,721
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	32,721	32,721
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	32,721	32,721

		98,163

TIME DEPOSITS—0.18% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	5,563	5,562
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	4,908	4,909
BNP Paribas (New York)
2.78%, 07/11/05	3,272	3,272
First Tennessee Bank
2.31%, 02/03/05	3,272	3,272
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	5,366	5,366
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	3,272	3,272
National City Bank (Ohio)
2.50%, 02/01/05	4,383	4,383
Norddeutsche Landesbank
2.11%, 06/07/05	3,272	3,272
Royal Bank of Scotland
2.54%, 03/22/05	818	818
Societe Generale
2.51%, 02/01/05	3,272	3,272
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	14,397	14,397
UBS Finance (Connecticut)
2.67%, 11/09/05	1,309	1,309
Washington Mutual Bank
2.27-2.35%, 02/02/05	8,180	8,180
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	8,180	8,180

		69,464

U.S. GOVERNMENT AGENCY NOTES—0.02% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	3,922	3,912
Federal National Mortgage Association
2.33%, 07/22/05	4,908	4,854

		8,766

TOTAL SHORT-TERM INVESTMENTS
(Cost: $641,843)		641,843

TOTAL INVESTMENTS IN SECURITIES—101.57%
(Cost: $38,199,773) (7)		39,467,656
Other Assets, Less Liabilities—(1.57%)		(608,585)

NET ASSETS—100.00%		$38,859,071

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $38,204,447. Net unrealized appreciation aggregated $1,263,209, of which $2,115,003 represented gross unrealized appreciation on securities and $851,794 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.78%
Harte-Hanks Inc.	2,774	$73,372
Interpublic Group of Companies Inc. (1) (2)	23,380	305,109

		378,481

AEROSPACE & DEFENSE—1.80%
Alliant Techsystems Inc. (1) (2)	2,084	138,753
Goodrich (B.F.) Co.	6,580	225,694
Rockwell Collins Inc.	8,957	384,255
United Defense Industries Inc. (1)	2,686	128,740

		877,442

APPAREL—1.18%
Liz Claiborne Inc.	5,968	250,298
Polo Ralph Lauren Corp.	3,181	123,900
Reebok International Ltd.	2,730	121,567
Timberland Co. Class A (1)	1,172	77,047

		572,812

BANKS—7.20%
Bank of Hawaii Corp.	2,915	139,658
BOK Financial Corp. (1)	1,139	47,963
Cathay General Bancorp (2)	2,351	85,412
City National Corp.	2,520	175,871
Cullen/Frost Bankers Inc.	2,841	133,413
First BanCorp (Puerto Rico)	2,065	111,696
International Bancshares Corp. (2)	2,195	84,047
Marshall & Ilsley Corp.	10,618	454,557
North Fork Bancorp Inc.	24,118	692,187
Park National Corp.	632	76,649
Popular Inc.	13,528	360,927
South Financial Group Inc. (The)	3,913	119,503
Synovus Financial Corp.	14,283	387,498
TCF Financial Corp. (2)	7,305	205,344
Westamerica Bancorp	1,759	91,327
Zions Bancorporation	4,965	336,726

		3,502,778

BEVERAGES—1.26%
Brown-Forman Corp. Class B	2,185	105,383
Constellation Brands Inc. (1) (2)	5,276	273,930
Pepsi Bottling Group Inc.	8,570	234,389

		613,702

BUILDING MATERIALS—1.64%
American Standard Companies Inc. (1)	9,980	399,599
Florida Rock Industries Inc. (2)	2,055	128,335
Vulcan Materials Co.	4,750	268,280

		796,214

CHEMICALS—2.46%
Airgas Inc.	3,571	83,990
Cabot Corp.	3,424	119,840
Cytec Industries Inc.	1,998	101,898
International Flavors & Fragrances Inc.	4,803	202,783
Rohm & Haas Co.	7,983	353,168
Sigma-Aldrich Corp.	3,282	206,274
Valspar Corp. (The)	2,641	129,409

		1,197,362

COAL—1.20%
Arch Coal Inc. (2)	3,405	124,453
Massey Energy Co.	4,209	159,647
Peabody Energy Corp.	3,556	301,371

		585,471

COMMERCIAL SERVICES—2.69%
ADESA Inc.	5,265	108,828
ARAMARK Corp. Class B (2)	6,145	159,709
BearingPoint Inc. (1)	9,232	72,840
Block (H & R) Inc.	8,533	412,229
Equifax Inc.	7,548	213,608
Manpower Inc.	4,992	242,861
Valassis Communications Inc. (1)	2,867	97,335

		1,307,410

COMPUTERS—3.88%
BISYS Group Inc. (The) (1)	6,650	102,210
Cadence Design Systems Inc. (1)	15,147	201,910
Ceridian Corp. (1)	8,231	145,689
Computer Sciences Corp. (1)	10,361	533,799
Diebold Inc.	3,973	213,906
DST Systems Inc. (1)	3,715	180,103
Gateway Inc. (1)	12,575	59,480
Perot Systems Corp. Class A (1) (2)	4,107	60,578
Seagate Technology	11,671	197,473
Storage Technology Corp. (1)	6,191	194,955

		1,890,103

COSMETICS & PERSONAL CARE—0.50%
Alberto-Culver Co.	4,526	245,535

		245,535

DISTRIBUTION & WHOLESALE—1.32%
Grainger (W.W.) Inc.	4,510	276,057
Hughes Supply Inc.	3,435	104,355
Ingram Micro Inc. Class A (1)	6,955	128,528
Tech Data Corp. (1)	3,219	135,295

		644,235

DIVERSIFIED FINANCIAL SERVICES—3.72%
AmeriCredit Corp. (1) (2)	8,704	213,683
E*TRADE Financial Corp. (1)	20,307	279,221
Federated Investors Inc. Class B	5,311	156,037
Friedman, Billings, Ramsey Group Inc. Class A (2)	7,915	155,767
IndyMac Bancorp Inc.	3,390	125,294
Janus Capital Group Inc.	13,262	196,675
Jefferies Group Inc.	2,731	106,509
Nuveen Investments Inc. Class A	955	35,430
T. Rowe Price Group Inc.	7,046	421,703
Waddell & Reed Financial Inc. Class A	4,578	100,121
WFS Financial Inc.	365	18,232

		1,808,672

ELECTRIC—0.42%
Reliant Energy Inc. (1)	16,531	205,811

		205,811

ELECTRICAL COMPONENTS & EQUIPMENT—1.54%
American Power Conversion Corp.	10,400	221,208
AMETEK Inc.	3,782	144,472
Energizer Holdings Inc. (1)	4,320	244,555
Hubbell Inc. Class B	2,779	137,616

		747,851

ELECTRONICS—2.79%
Applera Corp. - Applied Biosystems Group	11,180	224,159
AVX Corp. (2)	2,891	33,536
Mettler Toledo International Inc. (1)	2,420	121,387
Parker Hannifin Corp.	6,618	431,229
Sanmina-SCI Corp. (1)	28,869	178,410
Solectron Corp. (1)	53,259	264,697
Vishay Intertechnology Inc. (1)	8,073	105,514

		1,358,932

ENGINEERING & CONSTRUCTION—0.32%
Jacobs Engineering Group Inc. (1) (2)	3,117	158,312

		158,312

ENTERTAINMENT—0.58%
GTECH Holdings Corp.	6,537	152,835
International Speedway Corp. Class A	1,568	86,115
Regal Entertainment Group Class A	2,128	42,347

		281,297

ENVIRONMENTAL CONTROL—0.70%
Allied Waste Industries Inc. (1)	11,354	94,352
Republic Services Inc.	7,424	244,769

		339,121

FOOD—1.36%
Hormel Foods Corp.	4,136	130,284
McCormick & Co. Inc. NVS	6,258	232,610
Smithfield Foods Inc. (1)	4,831	146,234
Smucker (J.M.) Co. (The)	3,227	150,540

		659,668

FOREST PRODUCTS & PAPER—0.66%
MeadWestvaco Corp.	11,175	322,846

		322,846

HAND & MACHINE TOOLS—1.19%
Black & Decker Corp.	4,440	365,856
Stanley Works (The)	4,525	215,209

		581,065

HEALTH CARE-PRODUCTS—0.91%
Bausch & Lomb Inc.	2,928	213,422
Beckman Coulter Inc.	3,395	227,465

		440,887

HEALTH CARE-SERVICES—2.33%
Coventry Health Care Inc. (1)	5,014	285,297
Health Management Associates Inc. Class A	12,781	282,204
Manor Care Inc.	4,847	167,464
Triad Hospitals Inc. (1)	4,258	173,258
Universal Health Services Inc. Class B	3,030	130,411
WellChoice Inc. (1)	1,768	94,111

		1,132,745

HOME BUILDERS—5.48%
Centex Corp.	6,852	420,096
D.R. Horton Inc. (2)	12,155	483,526
Hovnanian Enterprises Inc. Class A (1)	1,890	98,734
Lennar Corp. Class A	6,810	384,561
Lennar Corp. Class B	597	30,931
M.D.C. Holdings Inc.	1,698	123,614
NVR Inc. (1) (2)	324	256,365
Pulte Homes Inc.	5,805	383,594
Ryland Group Inc.	2,629	170,543
Standard-Pacific Corp.	1,665	110,772
Toll Brothers Inc. (1) (2)	2,626	205,012

		2,667,748

HOME FURNISHINGS—0.62%
Leggett & Platt Inc.	10,573	301,330

		301,330

HOUSEHOLD PRODUCTS & WARES—0.84%
Avery Dennison Corp.	5,409	325,027
Scotts Co. (The) Class A (1)	1,214	82,503

		407,530

INSURANCE—6.54%
Alleghany Corp. (1)	272	72,477
Ambac Financial Group Inc.	6,003	461,511
Axis Capital Holdings Ltd.	7,916	216,582
Berkley (W.R.) Corp. (2)	4,044	192,899
Endurance Specialty Holdings Ltd.	2,042	70,245
Erie Indemnity Co. Class A	1,601	85,285
Everest Re Group Ltd.	3,108	270,085
Gallagher (Arthur J.) & Co.	5,095	151,067
HCC Insurance Holdings Inc.	3,589	117,970
MGIC Investment Corp.	5,456	348,638
PMI Group Inc. (The) (2)	5,323	211,696
RenaissanceRe Holdings Ltd. (2)	3,933	197,476
Torchmark Corp.	6,075	331,695
Transatlantic Holdings Inc. (2)	1,437	87,298
Unitrin Inc.	2,475	106,004
White Mountains Insurance Group Ltd.	438	258,858

		3,179,786

INTERNET—0.50%
Check Point Software Technologies Ltd. (1)	9,971	242,096

		242,096

LEISURE TIME—1.76%
Brunswick Corp.	5,295	244,205
Polaris Industries Inc. (2)	2,403	162,202
Royal Caribbean Cruises Ltd. (2)	5,432	287,896
Sabre Holdings Corp.	7,607	160,508

		854,811

LODGING—1.88%
Caesars Entertainment Inc. (1)	14,909	288,191
Harrah’s Entertainment Inc.	6,197	391,898
MGM Mirage (1)	3,283	235,752

		915,841

MACHINERY—1.82%
Graco Inc.	3,842	136,967
IDEX Corp.	2,733	105,357
Rockwell Automation Inc.	9,252	524,126
Terex Corp. (1)	2,735	117,742

		884,192

MANUFACTURING—4.74%
Brink’s Co. (The)	3,144	111,329
Donaldson Co. Inc.	4,048	126,217
Dover Corp.	11,260	431,258
Harsco Corp.	2,279	124,411
ITT Industries Inc.	5,110	435,832
Pall Corp.	6,932	186,679
Pentair Inc.	5,555	246,198
SPX Corp. (2)	4,218	176,734
Textron Inc.	6,484	466,718

		2,305,376

MEDIA—2.75%
Belo (A.H.) Corp.	5,427	126,938
Cablevision Systems Corp. (1)	10,408	285,075
Gemstar-TV Guide International Inc. (1)	13,594	75,039
Hearst-Argyle Television Inc.	1,432	37,261
Hollinger International Inc.	2,371	34,545
Lee Enterprises Inc.	1,964	87,496
McClatchy Co. (The) Class A (2)	1,098	76,783
Meredith Corp.	2,234	107,299
New York Times Co. Class A	7,989	310,612
UnitedGlobalCom Inc. Class A (1) (2)	20,219	197,540

		1,338,588

METAL FABRICATE & HARDWARE—0.76%
Precision Castparts Corp.	3,598	252,939
Timken Co. (The)	4,531	116,719

		369,658

MINING—0.08%
Southern Peru Copper Corp. (2)	784	36,919

		36,919

OFFICE FURNISHINGS—0.51%
Herman Miller Inc.	3,956	105,704
HNI Corp.	2,597	104,789
Steelcase Inc. Class A	2,760	37,591

		248,084

OIL & GAS—1.60%
Chesapeake Energy Corp.	14,822	260,423
Newfield Exploration Co. (1)	3,402	208,202
Pioneer Natural Resources Co.	8,042	308,732

		777,357

OIL & GAS SERVICES—0.23%
Tidewater Inc. (2)	2,908	112,714

		112,714

PACKAGING & CONTAINERS—1.97%
Ball Corp. (2)	5,786	247,178
Packaging Corporation of America	3,358	74,917
Pactiv Corp. (1)	8,327	184,943
Sealed Air Corp. (1)	4,652	238,648
Smurfit-Stone Container Corp. (2)	14,052	211,342

		957,028

PHARMACEUTICALS—1.77%
AmerisourceBergen Corp.	6,225	362,793
King Pharmaceuticals Inc. (1)	13,392	140,750
Omnicare Inc.	5,765	177,274
Watson Pharmaceuticals Inc. (1)	6,064	180,889

		861,706

PIPELINES—2.41%
Equitable Resources Inc.	3,252	185,494
Kinder Morgan Inc.	5,405	405,591
Western Gas Resources Inc.	3,279	99,846
Williams Companies Inc.	28,784	483,859

		1,174,790

REAL ESTATE—0.19%
Forest City Enterprises Inc. Class A (2)	1,563	90,591

		90,591

REAL ESTATE INVESTMENT TRUSTS—6.42%
AMB Property Corp.	4,578	170,439
Catellus Development Corp.	4,870	130,613
CenterPoint Properties Trust	2,673	113,469
Cousins Properties Inc.	2,169	65,699
Developers Diversified Realty Corp. (2)	5,666	225,224
Essex Property Trust Inc.	1,143	82,239
Federal Realty Investment Trust	2,870	135,407
General Growth Properties Inc.	12,108	384,671
Host Marriott Corp.	17,757	284,112
New Century Financial Corp.	2,636	157,870
Pan Pacific Retail Properties Inc.	2,245	129,963
ProLogis	10,034	382,697
Public Storage Inc. (2)	4,865	255,461
Regency Centers Corp. (2)	3,374	166,676
United Dominion Realty Trust Inc.	7,340	163,095
Ventas Inc.	4,667	119,475
Weingarten Realty Investors (2)	4,405	157,479

		3,124,589

RETAIL—6.38%
AnnTaylor Stores Corp. (1)	3,836	82,436
AutoZone Inc. (1)	3,571	318,712
Barnes & Noble Inc. (1)	3,109	101,664
BJ’s Wholesale Club Inc. (1) (2)	3,866	110,606
Brinker International Inc. (1)	5,341	200,875
Circuit City Stores Inc.	10,609	151,921
Darden Restaurants Inc.	8,179	241,771
Family Dollar Stores Inc.	8,793	294,126
Foot Locker Inc.	8,057	216,894
Kmart Holding Corp. (1) (2)	2,086	196,459
Nordstrom Inc.	6,658	321,249
Outback Steakhouse Inc. (2)	4,083	188,022
RadioShack Corp.	8,909	295,066
Regis Corp.	2,457	98,034
7-Eleven Inc. (1)	1,714	40,879
Wendy’s International Inc.	6,290	246,694

		3,105,408

SAVINGS & LOANS—0.97%
Capitol Federal Financial (2)	1,138	40,957
New York Community Bancorp Inc. (2)	13,305	237,228
People’s Bank	5,193	192,297

		470,482

SEMICONDUCTORS—2.67%
Advanced Micro Devices Inc. (1)	19,650	310,470
Agere Systems Inc. Class A (1)	44,575	64,188
Agere Systems Inc. Class B (1)	50,480	72,691

Fairchild Semiconductor International Inc. Class A (1)	6,612	94,353

Freescale Semiconductor Inc. Class A (1)	7,201	123,137
LSI Logic Corp. (1)	21,358	130,497
Micron Technology Inc. (1)	33,910	353,003
Teradyne Inc. (1)	10,759	150,949

		1,299,288

SOFTWARE—0.70%
BMC Software Inc. (1)	12,359	208,002
Compuware Corp. (1)	19,157	132,183

		340,185

TELECOMMUNICATIONS—2.33%
ADC Telecommunications Inc. (1) (2)	44,879	115,339
Avaya Inc. (1)	23,043	330,667
NTL Inc. (1)	3,887	264,433
Scientific-Atlanta Inc.	8,448	256,059
Tellabs Inc. (1)	23,473	167,128

		1,133,626

TEXTILES—0.54%
Mohawk Industries Inc. (1)	2,984	264,114

		264,114

TRANSPORTATION—0.78%
CNF Inc.	2,824	132,474
Overseas Shipholding Group Inc.	1,485	82,878
Ryder System Inc.	3,567	162,477

		377,829

WATER—0.26%
Aqua America Inc. (2)	5,267	126,566

		126,566

TOTAL COMMON STOCKS
(Cost: $47,749,867)		48,616,984

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.54%

COMMERCIAL PAPER—1.21% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$1,998	1,992
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	15,664	15,643
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	34,957	34,949
CRC Funding LLC
2.21%, 02/07/05	4,994	4,992
DEPFA Bank PLC
2.28%, 05/03/05	9,988	9,930
Edison Asset Securitization
2.26%, 05/04/05	24,969	24,825
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	39,951	39,920
Ford Credit Auto Receivables
2.28%, 04/27/05	14,982	14,901
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	24,969	24,910
Fortis Funding LLC
2.35%, 05/09/05	27,966	27,789

General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	129,840	129,718
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	21,079	21,073
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	24,969	24,935
Jupiter Securitization Corp.
2.30%, 02/01/05	9,988	9,988
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	15,980	15,973
Moat Funding LLC
2.50%, 03/23/05	3,995	3,981
Mortgage Interest Networking Trust
2.24%, 02/01/05	12,984	12,984
Nationwide Building Society
2.21%, 02/10/05	19,975	19,965
New Center Asset Trust
2.25%, 02/02/05	18,777	18,776
Nordea North America Inc.
2.74%, 07/11/05	9,988	9,866
Park Granada LLC
2.55%, 03/21/05	3,995	3,982
Preferred Receivables Funding Corp.
2.30%, 02/02/05	9,988	9,987
Santander Central Hispano
2.75%, 07/08/05	24,969	24,670
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	44,950	44,824
Solitaire Funding Ltd.
2.28%, 02/02/05	12,734	12,733
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	19,668	19,639
Windmill Funding Corp.
2.55%, 03/08/05	6,991	6,974

		589,919

FLOATING RATE NOTES—2.96% (3)

American Express Centurion Bank
2.48%, 01/24/06	29,963	29,963
American Express Credit Corp.
2.56%, 10/26/05	39,951	39,966
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	12,984	12,980
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	74,908	74,915
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	67,917	67,902
Cancara Asset Securitisation LLC
2.44%, 02/15/05	35,357	35,357
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	39,951	39,947
Commodore CDO Ltd.
2.55%, 12/12/05	4,994	4,994
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	59,926	59,915
DEPFA Bank PLC
2.47%, 12/15/05	19,975	19,975
Dorada Finance Inc.
2.66%, 07/29/05 (4)	16,580	16,577
Fairway Finance LLC
2.40%, 03/14/05	19,975	19,975
Fifth Third Bancorp
2.48%, 02/23/06 (4)	39,951	39,951

Five Finance Inc.
2.53%, 04/29/05 (4)	15,980	15,980
General Electric Capital Corp.
2.52%, 02/09/06	8,989	9,002
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	9,836	9,836
Hartford Life Global Funding Trust
2.53%, 02/15/06	19,975	19,975
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	59,926	59,925
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	69,914	69,911
Leafs LLC
2.50%, 01/20/06	14,982	14,982
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	81,899	81,922
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	49,939	49,934
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	73,909	73,926
Norddeutsche Landesbank
2.63%, 07/27/05	19,975	19,972
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	59,926	59,926
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	53,934	53,934
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	10,986	10,985
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	101,875	101,880
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	72,651	72,648
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	59,926	59,926
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	69,914	69,907
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	109,266	109,258
Winston Funding Ltd.
2.75%, 04/25/05 (4)	14,262	14,262

		1,440,508

MEDIUM-TERM NOTES—0.08% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	32,959	32,960
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	4,994	4,994

		37,954

MONEY MARKET FUNDS—1.08% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	79,902	79,902
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	199,446	199,446
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	234,214	234,214
BlackRock Temp Cash Money Market Fund	3,725	3,725
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	7,537	7,537

		524,824

REPURCHASE AGREEMENTS—1.23% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$199,754	199,754
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	199,754	199,754
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	199,754	199,754

		599,262

TIME DEPOSITS—0.87% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	33,958	33,958
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	29,963	29,964
BNP Paribas (New York)
2.78%, 07/11/05	19,975	19,975
First Tennessee Bank
2.31%, 02/03/05	19,975	19,975
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	32,760	32,759
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	19,975	19,976
National City Bank (Ohio)
2.50%, 02/01/05	26,757	26,757
Norddeutsche Landesbank
2.11%, 06/07/05	19,975	19,974
Royal Bank of Scotland
2.54%, 03/22/05	4,994	4,994
Societe Generale
2.51%, 02/01/05	19,975	19,975
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	87,892	87,886
UBS Finance (Connecticut)
2.67%, 11/09/05	7,990	7,990
Washington Mutual Bank
2.27-2.35%, 02/02/05	49,939	49,939
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	49,939	49,938

		424,060

U.S. GOVERNMENT AGENCY NOTES—0.11% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	23,941	23,883
Federal National Mortgage Association
2.33%, 07/22/05	29,963	29,632

		53,515
TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,670,042)		3,670,042

TOTAL INVESTMENTS IN SECURITIES—107.47%
(Cost: $51,419,909) (7)		52,287,026
Other Assets, Less Liabilities—(7.47%)		(3,636,368)

NET ASSETS—100.00%		$48,650,658

NVS	- Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $51,432,471. Net unrealized appreciation aggregated $854,555, of which $2,099,222 represented gross unrealized appreciation on securities and $1,244,667 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—100.00%

ADVERTISING—0.86%
Getty Images Inc. (1) (2)	2,051	$142,955
Lamar Advertising Co. (1)	3,680	158,166
West Corp. (1)	926	30,919

		332,040

AEROSPACE & DEFENSE—0.92%
L-3 Communications Holdings Inc.	5,013	357,978

		357,978

AIRLINES—0.22%
JetBlue Airways Corp. (1) (2)	4,222	83,553

		83,553

APPAREL—1.28%
Coach Inc. (1)	8,217	460,974
Columbia Sportswear Co. (1)	658	36,104

		497,078

AUTO MANUFACTURERS—0.28%
Oshkosh Truck Corp.	1,503	110,305

		110,305

BANKS—1.88%
Commerce Bancorp Inc. (2)	3,452	198,628
East West Bancorp Inc.	2,211	86,096
First Marblehead Corp. (The) (1)	1,418	91,220
Investors Financial Services Corp.	2,913	146,844
R&G Financial Corp. Class B	1,297	47,820
UCBH Holdings Inc.	1,990	87,699
W Holding Co. Inc. (2)	5,361	69,907

		728,214

BIOTECHNOLOGY—3.36%
Affymetrix Inc. (1) (2)	2,631	108,292
Celgene Corp. (1)	7,203	196,930
Charles River Laboratories International Inc. (1)	2,674	126,694
Chiron Corp. (1)	4,801	157,713
Invitrogen Corp. (1)	2,314	158,995
MedImmune Inc. (1)	10,834	256,278
Millennium Pharmaceuticals Inc. (1)	13,401	123,423
Millipore Corp. (1)	2,180	94,895
Protein Design Labs Inc. (1)	4,103	82,758

		1,305,978

CHEMICALS—0.93%
Ecolab Inc.	8,045	270,714
Mosaic Co. (The) (1) (2)	5,546	91,509

		362,223

COAL—0.43%
CONSOL Energy Inc.	3,947	166,524

		166,524

COMMERCIAL SERVICES—3.73%
Alliance Data Systems Corp. (1)	1,970	85,537
Career Education Corp. (1)	4,497	181,184
ChoicePoint Inc. (1)	3,891	178,986
Corporate Executive Board Co. (The)	1,715	109,589
Education Management Corp. (1)	2,602	83,108
Hewitt Associates Inc. Class A (1)	1,869	55,883
Interactive Data Corp. (1)	1,547	32,982
Iron Mountain Inc. (1) (2)	4,839	136,460
ITT Educational Services Inc. (1) (2)	1,992	97,847
Laureate Education Inc. (1)	1,857	82,377
Pharmaceutical Product Development Inc. (1)	2,170	89,947
Robert Half International Inc.	7,564	229,492
Weight Watchers International Inc. (1) (2)	1,823	85,426

		1,448,818

COMPUTERS—5.46%
Affiliated Computer Services Inc. Class A (1)	5,311	287,803
Brocade Communications Systems Inc. (1)	11,511	71,368
Cognizant Technology Solutions Corp. (1)	5,836	221,184
Henry (Jack) & Associates Inc.	3,323	69,085
National Instruments Corp.	2,278	62,281
NCR Corp. (1)	8,202	280,344
Network Appliance Inc. (1)	15,627	497,564
SanDisk Corp. (1) (2)	7,113	175,691
SunGard Data Systems Inc. (1)	12,568	337,954
Synopsys Inc. (1)	6,853	116,501

		2,119,775

DISTRIBUTION & WHOLESALE—0.88%
CDW Corp.	2,855	167,018
Fastenal Co. (2)	2,890	173,776

		340,794

DIVERSIFIED FINANCIAL SERVICES—3.04%
Ameritrade Holding Corp. (1)	12,549	162,259
BlackRock Inc.	598	48,019
CapitalSource Inc. (1) (2)	2,892	68,280
Chicago Mercantile Exchange Holdings Inc.	1,187	254,612
Doral Financial Corp.	4,084	176,633
Eaton Vance Corp. (2)	5,264	131,758
Legg Mason Inc.	4,390	339,040

		1,180,601

ELECTRIC—0.33%
NRG Energy Inc. (1) (2)	3,693	129,255

		129,255

ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Molex Inc.	2,508	72,030
Molex Inc. Class A	3,241	82,710

		154,740

ELECTRONICS—4.86%
Amphenol Corp. Class A (1)	3,849	151,381
Fisher Scientific International Inc. (1)	4,999	315,687
FLIR Systems Inc. (1)	1,485	90,511
Garmin Ltd. (2)	2,545	139,975
Gentex Corp. (2)	3,404	115,157
Jabil Circuit Inc. (1)	7,221	170,199
PerkinElmer Inc.	5,295	121,732
Symbol Technologies Inc.	10,512	192,370

Tektronix Inc.	4,055	116,865
Thermo Electron Corp. (1)	7,168	214,610
Waters Corp. (1)	5,263	258,308

		1,886,795

ENVIRONMENTAL CONTROL—0.26%
Stericycle Inc. (1)	1,966	101,111

		101,111

FOOD—0.88%
Dreyer’s Grand Ice Cream Holdings Inc.	1,226	98,840
Whole Foods Market Inc. (2)	2,714	242,686

		341,526

HEALTH CARE-PRODUCTS—5.00%
Bard (C.R.) Inc.	4,511	305,846
Cooper Companies Inc. (2)	1,774	136,066
Cytyc Corp. (1)	4,881	122,269
Dade Behring Holdings Inc. (1)	1,907	108,985
DENTSPLY International Inc.	3,132	175,611
Edwards Lifesciences Corp. (1) (2)	2,625	106,838
Gen-Probe Inc. (1)	2,181	106,455
Henry Schein Inc. (1)	1,916	130,403
IDEXX Laboratories Inc. (1)	1,489	86,377
INAMED Corp. (1)	1,563	108,160
Patterson Companies Inc. (1) (2)	5,114	238,210
Respironics Inc. (1)	1,547	89,571
Varian Medical Systems Inc. (1)	6,004	226,531

		1,941,322

HEALTH CARE-SERVICES—3.60%
Community Health Systems Inc. (1)	3,829	110,964
Covance Inc. (1)	2,727	115,898
DaVita Inc. (1)	4,360	182,946
Laboratory Corp. of America Holdings (1)	6,080	290,928
Lincare Holdings Inc. (1)	4,390	182,185
Quest Diagnostics Inc.	3,417	325,640
Renal Care Group Inc. (1)	2,949	112,534
Select Medical Corp.	4,405	78,101

		1,399,196

HOLDING COMPANIES - DIVERSIFIED—0.28%
Leucadia National Corp.	3,034	109,861

		109,861

HOME FURNISHINGS—0.90%
Harman International Industries Inc.	2,873	349,500

		349,500

HOUSEHOLD PRODUCTS & WARES—0.36%
Church & Dwight Co. Inc.	2,689	92,582
Fossil Inc. (1)	1,684	46,984

		139,566

INSURANCE—0.62%
Brown & Brown Inc.	2,438	105,468
Markel Corp. (1)	400	136,400

		241,868

INTERNET—2.61%
CheckFree Corp. (1)	2,878	112,242
Macromedia Inc. (1)	3,064	104,911
McAfee Inc. (1)	6,861	177,357
Monster Worldwide Inc. (1)	4,652	145,561

TIBCO Software Inc. (1)	7,556	83,040
VeriSign Inc. (1)	11,113	287,160
WebMD Corp. (1) (2)	13,714	103,541

		1,013,812

LODGING—2.41%
Boyd Gaming Corp.	2,016	80,237
Hilton Hotels Corp.	15,764	350,749
Mandalay Resort Group	2,964	209,258
Station Casinos Inc.	2,122	130,503
Wynn Resorts Ltd. (1) (2)	2,540	166,522

		937,269

MACHINERY—0.41%
Zebra Technologies Corp. Class A (1)	3,153	160,582

		160,582

MANUFACTURING—0.28%
Roper Industries Inc.	1,851	107,469

		107,469

MEDIA—4.58%
Citadel Broadcasting Corp. (1)	2,437	34,142
Dex Media Inc.	4,476	104,694
Dow Jones & Co. Inc.	1,967	74,982
Entercom Communications Corp. (1)	2,039	63,923
Liberty Media International Inc. Class A (1)	6,765	306,319
Scripps (E.W.) Co. Class A	3,566	165,320
Sirius Satellite Radio Inc. (1) (2)	55,043	364,385
Washington Post Co. (The) Class B	266	243,257
Westwood One Inc. (1)	3,322	80,226
Wiley (John) & Sons Inc. Class A	1,724	58,013
XM Satellite Radio Holdings Inc. Class A (1) (2)	8,892	283,744

		1,779,005

MINING—0.72%
Freeport-McMoRan Copper & Gold Inc.	7,553	278,026

		278,026

OIL & GAS—7.71%
Diamond Offshore Drilling Inc. (2)	2,665	116,647
ENSCO International Inc.	6,573	224,994
EOG Resources Inc.	5,138	381,497
GlobalSantaFe Corp.	8,297	293,382
Murphy Oil Corp.	3,799	339,175
Nabors Industries Ltd. (1)	6,472	326,189
Noble Corp. (1)	5,824	310,710
Patina Oil & Gas Corp.	2,869	105,235
Patterson-UTI Energy Inc.	7,307	142,121
Plains Exploration & Production Co. (1)	3,385	97,420
Pride International Inc. (1) (2)	5,050	118,120
Rowan Companies Inc. (1)	4,692	132,127
XTO Energy Inc.	11,351	407,614

		2,995,231

OIL & GAS SERVICES—3.91%
BJ Services Co.	7,010	336,831
Cooper Cameron Corp. (1)	2,413	136,117
FMC Technologies Inc. (1)	2,783	85,243
Grant Prideco Inc. (1)	5,392	105,683
National-Oilwell Inc. (1)	3,772	139,111
Smith International Inc. (1)	4,565	270,248
Varco International Inc. (1)	4,286	131,194
Weatherford International Ltd. (1)	5,806	315,092

		1,519,519

PHARMACEUTICALS—5.46%
American Pharmaceutical Partners Inc. (1) (2)	1,755	86,873
Amylin Pharmaceuticals Inc. (1) (2)	4,142	92,822
Barr Pharmaceuticals Inc. (1)	3,946	187,632
Cephalon Inc. (1) (2)	2,492	122,606
Endo Pharmaceuticals Holdings Inc. (1)	2,972	62,442
Eon Labs Inc. (1)	1,107	28,406
Express Scripts Inc. (1)	2,880	213,667
ImClone Systems Inc. (1)	2,912	122,158
IVAX Corp. (1)	9,278	139,448
Kinetic Concepts Inc. (1)	1,172	76,180
Medicis Pharmaceutical Corp. Class A	2,438	88,012
MGI Pharma Inc. (1)	3,075	69,772
Mylan Laboratories Inc. (2)	10,664	177,342
NBTY Inc. (1)	2,640	72,283
Neurocrine Biosciences Inc. (1)	1,585	72,514
OSI Pharmaceuticals Inc. (1)	2,041	132,869
Sepracor Inc. (1)	3,802	217,398
Valeant Pharmaceuticals International	3,693	92,214
VCA Antech Inc. (1)	3,602	66,817

		2,121,455

REAL ESTATE—0.75%
CB Richard Ellis Group Inc. Class A (1)	2,269	79,392
St. Joe Co. (The)	3,095	212,936

		292,328

REAL ESTATE INVESTMENT TRUSTS—0.34%
Mills Corp. (2)	2,355	131,715

		131,715

RETAIL—7.32%
Abercrombie & Fitch Co. Class A	4,166	208,800
Advance Auto Parts Inc. (1)	3,252	140,161
American Eagle Outfitters Inc.	2,278	115,722
Applebee’s International Inc.	3,588	99,962
CarMax Inc. (1)	4,570	132,210
Cheesecake Factory (The) (1)	3,417	110,608
Chico’s FAS Inc. (1) (2)	3,914	206,190
Claire’s Stores Inc.	3,564	73,525
Dollar General Corp.	13,232	267,419
Dollar Tree Stores Inc. (1) (2)	5,063	137,866
Michaels Stores Inc.	5,955	183,116
MSC Industrial Direct Co. Inc. Class A	2,097	72,598
O’Reilly Automotive Inc. (1) (2)	2,423	110,804
Pacific Sunwear of California Inc. (1)	3,339	81,772
PETCO Animal Supplies Inc. (1)	1,796	68,194
PETsMART Inc.	6,345	191,809
Ross Stores Inc.	6,639	190,008
Tiffany & Co.	6,417	201,686
Urban Outfitters Inc. (1)	2,530	106,437
Williams-Sonoma Inc. (1)	4,120	142,552

		2,841,439

SAVINGS & LOANS—0.27%
Hudson City Bancorp Inc.	2,986	105,018

		105,018

SEMICONDUCTORS—6.60%
Altera Corp. (1)	16,162	310,310
Cree Inc. (1) (2)	3,219	77,353
International Rectifier Corp. (1)	2,926	114,553

Intersil Corp. Class A	6,093	90,359
KLA-Tencor Corp. (1)	8,576	396,640
Lam Research Corp. (1)	5,884	157,456
Marvell Technology Group Ltd. (1)	8,290	277,301
Microchip Technology Inc.	9,038	235,440
National Semiconductor Corp.	15,748	266,614
Novellus Systems Inc.	6,272	164,013
NVIDIA Corp. (1)	6,868	157,415
PMC-Sierra Inc. (1)	7,754	79,711
QLogic Corp. (1)	4,163	159,360
Rambus Inc. (1)	4,180	75,407

		2,561,932

SOFTWARE—7.82%
Activision Inc. (1)	6,082	137,453
Acxiom Corp.	3,781	87,265
Autodesk Inc.	9,838	288,942
BEA Systems Inc. (1)	16,952	144,431
Certegy Inc.	2,761	96,635
Citrix Systems Inc. (1)	7,428	159,331
Dun & Bradstreet Corp. (1)	3,088	179,413
Fair Isaac Corp.	3,098	107,036
Fiserv Inc. (1)	8,516	325,737
Global Payments Inc. (2)	1,648	94,414
IMS Health Inc.	10,182	238,055
Intuit Inc. (1)	7,639	297,921
Mercury Interactive Corp. (1)	4,091	179,063
NAVTEQ Corp. (1)	1,760	67,390
Novell Inc. (1)	16,403	94,645
Pixar Inc. (1) (2)	1,077	93,882
Red Hat Inc. (1) (2)	7,641	82,905
Salesforce.com Inc. (1) (2)	2,650	36,305
SEI Investments Co.	3,050	113,948
Siebel Systems Inc. (1)	19,887	173,216
Total System Services Inc.	1,641	38,744

		3,036,731

TELECOMMUNICATIONS—5.48%
ADTRAN Inc.	1,874	33,563
Amdocs Ltd. (1)	8,126	241,749
American Tower Corp. Class A (1)	9,855	178,573
Andrew Corp. (1)	6,504	84,942
Comverse Technology Inc. (1)	8,037	179,627
Crown Castle International Corp. (1)	9,899	162,344
Harris Corp.	2,924	189,388
JDS Uniphase Corp. (1)	60,513	129,498
Level 3 Communications Inc. (1) (2)	26,992	73,958
Nextel Partners Inc. Class A (1) (2)	1,724	34,290
NII Holdings Inc. Class B (1)	2,576	138,589
Plantronics Inc.	2,087	77,657
Polycom Inc. (1)	4,331	74,840
SpectraSite Inc. (1)	2,002	117,317
Telephone & Data Systems Inc.	2,223	182,997
United States Cellular Corp. (1)	671	30,128
UTStarcom Inc. (1) (2)	4,333	71,191
Western Wireless Corp. Class A (1)	3,363	127,054

		2,127,705

TEXTILES—0.68%
Cintas Corp.	6,027	262,175

		262,175

TOYS, GAMES & HOBBIES—0.17%
Marvel Enterprises Inc. (1)	3,589	64,100

		64,100

TRANSPORTATION—1.72%
CH Robinson Worldwide Inc.	3,544	182,516
Expeditors International Washington Inc.	4,602	258,356
Hunt (J.B.) Transport Services Inc.	2,818	124,330
Landstar System Inc. (1) (2)	2,662	92,584
SIRVA Inc. (1)	1,091	9,666

		667,452

TOTAL COMMON STOCKS
(Cost: $37,901,636)		38,831,584

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.85%

COMMERCIAL PAPER—1.59% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$2,097	2,090
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	16,441	16,419
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	36,691	36,682
CRC Funding LLC
2.21%, 02/07/05	5,242	5,240
DEPFA Bank PLC
2.28%, 05/03/05	10,483	10,423
Edison Asset Securitization
2.26%, 05/04/05	26,208	26,056
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	41,932	41,901
Ford Credit Auto Receivables
2.28%, 04/27/05	15,725	15,640
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	26,208	26,145
Fortis Funding LLC
2.35%, 05/09/05	29,353	29,167
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	136,279	136,152
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	22,124	22,118
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	26,208	26,172
Jupiter Securitization Corp.
2.30%, 02/01/05	10,483	10,483
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	16,773	16,764
Moat Funding LLC
2.50%, 03/23/05	4,193	4,179
Mortgage Interest Networking Trust
2.24%, 02/01/05	13,628	13,628
Nationwide Building Society
2.21%, 02/10/05	20,966	20,954
New Center Asset Trust
2.25%, 02/02/05	19,708	19,707
Nordea North America Inc.
2.74%, 07/11/05	10,483	10,355
Park Granada LLC
2.55%, 03/21/05	4,193	4,179
Preferred Receivables Funding Corp.
2.30%, 02/02/05	10,483	10,482

Santander Central Hispano
2.75%, 07/08/05	26,208	25,894
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	47,180	47,047
Solitaire Funding Ltd.
2.28%, 02/02/05	13,365	13,364
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	20,644	20,614
Windmill Funding Corp.
2.55%, 03/08/05	7,338	7,320

		619,175

FLOATING RATE NOTES—3.89% (3)

American Express Centurion Bank
2.48%, 01/24/06	31,449	31,449
American Express Credit Corp.
2.56%, 10/26/05	41,932	41,948
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	13,628	13,624
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	78,623	78,631
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	71,285	71,269
Cancara Asset Securitisation LLC
2.44%, 02/15/05	37,110	37,110
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	41,932	41,928
Commodore CDO Ltd.
2.55%, 12/12/05	5,242	5,242
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	62,898	62,888
DEPFA Bank PLC
2.47%, 12/15/05	20,966	20,966
Dorada Finance Inc.
2.66%, 07/29/05 (4)	17,402	17,399
Fairway Finance LLC
2.40%, 03/14/05	20,966	20,966
Fifth Third Bancorp
2.48%, 02/23/06 (4)	41,932	41,932
Five Finance Inc.
2.53%, 04/29/05 (4)	16,773	16,772
General Electric Capital Corp.
2.52%, 02/09/06	9,435	9,449
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	10,324	10,324
Hartford Life Global Funding Trust
2.53%, 02/15/06	20,966	20,966
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	62,898	62,898
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	73,381	73,378
Leafs LLC
2.50%, 01/20/06	15,725	15,725
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	85,961	85,985
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	52,415	52,412
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	77,574	77,592
Norddeutsche Landesbank
2.63%, 07/27/05	20,966	20,963
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	62,898	62,898

Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	56,608	56,609
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	11,531	11,529
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	106,927	106,934
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	76,254	76,250
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	62,898	62,898
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	73,381	73,375
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	114,684	114,674
Winston Funding Ltd.
2.75%, 04/25/05 (4)	14,970	14,970

		1,511,953

MEDIUM-TERM NOTES—0.10% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	34,594	34,595
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	5,242	5,242

		39,837

MONEY MARKET FUNDS—1.35% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	83,864	83,864
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	218,991	218,991
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	209,661	209,661
BlackRock Temp Cash Money Market Fund	3,910	3,910
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	7,911	7,911

		524,337

REPURCHASE AGREEMENTS—1.62% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$209,661	209,661
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	209,661	209,661
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	209,661	209,661

		628,983

TIME DEPOSITS—1.15% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	35,642	35,642
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	31,449	31,450
BNP Paribas (New York)
2.78%, 07/11/05	20,966	20,966
First Tennessee Bank
2.31%, 02/03/05	20,966	20,966
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	34,384	34,384
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	20,966	20,967
National City Bank (Ohio)
2.50%, 02/01/05	28,083	28,083

Norddeutsche Landesbank
2.11%, 06/07/05	20,966	20,965
Royal Bank of Scotland
2.54%, 03/22/05	5,242	5,242
Societe Generale
2.51%, 02/01/05	20,966	20,966
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	92,251	92,247
UBS Finance (Connecticut)
2.67%, 11/09/05	8,386	8,386
Washington Mutual Bank
2.27-2.35%, 02/02/05	52,415	52,415
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	52,415	52,415

		445,094

U.S. GOVERNMENT AGENCY NOTES—0.15% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	25,128	25,067
Federal National Mortgage Association
2.33%, 07/22/05	31,449	31,102

		56,169

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,825,548)		3,825,548

TOTAL INVESTMENTS IN SECURITIES—109.85%
(Cost: $41,727,184) (7)		42,657,132
Other Assets, Less Liabilities —(9.85%)		(3,824,717)

NET ASSETS —100.00%		$38,832,415

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $41,727,841. Net unrealized appreciation aggregated $929,291, of which $2,053,206 represented gross unrealized appreciation on securities and $1,123,915 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

AGRICULTURE—2.38%
Bunge Ltd.	3,225	$182,341
Reynolds American Inc.	2,521	202,739
UST Inc.	4,843	245,346

		630,426

APPAREL—0.98%
Jones Apparel Group Inc.	3,657	122,985
VF Corp.	2,561	136,117

		259,102

AUTO MANUFACTURERS—0.27%
Navistar International Corp. (1)	1,823	70,951

		70,951

AUTO PARTS & EQUIPMENT—1.47%
BorgWarner Inc.	1,626	87,300
Dana Corp.	4,400	69,828
Delphi Corp.	14,562	110,526
Lear Corp.	2,002	108,108
TRW Automotive Holdings Corp. (1)	720	14,328

		390,090

BANKS—8.32%
AmSouth Bancorp (2)	10,369	258,603
Associated Bancorp	3,545	117,091
Assurant Inc.	3,423	111,350
BancorpSouth Inc.	2,126	46,347
Banknorth Group Inc.	5,042	180,806
Colonial BancGroup Inc. (The)	3,935	79,408
Commerce Bancshares Inc.	2,041	98,111
Compass Bancshares Inc.	3,595	168,354
First Horizon National Corp. (2)	3,621	154,146
FirstMerit Corp.	2,134	56,551
Fulton Financial Corp. (2)	3,583	78,217
Hibernia Corp. Class A	4,556	119,914
Hudson United Bancorp	1,327	48,781
Huntington Bancshares Inc.	6,407	147,169
Mercantile Bankshares Corp.	2,319	117,411
Sky Financial Group Inc.	3,111	82,628
Trustmark Corp. (2)	1,504	41,616
UnionBanCal Corp.	1,688	103,947
Valley National Bancorp	2,905	74,949
Whitney Holding Corp.	1,185	54,012
Wilmington Trust Corp.	1,954	67,941

		2,207,352

BEVERAGES—0.38%
Coors (Adolph) Co. Class B	785	58,561
PepsiAmericas Inc.	2,031	43,159

		101,720

BUILDING MATERIALS—0.47%
Lafarge North America Inc.	886	48,057
Martin Marietta Materials Inc.	1,422	76,816

		124,873

CHEMICALS—3.09%
Ashland Inc.	2,071	127,118
Eastman Chemical Co.	2,264	122,596
Engelhard Corp.	3,603	108,270
Lubrizol Corp.	1,927	69,430
Lyondell Chemical Co.	5,993	176,314
RPM International Inc. (2)	3,418	60,259
Sherwin-Williams Co. (The)	3,513	151,762
Valhi Inc. (2)	310	4,752

		820,501

COMMERCIAL SERVICES—3.16%
Convergys Corp. (1)	4,175	59,661
Deluxe Corp.	1,474	56,410
Donnelley (R.R.) & Sons Co.	6,423	214,849
McKesson Corp.	8,066	278,196
Rent-A-Center Inc. (1)	1,990	48,735
Service Corp. International (1) (2)	9,953	68,676
ServiceMaster Co. (The)	8,561	110,351

		836,878

COMPUTERS—0.72%
Reynolds & Reynolds Co. (The) Class A	1,872	51,049
Unisys Corp. (1)	9,679	75,980
Western Digital Corp. (1)	6,048	65,137

		192,166

DISTRIBUTION & WHOLESALE—0.82%
Genuine Parts Co. (2)	5,129	217,111

		217,111

DIVERSIFIED FINANCIAL SERVICES—2.25%
CIT Group Inc.	6,179	249,446
Edwards (A.G.) Inc.	2,291	97,734
Providian Financial Corp. (1)	8,582	143,148
Raymond James Financial Inc.	1,730	53,924
Student Loan Corp.	119	21,499
Westcorp Inc.	689	31,398

		597,149

ELECTRIC—13.42%
AES Corp. (The) (1)	18,952	266,276
Allegheny Energy Inc. (1)	3,702	71,597
Alliant Energy Corp.	3,335	91,712
Ameren Corp.	5,695	285,433
CenterPoint Energy Inc.	7,992	89,910
Cinergy Corp.	4,934	198,791
Constellation Energy Group Inc.	5,143	257,150
DPL Inc.	3,535	91,875
DTE Energy Co. (2)	5,093	223,124
Energy East Corp.	4,263	111,691
Great Plains Energy Inc.	2,190	66,379
Hawaiian Electric Industries Inc. (2)	2,368	68,932
MDU Resources Group Inc.	3,201	85,595
NiSource Inc.	7,725	176,902
Northeast Utilities	3,778	70,649
NSTAR	1,561	87,853
OGE Energy Corp. (2)	2,583	67,545
Pepco Holdings Inc.	5,464	119,388

Pinnacle West Capital Corp.	2,655	110,713
PPL Corp.	5,536	298,944
Puget Energy Inc.	2,930	70,379
SCANA Corp.	2,969	115,939
TECO Energy Inc.	5,553	88,904
Westar Energy Inc.	2,482	57,831
Wisconsin Energy Corp.	3,410	116,554
WPS Resources Corp. (2)	1,081	55,239
Xcel Energy Inc.	11,720	213,187

		3,558,492

ELECTRONICS—0.54%
Arrow Electronics Inc. (1)	3,390	80,038
Avnet Inc. (1)	3,504	62,792

		142,830

ENGINEERING & CONSTRUCTION—0.49%
Fluor Corp. (2)	2,446	130,959

		130,959

ENTERTAINMENT—0.08%
Metro-Goldwyn-Mayer Inc.	1,831	21,826

		21,826

FOOD—3.62%
Albertson’s Inc. (2)	9,336	213,608
Dean Foods Co. (1)	4,616	162,622
Del Monte Foods Co. (1)	5,862	66,123
Pilgrim’s Pride Corp.	735	25,696
Safeway Inc. (1)	13,078	246,520
SUPERVALU Inc.	3,987	126,029
Tyson Foods Inc. Class A	6,910	118,645

		959,243

FOREST PRODUCTS & PAPER—1.73%
Bowater Inc.	1,639	62,282
Georgia-Pacific Corp.	6,679	214,396
Louisiana-Pacific Corp.	3,018	77,261
Temple-Inland Inc.	1,640	104,304

		458,243

GAS—2.78%
AGL Resources Inc.	2,095	72,592
Energen Corp.	952	55,825
KeySpan Corp.	4,696	185,351
ONEOK Inc.	2,834	78,502
Sempra Energy	5,975	222,389
UGI Corp.	1,474	61,422
Vectren Corp.	2,240	61,846

		737,927

HAND & MACHINE TOOLS—0.19%
Snap-On Inc.	1,545	51,155

		51,155

HEALTH CARE-PRODUCTS—0.35%
Hillenbrand Industries Inc.	1,702	92,470

		92,470

HEALTH CARE-SERVICES—2.06%
Health Net Inc. (1) (2)	3,297	95,910
Humana Inc. (1)	4,662	159,767
PacifiCare Health Systems Inc. (1)	2,522	155,179
Tenet Healthcare Corp. (1)	13,627	135,316

		546,172

HOME BUILDERS—0.45%
KB Home	1,090	118,428

		118,428

HOME FURNISHINGS—0.50%
Whirlpool Corp.	1,942	132,561

		132,561

HOUSEHOLD PRODUCTS & WARES—0.17%
American Greetings Corp. Class A	1,846	44,562

		44,562

HOUSEWARES—0.65%
Newell Rubbermaid Inc.	8,065	173,559

		173,559

INSURANCE—10.76%
American Financial Group Inc.	1,129	34,762
AON Corp.	7,638	173,688
CIGNA Corp.	4,030	323,407
Cincinnati Financial Corp.	4,599	202,908
CNA Financial Corp. (1) (2)	985	26,043
Conseco Inc. (1)	4,439	84,563
Fidelity National Financial Inc.	4,714	206,567
First American Corp.	2,306	85,276
IPC Holdings Ltd.	1,079	45,545
Jefferson-Pilot Corp.	4,000	199,600
Lincoln National Corp.	5,159	238,036
MBIA Inc.	4,199	250,848
Mercury General Corp.	761	43,301
Nationwide Financial Services Inc.	1,664	61,485
Old Republic International Corp.	5,015	116,348
PartnerRe Ltd.	1,561	98,921
Protective Life Corp.	1,888	77,710
Radian Group Inc.	2,713	130,061
Reinsurance Group of America Inc.	976	45,892
SAFECO Corp. (2)	4,079	188,858
StanCorp Financial Group Inc.	838	71,230
UNUMProvident Corp. (2)	8,690	149,207

		2,854,256

IRON & STEEL—1.88%
International Steel Group Inc. (1) (2)	2,182	87,825
Nucor Corp.	4,223	237,164
United States Steel Corp. (2)	3,334	172,701

		497,690

MACHINERY—0.34%
Cummins Inc. (2)	1,154	89,631

		89,631

MANUFACTURING—2.33%
Carlisle Companies Inc.	905	57,078
Cooper Industries Ltd.	2,688	186,816
Crane Co.	1,481	42,208
Eastman Kodak Co. (2)	8,401	277,989
Teleflex Inc.	1,072	54,404

		618,495

MEDIA—0.56%
Knight Ridder Inc. (2)	2,265	147,474

		147,474

MINING—1.26%
Owens-Illinois Inc. (1)	2,994	68,024
Phelps Dodge Corp.	2,755	265,306

		333,330

OIL & GAS—3.86%
Amerada Hess Corp.	2,420	209,693
Forest Oil Corp. (1)	1,479	49,828
Kerr-McGee Corp.	3,666	226,375
Noble Energy Inc.	1,695	100,293
Pogo Producing Co.	1,694	72,046
Premcor Inc.	2,287	109,776
Sunoco Inc.	2,209	193,265
Tesoro Corp. (1) (2)	1,922	61,196

		1,022,472

PACKAGING & CONTAINERS—0.87%
Bemis Co. Inc.	3,150	91,350
Crown Holdings Inc. (1)	4,808	64,860
Sonoco Products Co.	2,887	74,947

		231,157

PHARMACEUTICALS—0.50%
Hospira Inc. (1)	4,566	131,912

		131,912

PIPELINES—1.59%
Dynegy Inc. Class A (1) (2)	7,952	35,386
El Paso Corp.	18,088	196,617
National Fuel Gas Co. (2)	2,304	64,973
Questar Corp.	2,463	125,120

		422,096

REAL ESTATE—0.14%
LNR Property Corp.	577	36,351

		36,351

REAL ESTATE INVESTMENT TRUSTS—11.62%
Annaly Mortgage Management Inc. (2)	3,546	69,502

Apartment Investment & Management Co. Class A	2,785	99,981
Archstone-Smith Trust	5,730	196,539
Arden Realty Group Inc.	1,929	65,046
AvalonBay Communities Inc. (2)	2,110	141,201
Boston Properties Inc.	3,173	183,336
BRE Properties Inc. Class A (2)	1,456	53,537
Camden Property Trust (2)	1,160	52,560
CBL & Associates Properties Inc.	849	58,394
Duke Realty Corp. (2)	4,170	129,687
Equity Residential	8,210	258,943
Health Care Property Investors Inc.	3,906	101,400
Health Care REIT Inc.	1,498	50,183
Hospitality Properties Trust	1,839	78,433
HRPT Properties Trust	5,154	61,384
iStar Financial Inc.	3,261	136,473
Kimco Realty Corp.	2,773	146,914
Liberty Property Trust	2,450	95,672
Macerich Co. (The)	1,712	97,944
Mack-Cali Realty Corp.	1,783	74,850
New Plan Excel Realty Trust Inc. (2)	3,010	76,063
Plum Creek Timber Co. Inc.	5,374	191,959
Rayonier Inc. (2)	1,463	65,103
Realty Income Corp. (2)	2,304	53,706
Reckson Associates Realty Corp.	2,366	72,589

Shurgard Storage Centers Inc. Class A	1,336	54,642
SL Green Realty Corp.	1,128	60,043
Thornburg Mortgage Inc. (2)	2,447	68,149
Trizec Properties Inc.	2,690	47,640
Vornado Realty Trust (2)	3,451	238,602

		3,080,475

RETAIL—6.21%
AutoNation Inc. (1)	5,782	110,089
Borders Group Inc.	2,288	60,060
CBRL Group Inc.	1,416	58,212
Federated Department Stores Inc.	5,062	287,522
May Department Stores Co. (The)	8,543	289,608
Neiman-Marcus Group Inc. Class A	855	57,199
Neiman-Marcus Group Inc. Class B	410	25,584
Office Depot Inc. (1)	9,185	158,809
OfficeMax Inc.	2,593	76,519
Rite Aid Corp. (1)	13,150	46,551
Saks Inc.	3,711	52,808
Sears, Roebuck and Co.	5,762	289,541
Toys R Us Inc. (1)	6,270	134,492

		1,646,994

SAVINGS & LOANS—1.99%
Astoria Financial Corp.	2,048	77,087
Independence Community Bank Corp.	2,294	90,154
Sovereign Bancorp Inc.	10,062	228,810
Washington Federal Inc.	2,313	60,254
Webster Financial Corp.	1,577	70,728

		527,033

SEMICONDUCTORS—0.11%
MEMC Electronic Materials Inc. (1)	2,432	29,914

		29,914

TELECOMMUNICATIONS—2.11%
CenturyTel Inc.	3,721	121,305
Citizens Communications Co.	8,513	114,840
MCI Inc.	7,415	143,035
Qwest Communications International Inc. (1)	42,771	179,638

		558,818

TOYS, GAMES & HOBBIES—1.23%
Hasbro Inc.	4,664	91,414
Mattel Inc.	12,130	235,929

		327,343

TRANSPORTATION—1.23%
CSX Corp.	6,297	251,691
Yellow Roadway Corp. (1)	1,302	73,719

		325,410

TOTAL COMMON STOCKS
(Cost: $25,793,079)		26,497,597

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.19%

COMMERCIAL PAPER—1.32% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$1,188	1,185
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	9,318	9,307
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	20,796	20,791
CRC Funding LLC
2.21%, 02/07/05	2,971	2,970
DEPFA Bank PLC
2.28%, 05/03/05	5,942	5,908
Edison Asset Securitization
2.26%, 05/04/05	14,854	14,768
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	23,767	23,749
Ford Credit Auto Receivables
2.28%, 04/27/05	8,913	8,865
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	14,854	14,818
Fortis Funding LLC
2.35%, 05/09/05	16,637	16,531
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	77,242	77,169
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	12,540	12,537
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	14,854	14,834
Jupiter Securitization Corp.
2.30%, 02/01/05	5,942	5,942
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	9,507	9,502
Moat Funding LLC
2.50%, 03/23/05	2,377	2,368
Mortgage Interest Networking Trust
2.24%, 02/01/05	7,724	7,724
Nationwide Building Society
2.21%, 02/10/05	11,883	11,877
New Center Asset Trust
2.25%, 02/02/05	11,170	11,170
Nordea North America Inc.
2.74%, 07/11/05	5,942	5,869
Park Granada LLC
2.55%, 03/21/05	2,377	2,369
Preferred Receivables Funding Corp.
2.30%, 02/02/05	5,942	5,941
Santander Central Hispano
2.75%, 07/08/05	14,854	14,676
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	26,741	26,666
Solitaire Funding Ltd.
2.28%, 02/02/05	7,575	7,575
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	11,701	11,685
Windmill Funding Corp.
2.55%, 03/08/05	4,159	4,149

		350,945

FLOATING RATE NOTES—3.23% (3)

American Express Centurion Bank
2.48%, 01/24/06	17,825	17,826
American Express Credit Corp.
2.56%, 10/26/05	23,767	23,776
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	7,724	7,722

Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	44,563	44,566
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	40,404	40,395
Cancara Asset Securitisation LLC
2.44%, 02/15/05	21,034	21,034
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	23,767	23,765
Commodore CDO Ltd.
2.55%, 12/12/05	2,971	2,971
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	35,650	35,644
DEPFA Bank PLC
2.47%, 12/15/05	11,883	11,884
Dorada Finance Inc.
2.66%, 07/29/05 (4)	9,863	9,862
Fairway Finance LLC
2.40%, 03/14/05	11,883	11,884
Fifth Third Bancorp
2.48%, 02/23/06 (4)	23,767	23,767
Five Finance Inc.
2.53%, 04/29/05 (4)	9,507	9,506
General Electric Capital Corp.
2.52%, 02/09/06	5,348	5,356
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	5,852	5,852
Hartford Life Global Funding Trust
2.53%, 02/15/06	11,883	11,884
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	35,650	35,652
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	41,592	41,590
Leafs LLC
2.50%, 01/20/06	8,913	8,913
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	48,722	48,736
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	29,709	29,706
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	43,969	43,979
Norddeutsche Landesbank
2.63%, 07/27/05	11,883	11,881
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	35,650	35,651
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	32,085	32,086
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	6,536	6,534
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	60,605	60,609
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	43,220	43,218
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	35,650	35,652
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	41,592	41,588
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	65,002	64,996
Winston Funding Ltd.
2.75%, 04/25/05 (4)	8,485	8,485

		856,970

MEDIUM-TERM NOTES—0.09% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	19,608	19,608
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	2,971	2,971

		22,579

MONEY MARKET FUNDS—1.13% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	47,534	47,534
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	127,484	127,484
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	118,834	118,834
BlackRock Temp Cash Money Market Fund	2,216	2,216
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	4,484	4,484

		300,552

REPURCHASE AGREEMENTS—1.35% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$118,834	118,834
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	118,834	118,834
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	118,834	118,834

		356,502

TIME DEPOSITS—0.95% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	20,202	20,202
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	17,825	17,826
BNP Paribas (New York)
2.78%, 07/11/05	11,883	11,884
First Tennessee Bank
2.31%, 02/03/05	11,883	11,884
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	19,489	19,489
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	11,883	11,884
National City Bank (Ohio)
2.50%, 02/01/05	15,917	15,917
Norddeutsche Landesbank
2.11%, 06/07/05	11,883	11,883
Royal Bank of Scotland
2.54%, 03/22/05	2,971	2,971
Societe Generale
2.51%, 02/01/05	11,883	11,884
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	52,287	52,284
UBS Finance (Connecticut)
2.67%, 11/09/05	4,753	4,754
Washington Mutual Bank
2.27-2.35%, 02/02/05	29,709	29,708
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	29,709	29,710

		252,280

U.S. GOVERNMENT AGENCY NOTES—0.12% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	14,243	14,208
Federal National Mortgage Association
2.33%, 07/22/05	17,825	17,628

		31,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,171,664)	2,171,664

TOTAL INVESTMENTS IN SECURITIES—108.12%
(Cost: $27,964,743) (7)	28,669,261
Other Assets, Less Liabilities—(8.12%)	(2,152,978)

NET ASSETS—100.00%	$26,516,283

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $27,975,257. Net unrealized appreciation aggregated $694,004, of which $1,207,013 represented gross unrealized appreciation on securities and $513,009 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—1.66%
ADVO Inc.	3,778	$138,955
Catalina Marketing Corp.	6,123	157,361
Donnelley (R.H.) Corp. (1)	3,909	231,413
Grey Global Group Inc.	119	129,710

		657,439

AEROSPACE & DEFENSE—1.97%
Curtiss-Wright Corp. (2)	1,354	69,311
DRS Technologies Inc. (1)	3,105	126,063
EDO Corp.	1,942	62,047
Esterline Technologies Corp. (1)	3,035	91,080
Moog Inc. Class A (1)	2,832	123,164
Orbital Sciences Corp. (1) (2)	6,225	63,246
Titan Corp. (The) (1)	10,552	177,274
Triumph Group Inc. (1)	2,000	70,900

		783,085

AGRICULTURE—0.35%
Delta & Pine Land Co.	4,753	139,928

		139,928

AIRLINES—0.57%
Alaska Air Group Inc. (1)	3,455	102,924
SkyWest Inc.	7,211	124,173

		227,097

APPAREL—0.96%
K-Swiss Inc. Class A	2,342	70,845
Skechers U.S.A. Inc. Class A (1)	2,757	40,390
Warnaco Group Inc. (The) (1)	5,386	116,391
Wolverine World Wide Inc.	4,835	151,964

		379,590

BANKS—6.81%
Alabama National Bancorp	1,848	115,038
Boston Private Financial Holdings Inc. (2)	3,385	94,238
CVB Financial Corp. (2)	5,951	115,330
First Community Bancorp	1,631	69,415
First Republic Bank	1,958	98,781
Fremont General Corp.	8,352	204,540
Frontier Financial Corp.	2,305	88,616
Greater Bay Bancorp (2)	6,408	174,746
Hanmi Financial Corp.	3,037	107,905
Harleysville National Corp.	3,096	78,453
Independent Bank Corp. (Michigan) (2)	2,437	74,986
Main Street Banks Inc. (2)	1,833	59,811
MB Financial Inc.	3,369	133,716
Mid-State Bancshares	2,918	82,317
Oriental Financial Group Inc. (2)	2,589	73,010
Pacific Capital Bancorp	5,404	165,795

Prosperity Bancshares Inc.	2,510	69,728
Riggs National Corp.	2,005	43,789
Sandy Spring Bancorp Inc. (2)	1,800	66,321
Southwest Bancorp of Texas Inc.	8,105	160,236
Sterling Bancshares Inc.	5,556	81,618
Sterling Financial Corp. (Pennsylvania)	2,519	69,902
Texas Regional Bancshares Inc. Class A	5,659	175,118
Umpqua Holdings Corp.	5,412	131,403
United Community Banks Inc. (2)	3,840	99,725
Unizan Financial Corp.	2,753	67,228

		2,701,765

BIOTECHNOLOGY—2.09%
Bio-Rad Laboratories Inc. Class A (1)	1,995	117,286
Cambrex Corp.	3,061	68,291
Enzo Biochem Inc. (1)	3,886	70,453
Human Genome Sciences Inc. (1) (2)	16,276	194,498
ICOS Corp. (1) (2)	7,254	181,568
Myriad Genetics Inc. (1) (2)	3,848	95,276
Vertex Pharmaceuticals Inc. (1)	9,926	100,947

		828,319

BUILDING MATERIALS—1.23%
Eagle Materials Inc.	1,189	94,835
ElkCorp	2,304	93,266
Genlyte Group Inc. (The) (1)	1,513	121,055
NCI Building Systems Inc. (1) (2)	2,400	91,080
Universal Forest Products Inc.	2,221	86,908

		487,144

CHEMICALS—1.09%
Arch Chemicals Inc.	2,901	79,894
Minerals Technologies Inc.	2,543	158,887
Olin Corp.	8,642	192,457

		431,238

COMMERCIAL SERVICES—3.52%
ABM Industries Inc.	4,923	90,091
Arbitron Inc. (1)	3,837	156,933
Bowne & Co. Inc.	4,370	64,894
Chemed Corp.	1,538	110,152
Corrections Corp. of America (1)	4,038	165,921
Cross Country Healthcare Inc. (1)	3,110	51,502
FTI Consulting Inc. (1) (2)	5,271	102,257
Kelly Services Inc. Class A	2,318	67,454
Magellan Health Services Inc. (1)	3,973	147,557
MAXIMUS Inc. (1)	2,343	70,477
NCO Group Inc. (1)	3,699	84,263
Pre-Paid Legal Services Inc. (2)	1,905	70,714
Spherion Corp. (1)	7,551	58,898
TeleTech Holdings Inc. (1)	4,797	50,944
Watson Wyatt & Co. Holdings	4,009	105,196

		1,397,253

COMPUTERS—2.12%
Agilysys Inc.	4,069	68,603
CIBER Inc. (1) (2)	6,887	57,989
Electronics For Imaging Inc. (1)	6,722	114,274
Hutchinson Technology Inc. (1) (2)	3,226	113,878
Intergraph Corp. (1)	4,524	134,408
Lexar Media Inc. (1)	9,592	36,833
Mentor Graphics Corp. (1)	9,385	130,733
PalmOne Inc. (1) (2)	5,242	135,637
Silicon Storage Technology Inc. (1)	10,696	49,095

		841,450

COSMETICS & PERSONAL CARE—0.35%
Chattem Inc. (1)	1,945	70,156
Elizabeth Arden Inc. (1)	2,989	70,750

		140,906

DISTRIBUTION & WHOLESALE—0.99%
Aviall Inc. (1)	2,926	84,298
United Stationers Inc. (1)	4,156	180,412
WESCO International Inc. (1)	3,782	127,794

		392,504

DIVERSIFIED FINANCIAL SERVICES—3.01%
Accredited Home Lenders Holding Co. (1)	1,972	95,800
Advanta Corp. Class B	1,942	44,200
Affiliated Managers Group Inc. (1)	3,702	234,744
CompuCredit Corp. (1)	2,079	59,584
Credit Acceptance Corp. (1)	1,287	31,480
Financial Federal Corp.	2,136	73,692
Gabelli Asset Management Inc. Class A (2)	780	37,323
Instinet Group Inc. (1)	15,738	96,946
Investment Technology Group Inc. (1)	5,782	115,120
Knight Trading Group Inc. (1)	14,364	142,347
Metris Companies Inc. (1)	7,201	85,692
Nelnet Inc. Class A (1)	2,709	81,812
Piper Jaffray Companies Inc. (1)	2,391	94,636

		1,193,376

ELECTRICAL COMPONENTS & EQUIPMENT—0.67%
EnerSys (1)	2,513	38,072
Power-One Inc. (1)	9,039	67,160
Rayovac Corp. (1)	4,328	162,603

		267,835

ELECTRONICS—3.93%
Analogic Corp. (2)	1,367	56,061
Benchmark Electronics Inc. (1)	5,144	164,454
Checkpoint Systems Inc. (1) (2)	4,655	72,432
Coherent Inc. (1)	3,747	112,410
CTS Corp.	4,578	60,933
Electro Scientific Industries Inc. (1)	3,492	61,704
Itron Inc. (1) (2)	2,603	59,999
KEMET Corp. (1)	10,704	90,449
Methode Electronics Inc.	4,405	55,195
Orbotech Ltd. (1)	3,983	83,245
Paxar Corp. (1)	4,486	106,991
Plexus Corp. (1)	5,351	61,644
Technitrol Inc. (1)	4,650	82,491
Thomas & Betts Corp. (1)	7,369	215,248
Varian Inc. (1)	4,360	174,095
Watts Water Technologies Inc. Class A	3,144	100,765

		1,558,116

ENERGY - ALTERNATE SOURCES—0.22%
FuelCell Energy Inc. (1) (2)	5,579	50,880
Plug Power Inc. (1) (2)	6,590	35,850

		86,730

ENGINEERING & CONSTRUCTION—0.61%
Dycom Industries Inc. (1)	6,039	164,080
EMCOR Group Inc. (1)	1,861	79,949

		244,029

ENTERTAINMENT—0.90%
Argosy Gaming Co. (1)	3,429	158,386
Isle of Capri Casinos Inc. (1)	2,055	52,238
Speedway Motorsports Inc.	1,694	65,642
Vail Resorts Inc. (1)	3,453	82,768

		359,034

ENVIRONMENTAL CONTROL—0.51%
Ionics Inc. (1)	2,254	98,860
Tetra Tech Inc. (1) (2)	6,957	103,172

		202,032

FOOD—1.60%
Flowers Foods Inc.	5,001	152,581
Hain Celestial Group Inc. (1)	3,694	74,323
Performance Food Group Co. (1)	5,809	158,063
Ralcorp Holdings Inc.	3,662	161,128
Tootsie Roll Industries Inc. (2)	2,741	88,178

		634,273

HAND & MACHINE TOOLS—0.84%
Baldor Electric Co.	3,647	102,225
Franklin Electric Co. Inc.	1,957	86,088
Lincoln Electric Holdings Inc.	4,464	143,518

		331,831

HEALTH CARE-PRODUCTS—3.06%
CONMED Corp. (1)	3,687	107,107
Invacare Corp.	3,760	174,990
Mentor Corp. (2)	4,587	143,619
Oakley Inc.	3,250	41,697
PSS World Medical Inc. (1)	8,013	100,563
Sola International Inc. (1)	3,982	109,943
Steris Corp. (1)	8,544	202,664
Sybron Dental Specialties Inc. (1)	4,867	183,778
Viasys Healthcare Inc. (1)	3,324	60,796
West Pharmaceutical Services Inc.	3,490	91,089

		1,216,246

HEALTH CARE-SERVICES—3.07%
AMERIGROUP Corp. (1)	6,213	255,416
Apria Healthcare Group Inc. (1)	6,246	204,869
Genesis HealthCare Corp. (1)	2,505	86,873
Molina Healthcare Inc. (1)	1,403	69,771
Pediatrix Medical Group Inc. (1)	2,998	200,236
Province Healthcare Co. (1)	5,832	132,036
Sierra Health Services Inc. (1) (2)	3,008	165,229
Sunrise Senior Living Inc. (1) (2)	2,259	103,530

		1,217,960

HOME BUILDERS—2.31%
Brookfield Homes Corp.	1,920	68,544
Fleetwood Enterprises Inc. (1) (2)	6,854	60,178
Meritage Homes Corp. (1)	2,684	173,521
Monaco Coach Corp.	3,387	62,693
Technical Olympic USA Inc.	1,454	39,505
Thor Industries Inc. (2)	4,874	168,397
WCI Communities Inc. (1)	4,872	155,222
William Lyon Homes Inc. (1)	555	44,994
Winnebago Industries Inc. (2)	4,187	144,410

		917,464

HOME FURNISHINGS—0.56%
American Woodmark Corp.	1,359	56,371
Ethan Allen Interiors Inc. (2)	4,665	164,395

		220,766

HOUSEHOLD PRODUCTS & WARES—1.32%
Central Garden & Pet Co. (1)	2,330	95,483
Harland (John H.) Co.	3,444	125,362
Helen of Troy Ltd. (1)	2,604	83,224
Jarden Corp. (1)	3,407	156,722
WD-40 Co.	1,989	64,483

		525,274

HOUSEWARES—0.64%
Toro Co. (2)	3,034	252,581

		252,581

INSURANCE—3.29%
Arch Capital Group Ltd. (1)	3,890	142,880
Bristol West Holdings Inc.	2,314	45,239
Danielson Holding Corp. (1)	7,058	57,664
Direct General Corp.	2,071	38,831
Hilb, Rogal & Hobbs Co. (2)	3,921	139,431
Philadelphia Consolidated Holding Corp. (1)	2,313	155,133
ProAssurance Corp. (1)	3,334	127,526
RLI Corp.	2,796	121,514
Scottish Re Group Ltd.	4,066	93,803
State Auto Financial Corp.	1,393	36,887
Triad Guaranty Inc. (1)	1,162	62,876
21st Century Insurance Group	3,218	43,990
U.S.I. Holdings Corp. (1)	4,846	54,760
UICI	4,082	126,215
Universal American Financial Corp. (1)	3,769	57,440

		1,304,189

INTERNET—1.32%
Ariba Inc. (1)	7,657	106,279
DoubleClick Inc. (1)	14,748	120,344
NetBank Inc.	5,942	56,746
Priceline.com Inc. (1) (2)	2,985	67,431
ProQuest Co. (1)	2,769	87,279
United Online Inc. (1)	7,800	84,084

		522,163

IRON & STEEL—1.56%
Cleveland-Cliffs Inc. (2)	2,677	175,290
Gibraltar Industries Inc.	3,647	88,440
Reliance Steel & Aluminum Co.	3,491	133,950
Steel Dynamics Inc. (2)	5,850	221,130

		618,810

LEISURE TIME—0.41%
K2 Inc. (1)	5,773	81,168
Nautilus Group Inc. (The)	3,826	80,078

		161,246

LODGING—0.98%
Ameristar Casinos Inc.	1,395	61,003
Aztar Corp. (1)	4,275	137,783
Kerzner International Ltd. (1)	2,091	126,150
Marcus Corp.	2,629	65,515

		390,451

MACHINERY—3.56%
Applied Industrial Technologies Inc.	3,273	94,721
Briggs & Stratton Corp.	6,384	247,635

Flowserve Corp. (1)	6,914	172,504
Gardner Denver Inc. (1)	2,460	93,136
JLG Industries Inc. (2)	5,433	95,675
Joy Global Inc.	8,686	242,600
Nordson Corp.	3,230	121,545
Stewart & Stevenson Services Inc.	3,253	66,491
Tecumseh Products Co. Class A	1,692	68,746
Thomas Industries Inc.	1,934	75,407
Unova Inc. (1) (2)	5,903	136,123

		1,414,583

MANUFACTURING—1.63%
AptarGroup Inc.	4,227	204,967
CLARCOR Inc.	3,181	173,269
ESCO Technologies Inc. (1)	1,605	115,255
Federal Signal Corp. (2)	5,976	98,783
Tredegar Corp.	3,212	54,443

		646,717

MEDIA—1.67%
Cox Radio Inc. Class A (1)	4,832	76,152
Gray Television Inc.	5,442	78,691
Liberty Corp.	2,027	80,350
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	1,996	65,469
Media General Inc. Class A	2,565	164,083
Primedia Inc. (1)	18,960	73,565
Pulitzer Inc.	1,224	77,675
Sinclair Broadcast Group Inc. Class A	5,825	47,940

		663,925

METAL FABRICATE & HARDWARE—0.73%
Kaydon Corp.	3,491	108,326
Worthington Industries Inc.	8,766	179,528

		287,854

MINING—1.16%
AMCOL International Corp.	3,083	66,932
Apex Silver Mines Ltd. (1) (2)	5,553	89,736
Century Aluminum Co. (1) (2)	2,994	74,610
Meridian Gold Inc. (1)	12,386	229,017

		460,295

OFFICE & BUSINESS EQUIPMENT—0.44%
Global Imaging Systems Inc. (1)	2,854	102,145
Imagistics International Inc. (1)	2,093	71,685

		173,830

OFFICE FURNISHINGS—0.13%
Interface Inc. Class A (1)	5,591	52,723

		52,723

OIL & GAS—3.99%
Berry Petroleum Co. Class A	2,278	123,331
Cimarex Energy Co. (1)	4,903	177,734
Comstock Resources Inc. (1)	4,297	100,808
Denbury Resources Inc. (1)	6,808	198,794
Encore Acquisition Co. (1)	3,459	129,021
Frontier Oil Corp.	3,334	93,252
Magnum Hunter Resources Inc. (1)	10,761	160,447
Meridian Resource Corp. (The) (1)	9,511	50,503
Range Resources Corp.	8,457	187,661
Remington Oil & Gas Corp. (1)	2,703	79,063
St. Mary Land & Exploration Co.	3,712	159,653
Whiting Petroleum Corp. (1) (2)	3,551	124,001

		1,584,268

OIL & GAS SERVICES—2.39%
Core Laboratories NV (1)	3,255	70,275
Key Energy Services Inc. (1)	16,157	200,508
Lone Star Technologies Inc. (1)	3,579	145,987
Maverick Tube Corp. (1)	5,315	181,029
Oceaneering International Inc. (1)	3,117	118,789
Oil States International Inc. (1)	3,757	71,571
RPC Inc.	1,464	37,757
Seacor Holdings Inc. (1) (2)	2,158	120,826

		946,742

PACKAGING & CONTAINERS—0.21%
Graphic Packaging Corp. (1) (2)	12,445	83,630

		83,630

PHARMACEUTICALS—2.82%
Accredo Health Inc. (1)	6,112	182,015
Andrx Corp. (1)	9,009	196,757
AtheroGenics Inc. (1) (2)	4,382	81,286
MannKind Corp. (1) (2)	2,692	37,930
Nabi Biopharmaceuticals (1)	7,214	93,133
NeighborCare Inc. (1)	4,464	130,929
Par Pharmaceutical Companies Inc. (1)	4,248	160,999
Perrigo Co.	7,610	130,512
Priority Healthcare Corp. Class B (1)	4,596	105,984

		1,119,545

REAL ESTATE—0.52%
Jones Lang LaSalle Inc. (1)	3,514	125,626
Trammell Crow Co. (1)	4,681	79,296

		204,922

REAL ESTATE INVESTMENT TRUSTS—3.94%
Capital Automotive	5,377	175,667
Corporate Office Properties Trust (2)	4,200	108,066
Entertainment Properties Trust (2)	3,036	127,846
Equity Lifestyle Properties Inc.	2,603	89,231
Glimcher Realty Trust (2)	4,405	112,724
Heritage Property Investment Trust Inc. (2)	3,289	96,828
Inland Real Estate Corp.	7,487	113,578
LaSalle Hotel Properties	3,466	105,158
Maguire Properties Inc.	4,587	108,483
Pennsylvania Real Estate Investment Trust (2)	4,209	168,444
Summit Properties Inc.	3,902	118,816
Tanger Factory Outlet Centers Inc.	3,417	80,641
Taubman Centers Inc.	5,859	158,252

		1,563,734

RETAIL—6.88%
AFC Enterprises Inc. (1) (2)	2,620	64,819
Big 5 Sporting Goods Corp.	2,858	78,252
Big Lots Inc. (1)	14,417	162,335
Cash America International Inc.	3,504	100,214
CKE Restaurants Inc. (1)	6,578	95,381
CSK Auto Corp. (1)	5,737	90,472
Dress Barn Inc. (1)	2,690	51,487
Electronics Boutique Holdings Corp. (1) (2)	1,582	55,512
Fred’s Inc.	4,630	76,256
GameStop Corp. (1) (2)	2,521	48,126
Genesco Inc. (1) (2)	2,732	79,064
IHOP Corp.	2,498	107,739
Insight Enterprises Inc. (1)	5,998	116,061

Kenneth Cole Productions Inc. Class A	1,162	31,014
Krispy Kreme Doughnuts Inc. (1) (2)	7,161	62,874
Linens’n Things Inc. (1)	5,579	144,496
Men’s Wearhouse Inc. (The) (1)	4,042	134,477
Movie Gallery Inc.	3,267	68,444
Nu Skin Enterprises Inc. Class A (2)	6,517	152,367
Pier 1 Imports Inc. (2)	9,829	174,072
Ruby Tuesday Inc. (2)	7,761	197,440
School Specialty Inc. (1)	2,280	88,669
Sports Authority Inc. (The) (1) (2)	2,773	70,351
Stage Stores Inc. (1)	2,242	88,626
Steak n Shake Co. (The) (1)	3,407	67,152
Too Inc. (1)	4,271	116,000
West Marine Inc. (1) (2)	1,705	40,255
Zale Corp. (1)	6,416	170,409

		2,732,364

SAVINGS & LOANS—2.71%
Bank Mutual Corp.	9,743	117,695
BankAtlantic Bancorp Inc. Class A	5,749	110,496
BankUnited Financial Corp. Class A (1) (2)	3,495	101,984
Brookline Bancorp Inc. (2)	7,577	121,156
First Niagara Financial Group Inc. (2)	13,553	184,998
Harbor Florida Bancshares Inc. (2)	2,697	91,698
Northwest Bancorp Inc.	1,539	34,597
Ocwen Financial Corp. (1) (2)	4,549	39,121
Provident Financial Services Inc. (2)	9,412	170,075
Sterling Financial Corp. (Washington) (1)	2,795	104,813

		1,076,633

SEMICONDUCTORS—3.83%
Amkor Technology Inc. (1)	11,325	50,170
Applied Micro Circuits Corp. (1)	38,532	127,541
Atmel Corp. (1)	55,240	169,034
Cirrus Logic Inc. (1)	9,484	43,532
Conexant Systems Inc. (1)	57,507	94,311
Credence Systems Corp. (1)	12,003	96,024
Cypress Semiconductor Corp. (1) (2)	15,674	178,684
Emulex Corp. (1)	10,347	169,380
Integrated Device Technology Inc. (1)	13,114	153,958
Lattice Semiconductor Corp. (1)	13,223	59,371
MKS Instruments Inc. (1)	4,429	69,314
Mykrolis Corp. (1)	5,163	68,100
ON Semiconductor Corp. (1)	12,685	46,427
Photronics Inc. (1)	3,767	56,505
TriQuint Semiconductor Inc. (1)	17,013	57,504
Vitesse Semiconductor Corp. (1)	27,275	79,098

		1,518,953

SOFTWARE—2.92%
CCC Information Services Group Inc. (1)	1,378	31,956
CSG Systems International Inc. (1)	6,045	109,535
eFunds Corp. (1)	5,955	132,797
Epicor Software Corp. (1) (2)	4,884	65,885
infoUSA Inc. (1)	4,368	45,558
Inter-Tel Inc.	2,497	66,146
Lawson Software Inc. (1)	7,357	48,188
MicroStrategy Inc. Class A (1)	1,549	112,612
NDCHealth Corp.	4,501	70,036
NetIQ Corp. (1)	6,802	79,992
Parametric Technology Corp. (1)	33,532	191,132
SERENA Software Inc. (1) (2)	3,624	77,916
SYNNEX Corp. (1)	840	18,900
THQ Inc. (1) (2)	4,860	108,135

		1,158,788

TELECOMMUNICATIONS—2.48%
Adaptec Inc. (1)	13,605	81,630
Anixter International Inc.	3,903	130,477
Aspect Communications Corp. (1)	5,206	58,099
Centennial Communications Corp. (1)	2,988	25,996
Commonwealth Telephone Enterprises Inc. (1)	2,604	124,575
CommScope Inc. (1) (2)	6,707	100,806
General Communication Inc. Class A (1)	5,421	54,102
Golden Telecom Inc. (2)	1,752	49,266
Powerwave Technologies Inc. (1)	11,509	90,576
Premiere Global Services Inc. (1)	8,053	79,161
Price Communications Corp. (1)	5,229	90,828
Sycamore Networks Inc. (1)	22,849	79,058
Time Warner Telecom Inc. Class A (1)	6,227	21,732

		986,306

TEXTILES—0.27%
G&K Services Inc. Class A	2,398	106,927

		106,927

TOYS, GAMES & HOBBIES—0.19%
RC2 Corp. (1)	2,566	74,286

		74,286

TRANSPORTATION—2.94%
Florida East Coast Industries Inc.	2,841	122,333
Genesee & Wyoming Inc. Class A (1)	3,002	75,831
Kirby Corp. (1)	2,472	108,867
Offshore Logistics Inc. (1)	2,700	86,157
Old Dominion Freight Line Inc. (1)	2,374	83,921
OMI Corp.	11,397	199,448
Overnite Corp.	3,471	107,184
Pacer International Inc. (1)	4,611	90,191
Swift Transportation Co. Inc. (1) (2)	6,531	145,641
Werner Enterprises Inc.	6,993	149,091

		1,168,664

TOTAL COMMON STOCKS
(Cost: $40,328,010)		39,657,813

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.66%

COMMERCIAL PAPER—2.21% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$2,964	2,956
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	23,245	23,215
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	51,876	51,865
CRC Funding LLC
2.21%, 02/07/05	7,411	7,408
DEPFA Bank PLC
2.28%, 05/03/05	14,822	14,737
Edison Asset Securitization
2.26%, 05/04/05	37,054	36,840
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	59,287	59,243

Ford Credit Auto Receivables
2.28%, 04/27/05	22,233	22,113
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	37,054	36,966
Fortis Funding LLC
2.35%, 05/09/05	41,501	41,238
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	192,683	192,502
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	31,281	31,272
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	37,054	37,004
Jupiter Securitization Corp.
2.30%, 02/01/05	14,822	14,822
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	23,715	23,702
Moat Funding LLC
2.50%, 03/23/05	5,929	5,908
Mortgage Interest Networking Trust
2.24%, 02/01/05	19,268	19,268
Nationwide Building Society
2.21%, 02/10/05	29,644	29,627
New Center Asset Trust
2.25%, 02/02/05	27,865	27,863
Nordea North America Inc.
2.74%, 07/11/05	14,822	14,641
Park Granada LLC
2.55%, 03/21/05	5,929	5,909
Preferred Receivables Funding Corp.
2.30%, 02/02/05	14,822	14,821
Santander Central Hispano
2.75%, 07/08/05	37,054	36,611
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	66,706	66,519
Solitaire Funding Ltd.
2.28%, 02/02/05	18,897	18,895
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	29,188	29,146
Windmill Funding Corp.
2.55%, 03/08/05	10,375	10,350

		875,441

FLOATING RATE NOTES—5.39% (3)

American Express Centurion Bank
2.48%, 01/24/06	44,465	44,465
American Express Credit Corp.
2.56%, 10/26/05	59,287	59,309
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	19,268	19,263
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	111,163	111,174
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	100,788	100,766
Cancara Asset Securitisation LLC
2.44%, 02/15/05	52,469	52,469
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	59,287	59,281
Commodore CDO Ltd.
2.55%, 12/12/05	7,411	7,411
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	88,931	88,915
DEPFA Bank PLC
2.47%, 12/15/05	29,644	29,644

Dorada Finance Inc.
2.66%, 07/29/05 (4)	24,604	24,601
Fairway Finance LLC
2.40%, 03/14/05	29,644	29,644
Fifth Third Bancorp
2.48%, 02/23/06 (4)	59,287	59,287
Five Finance Inc.
2.53%, 04/29/05 (4)	23,715	23,714
General Electric Capital Corp.
2.52%, 02/09/06	13,340	13,360
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	14,597	14,597
Hartford Life Global Funding Trust
2.53%, 02/15/06	29,644	29,644
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	88,931	88,932
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	103,752	103,746
Leafs LLC
2.50%, 01/20/06	22,233	22,233
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	121,539	121,572
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	74,109	74,102
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	109,681	109,707
Norddeutsche Landesbank
2.63%, 07/27/05	29,644	29,639
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	88,931	88,931
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	80,038	80,038
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	16,304	16,301
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	151,182	151,192
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	107,814	107,809
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	88,931	88,930
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	103,752	103,743
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	162,150	162,137
Winston Funding Ltd.
2.75%, 04/25/05 (4)	21,166	21,166

		2,137,722

MEDIUM-TERM NOTES—0.14% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	48,912	48,912
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	7,411	7,411

		56,323

MONEY MARKET FUNDS—1.90% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	118,574	118,574
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	321,734	321,734
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	296,436	296,436
BlackRock Temp Cash Money Market Fund	5,528	5,528
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	11,185	11,185

		753,457

REPURCHASE AGREEMENTS—2.24% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$296,436	296,436
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	296,436	296,436
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	296,436	296,436

		889,308

TIME DEPOSITS—1.58% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	50,394	50,394
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	44,465	44,466
BNP Paribas (New York)
2.78%, 07/11/05	29,644	29,644
First Tennessee Bank
2.31%, 02/03/05	29,644	29,644
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	48,615	48,616
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	29,644	29,644
National City Bank (Ohio)
2.50%, 02/01/05	39,707	39,707
Norddeutsche Landesbank
2.11%, 06/07/05	29,644	29,642
Royal Bank of Scotland
2.54%, 03/22/05	7,411	7,411
Societe Generale
2.51%, 02/01/05	29,644	29,644
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	130,432	130,424
UBS Finance (Connecticut)
2.67%, 11/09/05	11,857	11,857
Washington Mutual Bank
2.27-2.35%, 02/02/05	74,109	74,109
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	74,109	74,109

		629,311

U.S. GOVERNMENT AGENCY NOTES—0.20% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	35,529	35,442
Federal National Mortgage Association
2.33%, 07/22/05	44,465	43,974

		79,416

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,420,978)		5,420,978

TOTAL INVESTMENTS IN SECURITIES—113.59%
(Cost: $45,748,988) (7)		45,078,791
Other Assets, Less Liabilities—(13.59%)		(5,393,389)

NET ASSETS—100.00%		$39,685,402

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $45,749,195. Net unrealized depreciation aggregated $670,404, of which $1,100,509 represented gross unrealized appreciation on securities and $1,770,913 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.98%

AEROSPACE & DEFENSE—1.41%
Armor Holdings Inc. (1) (2)	3,132	$137,714
Engineered Support Systems Inc.	2,699	156,569
Teledyne Technologies Inc. (1)	3,105	93,367

		387,650

AGRICULTURE—0.14%
Tejon Ranch Co. (1)	900	38,934

		38,934

AIRLINES—0.27%
AirTran Holdings Inc. (1) (2)	8,721	74,477

		74,477

APPAREL—1.14%
Carter’s Inc. (1)	1,808	66,100
DHB Industries Inc. (1)	3,169	48,137
Guess? Inc. (1)	1,511	21,456
Quiksilver Inc. (1)	5,929	177,099

		312,792

BANKS—2.18%
Bank of the Ozarks Inc. (2)	1,071	36,082
KNBT Bancorp Inc.	2,968	49,209
NewAlliance Bancshares Inc.	11,593	172,388
PrivateBancorp Inc.	2,077	67,918
Silicon Valley Bancshares (1)	3,654	159,461
Wintrust Financial Corp.	2,062	114,400

		599,458

BIOTECHNOLOGY—3.00%
Digene Corp. (1)	1,602	41,027
Encysive Pharmaceuticals Inc. (1)	5,833	54,830
Enzon Pharmaceuticals Inc. (1)	4,482	57,818
Exelixis Inc. (1)	7,378	57,253
Genencor International Inc. (1)	837	15,953
Integra LifeSciences Holdings Corp. (1)	1,844	69,482
Martek Biosciences Corp. (1) (2)	2,979	157,351
Nektar Therapeutics (1)	8,487	143,006
Serologicals Corp. (1) (2)	3,498	82,693
Telik Inc. (1)	4,390	83,498
Transkaryotic Therapies Inc. (1) (2)	2,545	61,029

		823,940

BUILDING MATERIALS—0.68%
Simpson Manufacturing Co. Inc.	3,798	136,348
Trex Co. Inc. (1) (2)	1,052	51,601

		187,949

CHEMICALS—0.58%
Cabot Microelectronics Corp. (1) (2)	2,500	76,075
Symyx Technologies Inc. (1)	3,229	83,793

		159,868

COMMERCIAL SERVICES—6.80%
Aaron Rents Inc.	3,925	83,367
Advisory Board Co. (The) (1)	1,657	59,072
Bright Horizons Family Solutions Inc. (1)	1,340	78,524
Coinstar Inc. (1)	2,302	57,550
Corinthian Colleges Inc. (1) (2)	9,116	175,301
CoStar Group Inc. (1) (2)	1,664	71,469
DeVry Inc. (1)	6,235	110,609
Euronet Worldwide Inc. (1)	2,791	67,124
Gartner Inc. Class A (1) (2)	3,547	40,081
Gartner Inc. Class B (1)	2,348	26,110
Heidrick & Struggles International Inc. (1)	1,916	63,324
Jackson Hewitt Tax Service Inc.	3,267	72,789
Korn/Ferry International (1)	3,914	77,223
Labor Ready Inc. (1) (2)	4,283	67,843
MPS Group Inc. (1) (2)	10,711	120,927
Navigant Consulting Inc. (1)	4,780	114,385
PAREXEL International Corp. (1)	2,610	61,909
Resources Connection Inc. (1) (2)	2,376	121,200
Rollins Inc.	2,348	58,230
Sotheby’s Holdings Inc. Class A (1)	4,653	83,475
Strayer Education Inc.	1,402	150,505
TNS Inc. (1)	1,224	27,246
Universal Technical Institute Inc. (1)	2,096	76,714

		1,864,977

COMPUTERS—4.68%
Advanced Digital Information Corp. (1)	6,397	66,913
Anteon International Corp. (1)	3,367	115,555
CACI International Inc. Class A (1)	2,980	155,407
Equinix Inc. (1)	1,700	71,298
FactSet Research Systems Inc. (2)	2,072	110,645
Kanbay International Inc. (1)	2,313	62,335
Kronos Inc. (1)	3,107	167,063
Magma Design Automation Inc. (1)	2,923	39,460
Manhattan Associates Inc. (1)	3,016	66,201
McDATA Corp. Class A (1)	8,118	34,096
McDATA Corp. Class B (1)	2,581	10,092
Mercury Computer Systems Inc. (1)	2,124	65,780
MICROS Systems Inc. (1)	1,857	129,804
SRA International Inc. Class A (1)	1,568	87,071
Synaptics Inc. (1)	2,493	92,416
Syntel Inc.	639	10,742

		1,284,878

DISTRIBUTION & WHOLESALE—0.88%
ScanSource Inc. (1)	1,250	80,337
SCP Pool Corp.	5,412	160,845

		241,182

DIVERSIFIED FINANCIAL SERVICES—0.97%
Asset Acceptance Capital Corp. (1)	1,331	27,259
eSpeed Inc. (1)	3,347	36,047
Greenhill & Co. Inc.	541	16,046
National Financial Partners Corp.	2,717	106,153
Ritchie Bros. Auctioneers Inc.	2,536	80,264

		265,769

ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Intermagnetics General Corp. (1) (2)	2,851	72,102
Littelfuse Inc. (1)	2,239	71,267

		143,369

ELECTRONICS—2.93%
Brady Corp. Class A	4,033	114,497
Cymer Inc. (1)	3,744	99,291
Dionex Corp. (1)	2,106	124,654
FEI Co. (1)	2,475	49,896
Identix Inc. (1)	9,045	57,345
Rogers Corp. (1)	1,709	72,667
Taser International Inc. (1) (2)	5,735	103,115
Trimble Navigation Ltd. (1)	5,158	183,418

		804,883

ENERGY - ALTERNATE SOURCES—0.68%
Headwaters Inc. (1) (2)	3,383	107,579
KFx Inc. (1) (2)	5,689	79,134

		186,713

ENGINEERING & CONSTRUCTION—0.56%
Insituform Technologies Inc. Class A (1)	2,680	42,103
McDermott International Inc. (1)	6,003	111,055

		153,158

ENTERTAINMENT—2.94%
Alliance Gaming Corp. (1) (2)	4,788	47,736
Gaylord Entertainment Co. (1) (2)	3,984	156,372
Macrovision Corp. (1)	5,029	117,327
Penn National Gaming Inc. (1)	3,142	206,084
Scientific Games Corp. Class A (1)	6,631	170,549
Shuffle Master Inc. (1) (2)	3,754	109,316

		807,384

ENVIRONMENTAL CONTROL—1.06%
Mine Safety Appliances Co. (2)	2,843	139,193
Waste Connections Inc. (1) (2)	4,824	151,763

		290,956

FOOD—0.38%
United Natural Foods Inc. (1)	3,312	104,692

		104,692

HEALTH CARE-PRODUCTS—7.33%
Advanced Medical Optics Inc. (1)	3,636	155,221
Advanced Neuromodulation Systems Inc. (1) (2)	2,000	79,020
Align Technology Inc. (1)	3,303	28,604
American Medical Systems Holdings Inc. (1)	3,062	120,245
Arrow International Inc.	2,214	71,047
ArthroCare Corp. (1) (2)	2,167	64,468
Biosite Inc. (1) (2)	1,600	92,800
Diagnostic Products Corp.	2,337	118,649
Haemonetics Corp. (1)	2,523	98,069
Immucor Inc. (1)	4,553	139,367
Intuitive Surgical Inc. (1)	3,427	136,737
Kyphon Inc. (1) (2)	2,764	75,927
Laserscope (1) (2)	1,864	55,081
PolyMedica Corp.	2,780	104,055
ResMed Inc. (1)	3,417	175,292
TECHNE Corp. (1)	3,969	138,399
Thoratec Corp. (1)	4,905	48,805
Ventana Medical Systems Inc. (1)	1,523	102,467
VISX Inc. (1)	4,967	133,513
Wright Medical Group Inc. (1)	2,628	72,139

		2,009,905

HEALTH CARE-SERVICES—2.50%
American Healthways Inc. (1) (2)	3,288	102,520
AmSurg Corp. (1)	3,025	79,890
Centene Corp. (1)	4,102	137,622
LabOne Inc. (1) (2)	1,717	57,605
LifePoint Hospitals Inc. (1)	3,615	136,647
United Surgical Partners International Inc. (1)	2,374	93,512
Wellcare Health Plans Inc. (1)	2,221	78,179

		685,975

HOME FURNISHINGS—0.47%
Tempur-Pedic International Inc. (1)	4,561	97,560
TiVo Inc. (1) (2)	7,614	30,532

		128,092

HOUSEHOLD PRODUCTS & WARES—0.60%
Yankee Candle Co. Inc. (The) (1)	5,012	164,193

		164,193

INTERNET—8.84%
Akamai Technologies Inc. (1)	12,015	157,396
aQuantive Inc. (1) (2)	5,623	52,125
Ask Jeeves Inc. (1)	5,803	164,573
Avocent Corp. (1)	4,971	181,491
CNET Networks Inc. (1)	13,517	148,687
Digital Insight Corp. (1)	3,319	55,162
Digital River Inc. (1)	3,329	130,197
Digitas Inc. (1)	7,786	81,286
eResearch Technology Inc. (1) (2)	4,852	59,583
F5 Networks Inc. (1)	3,295	157,962
InfoSpace Inc. (1)	2,942	138,892
Internet Security Systems Inc. (1)	4,313	96,396
j2 Global Communications Inc. (1)	2,331	75,711
NetFlix Inc. (1) (2)	2,682	30,843
NetRatings Inc. (1)	1,043	19,035
1-800-FLOWERS.COM Inc. (1)	2,493	18,324
Openwave Systems Inc. (1) (2)	6,469	88,108
Opsware Inc. (1)	6,667	38,269
Overstock.com Inc. (1) (2)	1,251	65,265
RealNetworks Inc. (1)	11,419	69,313
RSA Security Inc. (1)	6,472	113,972
S1 Corp. (1)	6,668	55,111
Sapient Corp. (1)	8,206	64,663
Travelzoo Inc. (1) (2)	278	16,102
ValueClick Inc. (1)	8,155	107,891
Verity Inc. (1)	3,706	44,731
WebEx Communications Inc. (1)	3,231	64,943
Websense Inc. (1)	2,394	128,558

		2,424,589

LEISURE TIME—0.41%
Life Time Fitness Inc. (1)	1,842	48,168
WMS Industries Inc. (1) (2)	2,035	63,777

		111,945

LODGING—0.40%
Choice Hotels International Inc.	1,873	108,634

		108,634

MACHINERY—1.16%
Cognex Corp.	4,083	106,607
Manitowoc Co. Inc. (The)	2,682	97,625
Middleby Corp. (The)	532	26,797
Wabtec Corp.	4,643	86,546

		317,575

MANUFACTURING—1.55%
Actuant Corp. Class A (1)	2,664	139,194
Ceradyne Inc. (1) (2)	2,267	76,449
CUNO Inc. (1) (2)	1,709	98,148
Matthews International Corp. Class A	3,233	112,217

		426,008

MEDIA—2.10%
Central European Media Enterprises Ltd. (1)	1,593	58,782
Crown Media Holdings Inc. (1)	927	8,788
Cumulus Media Inc. Class A (1)	5,283	73,117
Emmis Communications Corp. (1)	5,129	90,117
Entravision Communications Corp. (1)	5,769	46,152
Lin TV Corp. Class A (1) (2)	2,690	50,061
Mediacom Communications Corp. (1)	6,363	38,051
Radio One Inc. (1)	2,313	36,083
Radio One Inc. Class D (1)	6,670	104,719
Salem Communications Corp. Class A (1)	1,233	27,422
Spanish Broadcasting System Inc. Class A (1)	4,078	41,901

		575,193

MINING—0.56%
Coeur d’Alene Mines Corp. (1)	24,272	85,680
Hecla Mining Co. (1)	12,088	66,847

		152,527

OIL & GAS—4.01%
Atwood Oceanics Inc. (1)	1,306	79,666
Energy Partners Ltd. (1) (2)	2,755	60,472
Grey Wolf Inc. (1) (2)	17,352	91,966
Helmerich & Payne Inc.	4,715	178,698
Penn Virginia Corp.	1,681	71,207
Petroleum Development Corp. (1)	1,629	62,716
Quicksilver Resources Inc. (1)	3,084	137,022
Southwestern Energy Co. (1)	3,647	187,091
Spinnaker Exploration Co. (1)	2,701	88,566
Unit Corp. (1)	3,922	143,310

		1,100,714

OIL & GAS SERVICES—2.78%
Cal Dive International Inc. (1)	3,589	156,839
CARBO Ceramics Inc.	1,188	85,120
Global Industries Ltd. (1)	7,864	63,462
Hydril Co. LP (1)	1,682	84,100
Newpark Resources Inc. (1)	8,623	44,840
Superior Energy Services Inc. (1)	7,528	119,846
Tetra Technologies Inc. (1)	2,239	62,468
Universal Compression Holdings Inc. (1)	2,106	81,966
W-H Energy Services Inc. (1)	2,815	63,619

		762,260

PHARMACEUTICALS—5.84%
Adolor Corp. (1)	3,726	32,901
Alkermes Inc. (1)	9,118	115,525
Connetics Corp. (1) (2)	3,619	88,376
CV Therapeutics Inc. (1)	3,167	65,272
Dendreon Corp. (1)	5,518	37,522
First Horizon Pharmaceutical Corp. (1)	2,719	48,616
Idenix Pharmaceuticals Inc. (1)	1,605	30,977
Impax Laboratories Inc. (1) (2)	5,011	85,914
Inspire Pharmaceuticals Inc. (1)	3,932	58,194
Kos Pharmaceuticals Inc. (1)	1,161	38,336
K-V Pharmaceutical Co. Class A (1) (2)	3,492	71,761

Ligand Pharmaceuticals Inc. Class B (1) (2)	7,507	78,148
Medicines Co. (The) (1)	4,555	125,308
Noven Pharmaceuticals Inc. (1)	2,410	43,898
NPS Pharmaceuticals Inc. (1) (2)	3,877	63,971
Onyx Pharmaceuticals Inc. (1)	3,375	98,010
Pharmion Corp. (1)	1,972	71,505
Salix Pharmaceuticals Ltd. (1)	3,681	55,399
Tanox Inc. (1) (2)	2,455	29,141
Taro Pharmaceutical Industries Ltd. (1)	2,428	72,937
United Therapeutics Inc. (1) (2)	2,151	91,783
USANA Health Sciences Inc. (1)	1,115	40,564
Vicuron Pharmaceuticals Inc. (1)	6,093	92,309
Zymogenetics Inc. (1) (2)	3,212	66,328

		1,602,695

REAL ESTATE INVESTMENT TRUSTS—0.11%
Global Signal Inc.	1,179	30,654

		30,654

RETAIL—8.72%
AC Moore Arts & Crafts Inc. (1) (2)	1,378	37,950
Aeropostale Inc. (1)	5,668	157,514
Bebe Stores Inc.	1,145	29,667
Cabela’s Inc. Class A (1)	4,407	93,649
CEC Entertainment Inc. (1)	3,736	146,227
Children’s Place Retail Stores Inc. (The) (1)	1,412	53,571
Christopher & Banks Corp.	3,734	66,353
Coldwater Creek Inc. (1)	2,113	57,643
Copart Inc. (1)	6,741	154,908
Cost Plus Inc. (1)	2,222	58,283
Dick’s Sporting Goods Inc. (1) (2)	3,231	109,854
Finish Line Inc. (The)	4,345	88,204
Guitar Center Inc. (1)	2,527	144,671
Hibbet Sporting Goods Inc. (1)	2,043	52,709
Hot Topic Inc. (1) (2)	4,930	95,543
99 Cents Only Stores (1)	4,986	74,790
P.F. Chang’s China Bistro Inc. (1) (2)	2,425	134,806
Panera Bread Co. Class A (1) (2)	2,885	147,135
Rare Hospitality International Inc. (1)	3,401	107,132
Red Robin Gourmet Burgers Inc. (1)	1,270	60,008
Select Comfort Corp. (1) (2)	3,671	71,841
Sonic Corp. (1)	5,967	189,989
Stein Mart Inc. (1)	2,728	53,823
Tractor Supply Co. (1)	3,573	127,913
Tuesday Morning Corp. (1) (2)	2,680	76,996

		2,391,179

SAVINGS & LOANS—0.57%
Commercial Capital Bancorp Inc.	5,052	100,484
Fidelity Bankshares Inc.	2,104	56,587

		157,071

SEMICONDUCTORS—6.85%
AMIS Holdings Inc. (1)	3,411	36,702
ATMI Inc. (1) (2)	3,148	71,554
Brooks Automation Inc. (1)	4,462	68,224
DSP Group Inc. (1)	2,914	72,296
Entegris Inc. (1)	5,167	45,935
Exar Corp. (1)	4,111	59,075
FormFactor Inc. (1)	2,977	67,786
Genesis Microchip Inc. (1)	3,312	42,062
Integrated Circuit Systems Inc. (1)	7,399	140,581
Micrel Inc. (1)	6,793	58,692
Microsemi Corp. (1)	5,955	91,886

OmniVision Technologies Inc. (1) (2)	5,743	93,209
Pixelworks Inc. (1)	4,734	44,452
Power Integrations Inc. (1)	3,166	57,938
Semtech Corp. (1)	7,552	138,806
SigmaTel Inc. (1)	2,656	104,673
Silicon Image Inc. (1)	7,731	92,076
Silicon Laboratories Inc. (1) (2)	4,079	139,094
Siliconix Inc. (1)	611	18,495
Skyworks Solutions Inc. (1)	15,805	119,960
Tessera Technologies Inc. (1)	2,535	98,612

Varian Semiconductor Equipment Associates Inc. (1)	3,699	126,802
Veeco Instruments Inc. (1)	2,583	45,177
Zoran Corp. (1)	4,300	43,817

		1,877,904

SOFTWARE—7.54%
Advent Software Inc. (1)	2,745	52,841
Altiris Inc. (1)	2,014	65,475
ANSYS Inc. (1)	3,198	103,295
Ascential Software Corp. (1)	5,984	85,631
Avid Technology Inc. (1)	3,231	203,715
Blackbaud Inc. (1)	1,372	18,344
Borland Software Corp. (1)	8,099	69,489
Cerner Corp. (1) (2)	2,898	144,176
Dendrite International Inc. (1)	3,817	69,050
Eclipsys Corp. (1)	3,887	73,076
FileNET Corp. (1)	4,060	90,741
Hyperion Solutions Corp. (1)	3,976	191,007
IDX Systems Corp. (1)	2,143	66,476
Informatica Corp. (1)	8,676	67,152
Jupitermedia Corp. (1)	1,789	32,935
Keane Inc. (1)	5,507	71,976
ManTech International Corp. Class A (1)	1,781	38,381
Midway Games Inc. (1)	2,503	24,354
Progress Software Corp. (1)	3,643	78,470
Quest Software Inc. (1)	5,246	74,493
Renaissance Learning Inc.	504	8,271
SS&C Technologies Inc.	1,684	36,829
Take-Two Interactive Software Inc. (1) (2)	4,512	159,048
Transaction Systems Architects Inc. Class A (1)	3,833	81,413
Ulticom Inc. (1)	1,206	16,643
Verint Systems Inc. (1)	1,188	45,298
Wind River Systems Inc. (1)	7,927	99,484

		2,068,063

TELECOMMUNICATION EQUIPMENT—0.10%
Novatel Wireless Inc. (1)	2,323	27,760

		27,760

TELECOMMUNICATIONS—3.78%
Aeroflex Inc. (1)	7,468	71,842
Alamosa Holdings Inc. (1)	7,001	89,613
Atheros Communications Inc. (1)	3,050	32,940
Ditech Communications Corp. (1)	3,103	41,270
Extreme Networks Inc. (1)	11,026	70,566
Foundry Networks Inc. (1)	12,069	124,069
Harmonic Inc. (1)	7,399	84,349
InterDigital Communications Corp. (1)	5,535	98,855
Ixia (1)	2,746	42,618
Newport Corp. (1)	3,932	51,116
RF Micro Devices Inc. (1) (2)	18,964	103,733
Tekelec (1)	6,397	116,745
UbiquiTel Inc. (1)	7,631	53,341
Viasat Inc. (1)	2,485	55,316

		1,036,373

TOYS, GAMES & HOBBIES—0.14%
LeapFrog Enterprises Inc. (1) (2)	2,834	37,551

		37,551

TRANSPORTATION—1.82%
EGL Inc. (1)	3,422	103,447
Forward Air Corp. (1)	2,194	93,497
Heartland Express Inc.	4,716	100,168
Kansas City Southern Industries Inc. (1)	6,381	111,412
Knight Transportation Inc.	3,691	90,799

		499,323

TOTAL COMMON STOCKS
(Cost: $28,548,900)		27,429,212

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.82%

COMMERCIAL PAPER—1.91% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$1,775	1,769
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	13,916	13,898
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	31,056	31,049
CRC Funding LLC
2.21%, 02/07/05	4,437	4,435
DEPFA Bank PLC
2.28%, 05/03/05	8,873	8,822
Edison Asset Securitization
2.26%, 05/04/05	22,183	22,055
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	35,493	35,467
Ford Credit Auto Receivables
2.28%, 04/27/05	13,310	13,238
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	22,183	22,130
Fortis Funding LLC
2.35%, 05/09/05	24,845	24,688
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	115,352	115,243
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	18,727	18,721
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	22,183	22,153
Jupiter Securitization Corp.
2.30%, 02/01/05	8,873	8,873
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	14,197	14,189
Moat Funding LLC
2.50%, 03/23/05	3,549	3,537
Mortgage Interest Networking Trust
2.24%, 02/01/05	11,535	11,535
Nationwide Building Society
2.21%, 02/10/05	17,746	17,737
New Center Asset Trust
2.25%, 02/02/05	16,682	16,681
Nordea North America Inc.
2.74%, 07/11/05	8,873	8,765

Park Granada LLC
2.55%, 03/21/05	3,549	3,537
Preferred Receivables Funding Corp.
2.30%, 02/02/05	8,873	8,873
Santander Central Hispano
2.75%, 07/08/05	22,183	21,917
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	39,934	39,822
Solitaire Funding Ltd.
2.28%, 02/02/05	11,313	11,312
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	17,474	17,448
Windmill Funding Corp.
2.55%, 03/08/05	6,211	6,196

		524,090

FLOATING RATE NOTES—4.67% (3)

American Express Centurion Bank
2.48%, 01/24/06	26,620	26,620
American Express Credit Corp.
2.56%, 10/26/05	35,493	35,506
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	11,535	11,532
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	66,549	66,555
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	60,338	60,325
Cancara Asset Securitisation LLC
2.44%, 02/15/05	31,411	31,412
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	35,493	35,490
Commodore CDO Ltd.
2.55%, 12/12/05	4,437	4,437
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	53,239	53,230
DEPFA Bank PLC
2.47%, 12/15/05	17,746	17,746
Dorada Finance Inc.
2.66%, 07/29/05 (4)	14,730	14,727
Fairway Finance LLC
2.40%, 03/14/05	17,746	17,746
Fifth Third Bancorp
2.48%, 02/23/06 (4)	35,493	35,493
Five Finance Inc.
2.53%, 04/29/05 (4)	14,197	14,197
General Electric Capital Corp.
2.52%, 02/09/06	7,986	7,998
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	8,739	8,739
Hartford Life Global Funding Trust
2.53%, 02/15/06	17,746	17,746
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	53,239	53,238
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	62,113	62,109
Leafs LLC
2.50%, 01/20/06	13,310	13,310
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	72,760	72,781
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	44,366	44,362
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	65,662	65,677

Norddeutsche Landesbank
2.63%, 07/27/05	17,746	17,743
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	53,239	53,239
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	47,915	47,915
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	9,761	9,758
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	90,507	90,513
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	64,544	64,541
Wachovia Asset Securitization Inc.
2.52%, 02/25/05	53,239	53,240
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	62,113	62,106
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	97,073	97,067
Winston Funding Ltd.
2.75%, 04/25/05 (4)	12,671	12,671

		1,279,769

MEDIUM-TERM NOTES—0.12% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	29,282	29,282
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	4,437	4,437

		33,719

MONEY MARKET FUNDS—1.63% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	70,986	70,986
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	188,941	188,941
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	177,464	177,464
BlackRock Temp Cash Money Market Fund	3,310	3,310
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	6,696	6,696

		447,397

REPURCHASE AGREEMENTS—1.94% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$177,464	177,464
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	177,464	177,464
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	177,464	177,464

		532,392

TIME DEPOSITS—1.38% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	30,169	30,168
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	26,620	26,620
BNP Paribas (New York)
2.78%, 07/11/05	17,746	17,746
First Tennessee Bank
2.31%, 02/03/05	17,746	17,746
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	29,104	29,104

Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	17,746	17,747
National City Bank (Ohio)
2.50%, 02/01/05	23,771	23,771
Norddeutsche Landesbank
2.11%, 06/07/05	17,746	17,745
Royal Bank of Scotland
2.54%, 03/22/05	4,437	4,437
Societe Generale
2.51%, 02/01/05	17,746	17,746
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	78,084	78,081
UBS Finance (Connecticut)
2.67%, 11/09/05	7,099	7,098
Washington Mutual Bank
2.27-2.35%, 02/02/05	44,366	44,367
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	44,366	44,366

		376,742

U.S. GOVERNMENT AGENCY NOTES—0.17% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	21,270	21,217
Federal National Mortgage Association
2.33%, 07/22/05	26,620	26,326

		47,543

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,241,652)		3,241,652

TOTAL INVESTMENTS IN SECURITIES—111.80%
(Cost: $31,790,552) (7)		30,670,864
Other Assets, Less Liabilities—(11.80%)		(3,237,732)

NET ASSETS—100.00%		$27,433,132

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $31,806,645. Net unrealized depreciation aggregated $1,135,781, of which $649,502 represented gross unrealized appreciation on securities and $1,785,283 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2005

Security	Shares	Value
COMMON STOCKS—99.85%

AEROSPACE & DEFENSE—0.26%
GenCorp Inc.	4,221	$78,426

		78,426

AGRICULTURE—1.06%
Loews Corp. - Carolina Group	5,249	164,766
Universal Corp.	2,516	118,906
Vector Group Ltd.	1,891	30,710

		314,382

AIRLINES—1.19%
AMR Corp. (1) (2)	15,607	134,220
Continental Airlines Inc. Class B (1) (2)	6,164	64,229
Delta Air Lines Inc. (1) (2)	11,276	60,778
ExpressJet Holdings Inc. (1)	3,733	41,175
Northwest Airlines Corp. (1) (2)	7,082	52,336

		352,738

APPAREL—1.13%
Kellwood Co.	2,700	78,138
Oxford Industries Inc.	1,360	50,565
Phillips-Van Heusen Corp.	2,486	67,644
Russell Corp.	2,800	50,400
Tommy Hilfiger Corp. (1)	9,016	88,537

		335,284

AUTO MANUFACTURERS—0.25%
Wabash National Corp. (1)	2,944	74,719

		74,719

AUTO PARTS & EQUIPMENT—3.40%
American Axle & Manufacturing Holdings Inc.	4,286	115,079
ArvinMeritor Inc.	6,734	128,215
Bandag Inc.	640	30,976
Cooper Tire & Rubber Co.	7,356	158,963
Goodyear Tire & Rubber Co. (The) (1) (2)	17,197	265,522
Modine Manufacturing Co.	3,016	95,094
Superior Industries International Inc. (2)	2,131	53,637
Tenneco Automotive Inc. (1)	4,130	66,658
Visteon Corp.	12,783	94,850

		1,008,994

BANKS—9.15%
AMCORE Financial Inc.	2,252	68,506
Central Pacific Financial Corp.	2,720	99,824
Chemical Financial Corp. (2)	2,286	84,798
Chittenden Corp. (2)	4,481	121,480
Citizens Banking Corp.	3,583	112,005
City Holding Co.	1,631	53,701
Community Bank System Inc.	2,815	67,138
Corus Bankshares Inc.	1,504	75,501
First Charter Corp. (2)	2,925	67,129

First Citizens BancShares Inc. Class A	497	70,574
First Commonwealth Financial Corp.	6,721	96,446
First Financial Bancorp	4,301	74,966
First Financial Bankshares Inc. (2)	1,287	59,151
First Merchants Corp.	1,826	47,312
First Midwest Bancorp Inc.	4,517	155,836
FNB Corp. (Pennsylvania) (2)	4,212	83,313
Glacier Bancorp Inc.	2,403	76,584
Gold Bancorp Inc.	3,878	56,037
Hancock Holding Co.	2,851	92,144
Irwin Financial Corp. (2)	1,739	42,588
National Penn Bancshares Inc. (2)	3,032	78,438
NBT Bancorp Inc.	3,202	74,639
Old National Bancorp (2)	6,739	146,708
Provident Bankshares Corp.	3,257	107,709
Republic Bancorp Inc. (2)	6,968	99,433
S&T Bancorp Inc. (2)	2,322	85,589
Sterling Bancorp	1,691	45,911
Susquehanna Bancshares Inc.	4,584	113,179
TrustCo Bank Corp. NY	7,297	91,140
UMB Financial Corp.	1,484	81,383
United Bancshares Inc. (2)	3,998	136,332
WesBanco Inc.	1,883	53,025

		2,718,519

BIOTECHNOLOGY—0.56%
Applera Corp. - Celera Genomics Group (1)	7,100	94,217
Incyte Corp. (1)	8,109	72,657

		166,874

BUILDING MATERIALS—1.63%
Lennox International Inc.	5,107	101,936
Texas Industries Inc.	2,103	133,625
USG Corp. (1) (2)	3,187	102,303
York International Corp.	4,025	146,188

		484,052

CHEMICALS—5.61%
Albemarle Corp.	3,671	128,889
Crompton Corp.	11,296	131,598
Ferro Corp.	4,114	81,581
FMC Corp. (1)	3,340	157,615
Fuller (H.B.) Co.	2,809	74,916
Georgia Gulf Corp.	3,255	166,461
Grace (W.R.) & Co. (1) (2)	5,329	60,378
Great Lakes Chemical Corp.	4,950	130,927
Hercules Inc. (1)	9,781	141,922
MacDermid Inc.	2,465	79,225
NL Industries Inc. (1)	745	15,831
OM Group Inc. (1)	2,755	89,317
PolyOne Corp. (1)	9,001	77,859
Schulman (A.) Inc.	2,959	52,345
Sensient Technologies Corp. (2)	4,310	98,052
Spartech Corp.	3,152	73,189
Terra Industries Inc. (1) (2)	9,029	72,683
Westlake Chemical Corp.	1,127	35,388

		1,668,176

COMMERCIAL SERVICES—1.88%
Banta Corp.	2,458	106,456
Central Parking Corp. (2)	2,222	31,730
Consolidated Graphics Inc. (1)	1,161	48,994
Dollar Thrifty Automotive Group Inc. (1)	2,304	71,908
Quanta Services Inc. (1)	9,178	68,651

Stewart Enterprises Inc. Class A (1)	9,439	60,598
United Rentals Inc. (1)	6,519	110,888
Viad Corp.	2,140	59,428

		558,653

COMPUTERS—1.19%
Imation Corp.	3,458	119,266
Maxtor Corp. (1)	24,075	113,875
MTS Systems Corp.	1,918	68,338
Quantum Corp. (1)	17,381	51,622

		353,101

COSMETICS & PERSONAL CARE—0.11%
Revlon Inc. Class A (1)	14,218	34,123

		34,123

DISTRIBUTION & WHOLESALE—0.76%
Handleman Co.	2,267	44,093
Owens & Minor Inc.	3,881	110,803
Watsco Inc.	2,061	71,331

		226,227

DIVERSIFIED FINANCIAL SERVICES—0.18%
W.P. Stewart & Co. Ltd. (2)	2,134	53,179

		53,179

ELECTRIC—6.12%
ALLETE Inc.	2,566	106,155
Aquila Inc. (1)	23,155	85,673
Avista Corp.	4,754	84,003
Black Hills Corp. (2)	3,187	94,941
Calpine Corp. (1) (2)	43,234	143,969
CH Energy Group Inc.	1,548	73,220
Cleco Corp.	4,850	95,691
CMS Energy Corp. (1)	18,722	197,143
Duquesne Light Holdings Inc. (2)	7,544	140,017
El Paso Electric Co. (1)	4,673	90,843
Empire District Electric Co. (The)	2,511	57,452
IDACORP Inc.	3,765	114,042
MGE Energy Inc.	1,852	66,505
Otter Tail Corp.	2,527	63,175
PNM Resources Inc. (2)	5,326	134,375
Sierra Pacific Resources Corp. (1) (2)	11,386	112,038
UIL Holdings Corp. (2)	1,298	64,056
UniSource Energy Corp.	3,152	96,136

		1,819,434

ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
GrafTech International Ltd. (1)	9,566	77,867

		77,867

ELECTRONICS—0.34%
Cubic Corp.	1,532	34,930
Woodward Governor Co.	934	66,533

		101,463

ENGINEERING & CONSTRUCTION—1.25%
Granite Construction Inc.	3,176	79,082
Shaw Group Inc. (The) (1)	6,192	104,088
URS Corp. (1)	3,466	97,776
Washington Group International Inc. (1)	2,284	89,944

		370,890

ENTERTAINMENT—0.15%
Magna Entertainment Corp. Class A (1)	2,279	12,648
Six Flags Inc. (1)	7,301	31,248

		43,896

FOOD—2.13%
Chiquita Brands International Inc.	3,807	87,371
Corn Products International Inc.	6,864	201,527
Fresh Del Monte Produce Inc.	2,464	78,676
Lance Inc.	2,810	48,697
Ruddick Corp.	3,436	72,500
Sanderson Farms Inc.	1,926	84,185
Weis Markets Inc.	757	28,804
Winn-Dixie Stores Inc. (1) (2)	8,263	29,829

		631,589

FOREST PRODUCTS & PAPER—1.42%
Glatfelter Co.	3,764	51,115
Longview Fibre Co.	5,015	77,883
Potlatch Corp.	2,908	133,826
Rock-Tenn Co. Class A	2,997	41,568
Schweitzer-Mauduit International Inc. (2)	1,438	48,231
Wausau-Mosinee Paper Corp.	4,708	69,773

		422,396

GAS—4.80%
Atmos Energy Corp.	7,520	208,304
Laclede Group Inc. (The)	1,936	58,661
New Jersey Resources Corp.	2,683	117,650
Nicor Inc.	4,282	158,091
Northwest Natural Gas Co.	2,681	91,020
Peoples Energy Corp.	3,703	158,599
Piedmont Natural Gas Co.	7,083	164,538
South Jersey Industries Inc.	1,357	72,328
Southern Union Co. (1)	7,075	164,989
Southwest Gas Corp.	3,466	87,932
WGL Holdings Inc. (2)	4,724	143,421

		1,425,533

HAND & MACHINE TOOLS—0.82%
Kennametal Inc.	3,587	175,548
Regal-Beloit Corp.	2,259	68,086

		243,634

HEALTH CARE-PRODUCTS—0.16%
Datascope Corp.	1,198	47,369

		47,369

HEALTH CARE-SERVICES—0.68%
Beverly Enterprises Inc. (1)	10,618	129,858
Kindred Healthcare Inc. (1) (2)	2,619	71,734

		201,592

HOLDING COMPANIES - DIVERSIFIED—0.25%
Walter Industries Inc.	2,142	75,013

		75,013

HOME BUILDERS—1.08%
Beazer Homes USA Inc. (2)	1,240	184,140
Champion Enterprises Inc. (1)	6,838	73,782
M/I Homes Inc.	1,125	63,900

		321,822

HOME FURNISHINGS—1.14%
Furniture Brands International Inc.	5,004	118,595

Kimball International Inc. Class B	2,414	34,979
La-Z-Boy Inc. (2)	5,166	72,014
Maytag Corp. (2)	7,163	112,531

		338,119

HOUSEHOLD PRODUCTS & WARES—0.77%
Blyth Inc.	3,277	102,931
Russ Berrie & Co. Inc.	1,000	23,460
Tupperware Corp. (2)	5,057	101,696

		228,087

INSURANCE—6.32%
Alfa Corp.	3,643	52,878
Allmerica Financial Corp. (1)	5,173	168,898
AmerUs Group Co.	3,844	171,327
Argonaut Group Inc. (1)	2,719	58,241
Assured Guaranty Ltd.	4,853	85,413
Commerce Group Inc.	2,906	189,791
Delphi Financial Group Inc. Class A	2,626	118,012
FBL Financial Group Inc. Class A	1,232	34,262
Harleysville Group Inc.	1,324	28,598
Horace Mann Educators Corp.	4,202	77,401
Infinity Property & Casualty Corp.	2,014	65,959
LandAmerica Financial Group Inc.	1,673	86,059
Max Reinsurance Capital Ltd.	1,918	41,045
Odyssey Re Holdings Corp. (2)	1,251	30,900
Ohio Casualty Corp. (1)	6,053	139,158
Phoenix Companies Inc.	8,734	114,153
Platinum Underwriters Holdings Ltd.	3,221	95,116
Presidential Life Corp. (2)	2,123	35,114
Selective Insurance Group Inc. (2)	2,699	116,516
Stewart Information Services Corp.	1,657	66,794
United Fire & Casualty Co.	1,313	44,589
Zenith National Insurance Corp.	1,208	57,102

		1,877,326

INTERNET—0.69%
CMGI Inc. (1)	33,524	63,360
EarthLink Inc. (1)	14,086	141,283

		204,643

INVESTMENT COMPANIES—0.21%
MCG Capital Corp. (2)	3,547	62,073

		62,073

IRON & STEEL—1.66%
AK Steel Holding Corp. (1)	10,024	145,448
Allegheny Technologies Inc.	7,549	181,176
Carpenter Technology Corp.	1,982	121,417
Schnitzer Steel Industries Inc. Class A	1,307	45,026

		493,067

LEISURE TIME—0.40%
Arctic Cat Inc.	1,384	35,084
Callaway Golf Co. (2)	6,391	85,064

		120,148

LODGING—0.46%
La Quinta Corp. (1)	15,883	138,023

		138,023

MACHINERY—1.11%
AGCO Corp. (1)	8,874	182,183
Albany International Corp. Class A	2,765	94,425
NACCO Industries Inc.	530	52,974

		329,582

MANUFACTURING—2.22%
Acuity Brands Inc.	4,131	113,479
Barnes Group Inc.	1,709	43,836
Griffon Corp. (1)	2,609	70,260
Hexcel Corp. (1)	4,955	72,987
Jacuzzi Brands Inc. (1)	7,306	73,791
Lancaster Colony Corp.	2,782	117,706
Smith (A.O.) Corp.	1,909	51,753
Trinity Industries Inc. (2)	3,824	115,676

		659,488

MEDIA—1.56%
Charter Communications Inc. Class A (1) (2)	25,841	41,604
Insight Communications Co. Inc. (1)	4,897	49,509
Journal Communications Inc. Class A	2,602	44,624
Journal Register Co. (1)	4,122	74,732
Readers Digest Association Inc. (The)	8,514	137,246
Scholastic Corp. (1)	2,777	95,112
World Wrestling Entertainment Inc.	1,592	20,059

		462,886

METAL FABRICATE & HARDWARE—1.38%
Commercial Metals Co.	5,074	146,639
Mueller Industries Inc.	3,077	97,541
Quanex Corp.	2,419	127,530
Valmont Industries Inc.	1,528	37,023

		408,733

MINING—0.70%
Compass Minerals International Inc.	3,033	66,635
Stillwater Mining Co. (1)	4,302	45,515
USEC Inc.	8,180	95,870

		208,020

OFFICE & BUSINESS EQUIPMENT—0.43%
IKON Office Solutions Inc. (2)	12,031	129,333

		129,333

OIL & GAS—2.71%
Cabot Oil & Gas Corp.	3,211	151,174
Harvest Natural Resources Inc. (1)	3,546	45,992
Holly Corp. (2)	2,412	72,987
Houston Exploration Co. (1)	2,781	150,758
KCS Energy Inc. (1)	4,742	68,996
Stone Energy Corp. (1)	2,447	104,732
Swift Energy Co. (1)	2,711	82,062
Vintage Petroleum Inc.	5,273	127,659

		804,360

OIL & GAS SERVICES—0.57%
Hanover Compressor Co. (1)	6,534	92,652
Veritas DGC Inc. (1)	3,040	75,970

		168,622

PACKAGING & CONTAINERS—0.43%
Greif Inc. Class A	1,078	62,459
Silgan Holdings Inc.	1,105	66,024

		128,483

PHARMACEUTICALS—0.67%
Abgenix Inc. (1)	7,577	66,526
Alpharma Inc. Class A	3,952	59,478
Medarex Inc. (1)	7,696	73,189

		199,193

REAL ESTATE INVESTMENT TRUSTS—14.59%
Alexandria Real Estate Equities Inc.	1,912	127,263
American Financial Realty Trust (2)	10,851	163,308
American Home Mortgage Investment Corp. (2)	3,481	116,370
AMLI Residential Properties Trust (2)	2,492	72,567
Anthracite Capital Inc.	5,229	62,696
Bedford Property Investors Inc.	1,501	37,690
Brandywine Realty Trust	5,202	144,095
CarrAmerica Realty Corp.	5,346	162,251
Colonial Properties Trust (2)	2,635	95,651
Commercial Net Lease Realty Inc.	5,120	96,000
Cornerstone Realty Income Trust Inc.	5,488	52,740
Crescent Real Estate Equities Co.	9,777	162,005
CRT Properties Inc. (2)	3,042	69,844
EastGroup Properties Inc.	2,068	74,841
Equity One Inc.	3,527	71,986
FelCor Lodging Trust Inc. (1) (2)	4,597	64,174
First Industrial Realty Trust Inc. (2)	4,006	156,715
Gables Residential Trust	2,873	96,131
Getty Realty Corp.	1,899	50,684
Glenborough Realty Trust Inc.	3,501	67,429
Healthcare Realty Trust Inc.	4,629	168,820
Highwoods Properties Inc.	5,209	127,621
Home Properties Inc.	3,231	130,532
Impac Mortgage Holdings Inc. (2)	7,261	165,841
Kilroy Realty Corp.	2,804	109,580
Lexington Corporate Properties Trust (2)	4,779	102,271
MFA Mortgage Investments Inc.	7,471	62,458
Mid-America Apartment Communities Inc.	2,005	75,829
National Health Investors Inc.	2,277	58,246
Nationwide Health Properties Inc.	6,547	142,004
Newcastle Investment Corp.	3,710	112,190
Novastar Financial Inc. (2)	2,617	120,565
Omega Healthcare Investors Inc.	4,500	50,490
Parkway Properties Inc.	1,374	63,891
Post Properties Inc.	3,877	122,823
Prentiss Properties Trust	3,837	137,480
PS Business Parks Inc.	1,611	67,984
RAIT Investment Trust	2,477	64,278
Redwood Trust Inc.	2,232	126,465
Saul Centers Inc.	1,019	34,035
Senior Housing Properties Trust	5,859	96,966
Sovran Self Storage Inc.	1,460	58,108
Sun Communities Inc.	1,865	69,192
Washington Real Estate Investment Trust (2)	4,052	122,695

		4,334,804

RETAIL—6.17%
Asbury Automotive Group Inc. (1)	1,467	24,763
Blockbuster Inc. (2)	10,611	97,197
Bob Evans Farms Inc. (2)	3,465	84,407
Brown Shoe Co. Inc.	1,684	48,769
Buckle Inc. (The)	782	22,373
Burlington Coat Factory Warehouse Corp.	1,952	50,381
Casey’s General Store Inc.	4,555	80,259
Cato Corp. Class A	1,990	60,496
Charming Shoppes Inc. (1)	10,468	86,884
Dillard’s Inc. Class A	6,809	178,668
Domino’s Pizza Inc.	2,331	38,881
Group 1 Automotive Inc. (1)	1,973	57,750

Hollywood Entertainment Corp. (1)	5,569	78,579
Jack in the Box Inc. (1)	3,539	122,379
Jo-Ann Stores Inc. (1)	2,095	57,424
Landry’s Restaurants Inc.	2,225	62,745
Lone Star Steakhouse & Saloon Inc.	1,909	52,498
Longs Drug Stores Corp.	2,927	76,863
Papa John’s International Inc. (1)	1,161	37,349
Payless ShoeSource Inc. (1) (2)	6,677	78,855
Pep Boys-Manny, Moe & Jack Inc.	5,618	96,742
Ryan’s Restaurant Group Inc. (1)	4,095	56,265
Sonic Automotive Inc.	2,873	67,113
Talbots Inc. (The)	2,284	61,828
TBC Corp. (1)	2,006	51,233
Triarc Companies Inc.	1,153	17,872
Triarc Companies Inc. Class B	1,888	27,848
United Auto Group Inc.	1,973	55,777

		1,832,198

SAVINGS & LOANS—2.47%
Anchor BanCorp Wisconsin Inc.	2,125	57,375
Commercial Federal Corp. (2)	3,853	108,192
Dime Community Bancshares	3,319	54,598
Downey Financial Corp.	2,050	130,790
First Niagara Financial Group Inc.	2,370	32,352
FirstFed Financial Corp. (1)	1,611	85,705
Flagstar Bancorp Inc.	2,998	63,018
MAF Bancorp Inc.	3,167	139,855
PFF Bancorp Inc.	1,468	63,036

		734,921

SEMICONDUCTORS—0.25%
Axcelis Technologies Inc. (1)	9,819	73,348

		73,348

SOFTWARE—0.62%
Sybase Inc. (1)	9,441	183,816

		183,816

TELECOMMUNICATIONS—2.03%
Black Box Corp.	1,702	79,194
CIENA Corp. (1)	56,031	142,879
Cincinnati Bell Inc. (1)	23,805	101,171
IDT Corp. (1)	1,780	25,329
IDT Corp. Class B (1)	4,294	62,864
Infonet Services Corp. Class B (1)	5,742	11,714
3Com Corp. (1)	38,360	140,781
Wireless Facilities Inc. (1)	4,543	38,706

		602,638

TRANSPORTATION—1.74%
Alexander & Baldwin Inc.	3,973	182,758
Arkansas Best Corp.	2,171	87,209
General Maritime Corp. (1) (2)	3,456	158,630
USF Corp.	2,727	89,882

		518,479

TRUCKING & LEASING—0.55%
AMERCO (1)	862	39,195
GATX Corp.	4,213	125,463

		164,658

WATER—0.18%
California Water Service Group (2)	1,673	54,306

		54,306
TOTAL COMMON STOCKS
(Cost: $30,345,955)		29,669,299

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.23%

COMMERCIAL PAPER—1.97% (3)

Bryant Park Funding LLC
2.50%, 03/16/05	$1,987	1,981
Chariot Funding LLC
2.49-2.50%, 02/17/05-02/22/05	15,582	15,562
Corporate Asset Funding
2.21-2.26%, 02/03/05-02/07/05	34,774	34,767
CRC Funding LLC
2.21%, 02/07/05	4,968	4,966
DEPFA Bank PLC
2.28%, 05/03/05	9,936	9,878
Edison Asset Securitization
2.26%, 05/04/05	24,839	24,695
Falcon Asset Securitization Corp.
2.30-2.49%, 02/02/05-02/22/05	39,742	39,712
Ford Credit Auto Receivables
2.28%, 04/27/05	14,903	14,823
Ford Credit Floorplan Motown
2.54-2.56%, 03/04/05-03/18/05	24,839	24,780
Fortis Funding LLC
2.35%, 05/09/05	27,820	27,643
General Electric Capital Corp.
2.24-2.74%, 02/01/05-07/07/05	129,162	129,041
Giro Funding US Corp.
2.20-2.33%, 02/02/05-02/08/05	20,969	20,962
Grampian Funding LLC
2.27-2.49%, 02/01/05-03/23/05	24,839	24,805
Jupiter Securitization Corp.
2.30%, 02/01/05	9,936	9,936
Liberty Street Funding Corp.
2.30-2.50%, 02/01/05-02/25/05	15,897	15,888
Moat Funding LLC
2.50%, 03/23/05	3,974	3,960
Mortgage Interest Networking Trust
2.24%, 02/01/05	12,916	12,916
Nationwide Building Society
2.21%, 02/10/05	19,871	19,860
New Center Asset Trust
2.25%, 02/02/05	18,679	18,678
Nordea North America Inc.
2.74%, 07/11/05	9,936	9,815
Park Granada LLC
2.55%, 03/21/05	3,974	3,961
Preferred Receivables Funding Corp.
2.30%, 02/02/05	9,936	9,935
Santander Central Hispano
2.75%, 07/08/05	24,839	24,542
Scaldis Capital LLC
2.49-2.75%, 02/25/05-07/08/05	44,716	44,591
Solitaire Funding Ltd.
2.28%, 02/02/05	12,667	12,666
Thames Asset Global Securitization No. 1 Inc.
2.48-2.49%, 02/22/05	19,566	19,537
Windmill Funding Corp.
2.55%, 03/08/05	6,955	6,938

		586,838

FLOATING RATE NOTES—4.82% (3)

American Express Centurion Bank
2.48%, 01/24/06	29,807	29,807
American Express Credit Corp.
2.56%, 10/26/05	39,742	39,757
Bank of Nova Scotia
2.32-2.45%, 09/26/05-01/03/06	12,916	12,912
Beta Finance Inc.
2.33-2.66%, 03/15/05-10/27/05 (4)	74,517	74,524
Canadian Imperial Bank of Commerce
2.37-2.52%, 09/13/05-12/14/05	67,562	67,548
Cancara Asset Securitisation LLC
2.44%, 02/15/05	35,172	35,172
CC USA Inc.
2.33-2.66%, 05/04/05-07/29/05 (4)	39,742	39,738
Commodore CDO Ltd.
2.55%, 12/12/05	4,968	4,968
Den Danske Bank NY
2.37-2.47%, 08/12/05-10/17/05	59,613	59,604
DEPFA Bank PLC
2.47%, 12/15/05	19,871	19,871
Dorada Finance Inc.
2.66%, 07/29/05 (4)	16,493	16,491
Fairway Finance LLC
2.40%, 03/14/05	19,871	19,871
Fifth Third Bancorp
2.48%, 02/23/06 (4)	39,742	39,742
Five Finance Inc.
2.53%, 04/29/05 (4)	15,897	15,897
General Electric Capital Corp.
2.52%, 02/09/06	8,942	8,955
General Electric Commercial Equipment Financing LLC
2.46%, 11/20/05	9,785	9,785
Hartford Life Global Funding Trust
2.53%, 02/15/06	19,871	19,871
HBOS Treasury Services PLC
2.38-2.55%, 01/10/06-01/24/06	59,613	59,613
K2 USA LLC
2.38-2.65%, 06/10/05-10/20/05 (4)	69,549	69,546
Leafs LLC
2.50%, 01/20/06	14,903	14,903
Links Finance LLC
2.43-2.72%, 04/15/05-02/06/06 (4)	81,472	81,495
National City Bank (Ohio)
2.35-2.45%, 06/10/05-08/09/05	49,678	49,674
Nationwide Building Society
2.40-2.58%, 01/06/06-01/27/06 (4)	73,523	73,540
Norddeutsche Landesbank
2.63%, 07/27/05	19,871	19,868
Northern Rock PLC
2.45-2.50%, 10/25/05-02/03/06 (4)	59,613	59,613
Permanent Financing PLC
2.37-2.40%, 03/10/05-09/12/05	53,652	53,652
Sedna Finance Inc.
2.45%, 01/10/06-01/17/06 (4)	10,929	10,927
Sigma Finance Inc.
2.35-2.66%, 08/17/05-01/09/06 (4)	101,343	101,348
Tango Finance Corp.
2.24-2.50%, 02/25/05-09/15/05 (4)	72,271	72,269

Wachovia Asset Securitization Inc.
2.52%, 02/25/05	59,613	59,614
WhistleJacket Capital LLC
2.39-2.46%, 06/15/05-01/17/06 (4)	69,549	69,543
White Pine Finance LLC
2.29-2.57%, 03/29/05-01/13/06 (4)	108,695	108,686
Winston Funding Ltd.
2.75%, 04/25/05 (4)	14,188	14,188

		1,432,992

MEDIUM-TERM NOTES—0.13% (3)

CC USA Inc.
1.29-1.51%, 02/15/05-04/15/05 (4)	32,787	32,788
WhistleJacket Capital LLC
1.32%, 02/04/05 (4)	4,968	4,968

		37,756

MONEY MARKET FUNDS—1.70% (3)

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5)	79,485	79,485
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	216,500	216,500
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	198,711	198,711
BlackRock Temp Cash Money Market Fund	3,706	3,706
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	7,498	7,498

		505,900

REPURCHASE AGREEMENTS—2.01% (3)

Bank of America N.A.
2.51%, 02/01/05 (6)	$198,711	198,711
Goldman Sachs & Co.
2.50%, 02/01/05 (6)	198,711	198,711
Merrill Lynch Government Securities Inc.
2.50%, 02/01/05 (6)	198,711	198,711

		596,133

TIME DEPOSITS—1.42% (3)

Abbey National Treasury Services PLC
1.33-1.39%, 02/02/05-04/08/05	33,781	33,781
Banco Bilbao Vizcaya Argentaria SA
2.50-2.51%, 03/21/05-03/22/05	29,807	29,806
BNP Paribas (New York)
2.78%, 07/11/05	19,871	19,871
First Tennessee Bank
2.31%, 02/03/05	19,871	19,871
HBOS Treasury Services PLC
1.24-2.50%, 03/22/05-04/01/05	32,589	32,588
Natexis Banques
2.32-2.50%, 02/02/05-03/22/05	19,871	19,871
National City Bank (Ohio)
2.50%, 02/01/05	26,617	26,617
Norddeutsche Landesbank
2.11%, 06/07/05	19,871	19,870
Royal Bank of Scotland
2.54%, 03/22/05	4,968	4,968
Societe Generale
2.51%, 02/01/05	19,871	19,871
Toronto-Dominion Bank
1.22-2.66%, 02/10/05-11/09/05	87,433	87,430

UBS Finance (Connecticut)
2.67%, 11/09/05	7,948	7,948
Washington Mutual Bank
2.27-2.35%, 02/02/05	49,678	49,678
Wells Fargo Bank N.A.
2.53%, 02/01/05-03/22/05	49,678	49,678

		421,848

U.S. GOVERNMENT AGENCY NOTES—0.18% (3)

Federal Home Loan Mortgage Corp.
1.63-2.06%, 04/15/05-05/31/05	23,816	23,758
Federal National Mortgage Association
2.33%, 07/22/05	29,807	29,478

		53,236

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,634,703)		3,634,703

TOTAL INVESTMENTS IN SECURITIES—112.08%
(Cost: $33,980,658) (7)		33,304,002
Other Assets, Less Liabilities —(12.08%)		(3,590,494)

NET ASSETS—100.00%		$29,713,508

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of these securities represent an investment of securities lending collateral. See Note 3.

(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.54% to 7.00% and maturity dates ranging from 10/1/13 to 2/1/35.

(7)	The cost of investments for federal income tax purposes was $33,983,911. Net unrealized depreciation aggregated $679,909, of which $637,390 represented gross unrealized appreciation on securities and $1,317,299 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2005, the Trust offered 74 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Services Sector (formerly known as iShares Dow Jones U.S. Consumer Cyclical Sector), iShares Dow Jones U.S. Consumer Goods Sector (formerly known as iShares Dow Jones U.S. Consumer Non-Cyclical Sector), iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Utilities Sector, iShares KLD Select SocialSM , iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each a “Fund,” collectively the “Funds”).

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of January 31, 2005, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 3, below.

2.	TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment of each Fund in shares of issuers of which BGFA is an affiliate, for the three quarters ended January 31, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income
Cohen & Steers Realty Majors

IMMF	593	62,793	62,927	459	$458,692	$10,707

Dow Jones Select Dividend

IMMF	1,715	324,236	315,671	10,280	10,279,720	63,405

Dow Jones Transportation Average

IMMF	20	2,481	2,366	135	135,482	704

Dow Jones U.S. Basic Materials Sector

IMMF	259	8,513	8,697	75	75,158	2,934

Dow Jones U.S. Consumer Services Sector

IMMF	143	3,504	3,533	114	114,257	1,480

Dow Jones U.S. Consumer Goods Sector

IMMF	68	7,409	7,389	88	87,677	2,845

Dow Jones U.S. Energy Sector

IMMF	336	12,049	11,995	390	389,935	3,264

Dow Jones U.S. Financial Sector

IMMF	277	10,492	10,517	252	252,227	2,739

Dow Jones U.S. Financial Services

IMMF	80	4,432	4,398	114	113,666	1,116

Dow Jones U.S. Healthcare Sector

IMMF	268	16,542	16,275	535	535,022	5,239

Dow Jones U.S. Industrial Sector

IMMF	51	5,301	5,253	99	99,332	1,736

Dow Jones U.S. Real Estate

IMMF	498	76,253	76,383	368	367,883	10,908

Dow Jones U.S. Technology Sector

IMMF	44	11,872	11,686	230	230,318	2,951

Dow Jones U.S. Telecommunications Sector

IMMF	258	11,858	12,071	45	45,261	2,333

Dow Jones U.S. Total Market

IMMF	314	15,103	14,954	463	463,222	3,788

Dow Jones U.S. Utilities Sector

IMMF	182	24,765	24,291	656	655,857	5,656

KLD Select SocialSM (a)

IMMF	—	24	16	8	8,000	3

Morningstar Large Core (b)

IMMF	—	895	878	17	16,836	261

Morningstar Large Growth (b)

IMMF	—	1,016	993	23	23,181	201

Morningstar Large Value (b)

IMMF	—	888	842	46	46,310	343

Morningstar Mid Core (b)

IMMF	—	626	592	34	34,459	188

Morningstar Mid Growth (b)

IMMF	—	455	445	10	9,667	93

Morningstar Mid Value (b)

IMMF	—	614	605	9	8,853	176

Morningstar Small Core (b)

IMMF	—	852	826	26	25,770	249

Morningstar Small Growth (b)

IMMF	—	430	418	12	11,752	93

Morningstar Small Value (b)

IMMF	—	590	572	18	18,103	162

(a)	The beginning of the period is January 24, 2005, the inception date of the Fund.

(b)	The beginning of the period is June 28, 2004, the inception date of the Fund.

Certain Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of January 31, 2005, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2.	Controls and Procedures.

(a)	The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, President

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, President

Date:	March 21, 2005

By:	/s/ MICHAEL A. LATHAM
Michael A. Latham, Principal Financial Officer

Date:	March 21, 2005